UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07912

Old Westbury Funds, Inc.
(Exact name of registrant as specified in charter)

760 Moore Rd.
King of Prussia, PA 19406
(Address of principal executive offices) (Zip code)

Andrew J. McNally
BNY Mellon Investment Servicing (US) Inc.
760 Moore Rd.
King of Prussia, PA 19406
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Old Westbury Funds, Inc.
Semi-Annual Report

April 30, 2011

Investment Adviser

Old Westbury Funds, Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Old Westbury Funds, Inc.
Disclosure of Fund Expenses
For the Period Ended April 30, 2011 (Unaudited)

As a shareholder of Old Westbury Funds, Inc., you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 through April 30, 2011.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Actual Beginning Account Value 11/1/10	Actual Ending Account Value 4/30/11	Actual Expenses Paid During Period* 11/1/10-4/30/11	Actual Expense Ratio During Period 11/1/10-4/30/11**

U.S. Large Cap Fund	$1,000.00	$1,132.50	$5.32	1.00%
Non-U.S. Large Cap Fund	1,000.00	1,157.60	5.65	1.05%
Global Small & Mid Cap Fund	1,000.00	1,175.10	6.02	1.11%
Global Opportunities Fund	1,000.00	1,109.60	6.31	1.20%
Real Return Fund	1,000.00	1,139.80	5.87	1.10%
Fixed Income Fund	1,000.00	991.60	3.28	0.66%
Municipal Bond Fund	1,000.00	980.00	3.16	0.64%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 to reflect the one-half year period.

**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.

Old Westbury Funds, Inc.
Disclosure of Fund Expenses – (Continued)
For the Period Ended April 30, 2011 (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Hypothetical Beginning Account Value 11/1/10	Hypothetical Ending Account Value 4/30/11	Hypothetical Expenses Paid During Period* 11/1/10-4/30/11	Hypothetical Expense Ratio During Period 11/1/10-4/30/11**

U.S. Large Cap Fund	$1,000.00	$1,019.95	$5.04	1.00%
Non-U.S. Large Cap Fund	1,000.00	1,019.70	5.29	1.05%
Global Small & Mid Cap Fund	1,000.00	1,019.40	5.59	1.11%
Global Opportunities Fund	1,000.00	1,018.95	6.04	1.20%
Real Return Fund	1,000.00	1,019.45	5.54	1.10%
Fixed Income Fund	1,000.00	1,021.64	3.33	0.66%
Municipal Bond Fund	1,000.00	1,021.74	3.23	0.64%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 to reflect the one-half year period.

**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Old Westbury Funds, Inc.
U.S. Large Cap Fund
Portfolio of Investments	April 30, 2011
(Unaudited)

Shares		Value

COMMON STOCKS — 96.3%
Consumer Discretionary — 11.5%
711,700	General Motors Co.	$22,838,453
1,441,950	News Corp. - Class A	25,695,549
416,275	Walt Disney Co. (The)	17,941,453

		66,475,455

Consumer Staples — 10.0%
535,400	Archer-Daniels-Midland Co.	19,820,508
566,350	Kraft Foods, Inc. - Class A	19,018,033
291,825	Procter & Gamble Co. (The)	18,939,443

		57,777,984

Diversified Financials — 14.5%
468,200	American Express Co.	22,979,256
431,200	JPMorgan Chase & Co.	19,675,656
843,600	Morgan Stanley	22,060,140
884,700	TD Ameritrade Holding Corp.	19,056,438

		83,771,490

Energy — 10.3%
276,000	Devon Energy Corp.	25,116,000
144,450	Hess Corp.	12,416,921
288,000	National Oilwell Varco, Inc.	22,086,720

		59,619,641

Health Care — 11.0%
980,150	Pfizer, Inc.	20,543,944
450,000	St. Jude Medical, Inc.	24,048,000
414,650	Teva Pharmaceutical Industries Ltd. - ADR	18,961,945

		63,553,889

Industrials — 13.4%
1,306,150	General Electric Co.	26,710,768
346,000	Honeywell International, Inc.	21,185,580
340,500	Ingersoll-Rand Plc	17,195,250
82,800	Precision Castparts Corp.	12,794,255

		77,885,853

Information Technology — 18.9%
58,050	Apple, Inc.	20,214,752
433,850	EMC Corp.(b)	12,295,309
38,245	Google, Inc. - Class A(b)	20,809,105
70,200	Mastercard, Inc. - Class A	19,367,478
775,700	Microsoft Corp.	20,183,714
288,300	QUALCOMM, Inc.	16,386,971

		109,257,329

Insurance — 3.4%
293,850	ACE Ltd.	19,761,413

Materials — 3.3%
620,650	International Paper Co.	19,165,672

Total Common Stocks (Cost $468,117,679)		557,268,726

Shares		Value

INVESTMENT COMPANY — 3.7%
21,562,500	SEI Daily Income Trust Government II Fund, Class A, 0.10%(c)	21,562,500

Total Investment Company (Cost $21,562,500)		21,562,500

TOTAL INVESTMENTS — 100.0% (Cost $489,680,179)(a)		578,831,226
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		214,491

NET ASSETS — 100.0%		$579,045,717

(a)	Cost for federal income tax purposes is $489,975,122 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$94,385,881
Unrealized depreciation	(5,529,777)

Net unrealized appreciation	$88,856,104

(b)	Non-income producing security.

(c)	Rate shown represents current yield at April 30, 2011.

ADR - American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Consumer Discretionary	11.5%
Consumer Staples	10.0%
Diversified Financials	14.5%
Energy	10.3%
Health Care	11.0%
Industrials	13.4%
Information Technology	18.9%
Insurance	3.4%
Materials	3.3%
Other*	3.7%

100%

*	Includes cash and equivalents, investment companies, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Non-U.S. Large Cap Fund
Portfolio of Investments	April 30, 2011
(Unaudited)

Shares		Value

COMMON STOCKS — 93.9%
AUSTRALIA — 4.3%
2,699,577	BHP Billiton Ltd.	$135,610,642

BRAZIL — 2.0%
2,632,884	Itau Unibanco Holding SA - ADR	62,530,994

FRANCE — 21.5%
2,091,047	Accor SA	92,914,774
775,161	Air Liquide SA	114,675,377
2,114,295	Cap Gemini SA	128,129,127
2,261,793	Carrefour SA	107,235,420
976,157	Compagnie Generale des Etablissements Michelin - Class B	97,839,805
2,012,128	Total SA	128,807,187

		669,601,690

GERMANY — 3.8%
2,572,067	ThyssenKrupp AG	118,345,940

HONG KONG — 0.9%
6,980,000	China Resources Enterprise Ltd.	28,131,209

JAPAN — 12.6%
6,189,000	Asahi Glass Co. Ltd.	78,282,858
25,165	Japan Tobacco, Inc.	97,414,905
58,848	NTT DoCoMo, Inc.	108,315,434
2,104,400	Shin-Etsu Chemical Co. Ltd.	108,962,337

		392,975,534

LUXEMBOURG — 2.9%
1,794,906	Tenaris SA ADR	91,163,276

NORWAY — 3.7%
7,002,234	DnB Nor ASA	113,843,358

SWEDEN — 4.0%
6,425,404	Volvo AB - Class B	126,116,545

SWITZERLAND — 12.5%
4,692,654	ABB Ltd.(b)	129,549,801
1,488,610	Adecco SA	106,267,824
2,395,732	Julius Baer Group Ltd.(b)	111,948,540
727,647	Swiss Reinsurance Co. Ltd.(b)	43,364,396

		391,130,561

UNITED KINGDOM — 19.7%
4,493,719	BG Group Plc	115,105,171
81,412,903	Lloyds Banking Group Plc(b)	80,572,481
5,734,829	Pearson Plc	110,255,671
9,411,174	Prudential Plc	121,514,593
4,125,954	Standard Chartered Plc	114,334,135
5,544,914	WPP Plc	72,381,727

		614,163,778

UNITED STATES — 6.0%
2,203,287	Carnival Corp.	83,879,136

Shares		Value

UNITED STATES (continued)
1,140,742	Schlumberger Ltd.	$102,381,594

		186,260,730

Total Common Stocks (Cost $2,337,967,315)		2,929,874,257

INVESTMENT COMPANY — 1.2%
36,952,600	Federated Treasury Obligations Fund,0.01%(c)	36,952,600

Total Investment Company (Cost $36,952,600)		36,952,600

Principal Amount

U.S. GOVERNMENT AGENCIES — 2.4%
Federal Home Loan Bank — 2.4%
$75,000,000	0.04%, 05/25/11(d)	74,998,083

Total U.S. Government Agencies (Cost $74,998,083)		74,998,083

TOTAL INVESTMENTS — 97.5% (Cost $2,449,917,998)(a)		3,041,824,940
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.5%		79,183,940

NET ASSETS — 100.0%		$3,121,008,880

(a)	Cost for federal income tax purposes is $2,450,286,689 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$597,193,819
Unrealized depreciation	(5,655,568)

Net unrealized appreciation	$591,538,251

(b)	Non-income producing security.

(c)	Rate shown represents current yield at April 30, 2011.

(d)	The rate represents the annualized yield at time of purchase.

ADR-American Depositary Receipt

Old Westbury Funds, Inc.
Non-U.S. Large Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	15.5%
Consumer Discretionary	14.6%
Consumer Staples	6.6%
Energy	14.0%
Industrials	14.1%
Information Technology	4.1%
Insurance	5.3%
Materials	15.3%
Telecommunication Services	3.5%
Utilities	0.9%
Other*	6.1%

100.0%

*	Includes cash and equivalents, investment company, U.S. government agencies, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Condensed Portfolio of Investments	April 30, 2011
(Unaudited)

Shares		Percentage of Net Assets (%)	Value

COMMON STOCKS — 90.4%
AUSTRALIA — 1.9%
50,233,139	Other Securities	1.9	$100,499,225

AUSTRIA — 0.2%
383,875	Other Securities	0.2	13,174,790

BAHAMAS — 0.0%
100	Other Securities	0.0	454

BELGIUM — 0.4%
2,317,827	Other Securities	0.4	20,791,502

BERMUDA — 0.3%
1,384,610	Other Securities	0.3	15,806,615

BRAZIL — 0.9%
5,088,529	Other Securities	0.9	46,580,948

CANADA — 2.5%
13,058,673	Other Securities	2.5	131,986,296

CAYMAN ISLANDS — 0.0%
119,630	Other Securities	0.0	288,416

CHILE — 0.2%
58,579,495	Other Securities	0.2	8,185,003

CHINA — 0.5%
49,437,550	Other Securities	0.5	26,941,261

CYPRUS — 0.0%
704,775	Other Securities	0.0	2,049,664

DENMARK — 0.3%
693,088	Other Securities	0.3	17,204,705

FINLAND — 3.1%
3,966,730	Other Securities	3.1	164,560,644

FRANCE — 3.9%
4,120,747	Other Securities	3.9	210,494,708

GERMANY — 1.8%
2,635,042	Other Securities	1.8	98,909,426

GIBRALTAR — 0.0%
45,999	Other Securities	0.0	117,173

GREECE — 0.2%
2,143,151	Other Securities	0.2	9,098,510

HONG KONG — 1.4%
285,776,628	Other Securities	1.4	74,646,645

HUNGARY — 0.0%
84,927	Other Securities	0.0	1,752,113

INDIA — 0.6%
9,909,345	Other Securities	0.6	33,723,091

INDONESIA — 0.2%
146,763,011	Other Securities	0.2	10,919,340

IRELAND — 0.3%
4,182,763	Other Securities	0.3	14,752,825

ISRAEL — 2.5%
3,931,366	Other Securities	2.5	134,264,956

Shares		Percentage of Net Assets (%)	Value

ITALY — 0.6%
9,033,974	Other Securities	0.6	$34,597,560

JAPAN — 4.5%
39,539,730	Other Securities	4.5	242,558,277

LIECHTENSTEIN — 0.0%
6,378	Other Securities	0.0	676,201

LUXEMBOURG — 0.0%
100,937	Other Securities	0.0	594,467

MALAYSIA — 0.3%
19,345,606	Other Securities	0.3	16,681,239

MEXICO — 0.3%
4,782,163	Other Securities	0.3	14,848,577

MONACO — 0.0%
560	Other Securities	0.0	36,703

NETHERLANDS — 0.8%
1,457,387	Other Securities	0.8	44,304,597

NEW ZEALAND — 0.3%
7,501,028	Other Securities	0.3	16,703,654

NORWAY — 0.2%
2,007,856	Other Securities	0.2	12,408,299

PERU — 0.0%
43,404	Other Securities	0.0	437,932

PHILIPPINES — 0.1%
21,978,611	Other Securities	0.1	7,056,348

POLAND — 0.1%
2,806,983	Other Securities	0.1	7,298,053

PORTUGAL — 0.1%
2,875,420	Other Securities	0.1	5,146,479

SINGAPORE — 1.2%
43,911,632	Other Securities	1.2	62,099,002

SOUTH AFRICA — 0.7%
8,421,428	Other Securities	0.7	34,961,248

SOUTH KOREA — 1.1%
2,594,061	Other Securities	1.1	59,324,286

SPAIN — 0.6%
3,527,016	Other Securities	0.6	32,794,337

SWEDEN — 0.7%
3,816,728	Other Securities	0.7	39,223,004

SWITZERLAND — 1.7%
1,951,108	Other Securities	1.7	91,999,532

TAIWAN — 0.9%
64,230,398	Other Securities	0.9	50,414,744

THAILAND — 0.2%
38,384,358	Other Securities	0.2	8,249,918

TURKEY — 0.2%
3,818,872	Other Securities	0.2	8,831,462

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
CONDENSED PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Percentage of Net Assets (%)	Value

UKRAINE — 0.0%
3,570	Other Securities	0.0	$96,824

UNITED ARAB EMIRATES — 0.0%
126,946	Other Securities	0.0	1,069,010

UNITED KINGDOM — 6.9%
55,328,072	Other Securities	6.9	370,117,200

UNITED STATES — 47.7%
1,293,107	Advance Auto Parts, Inc.	1.6	84,646,784
300,000	Aptargroup, Inc.	0.3	15,735,000
125,000	Bio-Rad Laboratories, Inc. - Class A(b)	0.3	15,640,000
215,000	Blackboard, Inc.(b)	0.2	10,343,650
308,900	Brady Corp. - Class A	0.2	11,648,619
3,701,000	CareFusion Corp.(b)	2.0	108,698,370
250,000	Copart, Inc.(b)	0.2	11,342,500
2,910,000	Crown Holdings, Inc.(b)	2.0	108,834,000
120,000	Cummins, Inc.	0.3	14,421,600
1,557,870	Dollar Tree, Inc.(b)	1.7	89,577,525
1,392,557	Dresser-Rand Group, Inc.(b)	1.4	73,164,945
1,420,000	Fiserv, Inc.(b)	1.6	87,060,200
490,000	Flowers Foods, Inc.	0.3	14,974,400
855,000	Flowserve Corp.	2.0	108,260,100
215,000	Gen-Probe, Inc.(b)	0.3	17,827,800
425,000	HCC Insurance Holdings, Inc.	0.3	13,829,500
1,378,750	Henry Schein, Inc.(b)	1.9	100,745,263
375,000	IDEX Corp.	0.3	17,595,000
185,000	Informatica Corp.(b)	0.2	10,361,850
5,000,000	International Game Technology	1.7	88,450,000
275,000	John Wiley & Sons, Inc. - Class A	0.3	14,005,750
265,000	Landstar System, Inc.	0.2	12,561,000
1,897,624	McCormick & Co., Inc.	1.7	93,211,291
207,300	Morningstar, Inc.(c)	0.2	11,940,480
500,000	Myriad Genetics, Inc.(b)	0.2	10,720,000
1,145,746	NetApp, Inc.(b)	1.1	59,555,877
405,000	NeuStar, Inc. - Class A(b)	0.2	10,890,450
1,973,500	Omnicom Group, Inc.	1.8	97,076,465
250,000	Ruddick Corp.	0.2	10,380,000
3,399,700	SEI Investments Co.	1.4	75,915,301
325,000	Sensient Technologies Corp.	0.2	12,314,250
425,000	Superior Energy Services, Inc.(b)	0.3	16,328,500
1,412,600	Tenneco, Inc.(b)	1.2	65,276,246
1,425,000	Tupperware Brands Corp.	1.7	90,729,750
275,000	UMB Financial Corp.	0.2	11,580,250
510,000	Waste Connections, Inc.	0.3	15,692,700
1,006,151	Waters Corp.(b)	1.8	98,602,798
325,000	West Pharmaceutical Services, Inc.(c)	0.3	15,353,000
2,694,444	Wisconsin Energy Corp.	1.6	84,093,597
2,660,000	Xilinx, Inc.	1.7	92,727,600

Shares		Percentage of Net Assets (%)	Value

UNITED STATES (continued)
18,187,165	Other Securities	12.3	$661,965,296

			2,564,077,707

Total Common Stocks (Cost $3,435,362,943)			4,863,354,970

RIGHTS/WARRANTS — 0.0%
3,474,948	Other Rights/Warrants	0.0	281,510

Total Rights/Warrants (Cost $58,833)			281,510

EXCHANGE TRADED FUNDS — 5.7%
625,000	iShares MSCI EAFE Small Cap Index Fund	0.5	28,681,250
2,168,500	iShares MSCI Emerging Markets Index Fund	2.0	108,425,000
100,861	iShares MSCI Japan Small Cap Index Fund	0.1	4,664,317
1,575,000	iShares MSCI Malaysia Index Fund	0.4	23,640,750
1,317,400	iShares MSCI Singapore Index Fund	0.4	19,036,430
357,000	iShares MSCI South Korea Index Fund	0.5	24,622,290
250,000	iShares S&P Small Cap 600 Index Fund	0.4	18,862,500
55,000	SPDR Russell Nomura Small Cap Japan Fund	0.0	2,378,750
510,000	SPDR S&P International Small Cap Fund	0.3	16,855,500
328,648	SPDR S&P Midcap 400 Trust	1.1	60,671,707

Total Exchange Traded Funds (Cost $196,220,435)			307,838,494

INVESTMENT COMPANY — 0.8%
40,824,700	SEI Daily Income Trust Government II Fund, Class A 0.01%(d)	0.8	40,824,700

Total Investment Company (Cost $40,824,700)			40,824,700

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
CONDENSED PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Principal Amount		Percentage of Net Assets (%)	Value

U.S. GOVERNMENT AGENCIES — 1.8%
Federal Home Loan Bank — 1.8%
$45,000,000	0.00%, 05/02/2011(e)	0.9	$45,000,000
50,000,000	0.04%, 05/25/2011(e)	0.9	49,998,722

Total U.S. Government Agencies (Cost $94,998,721)			94,998,722

Shares

CASH SWEEP — 1.0%
55,779,024	Citibank - US Dollars on Deposit in Custody Account 0.02%(d)	1.0	55,779,024

Total Cash Sweep (Cost $55,779,024)			55,779,024

TOTAL INVESTMENTS — 99.7% (Cost $3,823,244,656)(a)			5,363,077,420
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%			13,990,441

NET ASSETS — 100.0%			$5,377,067,861

(a)	Cost for federal income tax purposes is $3,824,981,486, and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,578,414,308
Unrealized depreciation	(40,318,374)

Net unrealized appreciation	$1,538,095,934

(b)	Non-income producing security.

(c)	Illiquid security.

(d)	Rate shown represents current yield at April 30, 2011.

(e)	The rate represents the annualized yield at time of purchase.

This Condensed Portfolio of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete Portfolio of Investments is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov.

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	2.3%
Consumer Discretionary	17.5%
Consumer Staples	5.8%
Diversified Financials	2.9%
Energy	9.3%
Health Care	10.9%
Industrials	15.9%
Information Technology	12.5%
Insurance	2.7%
Materials	5.9%
Real Estate	1.8%
Telecommunication Services	0.7%
Utilities	2.2%
Other*	9.6%

100%

*

Includes cash and equivalents, exchange traded funds, U.S. government agencies, investment company, rights/warrants, options, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments	April 30, 2011
(Unaudited)

Shares		Value

COMMON STOCKS — 13.1%
AUSTRALIA — 0.1%
267,700	Aditya Birla Minerals Ltd.(b)	$528,164
104,360	Ausdrill Ltd.	384,345
45,520	Bradken Ltd.	397,158
235,330	OZ Minerals Ltd.	371,439
175,640	Panoramic Resources Ltd.	396,587
294,018	Telstra Corp. Ltd.	937,811

		3,015,504

AUSTRIA — 0.0%
8,547	Erste Group Bank AG	431,939
30,227	OMV AG	1,378,493

		1,810,432

BELGIUM — 0.1%
22,558	Belgacom SA	887,251
25,770	D’ieteren SA	1,873,731
11,671	Groupe Bruxelles Lambert SA	1,157,333
3,742	Solvay SA	539,781

		4,458,096

BERMUDA — 0.2%
18,451	Arch Capital Group Ltd.(b)	1,918,904
32,160	Aspen Insurance Holdings Ltd.	918,811
5,431	Everest Re Group Ltd.	494,873
100,698	Lancashire Holdings Ltd.	1,084,890
39,540	PartnerRe Ltd.	3,177,434
19,585	RenaissanceRe Holdings Ltd.	1,376,434
38,910	Signet Jewelers Ltd.(b)	1,702,312
36,664	Validus Holdings Ltd.	1,193,047

		11,866,705

BRAZIL — 0.1%
122,510	Iochpe-Maxion SA	1,713,209
112,060	Odontoprev SA	1,790,738
110,580	Sao Martinho SA	1,701,014

		5,204,961

CANADA — 0.3%
418,180	Algonquin Power & Utilities Corp.	2,373,436
500,000	Asian Coast Development Ltd.(b)(c)(d)	0
18,515	BCE, Inc.	693,909
1,705	CGI Group, Inc. - Class A(b)	37,302
6,893	Encana Corp.	231,600
120,680	Flint Energy Services Ltd.(b)	1,835,423
4,608	Loblaw Cos. Ltd.	194,226
26,127	Nexen, Inc.	691,179
108,580	Petrobank Energy & Resources Ltd.(b)	2,297,491
3,942	Research In Motion Ltd.(b)	192,027
4,145	Teck Resources Ltd. - Class B	225,310
393,850	Tembec, Inc.(b)	2,243,673
170,700	Transat AT, Inc. - Class B(b)	2,109,056

Shares		Value

CANADA (continued)
10,688	TransCanada Corp.	$458,943

		13,583,575

CHILE — 0.0%
4,421	Empresa Nacional de Telecom Chile SA	89,332
2,214,204	Enersis SA	946,994
46,345	Quinenco SA	182,612

		1,218,938

CHINA — 0.1%
57,500	BYD Co. Ltd. - H Shares(b)	208,048
1,458,000	China Petroleum & Chemical Corp. - H Shares	1,468,091
748,000	China Telecom Corp. Ltd. - H Shares	431,487
274,800	Chongqing Changan Automobile Co. Ltd. - B Shares	226,457
136,000	Dongfeng Motor Group Co. Ltd. - H Shares	212,241
614,000	Guangshen Railway Co. Ltd. - H Shares	243,505
851,420	Qingling Motors Co. Ltd. - H Shares	302,581
222,000	Shenzhou International Group Holdings Ltd.	257,839
340,000	Sichuan Expressway Co. Ltd. - H Shares	205,762
266,500	Sinotruk Hong Kong Ltd.	220,990
349,500	Zhejiang Southeast Electric Power Co. - B Shares	211,797
14,730	Zhongpin, Inc.(b)	245,991

		4,234,789

CYPRUS — 0.0%
232,460	ProSafe SE	1,887,469

CZECH REPUBLIC — 0.0%
4,794	CEZ AS	274,881

DENMARK — 0.0%
24	AP Moller - Maersk A/S - Class B	243,093

EGYPT — 0.0%
128,499	Glaxo Smith Kline	300,774

FINLAND — 0.1%
69,280	Ahlstrom Oyj	1,831,664
437,320	M-real Oyj - B Shares	2,066,283
45,638	Nokia Oyj	420,452

		4,318,399

FRANCE — 0.4%
20,570	Arkema SA	2,143,375
10,596	AXA SA	237,768
6,054	BNP Paribas	479,101
14,144	Bouygues SA	704,215
8,636	Casino Guichard Perrachon SA	909,073

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

FRANCE (continued)
1,573	Christian Dior SA	$252,440
30,817	CNP Assurances	707,264
7,940	Compagnie Generale des Etablissements Michelin - Class B	795,823
56,584	France Telecom SA	1,327,124
32,510	GDF Suez	1,330,206
10,586	Lafarge SA	749,087
18,947	Safran SA	735,261
15,564	Sanofi-Aventis SA	1,231,012
8,122	Societe BIC SA	789,644
14,838	Total SA	949,861
159,420	UBISOFT Entertainment(b)	1,600,457
3,983	Vallourec SA	496,673
20,861	Veolia Environnement SA	696,912
11,395	Vinci SA	761,186
37,586	Vivendi SA	1,179,381

		18,075,863

GERMANY — 0.1%
25,340	Daimler AG	1,958,816
16,876	Deutsche Lufthansa AG	382,938
20,728	E.ON AG	708,587
15,263	EnBw Energie Baden-Wuerttemberg AG	858,833
6,796	RWE AG	443,454
3,554	Volkswagen AG	633,787

		4,986,415

HONG KONG — 0.3%
1,560,000	Asia Standard International Group Ltd.	355,538
145,000	Cathay Pacific Airways Ltd.	361,835
36,000	Cheung Kong Holdings Ltd.	566,451
56,500	China Mobile Ltd.	519,440
818,000	China Unicom (Hong Kong) Ltd.	1,664,175
217,000	Chinese Estates Holdings Ltd.	411,298
491,500	Dickson Concepts International Ltd.	387,947
333,000	Fufeng Group Ltd.	245,261
111,000	Henderson Land Development Co. Ltd.	759,652
121,000	Hongkong Land Holdings Ltd.	906,290
26,000	Jardine Matheson Holdings Ltd.	1,248,000
21,000	Jardine Strategic Holdings Ltd.	596,400
109,570	Jinhui Shipping & Transportation Ltd.	348,763
11,540,000	Kai Yuan Holdings Ltd.(b)	460,634
557,000	Lee & Man Paper Manufacturing Ltd.	400,201
797,500	Link REIT (The)	2,510,719
269,600	Man Wah Holdings Ltd.	334,299
1,158,000	Sing Tao News Corp. Ltd.	347,419
92,000	Sino Land Co. Ltd.	161,818
3,174,000	Sinolink Worldwide Holdings Ltd.	335,127

Shares		Value

HONG KONG (continued)
75,000	Sun Hung Kai & Co. Ltd.	$63,254
29,500	Swire Pacific Ltd. - Class A	450,501
1,362,000	Truly International Holdings Ltd.	268,323
101,100	Wharf Holdings Ltd.	739,415

		14,442,760

HUNGARY — 0.0%
1,856	MOL Hungarian Oil and Gas Plc	259,243

INDIA — 0.1%
184,000	Ballarpur Industries Ltd.	143,571
143,540	Balrampur Chini Mills Ltd.	241,533
150,250	Deccan Chronicle Holdings Ltd.	271,684
2,770	Grasim Industries Ltd.(b)	153,661
35,668	Hindalco Industries Ltd.	174,286
91,136	Indian Oil Corp. Ltd.(b)	700,808
60,730	JBF Industries Ltd.(b)	247,095
11,160	JSW Steel Ltd.	239,316
114,992	Oil & Natural Gas Corp. Ltd.(b)	803,371
73,440	United Phosphorus Ltd.(b)	251,305

		3,226,630

INDONESIA — 0.0%
5,536,000	Bakrie Sumatera Plantations Tbk PT	252,106

IRELAND — 0.0%
34,256	WPP Plc	447,168

ISRAEL — 0.0%
42,560	Delek Automotive Systems Ltd.	545,936
22,070	Koor Industries Ltd.	533,493
27,280	Partner Communications Co. Ltd.	504,401

		1,583,830

ITALY — 0.2%
486,730	Arnoldo Mondadori Editore SpA(b)	2,061,835
79,976	Enel Green Power SpA(b)	237,150
224,330	Enel SpA	1,599,533
53,622	ENI SpA	1,433,573
145,590	Indesit Co. SpA	1,918,126
123,609	Intesa Sanpaolo SpA	410,474
4,882	Saipem SpA	277,164
80,392	Snam Rete Gas SpA	500,106
148,090	Societa Iniziative Autostradalie Servizi SpA	1,907,195
862,968	Telecom Italia SpA	1,299,916

		11,645,072

JAPAN — 1.2%
15,500	Aisin Seiki Co. Ltd.	544,406
25,000	Arcs Co. Ltd.	386,796
33,000	Asahi Glass Co. Ltd.	417,407
31,000	Asahi Kasei Corp.	211,724
25,000	ASKUL Corp.	343,648

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
32,900	Astellas Pharma, Inc.	$1,253,295
9,000	Autobacs Seven Co. Ltd.	329,421
85,000	Bando Chemical Industries Ltd.	355,236
59,000	Belluna Co. Ltd.	406,596
1,000	Bic Camera, Inc.	456,142
20,900	Bridgestone Corp.	456,056
8,000	C Uyemura & Co. Ltd.	354,558
14,000	Canon Electronics, Inc.	334,833
12,500	Canon, Inc.	585,588
147	Central Japan Railway Co.	1,107,280
16,000	Chubu Electric Power Co., Inc.	349,726
66,500	Circle K Sunkus Co. Ltd.	1,018,221
37,000	CKD Corp.	332,984
54,000	Cleanup Corp.	378,796
10,000	Cosmos Pharmaceutical Corp.	441,349
71,400	Dainippon Sumitomo Pharma Co. Ltd.	681,299
121,000	Daiso Co. Ltd.	390,828
11,900	Denso Corp.	396,984
19,000	Doshisha Co. Ltd.	413,894
25,400	Duskin Co. Ltd.	511,977
16,000	Eizo Nanao Corp.	355,643
16,000	Ezaki Glico Co. Ltd.	190,347
16,000	Foster Electric Co. Ltd.	367,478
78,500	Fuji Oil Co. Ltd.	1,087,764
31,000	Fujicco Co. Ltd.	368,415
151,000	Fujitsu Ltd.	858,177
62,000	Futaba Industrial Co. Ltd.(b)	353,893
340	Geo Corp.	392,332
7,000	Hakuhodo DY Holdings, Inc.	363,311
23,000	Harashin Narus Holdings Co. Ltd.	337,422
26,000	Hisamitsu Pharmaceutical Co., Inc.	1,080,195
77,000	Hokuetsu Kishu Paper Co. Ltd.	429,070
96,400	Hokuriku Electric Power Co.	1,949,035
41,300	House Foods Corp.	674,119
94	Inpex Corp.	713,851
12,000	Itochu Techno-Science Corp.	420,144
11,000	Itochu-Shokuhin Co. Ltd.	366,418
156,900	JX Holdings, Inc.	1,087,071
85,000	Kaken Pharmaceutical Co. Ltd.	1,097,146
34,000	Kansai Electric Power Co., Inc. (The)	713,407
85,000	Kansai Paint Co. Ltd.	760,772
176	KDDI Corp.	1,167,330
81,000	Keiyo Bank Ltd. (The)	396,437
100,000	Kewpie Corp.	1,194,600
34,000	Koa Corp.	378,081
25,000	Kura Corp.	361,216
27,900	Kyowa Exeo Corp.	292,363
91,000	Lion Corp.	476,792
31,000	Marubeni Corp.	223,954
77,000	Marusan Securities Co. Ltd.	320,853
38,000	Mimasu Semiconductor Industry Co. Ltd.	448,326

Shares		Value

JAPAN (continued)
10,000	Miraca Holdings, Inc.	$378,475
26,000	Mitsubishi Pencil Co. Ltd.	461,567
17,000	Mochida Pharmaceutical Co. Ltd.	188,411
151,000	Morinaga & Co. Ltd.	338,803
28,000	NGK Spark Plug Co. Ltd.	388,338
61,000	Nichias Corp.	368,489
38,000	Nichiha Corp.	328,398
83,000	Nippon Flour Mills Co. Ltd.	408,272
6,000	Nippon Paint Co. Ltd.	41,940
31,800	Nippon Telegraph & Telephone Corp.	1,468,175
7,000	Nitto Denko Corp.	371,510
19,000	NS Solutions Corp.	361,425
35,000	NSD Co. Ltd.	324,478
840	NTT DoCoMo, Inc.	1,546,101
91,000	Ogaki Kyoritsu Bank Ltd. (The)	290,563
220	Pilot Corp.	404,931
10,000	Proto Corp.	375,393
36,000	Ryoyo Electro Corp.	368,810
500	Sankyo Co. Ltd.	25,827
44,000	Sanoh Industrial Co. Ltd.	341,737
63,000	Santen Pharmaceutical Co. Ltd.	2,427,110
4,600	Secom Co. Ltd.	227,689
16,960	Secom Co. Ltd. - ADR	211,322
36,000	Seikagaku Corp.	416,298
57,000	Seiren Co. Ltd.	380,164
39,000	Sekisui Jushi Corp.	403,871
4,000	Shimamura Co. Ltd.	373,297
65,000	Shin-Etsu Polymer Co. Ltd.	349,380
69,000	Shizuoka Gas Co. Ltd.	407,459
16,000	Sumitomo Corp.	218,357
80,000	Sumitomo Warehouse Co. Ltd. (The)	365,900
23,300	Suzuki Motor Corp.	550,939
22,000	Tachi-S Co. Ltd.	367,774
32,500	Takeda Pharmaceutical Co. Ltd.	1,570,610
131,000	Tokyo Gas Co. Ltd.	579,782
209,000	TonenGeneral Sekiyu KK	2,586,895
32,000	Touei Housing Corp.	362,547
42,000	Transcosmos, Inc.	392,480
9,000	Tsuruha Holdings, Inc.	423,843
18,000	Ulvac, Inc.	400,321
17,000	Unipres Corp.	361,314
306	West Japan Railway Co.	1,107,206
20,000	Xebio Co. Ltd.	369,352
22,000	Yamaha Motor Co. Ltd.(b)	416,865
24,000	Yamato Holdings Co. Ltd.	381,089
15,000	Yamazaki Baking Co. Ltd.	192,320
42,000	Zeon Corp.	376,946

		56,687,779

LUXEMBOURG — 0.0%
18,620	Millicom International Cellular SA	2,017,291

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

MALAYSIA — 0.1%
363,490	DRB-Hicom Berhad	$271,206
70,300	KLCC Property Holdings Berhad	78,085
394,400	Lion Industries Corp. Berhad	225,029
38,000	Oriental Holdings Berhad	66,327
1,681,700	Telekom Malaysia Berhad	2,265,355
267,025	Tenaga Nasional Berhad	541,803

		3,447,805

MOROCCO — 0.0%
213	Cosumar	50,070

NETHERLANDS — 0.1%
18,340	Heineken Holding NV	968,001
29,605	Koninklijke Ahold NV	415,650
13,527	Koninklijke KPN NV	214,681
41,870	Koninklijke Ten Cate NV	1,937,995
15,552	Royal Dutch Shell Plc - ADR	1,218,655

		4,754,982

NEW ZEALAND — 0.0%
160,460	Nuplex Industries Ltd.	423,319

NORWAY — 0.1%
39,070	Fred Olsen Energy ASA	1,802,108
2,223,510	Kongsberg Automotive Holding ASA	2,216,475
16,283	Statoil ASA	476,392
27,082	Telenor ASA	467,919

		4,962,894

PAKISTAN — 0.1%
482,940	Fauji Fertilizer Bin Qasim Ltd.	241,427
678,461	Fauji Fertilizer Co. Ltd.	1,135,717
115,360	ICI Pakistan Ltd.	213,493
1,200,270	Lotte Pakistan PTA Ltd.	236,727
1,310,770	National Bank of Pakistan	818,081
216,917	Pakistan Petroleum Ltd.	543,553

		3,188,998

PHILIPPINES — 0.0%
284,400	Universal Robina Corp.	247,795

POLAND — 0.0%
3,502	KGHM Polska Miedz SA	257,634
185,310	Polska Grupa Energetyczna SA	1,671,818

		1,929,452

PORTUGAL — 0.1%
231,605	EDP - Energias de Portugal SA	946,797
819,790	Sonaecom SGPS SA(b)	1,888,134

		2,834,931

RUSSIA — 0.1%
36,337	Federal Hydrogenerating Co. JSC - ADR(b)	188,771
26,034	Gazprom Neft JSC - ADR	657,879
75,482	Gazprom OAO - ADR	1,287,723
22,991	Lukoil OAO - ADR	1,602,473

Shares		Value

RUSSIA (continued)
30,530	MMC Norilsk Nickel OJSC - ADR	$850,260
39,495	Surgutneftegas OJSC - ADR	415,882

		5,002,988

SINGAPORE — 0.1%
333,000	Ho Bee Investment Ltd.	402,631
748,000	Hwa Hong Corp. Ltd.	400,261
31,900	Keppel Corp. Ltd.	310,126
536,000	Overseas Union Enterprise Ltd.	1,344,324

		2,457,342

SOUTH AFRICA — 0.1%
25,371	Gold Fields Ltd.	453,238
6,376	Kumba Iron Ore Ltd.	466,201
656,740	Metorex Ltd.(b)	734,268
12,753	Sasol Ltd.	736,236
313,130	Stefanutti Stocks Holdings Ltd.	567,116
100,550	Telkom SA Ltd.	585,840

		3,542,899

SOUTH KOREA — 0.4%
46,070	Daeduck Electronics Co.	492,233
9,538	Daewoong Pharmaceutical Co. Ltd.	361,352
25,540	Daishin Securities Co. Ltd.(b)	344,378
8,930	Dongbu Insurance Co. Ltd.	424,980
2,400	Dongwon Industries Co. Ltd.	453,506
22,050	Halla Climate Control Corp.	450,609
11,580	Hankook Tire Co. Ltd.	464,108
50,640	Hansol Paper Co.	389,375
8,870	Hansol Technics Co. Ltd.	386,120
53,180	Hanwha Securities Co.(b)	359,281
55,466	Harim & Co. Ltd.(b)(d)	241,346
1,865	Hyundai Heavy Industries Co. Ltd.	931,064
14,810	Hyundai Marine & Fire Insurance Co. Ltd.	389,028
3,874	Hyundai Motor Co.	891,094
6,170	Kia Motors Corp.	442,750
3,650	Korea Petrochemical Industries Co. Ltd.	435,963
140	KT Corp.	5,030
19,840	LG Corp.	1,823,580
31,340	LG Display Co. Ltd.	1,125,918
6,230	LG Electronics, Inc.	598,787
16,750	LIG Insurance Co. Ltd.	413,416
1,865	Lotte Shopping Co. Ltd.	850,140
3,230	Ottogi Corp.	399,361
1,560	POSCO	681,267
1,277	Samsung Electronics Co. Ltd.	1,064,117
7,420	Samyang Corp.	574,684
2,622	SK Telecom Co. Ltd.	397,588
15,580	STX Engine Co. Ltd.	421,612
22,740	Sungwoo Hitech Co. Ltd.	459,405
79,140	Taeyoung Engineering & Construction	413,553

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
6,950	Unid Co. Ltd.	$470,835

		17,156,480

SPAIN — 0.2%
37,180	ACS Actividades de Construccion y Servicios SA	1,870,427
148,848	Criteria Caixacorp SA	1,099,026
38,678	Endesa SA	1,348,273
134,730	Ferrovial SA	1,858,462
11,814	Gas Natural SDG SA	242,877
153,584	Iberdrola SA	1,426,308
42,420	Repsol YPF SA	1,514,843
17,399	Telefonica SA	467,736

		9,827,952

SWEDEN — 0.1%
57,244	Investor AB - B Shares	1,425,783
77,260	Scania AB	2,007,434
51,564	Svenska Cellulosa AB - B Shares	790,214

		4,223,431

SWITZERLAND — 0.2%
13,055	ACE Ltd.	877,949
1,526	Allied World Assurance Co. Holdings Ltd.	99,144
25,300	Garmin Ltd.	866,019
2,610	Gurit Holding AG(b)	2,033,688
3,162	Holcim Ltd.	275,258
17,917	STMicroelectronics NV	211,586
610	Swisscom AG	279,895
8,155	Transocean Ltd.(b)	593,276
820	Vetropack Holding AG	1,794,520
856	Zurich Financial Services AG	240,472

		7,271,807

TAIWAN — 0.2%
183,000	ALI Corp.	254,961
66,660	ASROCK, Inc.	253,712
182,050	Avermedia Technologies, Inc.	237,110
277,320	Chin-Poon Industrial Co.	229,982
431,580	Chun Yuan Steel	235,844
178,000	Chunghwa Telecom Co. Ltd.	566,224
253,860	D-Link Corp.	241,995
218,000	Elite Material Co. Ltd.	224,558
697,000	Elitegroup Computer Systems Co. Ltd.	242,162
205,050	Eternal Chemical Co. Ltd.	246,660
107,050	Farglory Land Development Co. Ltd.	244,090
221,130	Gigabyte Technology Co. Ltd.	229,712
531,260	Goldsun Development & Construction Co. Ltd.	268,983
220,091	Great Wall Enterprise Co. Ltd.	273,207
199,850	Holy Stone Enterprise Co. Ltd.	248,430
177,220	Kenda Rubber Industrial Co. Ltd.	212,873

Shares		Value

TAIWAN (continued)
332,170	Lien Hwa Industrial Corp.	$254,592
340,120	Macronix International	223,275
450,220	Micro-Star International Co. Ltd.	234,240
181,080	Shihlin Electric & Engineering Corp.	227,626
249,910	Sigurd Microelectronics Corp.	235,612
360,000	Sunplus Technology Co. Ltd.(b)	235,697
177,450	Taiwan PCB Techvest Co. Ltd.	210,981
92,000	Taiwan Semiconductor Manufacturing Co. Ltd.	235,152
480,210	Taiwan Styrene Monomer Corp.	238,105
86,720	Transcend Information, Inc.	254,360
128,000	TTET Union Corp.	236,884
477,000	Vanguard International Semiconductor Corp.	244,842
116,420	Wah Lee Industrial Corp.	233,746
379,910	Walsin Technology Corp.(b)	232,150
539,700	Yuen Foong Yu Paper Manufacturing Co. Ltd.	250,642

		7,758,407

THAILAND — 0.0%
191,100	Advanced Info Service Public Co. Ltd.	592,186
358,100	Bangchak Petroleum Public Co. Ltd.	257,928
540,100	Major Cineplex Group Public Co. Ltd.	276,835
75,800	PTT Exploration & Production Public Co. Ltd. - FOR	472,322
265,185	STP & I Public Co. Ltd.	239,866

		1,839,137

TURKEY — 0.0%
129,602	KOC Holding AS	697,005
0	Turk Hava Yollari AO(b)	1
141,697	Turk Telekomunikasyon AS	737,830
40,794	Turkcell Iletisim Hizmet AS	240,848

		1,675,684

UNITED KINGDOM — 0.7%
23,664	Amlin Plc	165,223
8,385	Anglo American Plc	437,051
22,367	Associated British Foods Plc	376,220
52,087	AstraZeneca Plc	2,601,391
147,070	Atkins (WS) Plc	1,916,125
61,790	Aviva Plc	461,144
42,735	Barclays Plc	201,511
54,496	BP Plc	421,045
14,803	Eurasian Natural Resources Corp Plc	225,378
10,228	GlaxoSmithKline Plc	223,035
199,650	Greggs Plc	1,717,440
280,720	Halfords Group Plc	1,851,679
285,130	InchCape Plc	1,735,507
63,372	International Power Plc	349,949

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
394,270	Interserve Plc	$1,850,569
208,287	J Sainsbury Plc	1,211,772
9,945	Kazakhmys Plc	229,073
783,520	Ladbrokes Plc	1,991,911
190,915	London & Stamford Property Plc	424,447
29,411	Marks & Spencer Group Plc	190,610
378,760	N Brown Group Plc	1,919,485
25,550	Pearson Plc	491,215
31,603	Rio Tinto Plc	2,301,547
307,950	Robert Wiseman Dairies Plc	1,620,302
432,430	Severfield-Rowen Plc	1,778,677
452,660	SVG Capital Plc (b)	2,074,729
305,449	Vodafone Group Plc	875,510
513,500	Yule Catto & Co. Plc	1,874,118
		31,516,663
UNITED STATES — 7.2%
13,263	Advance Auto Parts, Inc.	868,196
15,217	AES Corp. (The)(b)	201,473
25,503	Aetna, Inc.	1,055,314
14,250	Alaska Air Group, Inc.(b)	938,647
15,830	Albemarle Corp.	1,116,806
34,002	American Electric Power Co., Inc.	1,240,393
27,959	Amgen, Inc.(b)	1,589,469
198,070	Anadigics, Inc.(b)	774,454
44,890	Anaren, Inc.(b)	744,725
54,610	Angiodynamics, Inc.(b)	890,143
1,673,726	Annaly Capital Management, Inc. REIT	29,859,272
1,697	Apache Corp.	226,329
4,366	Apollo Group, Inc. - Class A(b)	174,771
57,660	Applied Materials, Inc.	904,685
17,830	Aptargroup, Inc.	935,183
20,850	Arch Chemicals, Inc.	806,269
12,440	Archer-Daniels-Midland Co.	460,529
24,920	Astec Industries, Inc.(b)	966,398
43,624	AT&T, Inc.	1,357,579
25,260	Atlantic Tele-Network, Inc.	927,800
13,180	Atlas Air Worldwide Holdings, Inc.(b)	908,234
49,580	ATMI, Inc.(b)	987,138
58,290	AVX Corp.	950,710
11,130	Becton Dickinson and Co.	956,512
24,560	Belden, Inc.	934,017
5,608	Best Buy Co., Inc.	175,082
3,594	Biogen Idec, Inc.(b)	349,876
18,420	Bristow Group, Inc.(b)	854,688
71,900	Brooks Automation, Inc.(b)	879,337
3,082	Bunge Ltd.	232,506
7,962	CA, Inc.	195,786
14,600	CACI International, Inc. - Class A(b)	892,206
30,920	Cal-Maine Foods, Inc.	893,279
14,217	Capital One Financial Corp.	778,096

Shares		Value
UNITED STATES (continued)
4,490	Carter’s, Inc.(b)	$138,831
37,040	Cato Corp. (The) - Class A	944,890
24,577	CenturyLink, Inc.	1,002,250
10,300	Cephalon, Inc.(b)	791,040
6,484	Chevron Corp.	709,609
17,860	Children’s Place Retail Stores, Inc. (The)(b)	949,616
2,550,000	Cisco Systems, Inc.	44,778,000
394	Citibank(b)	394
9,730	Cliffs Natural Resources, Inc.	911,896
57,182	Comcast Corp. - Class A	1,500,456
15,387	ConocoPhillips	1,214,496
16,518	Consolidated Edison, Inc.	860,918
61,737	Corning, Inc.	1,292,773
37,610	Corrections Corp. of America (b)	936,113
18,390	Crane Co.	917,845
43,950	CSG Systems International, Inc.(b)	933,498
16,700	Cubic Corp.	903,136
4,809	Cubist Pharmaceuticals, Inc.(b)	162,785
19,032	CVS Caremark Corp.	689,720
2,465	Devon Energy Corp.	224,315
8,741	Diamond Offshore Drilling, Inc.	663,180
21,790	Dillard’s, Inc. - Class A	1,046,356
19,100	DIRECTV - Class A(b)	928,069
20,633	Discover Financial Services	512,524
22,280	DSW, Inc. - Class A(b)	1,057,854
39,209	Edison International	1,539,737
30,361	Eli Lilly & Co.	1,123,661
2,627	Entergy Corp.	183,154
20,980	Enterprise Products Partners LP	907,805
93,410	EW Scripps Co. (The) - Class A(b)	887,395
5,151	Exelon Corp.	217,115
1,659	Exxon Mobil Corp.	145,992
110,690	Five Star Quality Care, Inc.(b)	927,582
40,765	Gap, Inc. (The)	947,379
11,470	General Dynamics Corp.	835,245
185,814	General Motors Co.(b)	5,962,764
1,725,000	General Motors Co. Escrow Shares(b)	1,155,750
23,160	Genesco, Inc.(b)	935,201
16,530	Genuine Parts Co.	887,661
5,738	Gilead Sciences, Inc.(b)	222,864
34,020	Global Partners LP	954,601
117,210	Great Lakes Dredge & Dock Corp.	873,214
18,570	Hanover Insurance Group, Inc. (The)	784,025
1,335,000	Hatteras Financial Corp., REIT	37,927,350
23,300	HealthSpring, Inc.(b)	966,717
7,889	Hess Corp.	678,138
5,144	Hewlett-Packard Co.	207,663
48,100	Hexcel Corp.(b)	1,035,593

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value
UNITED STATES (continued)
28,830	Hornbeck Offshore Services, Inc.(b)	$842,701
10,261	Humana, Inc.(b)	781,067
2,066	Huntington Ingalls Industries, Inc.(b)	82,640
24,260	Icahn Enterprises LP	972,826
36,120	IDT Corp. - Class B	1,047,119
103,720	Infospace, Inc.(b)	933,480
64,140	Intel Corp.	1,487,407
73,760	Intevac, Inc.(b)	902,085
12,630	ITT Educational Services, Inc.(b)	905,950
18,770	Jos. A. Bank Clothiers, Inc.(b)	983,923
73,444	Knight Capital Group, Inc. - Class A(b)	1,007,652
32,018	Kohl’s Corp.	1,687,669
99,500	Kulicke & Soffa Industries, Inc.(b)	901,470
144,780	Lattice Semiconductor Corp.(b)	983,056
61,080	Lithia Motors, Inc. - Class A	1,111,045
16,210	Littelfuse, Inc.	1,008,424
9,400	Macy’s, Inc.	224,754
27,684	Mantech International Corp. - Class A(b)	1,215,051
21,387	Marathon Oil Corp.	1,155,753
82,430	Marcus Corp.	914,149
43,240	MasTec, Inc.(b)	980,683
84,890	Meadowbrook Insurance Group, Inc.	869,274
54,680	Medicines Co. (The)(b)	858,476
28,600	Medicis Pharmaceutical Corp. - Class A	1,014,156
46,600	Medifast, Inc.(b)	920,350
110,018	MFA Financial, Inc.	877,944
143,948	Micron Technology, Inc.(b)	1,625,173
1,852,700	Microsoft Corp.	48,207,254
27,920	MKS Instruments, Inc.	792,370
64,140	Movado Group, Inc.	1,070,497
17,857	Murphy Oil Corp.	1,383,560
34,520	NASDAQ OMX Group, Inc. (The)(b)	935,492
47,510	Neenah Paper, Inc.	1,108,408
40,190	Nelnet, Inc. - Class A	925,576
5,940	NewMarket Corp.	1,094,861
16,810	Newmont Mining Corp.	985,234
53,380	Newport Corp.(b)	999,807
26,741	News Corp. - Class A	476,525
20,700	Nordstrom, Inc.	984,285
15,945	Northrop Grumman Corp.	1,014,261
24,270	Novellus Systems, Inc.(b)	779,067
34,570	NuVasive, Inc.(b)	1,067,867
10,710	ONEOK Partners LP	916,133
6,533	Par Pharmaceutical Cos., Inc.(b)	224,996
33,290	Perry Ellis International, Inc.(b)	938,112
58,290	PetMed Express, Inc.	879,596
1,199,800	Pfizer, Inc.	25,147,808

Shares		Value
UNITED STATES (continued)
8,626	PG&E Corp.	$397,486
24,300	Powell Industries, Inc.(b)	960,336
150,000	PPL Corp.(b)	8,055,000
14,876	ProAssurance Corp.(b)	987,766
4,529	Progress Energy, Inc.	214,901
88,670	Provident New York Bancorp	831,725
6,117	Public Service Enterprise Group, Inc.	196,784
20,966	Ralcorp Holdings, Inc.(b)	1,631,155
58,290	Revlon, Inc. - Class A(b)	1,003,754
12,290	Ross Stores, Inc.	905,650
38,280	RPM International, Inc.	899,580
115,398	SAIC, Inc.(b)	2,007,925
17,973	Sanderson Farms, Inc.	855,515
4,821	SanDisk Corp.(b)	236,904
19,450	Sauer-Danfoss, Inc.(b)	1,148,133
390	Seaboard Corp.	930,930
97,230	Seachange International, Inc.(b)	1,041,333
9,230	SEACOR Holdings, Inc.	912,201
19,258	Sempra Energy	1,061,116
63,760	SFN Group, Inc.(b)	671,393
50,130	Shenandoah Telecommuni- cations Co.	943,447
42,105	Southside Bancshares, Inc.	915,784
741	Sunoco, Inc.	31,611
32,226	Target Corp.	1,582,297
32,500	Team, Inc.(b)	810,875
74,833	Tellabs, Inc.	368,178
50,510	Teradyne, Inc.(b)	813,211
3,478	Terra Nitrogen Co. LP	396,527
18,859	Texas Instruments, Inc.	670,060
12,823	Time Warner Cable, Inc.	1,001,861
61,785	Time Warner, Inc.	2,339,180
17,800	Timken Co.	1,003,742
13,210	Torchmark Corp.	884,013
25,722	Travelers Cos., Inc. (The)	1,627,688
38,950	True Religion Apparel, Inc.(b)	1,177,069
16,350	TRW Automotive Holdings Corp.(b)	932,931
5,759	UnitedHealth Group, Inc.	283,516
33,330	Unum Group	882,578
17,800	Veeco Instruments, Inc.(b)	910,114
17,509	Verizon Communications, Inc.	661,490
44,850	Viropharma, Inc.(b)	865,156
20,920	Walgreen Co.	893,702
7,152	Wal-Mart Stores, Inc.	393,217
6,590	WellPoint, Inc.(b)	506,046
20,120	West Pharmaceutical Services, Inc.	950,469
17,190	Westlake Chemical Corp.	1,128,523
3,458	Williams Partners LP	192,956
22,500	Williams-Sonoma, Inc.	976,725

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value
UNITED STATES (continued)
35,896	Xerox Corp.	$362,191
		346,083,802
Total Common Stocks (Cost $604,382,124)		626,238,611
EXCHANGE TRADED FUNDS — 3.7%
UNITED STATES — 3.7%
245,000	iShares MSCI Brazil Index Fund.	19,041,400
1,700,000	iShares MSCI Malaysia Index Fund	25,517,000
1,525,000	iShares MSCI South Korea Index Fund	105,179,250
700,000	Market Vectors - Russia	28,861,000
Total Exchange Traded Funds (Cost $131,277,629)		178,598,650
PREFERRED STOCKS — 0.6%
UNITED STATES — 0.6%
225,000	Fannie Mae	464,063
250,000	Freddie Mac	515,625
125,000	General Motors Co.	6,226,250
5,000	Interpublic Group of Cos., Inc. (The)	5,375,000
7,325	Lucent Technologies Capital Trust I	7,260,906
140,000	Petroquest Energy, Inc.	6,370,000
20,000	Stanley Black & Decker, Inc.	2,359,000
Total Preferred Stocks (Cost $32,644,565)		28,570,844
RIGHTS/WARRANTS — 0.1%
UNITED STATES — 0.1%
152,583	General Motors Co., Warrants, Expires 07/10/16, Strike Price $10.00(b)	3,535,352
152,583	General Motors Co., Warrants, Expires 07/10/19, Strike Price $18.33(b)	2,715,980

Total Rights/Warrants (Cost $6,978,960)		6,251,332

Contracts		Value
CALL OPTIONS PURCHASED — 3.3%
5,140	CAC 40 Index, Strike $3,891.43, Expires 09/21/12	$22,032,679
4,942	CAC 40 Index, Strike $4,047.21, Expires 02/17/12	21,292,178
5,076	SX5E Index, Strike $2,954.92, Expires 02/17/12	16,050,030
6,519	SX5E Index, Strike $3,068.00, Expires 02/17/12	20,978,148
2,320	TWSE Index, Strike $8,619.90, Expires 09/13/12	21,142,263
63,635	TWSE Index, Strike $8,643.00, Expires 09/11/12	20,489,007
65,156	TWSE Index, Strike $8,901.72, Expires 10/08/12	21,314,851
48,394	TWSE Index, Strike $8,957.65, Expires 10/22/12	15,909,487
Total Call Options Purchased (Cost $148,593,016)		159,208,643

Principal Amount		Value
BANK LOANS — 1.2%
UNITED STATES — 1.2%
$1,984,971	Affinion Group Holdings, Inc., 5.00%, 01/28/18(e)	1,986,211
7,500,000	Alpha Natural Resources LLC, Bridge Loan, 0.00%, 03/14/12(c)(e)	7,500,000
3,807,857	Avaya, Inc., Extended Term Loan, 4.81%, 10/24/17(e)	3,722,181
2,455,233	Cumulus Media, Inc., Replacement Term Loan, 4.34%, 06/11/14(e)	2,430,683
2,000,000	Del Monte Corp., Term B Loan, 4.50%, 05/22/11(e)	1,998,630
997,329	Education Management LLC, Tranche C2 Extended, 4.31%, 06/03/16(e)	980,031
3,000,000	Emergency Medical Services Corp., Bridge Loan, 0.00%, 03/04/12(c)(e)	3,018,600
1,000,000	Emergency Medical Services Corp., Term B Loan, 3.75%, 04/27/12(e)	1,005,750
693,478	Federal-Mogul Corp., Tranche B Term Loan, 2.19%, 12/29/14(e)	675,383
353,815	Federal-Mogul Corp., Tranche C Term Loan, 2.19%, 12/28/15(e)	344,583
1,882,762	Ford Motor Company, Tranche B-1 Loan, 3.02%, 12/15/13(e)	1,884,232
750,000	Hertz Corp. (The), Term B Loan, 3.75%, 03/01/18(e)	756,250

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Principal Amount			Value
UNITED STATES (continued)
$2,493,750		Jostens Corp. (Visant), Term Loan, 5.25%, 12/28/16(e)	$2,504,323
448,381		Las Vegas Sands Corp., I Term Loan, 2.10%, 05/23/14(e)	440,644
2,219,015		Las Vegas Sands Corp., Tranche B Term Loan, 2.10%, 05/23/14(e)	2,180,726
2,500,000		Multiplan, Inc., Term Loan B, 6.43%, 08/16/20(e)	2,510,625
1,750,000		Neiman Marcus Group, Term Loan, 4.30%, 04/06/13(e)	1,740,594
1,514,989		Nuveen Investments, Inc., 3.43%, 11/13/14(e)	1,469,303
1,000,000		Nuveen Investments, Inc., 12.50%, 07/21/15(e)	969,844
2,900,000		PQ Corp., Second Lien, 6.86%, 07/30/15(c)(e)	2,855,050
225,554		ServiceMaster Co. (The), 2.86%, 07/24/14(e)	221,768
2,264,943		ServiceMaster Co. (The), 2.97%, 07/24/14(e)	2,226,924
231,031		Spectrum Brands, Inc., Term Loan B, 8.00%, 06/04/16(e)	233,259
997,500		Tomkins Ltd. (Pinafore LLC), Term Loan, 4.25%, 09/29/16(e)	997,500
1,000,000		U.S. TelePacific Corp., Term B Loan, 5.75%, 02/18/17(c)(e)	1,001,875
3,513,312		Univar, Inc., Term Loan B, 5.00%, 06/30/17(e)	3,537,779
3,989,153		Universal Health Services, Inc., Term Loan, 4.00%, 11/15/16(e)	3,989,152
4,206,298		US Foodservice, Term Loan, 2.84%, 07/03/14(e)	4,061,997
Total Bank Loans (Cost $55,424,106)			57,243,897
CORPORATE BONDS — 41.6%
AUSTRALIA — 0.6%
2,500,000		FMG Resources, 7.00%, 11/01/15(f)	2,637,500
27,500,000	(g)	Transpacific Industries Group Ltd., Cnv., 6.75%, 12/07/14	28,202,574
			30,840,074
AUSTRIA — 0.2%
5,218,800	(g)	A-TEC Industries AG, Cnv., 2.75%, 05/10/14(b)(c)(h)	5,405,476

8,000,000	(g)	A-TEC Industries AG, Cnv., 8.75%, 10/27/14(b)(c)(h)	3,554,766
			8,960,242

Principal Amount			Value
BERMUDA — 1.4%
$7,000,000	(i)	Celestial Nutrifoods Ltd., Cnv., 15.75%, 06/12/11(c)(j)	$1,143,744
33,000,000		Central European Media Enterprises Ltd., Cnv., 5.00%, 11/15/15(c)	30,896,250
17,000,000		Frontline Ltd., Cnv., 4.50%, 04/14/15	15,410,500
1,550,000		Intelsat Jackson Holdings Ltd., 11.25%, 06/15/16	1,646,875
1,000,000		NCL Corp. Ltd., 11.75%, 11/15/16	1,172,500
17,400,000		Petroplus Finance Ltd., Cnv., 4.00%, 10/16/15	16,260,300

			66,530,169

BRAZIL — 0.0%
1,000,000		Petrobras International Finance Co., 5.75%, 01/20/20	1,038,971

CANADA — 0.9%
2,550,000		Bombardier, Inc., 7.75%, 03/15/20(f)	2,840,062
1,500,000		Cascades, Inc., 7.88%, 01/15/20	1,601,250
10,000,000		Jaguar Mining, Inc., Cnv., 4.50%, 11/01/14(f)	8,962,500
2,000,000		Jaguar Mining, Inc., Cnv., 5.50%, 03/31/16(f)	2,102,500
12,000,000		PetroBakken Energy Ltd., Cnv., 3.13%, 02/08/16	11,701,500
6,000,000		Sino-Forest Corp., Cnv., 4.25%, 12/15/16(f)	8,227,500
1,600,000		Telesat Canada/Telesat LLC, 11.00%, 11/01/15	1,780,000
4,810,000	(g)	Uranium One, Inc., Cnv., 4.25%, 12/31/11	5,012,588
1,650,000		Videotron Ltee, 6.88%, 01/15/14	1,672,688

			43,900,588

CAYMAN ISLANDS — 0.3%
13,000,000		Suntech Power Holdings Co. Ltd., Cnv., 3.00%, 03/15/13	12,122,500

CHINA — 0.0%
1,000,000		China Sunergy Co. Ltd., Cnv., 4.75%, 06/15/13(c)	845,000

FINLAND — 0.2%
4,300,000	(g)	Talvivaara Mining Co. Plc, Cnv., 4.00%, 12/16/15	7,100,748

FRANCE — 0.1%
2,000,000		Cie Generale de Geophysique-
		Veritas, 9.50%, 05/15/16	2,225,000

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Principal Amount			Value

FRANCE (continued)
$1,850,000		Cie Generale de Geophysique- Veritas, 7.75%, 05/15/17	$1,951,750

			4,176,750

GERMANY — 0.1%
2,150,000		Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.13%, 12/01/17(f)	2,273,625

HONG KONG — 0.0%
9,700,000		China Milk Products Group Ltd., Cnv., 12.86%, 01/05/12(c)(d)(j)	1,133,154

INDIA — 0.8%
18,700,000		Jaiprakash Associates Ltd., Cnv., 7.44%, 09/12/12(j)	24,712,050
13,000,000		Jaiprakash Power Ventures Ltd., Cnv., 5.00%, 02/13/15	13,097,500

			37,809,550

INDONESIA — 0.1%
3,000,000		Berlian Laju Tanker Tbk PT, Cnv., 12.00%, 02/10/15(c)	3,164,841

IRELAND — 0.1%
4,000,000		Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 09/15/18(f)	4,215,000

LUXEMBOURG — 0.8%
2,850,000		Calcipar SA, 6.88%, 05/01/18(f)	2,921,250
500,000		Holcim US Finance Sarl & Cie SCS, 6.00%, 12/30/19(f)	533,043
1,000,000		Intelsat Jackson Holdings SA, 7.25%, 04/01/19(f)	1,016,875
1,300,000		Intelsat Jackson Holdings SA, 7.25%, 10/15/20(f)	1,309,750
2,050,000		Intelsat Jackson Holdings SA, 7.50%, 04/01/21(f)	2,080,750
5,250,000		Intelsat Luxembourg SA, 11.25%, 02/04/17	5,729,062
1,500,000		Intelsat Luxembourg SA, 11.50%, 02/04/17(f)(k)	1,642,500
8,500,000	(g)	Kloeckner & Co. Finance International SA, Cnv., 1.50%, 07/27/12	12,290,787
7,500,000		Wind Acquisition Finance SA, 11.75%, 07/15/17(f)	8,718,750
1,700,000		Wind Acquisition Finance SA, 7.25%, 02/15/18(f)	1,797,750

			38,040,517

Principal Amount			Value

MEXICO — 0.2%
$10,500,000		Cemex SAB de CV, Cnv., 4.88%, 03/15/15	$10,526,250

NORWAY — 0.8%
36,400,000		Petroleum Geo-Services ASA, Cnv., 2.70%, 12/03/12	35,945,000

PHILIPPINES — 0.1%
5,000,000		First Gen Corp., Cnv., 2.50%, 02/11/13	5,950,000

SINGAPORE — 0.0%
2,000,000		BLD Investments Pte Ltd., Cnv., 8.63%, 03/23/15(c)	1,770,000

SOUTH AFRICA — 1.1%
236,000,000	(g)	Steinhoff International Holdings Ltd., Cnv., 5.70%, 07/31/13	37,343,001
79,000,000	(g)	Steinhoff International Holdings Ltd., Cnv., 9.63%, 07/20/15	14,846,946

			52,189,947

SPAIN — 0.5%
8,000,000	(g)	Fomento de Construcciones y Contratas SA, Cnv., 6.50%, 10/30/14	11,523,365
9,000,000		Telvent GIT SA, 5.50%, 04/15/15(c)(f)	10,743,750

			22,267,115

SWEDEN — 0.4%
111,000,000	(g)	SAS AB, Cnv., 7.50%, 04/01/15	17,382,551
2,000,000		Volvo Treasury AB, 5.95%, 04/01/15(f)	2,207,062

			19,589,613

THAILAND — 0.1%
6,200,000		Thoresen Thai Agencies Public Co. Ltd., Cnv., 2.50%, 09/24/12	6,931,600

UNITED ARAB EMIRATES — 0.2%
9,850,000		Dana Gas Sukuk Ltd., Cnv., 7.50%, 10/31/12	9,357,500

UNITED KINGDOM — 0.7%
3,500,000	(g)	Cable & Wireless Worldwide Plc, Cnv., 5.75%, 11/24/14	5,868,117
7,500,000		Essar Energy Investment Ltd., Cnv., 4.25%, 02/01/16	7,337,625
750,000		Ineos Finance Plc, 9.00%, 05/15/15(f)	821,250
3,400,000		Ineos Group Holdings Plc, 8.50%, 02/15/16(f)	3,519,000

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Principal Amount			Value

UNITED KINGDOM (continued)
$9,000,000	(g)	TUI Travel Plc, Cnv., 4.90%, 04/27/17	$15,038,331
350,000		Virgin Media Finance Plc, 9.50%, 08/15/16	401,188
1,750,000		Virgin Media Finance Plc, 8.38%, 10/15/19	1,977,500

			34,963,011

UNITED STATES — 31.8%

3,750,000		Advanced Micro Devices, Inc., 7.75%, 08/01/20	3,909,375
9,255,000		Advanced Micro Devices, Inc., Cnv., 6.00%, 05/01/15	9,567,356
4,000,000		AES Corp. (The), 9.75%, 04/15/16	4,630,000
3,000,000		AES Corp. (The), 8.00%, 10/15/17	3,262,500
1,000,000		AES Corp. (The), 8.00%, 06/01/20	1,095,000
3,000,000		Affinion Group, Inc., 11.50%, 10/15/15	3,120,000
2,500,000		AK Steel Corp., 7.63%, 05/15/20	2,628,125
8,000,000		Alcatel-Lucent USA, Inc., Cnv., 2.88%, 06/15/23	7,250,000
23,925,000		Alcatel-Lucent USA, Inc., Cnv., 2.88%, 06/15/25	23,536,219
2,000,000		Alliant Techsystems, Inc., 6.75%, 04/01/16	2,070,000
1,250,000		Allison Transmission, Inc., 7.13%, 05/15/19(f)	1,265,625
1,750,000		Ally Financial, Inc., 7.50%, 09/15/20(f)	1,907,500
750,000		American Axle & Manufacturing, Inc., 5.25%, 02/11/14	752,812
1,000,000		American Axle & Manufacturing, Inc., 9.25%, 01/15/17(f)	1,117,500
1,250,000		American Axle & Manufacturing, Inc., 7.88%, 03/01/17	1,284,375
1,000,000		AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.13%, 05/20/16	1,037,500
2,250,000		Ameristar Casinos, Inc., 7.50%, 04/15/21(f)	2,303,437
6,000,000		Apollo Investment Corp., Cnv., 5.75%, 01/15/16(f)	6,105,000
8,500,000		ARAMARK Corp., 8.50%, 02/01/15	8,871,875
5,000,000		Ares Capital Corp., Cnv., 5.75%, 02/01/16(f)	5,300,000
2,750,000		ArvinMeritor, Inc., 8.13%, 09/15/15	2,901,250

Principal Amount		Value

UNITED STATES (continued)
$1,250,000	ArvinMeritor, Inc., 10.63%, 03/15/18	$1,415,625
17,000,000	ArvinMeritor, Inc., Cnv., 4.00%, 02/15/27	16,978,750
2,250,000	Ashtead Capital, Inc., 9.00%, 08/15/16(f)	2,373,750
1,000,000	Avatar Holdings, Inc., Cnv., 7.50%, 02/15/16	1,037,500
1,500,000	Avaya, Inc., 9.75%, 11/01/15	1,548,750
1,600,000	Avaya, Inc., 7.00%, 04/01/19(f)	1,584,000
774,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.63%, 05/15/14	789,480
2,800,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, 05/15/16	2,891,000
750,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.63%, 03/15/18	832,500
2,600,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 01/15/19	2,762,500
2,380,000	Avis Budget Group, Inc., Cnv., 3.50%, 10/01/14	3,227,875
750,000	Biomet, Inc., 10.00%, 10/15/17	828,750
3,500,000	Biomet, Inc., 11.63%, 10/15/17	3,972,500
2,313,000	Blue Merger Sub, Inc., 7.63%, 02/15/19(f)	2,367,934
1,500,000	Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.00%, 04/01/20	1,627,500
2,000,000	Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/01/17	2,227,500
1,500,000	Bon-Ton Department Stores, Inc. (The), 10.25%, 03/15/14	1,541,250
400,000	Boyd Gaming Corp., 6.75%, 04/15/14	400,000
3,100,000	Boyd Gaming Corp., 7.13%, 02/01/16	2,914,000
1,400,000	Boyd Gaming Corp., 9.13%, 12/01/18(f)	1,452,500
5,000,000	Bristow Group, Inc., Cnv., 3.00%, 06/15/38(c)	5,056,250
1,700,000	Cablevision Systems Corp., 8.63%, 09/15/17	1,904,000
2,700,000	Cablevision Systems Corp., 8.00%, 04/15/20	2,970,000
3,500,000	Calpine Corp., 7.25%, 10/15/17(f)	3,675,000

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2011 (Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$600,000	Calpine Corp., 7.88%, 07/31/20(f)	$646,500
2,900,000	Calpine Corp., 7.50%, 02/15/21(f)	3,066,750
19,000,000	CapitalSource, Inc., Cnv., 7.25%, 07/15/37	19,783,750
8,000,000	CBIZ, Inc., Cnv., 4.88%, 10/01/15(f)	9,710,000
3,500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	3,727,500
3,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.88%, 04/30/18	3,251,250
500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 8.13%, 04/30/20	556,250
250,000	CDW LLC/CDW Finance Corp., 8.50%, 04/01/19(f)	252,187
2,450,000	CDW LLC/CDW Finance Corp., 8.50%, 04/01/19(f)	2,468,375
500,000	Cemex Finance LLC, 9.50%, 12/14/16(f)	532,500
4,000,000	Cengage Learning Acquisitions, Inc., 10.50%, 01/15/15(f)	4,110,000
7,000,000	Central European Distribution Corp., Cnv., 3.00%, 03/15/13	6,107,500
3,450,000	Cenveo Corp., 7.88%, 12/01/13(c)	3,398,250
3,050,000	Cenveo Corp., 8.88%, 02/01/18	3,065,250
3,500,000	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.63%, 11/15/17(f)	3,753,750
7,000,000	Charming Shoppes, Inc., Cnv., 1.13%, 05/01/14	6,177,500
14,353,000	Chemed Corp., Cnv., 1.88%, 05/15/14(c)	15,232,121
1,000,000	Chesapeake Energy Corp., Cnv., 2.50%, 05/15/37	1,096,250
10,000,000	Chiquita Brands International, Inc., Cnv., 4.25%, 08/15/16	10,462,500
20,000,000	Ciena Corp. Cnv., 0.88%, 06/15/17	19,750,000
49,500,000	Ciena Corp., Cnv., 0.25%, 05/01/13	50,799,375
2,000,000	Cincinnati Bell, Inc., 7.00%, 02/15/15	2,040,000
1,000,000	Cincinnati Bell, Inc., 8.25%, 10/15/17	1,015,000
1,000,000	Cincinnati Bell, Inc., 8.75%, 03/15/18	960,000

Principal Amount		Value

UNITED STATES (continued)
$1,000,000	CIT Group, Inc., 5.25%, 04/01/14(f)	$1,024,149
6,600,000	CIT Group, Inc., 7.00%, 05/01/16	6,649,500
850,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	944,562
3,350,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	3,726,875
16,500,000	Cogent Communications Group, Inc., Cnv., 1.00%, 06/15/27(c)	14,478,750
4,000,000	Commscope, Inc., 8.25%, 01/15/19(f)	4,210,000
2,500,000	Complete Production Services, Inc., 8.00%, 12/15/16	2,637,500
5,700,000	Consol Energy, Inc., 8.00%, 04/01/17	6,298,500
1,750,000	Consol Energy, Inc., 8.25%, 04/01/20	1,951,250
1,500,000	Constellation Brands, Inc., 7.25%, 09/01/16	1,635,000
1,750,000	Constellation Brands, Inc., 7.25%, 05/15/17	1,907,500
1,000,000	Copano Energy LLC/Copano Energy Finance Corp., 7.13%, 04/01/21	1,025,000
2,500,000	Corrections Corp. of America, 7.75%, 06/01/17	2,737,500
1,100,000	CSC Holdings, Inc., 7.63%, 07/15/18	1,207,250
2,100,000	Cumulus Media, Inc., 7.75%, 05/01/19(f)	2,100,000
1,500,000	DaVita, Inc., 6.63%, 11/01/20	1,539,375
448,000	Delta Air Lines, Inc., 9.50%, 09/15/14(f)	480,480
2,500,000	Denbury Resources, Inc., 9.75%, 03/01/16	2,818,750
896,000	Denbury Resources, Inc., 8.25%, 02/15/20	999,040
2,000,000	Discover Bank, 8.70%, 11/18/19	2,459,364
1,350,000	DISH DBS Corp., 6.63%, 10/01/14	1,434,375
550,000	DISH DBS Corp., 7.13%, 02/01/16	585,750
150,000	DISH DBS Corp., 7.88%, 09/01/19	162,375
1,500,000	DJO Finance LLC/DJO Finance Corp., 10.88%, 11/15/14	1,633,125

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2011 (Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$1,500,000	DJO Finance LLC/DJO Finance Corp., 9.75%, 10/15/17(f)	$1,582,500
1,900,000	Dole Food Co., Inc., 8.00%, 10/01/16(f)	2,030,625
5,000,000	DST Systems, Inc., Cnv., 4.13%, 08/15/23(e)	5,731,250
2,000,000	Easton-Bell Sports, Inc., 9.75%, 12/01/16	2,240,000
1,250,000	Education Management LLC/Education Management Finance Corp., 8.75%, 06/01/14	1,275,000
3,000,000	El Paso Corp., 7.00%, 06/15/17	3,329,664
6,500,000	Energy Conversion Devices, Inc., Cnv., 3.00%, 06/15/13	3,835,000
4,734,000	EnerSys, Cnv., STEP, 3.38%, 06/01/38	5,556,532
1,750,000	Equinix, Inc., 8.13%, 03/01/18	1,894,375
8,300,000	Euronet Worldwide, Inc., Cnv., 3.50%, 10/15/25(c)	8,289,625
11,788,000	Exterran Energy Corp., Cnv., 4.75%, 01/15/14	11,729,060
3,750,000	Exterran Holdings, Inc., 7.25%, 12/01/18(f)	3,900,000
1,500,000	Ferrellgas LP/Ferrellgas Finance Corp., 9.13%, 10/01/17	1,680,000
1,000,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, 05/01/21(f)	980,000
1,006,000	Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.63%, 06/15/20	1,091,510
4,090,000	Flotek Industries, Inc., Cnv., 5.25%, 02/15/28	4,003,087
4,000,000	Ford Motor Credit Co. LLC, 7.00%, 04/15/15	4,393,152
500,000	Ford Motor Credit Co. LLC, 6.63%, 08/15/17	550,575
4,100,000	Ford Motor Credit Co. LLC, 8.13%, 01/15/20	4,869,935
3,000,000	Freescale Semiconductor, Inc., 10.13%, 03/15/18(f)	3,408,750
3,500,000	Frontier Communications Corp., 8.25%, 04/15/17	3,793,125
2,500,000	Frontier Communications Corp., 8.50%, 04/15/20	2,709,375
450,000	FTI Consulting, Inc., 7.75%, 10/01/16	472,500
13,000,000	GenCorp, Inc., Cnv., 4.06%, 12/31/39	13,520,000

Principal Amount		Value

UNITED STATES (continued)
$2,000,000	Geo Group, Inc. (The), 7.75%, 10/15/17	$2,140,000
2,000,000	Gilead Sciences, Inc., 1.00%, 05/01/14(f)	2,157,500
41,500,000	Global Industries Ltd., Cnv., 2.75%, 08/01/27	33,407,500
8,147,000	Globalstar, Inc., Cnv., 5.75%, 04/01/28	7,169,360
30,000,000	Goodrich Petroleum Corp., Cnv., 5.00%, 10/01/29	30,562,500
4,300,000	Goodyear Tire & Rubber Co. (The), 8.75%, 08/15/20	4,826,750
850,000	Graham Packaging Co. LP/GPC Capital Corp. I, 9.88%, 10/15/14	887,187
750,000	Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 01/01/17	813,750
800,000	Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 10/01/18	874,000
1,250,000	Graphic Packaging International, Inc., 9.50%, 06/15/17	1,400,000
4,500,000	Gray Television, Inc., 10.50%, 06/29/15	4,848,750
13,000,000	Greatbatch, Inc., Cnv., 2.25%, 06/15/13	13,178,750
2,750,000	Griffon Corp., 7.13%, 04/01/18(f)	2,849,687
5,665,000	Group 1 Automotive, Inc., STEP, 2.25%, 06/15/36	5,806,625
1,500,000	Hanesbrands, Inc., 8.00%, 12/15/16	1,629,375
1,750,000	Hanesbrands, Inc., 6.38%, 12/15/20	1,732,500
1,000,000	HCA, Inc., 6.75%, 07/15/13	1,055,000
500,000	HCA, Inc., 5.75%, 03/15/14	512,500
750,000	HCA, Inc., 6.38%, 01/15/15	772,500
3,220,000	HCA, Inc., 6.50%, 02/15/16	3,308,550
1,200,000	HCA, Inc., 9.25%, 11/15/16	1,287,000
12,000,000	Headwaters, Inc., Cnv., 2.50%, 02/01/14	10,740,000
1,750,000	Helix Energy Solutions Group, Inc., 9.50%, 01/15/16(f)	1,855,000
34,100,000	Helix Energy Solutions Group, Inc., Cnv., 3.25%, 12/15/25	34,441,000
372,000	Hertz Corp. (The), 8.88%, 01/01/14	381,300

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$1,300,000	Hertz Corp. (The), 6.75%, 04/15/19(f)	$1,326,000
1,500,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.88%, 02/01/18	1,627,500
3,500,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20(f)	3,780,000
28,750,000	Hologic, Inc., Cnv., STEP, 2.00%, 12/15/37	27,887,500
3,000,000	Hornbeck Offshore Services, Inc., 8.00%, 09/01/17	3,097,500
23,150,000	Hornbeck Offshore Services, Inc., Cnv., STEP, 1.63%, 11/15/26(c)	22,281,875
2,000,000	Hornbeck Offshore Services, Inc., Series B, 6.13%, 12/01/14	2,020,000
517,000	Host Hotels & Resorts LP, REIT, 7.13%, 11/01/13	524,109
750,000	Host Hotels & Resorts LP, REIT, Cnv., 2.63%, 04/15/27(f)	751,875
1,400,000	Hughes Network Systems LLC/HNS Finance Corp., 9.50%, 04/15/14	1,442,000
3,500,000	Huntington Ingalls Industries, Inc., 7.13%, 03/15/19(f)	3,683,750
4,000,000	Huntsman International LLC, 5.50%, 06/30/16	3,990,000
1,000,000	Huntsman International LLC, 8.63%, 03/15/20	1,125,000
7,873,000	Hutchinson Technology, Inc., Cnv., 3.25%, 01/15/26	6,219,670
2,822,000	Hutchinson Technology, Inc., Cnv., 8.50%, 01/15/26	2,486,887
4,250,000	IASIS Healthcare LLC/IASIS Capital Corp., 8.75%, 06/15/14	4,335,000
25,000,000	Iconix Brand Group, Inc., Cnv., 1.88%, 06/30/12	26,343,750
750,000	Inergy LP/Inergy Finance Corp., 7.00%, 10/01/18(f)	791,250
3,500,000	Ingles Markets, Inc., 8.88%, 05/15/17	3,780,000
10,000,000	Integra LifeSciences Holdings Corp., Cnv., 2.38%, 06/01/12(c)(f)	10,250,000
1,850,000	Interactive Data Corp., 10.25%, 08/01/18(f)	2,062,750
3,950,000	Interpublic Group of Cos., Inc. (The), Cnv., 4.25%, 03/15/23	4,443,750
1,300,000	Iron Mountain, Inc., 6.63%, 01/01/16	1,301,625

Principal Amount		Value

UNITED STATES (continued)
$950,000	Iron Mountain, Inc., 8.00%, 06/15/20	$995,125
2,500,000	Isle of Capri Casinos, Inc., 7.00%, 03/01/14	2,506,250
1,800,000	Isle of Capri Casinos, Inc., 7.75%, 03/15/19(f)	1,836,000
1,000,000	Jarden Corp., 8.00%, 05/01/16	1,097,500
4,000,000	Jarden Corp., 7.50%, 05/01/17	4,295,000
1,000,000	Jarden Corp., 7.50%, 01/15/20	1,067,500
1,199,000	Jazz Technologies, Inc., 8.00%, 06/30/15	1,169,025
4,135,000	Jazz Technologies, Inc., Cnv., 8.00%, 12/31/11	4,145,338
1,950,000	Key Energy Services, Inc., 6.75%, 03/01/21	2,003,625
1,000,000	Kinetic Concepts, Inc., Cnv., 3.25%, 04/15/15(f)	1,307,500
15,000,000	Knight Capital Group, Inc., Cnv., 3.50%, 03/15/15	14,793,750
2,400,000	Lamar Media Corp., 6.63%, 08/15/15	2,454,000
2,500,000	Lamar Media Corp., 7.88%, 04/15/18	2,687,500
24,415,000	Leap Wireless International, Inc., Cnv., 4.50%, 07/15/14	23,652,031
40,500,000	Level 3 Communications, Inc., Cnv., 3.50%, 06/15/12	40,196,250
3,000,000	Levi Strauss & Co., 7.63%, 05/15/20	3,022,500
4,913,840	Liberty Media LLC, Cnv., 3.13%, 03/30/23	6,019,454
24,000,000	Liberty Media LLC, Cnv., 4.00%, 11/15/29	14,040,000
18,000,000	Liberty Media LLC, Cnv., 3.75%, 02/15/30	10,125,000
4,250,000	LifePoint Hospitals, Inc., Cnv., 3.50%, 05/15/14	4,579,375
4,750,000	LIN Television Corp., 6.50%, 05/15/13	4,750,000
8,000,000	Linear Technology Corp., Cnv., 3.00%, 05/01/27	8,650,000
25,000,000	Live Nation, Inc., Cnv., 2.88%, 07/15/27	23,218,750
2,350,000	Ltd. Brands, Inc., 6.90%, 07/15/17	2,520,375
1,650,000	Lyondell Chemical Co., 8.00%, 11/01/17(f)	1,839,750
2,500,000	Manitowoc Co., Inc. (The), 9.50%, 02/15/18	2,800,000

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$1,000,000	Markwest Energy Partners LP/Markwest Energy Finance Corp., 6.75%, 11/01/20	$1,032,500
650,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	676,000
4,100,000	Mediacom LLC/Mediacom Capital Corp., 9.13%, 08/15/19	4,448,500
2,000,000	MEMC Electronic Materials, Inc., 7.75%, 04/01/19(f)	2,077,500
8,250,000	Mentor Graphics Corp., Cnv., 4.00%, 04/01/31(f)	8,549,063
6,650,000	MGM Mirage, Inc., 6.75%, 04/01/13	6,766,375
2,000,000	MGM Resorts International, 10.38%, 05/15/14	2,312,500
2,000,000	MGM Resorts International, 11.38%, 03/01/18	2,280,000
1,100,000	MGM Resorts International, 9.00%, 03/15/20	1,226,500
3,000,000	Michaels Stores, Inc., 11.38%, 11/01/16	3,270,000
500,000	Michaels Stores, Inc., 7.75%, 11/01/18(f)	516,250
400,000	Michaels Stores, Inc., STEP, 2.40%, 11/01/16(c)(j)	412,000
19,000,000	Micron Technology, Inc., Cnv., 1.88%, 06/01/14	20,472,500
1,500,000	Mirant Americas Generation LLC, 8.50%, 10/01/21	1,578,750
8,500,000	Morgans Hotel Group Co., Cnv., 2.38%, 10/15/14	7,533,125
8,000,000	MPT Operating Partnership LP, REIT, Cnv., 9.25%, 04/01/13(f)	9,456,000
2,650,000	MPT Operating Partnership LP/MPT Finance Corp., 6.88%, 05/01/21(f)	2,663,250
2,000,000	Multiplan, Inc., 9.88%, 09/01/18(f)	2,165,000
1,800,000	NBTY, Inc., 9.00%, 10/01/18(f)	1,962,000
4,000,000	Needle Merger Sub Corp., 8.13%, 03/15/19(f)	4,100,000
6,635,000	Nektar Therapeutics, Cnv., 3.25%, 09/28/12	6,734,525
3,000,000	Newpark Resources, Inc., Cnv., 4.00%, 10/01/17	3,386,250
1,300,000	Nextel Communications, Inc., 7.38%, 08/01/15	1,309,750
326,000	Nielsen Finance LLC/Nielsen Finance Co., 11.63%, 02/01/14	384,680

Principal Amount		Value

UNITED STATES (continued)
$1,000,000	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18(f)	$1,077,500
1,500,000	NRG Energy, Inc., 7.38%, 02/01/16	1,556,250
4,000,000	NRG Energy, Inc., 7.38%, 01/15/17	4,185,000
3,000,000	NRG Energy, Inc., 8.25%, 09/01/20	3,157,500
8,000,000	NuVasive, Inc., Cnv., 2.25%, 03/15/13	8,190,000
3,100,000	Nuveen Investments, Inc.., 10.50%, 11/15/15	3,227,875
200,000	Oasis Petroleum, Inc., 7.25%, 02/01/19(f)	202,000
2,000,000	Omega Healthcare Investors, Inc., REIT, 6.75%, 10/15/22(f)	2,032,500
1,100,000	Oshkosh Corp., 8.50%, 03/01/20	1,226,500
2,500,000	Otter Tail Corp., 9.00%, 12/15/16	2,828,125
500,000	Owens Corning, Inc., 9.00%, 06/15/19	596,260
1,000,000	PAETEC Holding Corp., 9.50%, 07/15/15	1,050,000
1,500,000	PAETEC Holding Corp., 8.88%, 06/30/17	1,636,875
1,500,000	PAETEC Holding Corp., 9.88%, 12/01/18(f)	1,623,750
4,485,000	Pantry, Inc. (The), 7.75%, 02/15/14	4,485,000
12,353,000	Pantry, Inc. (The), Cnv., 3.00%, 11/15/12(c)	12,152,264
10,480,000	Patriot Coal Corp., Cnv., 3.25%, 05/31/13	10,218,000
1,000,000	Penn National Gaming, Inc., 6.75%, 03/01/15	1,020,000
1,000,000	Penn National Gaming, Inc., 8.75%, 08/15/19	1,097,500
3,000,000	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.25%, 04/15/18	3,210,000
5,000,000	Penske Auto Group, Inc., 7.75%, 12/15/16	5,175,000
5,000,000	Penson Worldwide, Inc., Cnv., 8.00%, 06/01/14(f)	5,137,500
500,000	Petrohawk Energy Corp., 7.25%, 08/15/18	531,250
925,000	Pinnacle Entertainment, Inc., 7.50%, 06/15/15	943,500
1,500,000	Pinnacle Entertainment, Inc., 8.63%, 08/01/17	1,650,000

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$2,675,000	Pinnacle Entertainment, Inc., 8.75%, 05/15/20	$2,875,625
3,750,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 04/01/15	3,918,750
2,750,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 8.25%, 09/01/17	2,908,125
1,150,000	Plains Exploration & Production Co., 10.00%, 03/01/16	1,299,500
4,800,000	Plains Exploration & Production Co., 7.63%, 06/01/18	5,148,000
1,300,000	Plains Exploration & Production Co., 7.63%, 04/01/20	1,394,250
1,000,000	PolyOne Corp., 7.38%, 09/15/20	1,066,875
8,000,000	PREIT Associates LP, REIT, Cnv., 4.00%, 06/01/12(f)	7,980,000
1,450,000	Prestige Brands, Inc., 8.25%, 04/01/18(f)	1,547,875
6,250,000	Providence Service Corp. (The), Cnv., 6.50%, 05/15/14(c)	6,210,938
4,000,000	Quantum Corp., Cnv., 3.50%, 11/15/15(f)	4,260,000
2,100,000	QVC, Inc., 7.50%, 10/01/19(f)	2,231,250
1,000,000	QVC, Inc., 7.38%, 10/15/20(f)	1,050,000
1,000,000	Qwest Capital Funding, Inc., 6.50%, 11/15/18	1,028,750
1,000,000	Qwest Communications International, Inc., 7.50%, 02/15/14	1,020,000
1,000,000	Qwest Communications International, Inc., 8.00%, 10/01/15	1,097,500
5,000,000	Qwest Communications International, Inc., Series B, 7.50%, 02/15/14	5,100,000
1,000,000	Range Resources Corp., 7.50%, 05/15/16	1,037,500
1,000,000	Range Resources Corp., 7.50%, 10/01/17	1,065,000
2,450,000	RBS Global, Inc./Rexnord LLC, 8.50%, 05/01/18	2,658,250
500,000	Reddy Ice Corp., 11.25%, 03/15/15	518,750
2,000,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.75%, 10/15/16(f)	2,120,000

Principal Amount		Value

UNITED STATES (continued)
$1,250,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.50%, 05/15/18(f)	$1,287,500
2,500,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.13%, 04/15/19(f)	2,606,250
1,500,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.25%, 02/15/21(f)	1,524,375
11,050,000	RITE AID Corp., Cnv., 8.50%, 05/15/15	11,312,438
5,000,000	RRI Energy, Inc., 7.88%, 06/15/17	5,050,000
1,168,000	RSC Equipment Rental, Inc., 9.50%, 12/01/14	1,223,480
1,500,000	RSC Equipment Rental, Inc., 10.00%, 07/15/17(f)	1,717,500
2,500,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.25%, 02/01/21(f)	2,637,500
5,000,000	Salix Pharmaceuticals Ltd., Cnv., 2.75%, 05/15/15	5,712,500
40,500,000	SanDisk Corp., Cnv., 1.00%, 05/15/13	39,791,250
250,000	Sanmina-SCI Corp., 6.75%, 03/01/13	251,250
6,500,000	Sanmina-SCI Corp., 8.13%, 03/01/16	6,776,250
7,000,000	Savient Pharmaceuticals, Inc., Cnv., 4.75%, 02/01/18	8,680,000
3,650,000	SBA Communications Corp., Cnv., 1.88%, 05/01/13	4,056,063
650,000	Scientific Games Corp., 7.88%, 06/15/16(f)	682,500
1,000,000	Scientific Games International, Inc., 9.25%, 06/15/19	1,105,000
500,000	SEACOR Holdings, Inc., 7.38%, 10/01/19	540,387
2,700,000	Sealy Mattress Co., 8.25%, 06/15/14	2,706,750
1,800,000	Sealy Mattress Co., 10.88%, 04/15/16(f)	2,025,000
850,000	Service Corp. International, 7.38%, 10/01/14	935,000
1,250,000	Service Corp. International, 7.63%, 10/01/18	1,400,000
3,350,000	ServiceMaster Co. (The), 10.75%, 07/15/15(f)(k)	3,559,375
12,000,000	Shengdatech, Inc., Cnv., 6.50%, 12/15/15(c)(d)(f)	9,000,000
250,000	Sirius XM Radio, Inc., 8.75%, 04/01/15(f)	280,000

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$2,000,000	Solutia, Inc., 8.75%, 11/01/17	$2,212,500
1,000,000	Spectrum Brands Holdings, Inc., 9.50%, 06/15/18(f)	1,117,500
2,750,000	Speedway Motorsports, Inc., 8.75%, 06/01/16	3,011,250
6,300,000	Sprint Nextel Corp., 6.00%, 12/01/16	6,386,625
3,000,000	Sprint Nextel Corp., 8.38%, 08/15/17	3,363,750
825,000	Stater Brothers Holdings, 7.75%, 04/15/15	858,000
3,600,000	Steel Dynamics, Inc., 6.75%, 04/01/15	3,717,000
1,000,000	Steel Dynamics, Inc., 7.75%, 04/15/16	1,070,000
20,000,000	Stewart Enterprises, Inc., Cnv., 3.13%, 07/15/14	20,650,000
1,000,000	SunGard Data Systems, Inc., 10.63%, 05/15/15	1,100,000
2,000,000	SunGard Data Systems, Inc., 10.25%, 08/15/15	2,100,000
1,000,000	SunGard Data Systems, Inc., 7.63%, 11/15/20(f)	1,042,500
13,000,000	SunPower Corp., Cnv., 4.75%, 04/15/14	14,365,000
1,200,000	SuperValu, Inc., 7.50%, 11/15/14	1,230,000
1,500,000	SuperValu, Inc., 8.00%, 05/01/16	1,558,125
6,000,000	TeleCommunication Systems, Inc., Cnv., 4.50%, 11/01/14(f)	5,745,000
9,000,000	Teleflex, Inc., Cnv., 3.88%, 08/01/17(c)	10,507,500
2,750,000	Tenet Healthcare Corp., 8.00%, 08/01/20	2,846,250
300,000	Tenneco, Inc., 8.13%, 11/15/15	318,750
3,250,000	Terex Corp., 8.00%, 11/15/17	3,436,875
3,500,000	Texas Industries, Inc., 9.25%, 08/15/20	3,771,250
13,391,000	THQ, Inc., Cnv., 5.00%, 08/15/14	12,872,099
5,350,000	Time Warner Telecom, Inc., Cnv., 2.38%, 04/01/26	6,754,375
1,150,000	Toys R US Property CO. II LLC, 8.50%, 12/01/17	1,236,250
3,600,000	Toys R US, Inc., 7.38%, 10/15/18	3,609,000
2,000,000	Trans Union LLC/TransUnion Financing Corp., 11.38%, 06/15/18	2,310,000

Principal Amount		Value

UNITED STATES (continued)
$16,203,000	Trinity Industries, Inc., Cnv., 3.88%, 06/01/36	$17,722,031
3,500,000	TRW Automotive, Inc., 7.25%, 03/15/17(f)	3,858,750
1,500,000	TW Telecom Holdings, Inc., 8.00%, 03/01/18	1,629,375
750,000	United Rentals North America, Inc., 10.88%, 06/15/16	872,813
750,000	United Rentals North America, Inc., 9.25%, 12/15/19	847,500
4,000,000	United Rentals North America, Inc., 8.38%, 09/15/20	4,260,000
2,000,000	United States Steel Corp., 7.38%, 04/01/20	2,110,000
1,600,000	US Foodservice, 10.25%, 06/30/15(f)	1,692,000
450,000	USG Corp., 6.30%, 11/15/16	429,750
1,300,000	USG Corp., 9.75%, 01/15/18	1,368,250
3,000,000	Valeant Pharmaceuticals International, 7.00%, 10/01/20(f)	2,947,500
7,350,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.00%, 02/01/18	7,680,750
400,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 02/01/19(f)	416,000
1,500,000	Vanguard Health Systems, Inc., 8.79%, 02/01/16(f)(j)	971,250
1,500,000	Visteon Corp., 6.75%, 04/15/19(f)	1,485,000
11,000,000	WebMD Health Corp., Cnv., 2.25%, 03/31/16(f)	11,068,750
2,900,000	West Corp., 7.88%, 01/15/19(f)	2,987,000
1,000,000	Weyerhaeuser Co., 7.38%, 10/01/19	1,148,450
2,500,000	Windstream Corp., 7.88%, 11/01/17	2,700,000
1,000,000	Windstream Corp., 8.13%, 09/01/18	1,077,500
3,250,000	Windstream Corp., 7.00%, 03/15/19	3,315,000
750,000	Windstream Corp., 7.75%, 10/15/20	795,000
2,000,000	Wyndham Worldwide Corp., 6.00%, 12/01/16	2,140,746
2,500,000	XM Satellite Radio, Inc., 7.63%, 11/01/18(f)	2,662,500
650,000	XM Satellite Radio, Inc., Cnv., 7.00%, 12/01/14(f)	947,375
3,140,000	Yankee Candle Co., Inc., 8.50%, 02/15/15	3,273,450

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Principal Amount			Value

UNITED STATES (continued)
$900,000		YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 02/15/16(f)(k)	$927,000

			1,524,172,816

VENEZUELA — 0.1%
2,040,000		Corp. Andina de Fomento, 8.13%, 06/04/19	2,479,671
4,200,000		Petroleos de Venezuela SA, 11.35%, 07/10/11(j)	4,166,400

			6,646,071

Total Corporate Bonds (Cost $1,824,372,501)			1,992,460,652

GOVERNMENT BONDS — 10.3%

ARGENTINA — 0.1%
21,758,000		Republic of Argentina, 0.12%, 08/03/12(e)	5,276,315

AUSTRALIA — 0.8%
710,000	(g)	New South Wales Treasury Corp., 6.00%, 05/01/12	785,730
2,680,000	(g)	New South Wales Treasury Corp., 6.00%, 05/01/12	2,966,264
4,130,000	(g)	New South Wales Treasury Corp., 5.50%, 08/01/13	4,555,527
3,340,000	(g)	New South Wales Treasury Corp., 5.50%, 03/01/17	3,641,657
2,750,000	(g)	Queensland Treasury Corp., 6.00%, 06/14/11	3,018,330
685,000	(g)	Queensland Treasury Corp., 6.00%, 08/14/13	765,136
2,460,000	(g)	Queensland Treasury Corp., 6.00%, 08/21/13	2,736,786
1,370,000	(g)	Queensland Treasury Corp., 6.00%, 09/14/17	1,528,935
12,855,000	(g)	Western Australia Treasury Corp., 5.50%, 07/17/12	14,164,698
3,685,000	(g)	Western Australia Treasury Corp., 8.00%, 06/15/13	4,268,491

			38,431,554

BRAZIL — 0.6%
9,490,000	(g)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/15	12,305,747
2,400,000	(g)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/45	3,264,651

Principal Amount			Value

BRAZIL (continued)
$19,570,000	(g)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/12	$12,641,658
3,900,000	(g)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/17	2,304,622

			30,516,678

EGYPT — 0.3%
15,400,000	(g)	Egypt Treasury Bills, 9.85%, 05/03/11(j)	2,589,541
16,375,000	(g)	Egypt Treasury Bills, 9.96%, 05/31/11(j)	2,729,809
4,325,000	(g)	Egypt Treasury Bills, 10.02%, 06/07/11(j)	719,476
1,050,000	(g)	Egypt Treasury Bills, 10.02%, 07/12/11(j)	172,781
950,000	(g)	Egypt Treasury Bills, 10.00%, 08/09/11(j)	154,936
2,600,000	(g)	Egypt Treasury Bills, 11.81%, 08/16/11(j)	423,220
3,100,000	(g)	Egypt Treasury Bills, 11.97%, 08/30/11(j)	502,088
7,400,000	(g)	Egypt Treasury Bills, 10.17%, 09/20/11(j)	1,190,072
8,050,000	(g)	Egypt Treasury Bills, 10.00%, 10/11/11(j)	1,285,936
10,850,000	(g)	Egypt Treasury Bills, 10.01%, 11/08/11(j)	1,715,530
8,725,000	(g)	Egypt Treasury Bills, 10.02%, 12/06/11(j)	1,367,215
16,475,000	(g)	Egypt Treasury Bills, 10.26%, 01/17/12(j)	2,547,572
4,525,000	(g)	Egypt Treasury Bills, 11.86%, 02/21/12(j)	691,951

			16,090,127

HUNGARY — 0.3%
520,000	(g)	Hungary Government International Bond, 4.38%, 07/04/17	717,287
1,705,000	(g)	Hungary Government International Bond, 5.75%, 06/11/18	2,510,970
2,920,000		Hungary Government International Bond, 6.25%, 01/29/20	3,022,200
1,575,000	(g)	Hungary Government International Bond, 3.88%, 02/24/20	1,999,689
3,930,000		Hungary Government International Bond, 6.38%, 03/29/21	4,077,375

			12,327,521

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Principal Amount			Value

INDONESIA — 1.3%
$4,415,000		Indonesia Government International Bond, 11.63%, 03/04/19(f)	$6,434,862
1,631,000		Indonesia Government International Bond, 8.50%, 10/12/35(f)	2,144,765
260,000		Indonesia Government International Bond, 6.63%, 02/17/37(f)	287,300
1,360,000		Indonesia Government International Bond, 7.75%, 01/17/38(f)	1,659,200
120,000,000,000	(g)	Indonesia Treasury Bond, 11.00%, 12/15/12(l)	15,041,112
23,560,000,000	(g)	Indonesia Treasury Bond, 9.00%, 09/15/13	2,904,155
3,590,000,000	(g)	Indonesia Treasury Bond, 9.00%, 09/15/18	454,216
33,800,000,000	(g)	Indonesia Treasury Bond, 12.80%, 06/15/21	5,301,998
33,160,000,000	(g)	Indonesia Treasury Bond, 12.90%, 06/15/22	5,233,263
1,590,000,000	(g)	Indonesia Treasury Bond, 10.25%, 07/15/22	215,056
137,380,000,000	(g)	Indonesia Treasury Bond, 9.50%, 07/15/23	17,494,005
25,525,000,000	(g)	Indonesia Treasury Bond, 10.00%, 02/15/28	3,317,177

			60,487,109

ISRAEL — 0.4%
1,840,000	(g)	Israel Treasury Bill - Makam, 2.13%, 06/01/11(j)	542,869
10,893,600	(g)	Israel Treasury Bill - Makam, 2.14%, 07/06/11(j)	3,204,673
3,062,000	(g)	Israel Treasury Bill - Makam, 2.22%, 08/03/11(j)	898,513
690,000	(g)	Israel Treasury Bill - Makam, 2.20%, 09/07/11(j)	201,841
39,231,000	(g)	Israel Treasury Bill - Makam, 2.27%, 10/05/11(j)	11,446,945
335,000	(g)	Israel Treasury Bill - Makam, 2.29%, 11/02/11(j)	97,500
285,000	(g)	Israel Treasury Bill - Makam, 2.28%, 12/07/11(j)	82,694
845,000	(g)	Israel Treasury Bill - Makam, 2.34%, 01/04/12(j)	244,482
3,960,000	(g)	Israel Treasury Bill - Makam, 2.98%, 02/01/12(j)	1,142,340
1,325,000	(g)	Israel Treasury Bill - Makam, 3.16%, 02/29/12(j)	381,164
4,270,000	(g)	Israel Treasury Bill - Makam, 3.29%, 04/04/12(j)	1,224,692

			19,467,713

Principal Amount			Value

LITHUANIA — 0.2%
$3,580,000		Lithuania Government International Bond, 6.75%, 01/15/15(f)	$3,976,700
2,890,000		Lithuania Government International Bond, 7.38%, 02/11/20(f)	3,276,217
960,000		Lithuania Government International Bond, 6.13%, 03/09/21(f)	998,400

			8,251,317

MALAYSIA — 1.1%
26,800,000	(g)	Bank Negara Malaysia Monetary Notes, 2.65%, 05/11/11(j)	9,039,716
660,000	(g)	Bank Negara Malaysia Monetary Notes, 2.80%, 05/18/11(j)	222,501
565,000	(g)	Bank Negara Malaysia Monetary Notes, 2.81%, 07/19/11(j)	189,564
13,180,000	(g)	Bank Negara Malaysia Monetary Notes, 2.79%, 07/28/11(j)	4,419,003
330,000	(g)	Bank Negara Malaysia Monetary Notes, 2.73%, 08/23/11(j)	110,369
2,760,000	(g)	Bank Negara Malaysia Monetary Notes, 2.73%, 08/25/11(j)	923,305
170,000	(g)	Bank Negara Malaysia Monetary Notes, 2.77%, 09/15/11(j)	56,777
2,350,000	(g)	Bank Negara Malaysia Monetary Notes, 2.83%, 09/29/11(j)	783,995
570,000	(g)	Bank Negara Malaysia Monetary Notes, 2.75%, 10/04/11(j)	190,086
62,610,000	(g)	Bank Negara Malaysia Monetary Notes, 2.75%, 10/11/11(j)	20,868,006
915,000	(g)	Bank Negara Malaysia Monetary Notes, 2.79%, 11/03/11(j)	304,356
1,190,000	(g)	Bank Negara Malaysia Monetary Notes, 2.74%, 12/01/11(j)	395,047
515,000	(g)	Bank Negara Malaysia Monetary Notes, 2.74%, 12/15/11(j)	170,784
1,710,000	(g)	Bank Negara Malaysia Monetary Notes, 2.74%, 02/09/12(j)	564,683

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Principal Amount			Value

MALAYSIA (continued)
$340,000	(g)	Bank Negara Malaysia Monetary Notes, 2.73%, 02/21/12(j)	$112,176
335,000	(g)	Bank Negara Malaysia Monetary Notes, 2.78%, 03/29/12(j)	110,222
15,715,000	(g)	Malaysia Government Bond, 3.83%, 09/28/11	5,337,832
710,000	(g)	Malaysia Government Bond, 2.71%, 02/14/12	239,842
2,035,000	(g)	Malaysia Government Bond, 3.72%, 06/15/12	693,499
2,030,000	(g)	Malaysia Government Bond, 2.51%, 08/27/12	681,587
13,820,000	(g)	Malaysia Government Bond, 3.81%, 02/15/17	4,705,519
450,000	(g)	Malaysia Treasury Bill, 2.74%, 06/24/11(j)	151,341
730,000	(g)	Malaysia Treasury Bill, 2.73%, 07/08/11(j)	245,134
100,000	(g)	Malaysia Treasury Bill, 2.77%, 09/06/11(j)	33,421
70,000	(g)	Malaysia Treasury Bill, 2.80%, 09/30/11(j)	23,351
100,000	(g)	Malaysia Treasury Bill, 2.73%, 02/24/12(j)	32,985
30,000	(g)	Malaysia Treasury Bill, 2.79%, 03/23/12(j)	9,875

			50,614,976

MEXICO — 0.6%
5,800,000	(g)	Mexican Bonos, 9.00%, 12/20/12	533,310
34,800,000	(g)	Mexican Bonos, 9.00%, 06/20/13	3,230,692
49,490,000	(g)	Mexican Bonos, 8.00%, 12/19/13	4,528,247
20,000,000	(g)	Mexican Bonos, 8.00%, 12/17/15	1,837,609
36,000,000	(g)	Mexican Bonos, 7.25%, 12/15/16	3,210,125
23,900,000	(g)	Mexican Bonos, 7.75%, 12/14/17	2,172,897
137,500,000	(g)	Mexican Bonos, 10.00%, 12/05/24	14,469,409

			29,982,289

NORWAY — 0.6%
30,270,000	(g)	Norway Government Bond, 6.00%, 05/16/11	5,776,455
29,500,000	(g)	Norway Treasury Bill, 2.08%, 06/15/11(j)	5,607,648
23,840,000	(g)	Norway Treasury Bill, 2.45%, 12/21/11(j)	4,471,104

Principal Amount			Value

NORWAY (continued)
$60,890,000	(g)	Norway Treasury Bill, 2.55%, 03/21/12(j)	$11,346,226

			27,201,433

POLAND — 0.9%
1,055,000	(g)	Poland Government Bond, 4.43%, 01/25/12(j)	384,716
19,180,000	(g)	Poland Government Bond, 4.75%, 04/25/12	7,225,543
280,000	(g)	Poland Government Bond, 4.79%, 07/25/12(j)	99,571
4,030,000	(g)	Poland Government Bond, 4.67%, 10/25/12(j)	1,413,187
11,490,000	(g)	Poland Government Bond, 4.86%, 01/25/13(j)	3,990,575
1,605,000	(g)	Poland Government Bond, 5.25%, 04/25/13	606,382
1,380,000	(g)	Poland Government Bond, 5.00%, 10/24/13	517,695
6,975,000	(g)	Poland Government Bond, 5.75%, 04/25/14	2,654,328
26,560,000	(g)	Poland Government Bond, 6.25%, 10/24/15	10,246,955
24,800,000	(g)	Poland Government Bond, 5.75%, 09/23/22	8,988,545
5,400,000		Poland Government International Bond, 6.38%, 07/15/19	6,039,760

			42,167,257

QATAR — 0.1%
2,100,000		Qatar Government International Bond, 6.55%, 04/09/19(f)	2,425,500

RUSSIA — 0.2%
9,917,225		Russian Foreign Bond, STEP, 7.50%, 03/31/30(f)	11,578,360

SOUTH AFRICA — 0.1%
1,690,000		South Africa Government International Bond, 5.50%, 03/09/20	1,795,625
1,795,000		South Africa Government International Bond, 5.88%, 05/30/22	1,934,112

			3,729,737

SOUTH KOREA — 1.9%
400,000		Export-Import Bank of Korea, 8.13%, 01/21/14	459,649
105,000		Export-Import Bank of Korea, 5.25%, 02/10/14(f)	112,747
105,000		Export-Import Bank of Korea, 5.13%, 03/16/15	113,145

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Principal Amount			Value

SOUTH KOREA (continued)
$105,000	(m)	Export-Import Bank of Korea, 4.63%, 02/20/17	$156,967
1,800,000,000	(g)	KDICB Redemption Fund Bond, 5.57%, 09/14/12	1,700,984
1,385,000		Korea Development Bank, 8.00%, 01/23/14	1,590,891
4,711,390,000	(g)	Korea Treasury Bond, 5.50%, 06/10/11	4,406,672
34,923,170,000	(g)	Korea Treasury Bond, 4.75%, 12/10/11	32,856,034
18,882,480,000	(g)	Korea Treasury Bond, 4.00%, 06/10/12	17,696,654
4,250,000,000	(g)	Korea Treasury Bond, 5.25%, 09/10/12	4,051,355
18,199,000,000	(g)	Korea Treasury Bond, 4.25%, 12/10/12	17,141,126
1,223,440,000	(g)	Korea Treasury Bond, 5.25%, 03/10/13	1,173,251
3,376,000,000	(g)	Korea Treasury Bond, 3.75%, 06/10/13	3,151,911
4,790,000		Republic of Korea, 7.13%, 04/16/19	5,669,205
250,000		Republic of Korea, 5.63%, 11/03/25	266,056

			90,546,647

SRI LANKA — 0.1%
13,950,000	(g)	Sri Lanka Government Bonds, Series A, 12.00%, 07/15/11	128,114
264,000,000	(g)	Sri Lanka Government Bonds, Series A, 11.00%, 08/01/15	2,559,767
385,000,000	(g)	Sri Lanka Government Bonds, Series B, 11.00%, 09/01/15	3,730,191

			6,418,072

SWEDEN — 0.4%
55,110,000	(g)	Sweden Government Bond, 5.50%, 10/08/12	9,524,510
55,830,000	(g)	Sweden Treasury Bill, 1.95%, 09/21/11(j)	9,168,231

			18,692,741

UKRAINE — 0.1%
4,270,000		UKraine Government International Bond, 7.95%, 02/23/21(f)	4,466,420

UNITED ARAB EMIRATES — 0.0%
2,060,000		Emirate of Abu Dhabi, 6.75%, 04/08/19(f)	2,389,600

Principal Amount			Value

UNITED KINGDOM — 0.1%
$2,600,000	(g)	United Kingdom Gilt, 3.25%, 12/07/11	$4,409,837
770,000	(g)	United Kingdom Gilt, 5.00%, 03/07/12	1,332,533
185,000	(g)	United Kingdom Gilt, 5.25%, 06/07/12	324,019

			6,066,389

VENEZUELA — 0.0%
2,080,000		Venezuela Government International Bond, 10.75%, 09/19/13	2,126,800

VIETNAM — 0.1%
1,625,000		Socialist Republic of Vietnam, 6.88%, 01/15/16(f)	1,755,000
2,490,000		Socialist Republic of Vietnam, 6.75%, 01/29/20(f)	2,602,050

			4,357,050

Total Government Bonds (Cost $427,567,712)			493,611,605

ASSET-BACKED SECURITIES — 0.8%
UNITED STATES — 0.8%
15,000,000		Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1, Class 2A2, 0.41%, 10/25/36(e)	5,556,534
5,837,453		Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, 0.56%, 03/25/36(e)	2,388,227
5,837,454		Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, 0.56%, 03/25/36(e)	2,388,227
3,981,337		Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, 0.37%, 09/25/46(e)	2,673,581
5,226,727		CSAB Mortgage Backed Trust, Series 2006-2, Class A2, 0.38%, 09/25/36(e)	2,568,547
2,860,081		Green Tree Financial Corp., Series 1999-2, Class A7, 6.44%, 12/01/30	2,730,532
3,759,634		Green Tree Financial Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(e)	3,395,758
6,000,000		GSAA Trust, Series 2005-11, Class 3A5, 0.58%, 10/25/35(e)	3,137,225
1,383,061		GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(e)	1,102,316
2,145,000		Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 0.45%, 06/25/36(e)	860,904
3,799,792		Oakwood Mortgage Investors, Inc., Series 2002-A, Class A4, 6.97%, 03/15/32(e)	3,632,400

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$5,000,000	Renaissance Home Equity Loan Trust, Series 2007-3, Class AF3, STEP, 7.24%, 09/25/37	$2,812,035
10,056,674	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2C, 0.50%, 12/25/35(e)	6,065,260

Total Asset-Backed Securities (Cost $39,942,804)		39,311,546

NON-AGENCY MORTGAGE-BACKED SECURITIES — 12.2%
COLLATERALIZED MORTGAGE OBLIGATIONS — 11.8%
1,623,347	Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A2, 5.27%, 01/25/36(e)	1,609,589
2,012,550	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 2.80%, 07/25/35(e)	1,731,001
1,403,630	Adjustable Rate Mortgage Trust, Series 2006-1, Class 3A3, 5.61%, 03/25/36(e)	948,604
234,809	Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A1, 0.36%, 03/25/37(e)	104,674
7,958,344	American Home Mortgage Assets, Series 2005-1, Class 2A21, 3.02%, 11/25/35(e)	4,531,856
3,678,517	American Home Mortgage Assets, Series 2005-1, Class 3A11, 0.48%, 11/25/35(e)	2,336,159
5,301,921	American Home Mortgage Investment Trust, Series 2005-4, Class 5A, 2.21%, 11/25/45(e)	3,973,972
2,315,966	American Home Mortgage Investment Trust, Series 2006-1, Class 2A3, 2.18%, 12/25/35(e)	1,649,369
3,600,551	Banc of America Funding Corp., Series 2004-C, Class 4A1, 0.54%, 12/20/34(e)	2,762,751
2,314,050	Banc of America Funding Corp., Series 2005-F, Class 6A1, 5.15%, 09/20/35(e)	1,975,438
9,760,762	Banc of America Funding Corp., Series 2005-H, Class 2A1, 3.23%, 11/20/35(e)	7,057,858
3,224,759	Banc of America Funding Corp., Series 2006-A, Class 3A2, 2.90%, 02/20/36(e)	1,849,920
3,734,010	Banc of America Funding Corp., Series 2006-E, Class 2A1, 5.31%, 06/20/36(e)	2,606,331
2,276,110	Banc of America Funding Corp., Series 2006-F, Class 1A1, 3.19%, 07/20/36(e)	1,882,210

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,580,625	Banc of America Funding Corp., Series 2007-7, Class 1A1, 6.00%, 08/25/37	$2,149,042
5,308,106	Banc of America Funding Corp., Series 2007-A, Class 2A1, 0.37%, 02/20/47(e)	4,070,146
595,560	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A3, 3.23%, 10/25/35(e)	581,178
3,475,000	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 3.23%, 10/25/35(e)	2,963,180
479,479	Banc of America Mortgage Securities, Inc., Series 2005-J, Class 2A3, 3.12%, 11/25/35(e)	467,554
3,973,595	Banc of America Mortgage Securities, Inc., Series 2005-K, Class 2A1, 2.93%, 12/25/35(e)	3,234,940
7,344,951	BCAP LLC Trust, Series 2010-RR11, Class 4A1, 5.54%, 03/27/47(e)(f)	6,686,970
3,623,997	BCAP LLC Trust, Series 2011-RR2, Class 1A1, 3.03%, 07/25/36(e)(f)	3,613,268
3,918,433	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 5.31%, 08/25/35(e)	3,241,942
5,002,750	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 2.52%, 02/25/36(e)	4,566,890
2,500,992	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 5.26%, 05/25/47(e)	1,842,505
13,688,886	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 12A1, 5.70%, 05/25/37(e)	9,827,097
2,631,863	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1, 5.79%, 06/25/47(e)	2,210,752
7,843,860	Bear Stearns Alt-A Trust, Series 2005-9, Class 26A1, 5.40%, 11/25/35(e)	5,571,396
3,263,403	Bear Stearns Alt-A Trust, Series 2006-4, Class 13A1, 0.37%, 08/25/36(e)	1,269,826
10,428,614	Bear Stearns Alt-A Trust, Series 2007-1, Class 21A1, 5.18%, 01/25/47(e)	6,232,443
3,994,032	Chase Mortgage Finance Corp., Series 2005-A1, Class 1A1, 5.40%, 12/25/35(e)	3,805,830
1,176,169	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 2.93%, 05/25/35(e)	1,056,607
2,945,609	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A1A, 5.85%, 06/25/36(e)	2,511,543

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,869,981	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 5.72%, 06/25/36(e)	$1,698,989
7,795,911	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR9, Class 2A, 5.81%, 11/25/36(e)	5,877,818
5,043,852	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(f)	3,767,939
6,356,004	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A3, 5.75%, 04/25/47(f)	4,219,279
2,872,215	Citimortgage Alternative Loan Trust, Series 2006-A7, Class 1A1, 6.00%, 12/25/36(e)	2,159,042
1,298,565	Citimortgage Alternative Loan Trust, Series 2007-A3, Class 1A7, 5.75%, 03/25/37	932,489
1,547,616	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	1,487,187
2,021,710	Countrywide Alternative Loan Trust, Series 2005-20CB, Class 3A3, 5.50%, 07/25/35	1,994,959
3,846,883	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.51%, 08/25/35(e)	2,544,724
6,231,875	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, 0.52%, 08/25/35(e)	3,434,341
909,907	Countrywide Alternative Loan Trust, Series 2005-47CB, Class A7, 5.50%, 10/25/35	770,065
2,817,756	Countrywide Alternative Loan Trust, Series 2005-50CB, Class 1A1, 5.50%, 11/25/35	2,221,074
414,109	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, 1.31%, 12/25/35(e)	279,720
4,088,797	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	3,285,368
11,339,331	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, 0.56%, 05/25/36(e)	5,692,896
4,849,094	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, 0.56%, 06/25/36(e)	3,127,947
4,849,094	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, 6.94%, 06/25/36(e)	899,403
5,455,000	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/25/36	3,673,224

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,344,833	Countrywide Alternative Loan Trust, Series 2006-25CB, Class A2, 6.00%, 10/25/36	$1,814,775
5,354,132	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, 0.61%, 03/25/36(e)	2,774,987
5,745,929	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	3,998,547
4,000,000	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	3,011,186
7,303,730	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A12, 5.75%, 02/25/37	5,225,695
744,761	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	573,984
2,620,230	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, 0.61%, 05/25/36(e)	1,616,898
5,560,897	Countrywide Alternative Loan Trust, Series 2006-HY12, Class A4, 0.59%, 08/25/36(e)	4,668,990
3,295,170	Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1, 0.39%, 02/20/47(e)	1,679,273
3,517,366	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 0.40%, 03/20/47(e)	2,012,948
3,927,991	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A2A, 0.39%, 11/25/36(e)	2,189,232
2,120,158	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	1,553,695
11,768,218	Countrywide Alternative Loan Trust, Series 2007-HY5R, Class 2A1B, 5.54%, 03/25/47(e)	10,568,761
6,168,172	Countrywide Alternative Loan Trust, Series 2008-2R, Class 4A1, 6.25%, 08/25/37	5,707,810
2,084,665	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-17, Class 1A6, 5.50%, 09/25/35	1,821,605
7,911,982	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-17, Class A6, 6.00%, 12/25/36	6,868,324
1,488,960	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-15, Class A1, 5.50%, 08/25/35	1,432,445

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,909,925	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-21, Class 2A2, 5.50%, 10/25/35	$1,763,599
3,103,928	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	2,630,110
1,330,969	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-1, Class A2, 6.00%, 03/25/36	1,165,741
4,135,267	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-18, Class 2A7, 6.00%, 12/25/36	3,715,805
1,982,815	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J2, Class 1A1, 6.00%, 04/25/36	1,732,566
2,327,937	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J4, Class A9, 6.25%, 09/25/36	1,963,434
931,599	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 0.41%, 04/25/46(e)	602,717
1,707,770	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-J2, Class 1A1, 6.00%, 07/25/37	1,169,256
2,922,209	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-J3, Class A1, 0.71%, 07/25/37(e)	2,110,137
4,079,327	Credit Suisse Mortgage Capital Certificates, Series 2006-5, Class 3A3, 6.50%, 06/25/36	2,539,547
1,717,068	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	1,528,328
3,234,452	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, 10/25/21	2,605,555
1,594,097	Credit Suisse Mortgage Capital Certificates, Series 2007-1, Class 5A14, 6.00%, 02/25/37	1,352,223
12,727,305	Credit Suisse Mortgage Capital Certificates, Series 2007-3, Class 2A10, 6.00%, 04/25/37	10,694,239
1,545,516	Credit Suisse Mortgage Capital Certificates, Series 2010-20R, Class 9A1, 3.18%, 01/27/36(e)(f)	1,565,701
4,652,089	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 4.15%, 07/25/36(e)(f)	4,729,386

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$7,135,068	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 1A1, 6.25%, 09/27/37(e)(f)	$7,267,885
8,530,719	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 2A1, 5.03%, 08/27/37(e)(f)	8,845,480
6,758,281	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 5A1, 5.63%, 05/27/36(e)(f)	7,084,265
5,806,335	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 6A1, 4.09%, 05/27/36(e)(f)	5,839,956
1,977,000	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 1A1, 6.16%, 07/25/36(f)	1,972,253
4,870,000	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 2A1, 4.74%, 08/25/46(f)	4,860,090
3,700,000	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 3A1, 5.68%, 09/20/37(f)	3,887,911
2,951,453	Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2005-3, Class 4A4, 5.25%, 06/25/35	2,741,602
2,628,406	First Horizon Alternative Mortgage Securities, Series 2005-AA7, Class 2A1, 2.37%, 09/25/35(e)	1,748,608
3,276,097	First Horizon Alternative Mortgage Securities, Series 2006-AA6, Class 2A1, 5.35%, 11/25/36(e)	1,835,887
6,836,090	GMAC Mortgage Corp Loan Trust, Series 2005-AR4, Class 3A1, 3.30%, 07/19/35(e)	6,320,474
2,122,097	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 3.39%, 11/19/35(e)	1,691,757
4,810,861	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1, 5.32%, 11/19/35(e)	4,589,926
4,790,430	GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 2A1, 5.43%, 04/19/36(e)	3,981,861
5,855,000	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, 0.37%, 02/25/37(e)	2,467,152
2,480,061	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.94%, 01/25/35(e)	2,292,107
1,250,692	GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 5.06%, 01/25/35(e)	1,265,895
3,719,876	GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.75%, 05/25/35(e)	2,897,778

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,093,620	GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A4, 2.94%, 10/25/35(e)	$3,750,094
2,191,916	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	1,858,881
4,142,373	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	4,002,670
7,195,181	GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 2.81%, 01/25/36(e)	5,862,098
4,448,740	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 5.08%, 01/25/36(e)	3,825,134
4,951,928	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	4,455,607
4,708,112	Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.48%, 10/25/35(e)	3,525,220
3,114,961	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 3.09%, 04/25/37(e)	2,135,272
2,614,546	Homebanc Mortgage Trust, Series 2006-1, Class A1, 0.39%, 12/25/36(e)	1,840,409
3,841,499	Homebanc Mortgage Trust, Series 2007-1, Class 13A1, 5.90%, 04/25/47(e)	2,765,822
2,598,683	Indymac IMJA Mortgage Loan Trust, Series 2007-A1, Class A1, 6.00%, 08/25/37	2,322,593
4,206,836	Indymac INDA Mortgage Loan Trust, Series 2006-AR2, Class 4A1, 5.52%, 09/25/36(e)	3,323,918
4,080,014	Indymac Index Mortgage Loan Trust, Series 2006-AR11, Class 4A1, 4.21%, 06/25/36(e)	2,421,834
6,800,000	Indymac Index Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 5.32%, 01/25/37(e)	4,856,472
6,022,974	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A1B, 0.27%, 03/25/37(e)	4,029,730
1,685,646	JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, 2.80%, 04/25/35(e)	1,508,865
3,454,958	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	3,080,364
1,881,266	JPMorgan Mortgage Trust, Series 2008-R2, Class 2A, 5.50%, 12/27/35(f)	1,542,035

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,857,178	Lehman Mortgage Trust, Series 2007-10, Class 2A1, 6.50%, 01/25/38	$3,139,189
3,585,974	Lehman Mortgage Trust, Series 2007-8, Class 2A2, 6.50%, 09/25/37	2,972,531
551,801	Mastr Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.64%, 03/25/35(e)	435,963
3,356,541	Mastr Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.51%, 07/25/35(e)	2,502,333
3,865,660	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	3,221,333
3,383,463	Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 2A1, 1.11%, 02/25/36(e)	2,467,754
10,255,011	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(f)	9,024,576
4,111,926	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(f)	3,748,758
6,278,526	Residential Accredit Loans, Inc., Series 2006-QO6, Class A2, 0.44%, 06/25/46(e)	2,566,648
3,906,090	Residential Accredit Loans, Inc., Series 2006-QS12, Class 2A4, 6.00%, 09/25/36	2,762,860
2,592,598	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	1,848,149
800,447	Residential Accredit Loans, Inc., Series 2006-QS16, Class A7, 6.00%, 11/25/36	521,763
976,032	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 06/25/36	623,166
3,336,642	Residential Accredit Loans, Inc., Series 2007-QS3, Class A33, 6.50%, 07/25/37	2,214,543
3,107,367	Residential Accredit Loans, Inc., Series 2007-QS6, Class A1, 0.54%, 04/25/37(e)	1,644,921
310,737	Residential Accredit Loans, Inc., Series 2007-QS6, Class A2, 53.97%, 04/25/37(e)	540,096
4,222,652	Residential Asset Securitization Trust, Series 2006-A8, Class 2A3, 6.00%, 08/25/36	2,533,565
2,206,685	Residential Funding Mortgage Securities I, Series 2005-S8, Class A1, 5.50%, 11/25/35	2,155,744

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,912,739	Residential Funding Mortgage Securities I, Series 2005-SA5, Class 2A, 3.29%, 11/25/35(e)	$2,992,284
1,101,340	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	1,017,196
2,644,024	Residential Funding Mortgage Securities I, Series 2007-S4, Class A2, 6.00%, 04/25/37	2,239,038
6,293,083	Residential Funding Mortgage Securities I, Series 2007-S7, Class A20, 6.00%, 07/25/37	5,622,095
2,038,776	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 2.64%, 05/25/35(e)	1,534,307
11,376,563	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 5.07%, 08/25/35(e)	9,716,145
7,114,811	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 0.53%, 10/25/35(e)	5,037,721
12,427,389	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1, 5.95%, 02/25/36(e)	9,955,279
19,360,824	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 2A1, 6.03%, 08/25/36(e)	13,545,417
12,986,221	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 2A1, 5.71%, 09/25/36(e)	11,346,454
8,018,770	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 1A1, 5.20%, 10/25/36(e)	4,876,562
13,917,405	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 3A1, 5.63%, 10/25/36(e)	12,042,003
5,706,331	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A2, 0.43%, 05/25/37(e)	3,433,124
5,979,197	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-5, Class 3A1, 5.83%, 06/25/37(e)	4,410,741
1,272,784	Structured Asset Securities Corp., Series 2005-5, Class 2A4, 5.50%, 04/25/35	1,242,863
2,211,188	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 5.54%, 04/25/37(e)	1,681,088
1,730,385	Wamu Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A1, 2.59%, 12/25/35(e)	1,682,668
2,573,233	Wamu Mortgage Pass-Through Certificates, Series 2005-AR18, Class 1A1, 2.58%, 01/25/36(e)	2,488,992

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,107,547	WaMu Mortgage Pass-Through Certificates, Series 2005-AR19, Class A1A2, 0.50%, 12/25/45(e)	$867,599
1,199,807	WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A1, 5.85%, 09/25/36(e)	916,831
854,770	WaMu Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 5.42%, 11/25/36(e)	728,704
1,763,922	Wamu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 1A1, 5.62%, 08/25/46(e)	1,549,150
4,709,321	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	3,540,367
10,084,286	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-2, Class 4CB, 6.00%, 03/25/36	7,831,223
7,062,889	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	3,990,376
5,596,627	Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1, 6.00%, 06/25/37	4,766,693
2,643,905	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1, 2.84%, 07/25/36(e)	2,371,800
3,579,879	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A3, 4.78%, 07/25/36(e)	2,939,741
3,109,746	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR19, Class A1, 5.48%, 12/25/36(e)	2,941,138
2,726,894	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR7, Class 2A4, 3.33%, 05/25/36(e)	2,084,601
2,737,989	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 2.90%, 04/25/36(e)	2,468,889
2,529,958	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4, Class A4, 6.00%, 04/27/37	2,323,005
3,187,421	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6, Class A6, 6.00%, 05/25/37	2,918,346
2,054,975	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 1A16, 6.00%, 07/25/37	1,915,293
839,524	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 1A22, 6.00%, 07/25/37	782,526

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,078,515	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 6.11%, 11/25/37(e)	$1,670,991

		563,469,851

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
3,000,000	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, 5.93%, 02/10/51(e)	3,311,530
3,000,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.54%, 12/10/49	3,229,877
3,000,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 03/10/39	3,258,956
3,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, 09/12/49	3,228,279
3,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.93%, 06/15/49(e)	3,256,697
3,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 6.10%, 02/15/51(e)	3,297,292

		19,582,631

Total Non-Agency Mortgage-Backed Securities (Cost $558,019,191)		583,052,482

U.S. GOVERNMENT AGENCIES — 11.9%
Federal Home Loan Bank — 11.9%
250,000,000	0.00%, 05/02/11(n)	250,000,000
10,000,000	0.05%, 05/04/11(n)	9,999,972
75,000,000	0.01%, 05/05/11(n)	74,999,969
25,000,000	0.04%, 05/06/11(n)	24,999,889
82,000,000	0.04%, 05/18/11(n)	81,998,542
130,000,000	0.04%, 05/20/11(n)	129,997,400

		571,995,772

Total U.S. Government Agencies (Cost $571,995,772)		571,995,772

MUNICIPAL BONDS — 0.2%
California — 0.2%
1,130,000	City of Tulare Build America Revenue Bonds, OID, (AGM), 8.75%, 11/15/44	1,194,794

Principal Amount		Value

California (continued)
$420,000	State of California Build America Bonds GO, 6.65%, 03/01/22	$458,934
175,000	State of California Build America Bonds GO, 7.55%, 04/01/39	198,336
240,000	State of California Build America Bonds GO, 7.30%, 10/01/39	263,566
1,695,000	State of California Build America Bonds GO, 7.63%, 03/01/40	1,934,893
625,000	State of California Various Purpose GO, OID, 5.25%, 03/01/30	633,769
2,020,000	State of California Various Purpose GO, OID, 6.00%, 04/01/38	2,112,920
520,000	State of California Various Purpose GO, OID, 5.50%, 03/01/40	523,931

		7,321,143

Illinois — 0.0%
1,000,000	Illinois Finance Authority Refunding Revenue Bonds, (AGM), 5.00%, 01/01/20	1,012,250

Michigan — 0.0%
125,000	City of Detroit GO, OID, 4.50%, 11/01/23	125,288

Total Municipal Bonds (Cost $7,936,223)		8,458,681

Shares

CASH SWEEP — 1.9%
UNITED STATES — 1.9%
90,265,108	Citibank - US Dollars on Deposit in Custody Account, 0.02%(o)	90,265,108

Total Cash Sweep (Cost $90,265,108)		90,265,108

TOTAL INVESTMENTS — 100.9% (Cost $4,499,399,711)(a)		4,835,267,823
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(42,903,474)

NET ASSETS — 100.0%		$4,792,364,349

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Contracts		Value

CALL OPTIONS WRITTEN — (0.4)%
(10,500)	Cisco Systems, Inc., Strike $15.00, Expires 01/19/13	$(4,095,000)
(15,000)	Cisco Systems, Inc., Strike $17.50, Expires 01/21/12	(2,340,000)
(2,182)	Microsoft Corp., Strike $22.50, Expires 01/19/13	(992,810)
(12,000)	Microsoft Corp., Strike $22.50, Expires 01/21/12	(4,860,000)
(4,000)	Microsoft Corp., Strike $25.00, Expires 01/21/12	(840,000)
(11,998)	Pfizer, Inc., Strike $15.00, Expires 01/21/12	(7,258,790)

Total Call Options Written (Premiums received $(20,812,528))		(20,386,600)

PUT OPTIONS WRITTEN — (3.3)%
(5,140)	CAC 40 Index, Strike $3,447.81, Expires 09/21/12	(21,237,660)
(4,942)	CAC 40 Index, Strike $3,757.83, Expires 02/17/12	(21,034,400)
(2,320)	TWSE Index, Strike $7,033.84, Expires 09/03/12	(21,015,769)
(65,156)	TWSE Index, Strike $7,081.32, Expires 10/08/12	(21,312,989)
(48,394)	TWSE Index, Strike $7,121.33, Expires 10/22/12	(15,933,380)
(63,635)	TWSE Index, Strike $7,121.83, Expires 09/11/12	(20,201,233)
(5,076)	SX5E Index, Strike $2,751.03, Expires 02/17/12	(15,807,751)
(6,519)	SX5E Index, Strike $2,860.91, Expires 02/17/12	(21,289,744)

Total Put Options Written (Premiums received $(148,593,016))		(157,832,926)

FUTURES CONTRACTS: LONG POSITION

Contracts		Unrealized Appreciation/ (Depreciation)

805	SGX S&P CNX Nifty Index, May 2011	$(209,015)
250	Euro STOXX 50, June 2011	1,209,127
260	FTSE 100 Index, June 2011	2,235,547
25	German Stock Index, June 2011	974,998
259	NASDAQ 100 Index, June 2011	4,871,790
4,735	S&P 500 E-Mini Futures, June 2011	19,969,862

	Net unrealized appreciation	$29,052,309

Cash collateral of $25,677,750 for the open futures contracts is reflected in segregated cash for futures contracts in the Statements of Assets and Liabilities.

Unrealized Depreciation

SWAP AGREEMENTS (PURCHASED)
Equity swap with Barclays Bank Plc paying an amount if the Chicago Board Options Exchange (CBOE) S&P 500 Volatility Index is over the reference strategy level of each valuation date and receiving an amount if the CBOE S&P 500 Volatility Index is under the reference strategy level of each valuation date, expiring 10/01/15 (Underlying notional amount $30,000,000)(c)	$679,919
Equity swap with Barclays Bank Plc paying an amount if the Chicago Board Options Exchange (CBOE) S&P 500 Volatility Index is over the reference strategy level of each valuation date and receiving an amount if the CBOE S&P 500 Volatility Index is under the reference strategy level of each valuation date, expiring 10/01/15 (Underlying notional amount $10,000,000)(c)	229,288
Equity swap with Barclays Bank Plc paying an amount if the Chicago Board Options Exchange (CBOE) S&P 500 Volatility Index is over the reference strategy level of each valuation date and receiving an amount if the CBOE S&P 500 Volatility Index is under the reference strategy level of each valuation date, expiring 10/01/15 (Underlying notional amount $10,000,000)(c)	230,771
Equity swap with Barclays Bank Plc paying an amount if the Chicago Board Options Exchange (CBOE) S&P 500 Volatility Index is over the reference strategy level of each valuation date and receiving an amount if the CBOE S&P 500 Volatility Index is under the reference strategy level of each valuation date, expiring 01/04/16 (Underlying notional amount $10,000,000)(c)	229,029

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Unrealized Depreciation

Equity swap with Barclays Bank Plc paying an amount if the Chicago Board Options Exchange (CBOE) S&P 500 Volatility Index is over the reference strategy level of each valuation date and receiving an amount if the CBOE S&P 500 Volatility Index is under the reference strategy level of each valuation date, expiring 04/01/16 (Underlying notional amount $10,000,000)(c)	$367,200

$1,736,207

Unrealized Appreciation/ (Depreciation)

SWAP AGREEMENTS (WRITTEN)
Equity swap with Barclays Bank Plc paying an amount if the realized correlation is over the correlation strike price of 25.75 and receiving an amount if the realized correlation is under the correlation strike price of 25.75, expiring 04/18/12 (Underlying notional amount $50,000)(c)	$(702,849)
Equity swap with Barclays Bank Plc paying an amount if the realized correlation is over the correlation strike price of 26.25 and receiving an amount if the realized correlation is under the correlation strike price of 26.25, expiring 04/13/12 (Underlying notional amount $50,000)(c)	(688,533)
Equity swap with Barclays Bank Plc paying an amount if the realized correlation is over the correlation strike price of 28.25 and receiving an amount if the realized correlation is under the correlation strike price of 28.25, expiring 04/05/13 (Underlying notional amount $50,000)(c)	(494,913)
Equity swap with Barclays Bank Plc paying an amount if the realized correlation is over the correlation strike price of 28.75 and receiving an amount if the realized correlation is under the correlation strike price of 28.75, expiring 03/23/12 (Underlying notional amount $50,000)(c)	(560,571)

Unrealized Appreciation/ (Depreciation)

Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 24.80 and receiving variance of the S&P 500 Index under the target volatility of 24.80, expiring 12/16/11 (Underlying notional amount $250,000)(c)	$1,403,199
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 28.50 and receiving variance of the S&P 500 Index under the target volatility of 28.50, expiring 12/20/13 (Underlying notional amount $250,000)(c)	1,051,552
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 30.30 and receiving variance of the S&P 500 Index under the target volatility of 30.30, expiring 12/20/13 (Underlying notional amount $250,000)(c)	1,492,672
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 31.00 and receiving variance of the S&P 500 Index under the target volatility of 31.00, expiring 12/20/13 (Underlying notional amount $250,000)(c)	1,641,227
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 31.00 and receiving variance of the S&P 500 Index under the target volatility of 31.00, expiring 12/20/13 (Underlying notional amount $250,000)(c)	1,645,544
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 32.60 and receiving variance of the S&P 500 Index under the target volatility of 32.60, expiring 12/18/15 (Underlying notional amount $250,000)(c)	1,413,752
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 32.90 and receiving variance of the S&P 500 Index under the target volatility of 32.90, expiring 12/18/15 (Underlying notional amount $250,000)(c)	1,456,032

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Unrealized Appreciation/ (Depreciation)

Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 33.90 and receiving variance of the S&P 500 Index under the target volatility of 33.90, expiring 12/18/15 (Underlying notional amount $250,000)(c)	$1,641,330
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 34.00 and receiving variance of the S&P 500 Index under the target volatility of 34.00, expiring 12/18/15 (Underlying notional amount $200,000)(c)	1,324,638
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 34.00 and receiving variance of the S&P 500 Index under the target volatility of 34.00, expiring 12/20/13 (Underlying notional amount $500,000)(c)	4,516,085
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 36.00 and receiving variance of the S&P 500 Index under the target volatility of 36.00, expiring 12/18/15 (Underlying notional amount $250,000)(c)	2,030,959
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 31% and receiving an amount if the realized correlation ratio is under 31%, expiring 12/16/11 (Underlying notional amount $50,000)(c)	(575,648)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 31% and receiving an amount if the realized correlation ratio is under 31%, expiring 12/21/12 (Underlying notional amount $100,000)(c)	(459,902)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 32% and receiving an amount if the realized correlation ratio is under 32%, expiring 12/21/12 (Underlying notional amount $50,000)(c)	(498,360)

Unrealized Appreciation/ (Depreciation)

Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 51% and receiving an amount if the realized correlation ratio is under 51%, expiring 12/13/13 (Underlying notional amount JPY 4,625,000)(c)	$(1,295,439)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 56% and receiving an amount if the realized correlation ratio is under 56%, expiring 12/09/11 (Underlying notional amount JPY 4,675,000)(c)	(734,592)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 59% and receiving an amount if the realized correlation ratio is under 59%, expiring 12/09/11 (Underlying notional amount JPY 4,625,000)(c)	(560,418)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 63% and receiving an amount if the realized correlation ratio is under 63%, expiring 12/09/11 (Underlying notional amount JPY 4,525,000)(c)	(333,179)
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 23.00 and receiving variance of the S&P 500 Index under the target volatility of 23.00, expiring 12/16/11 (Underlying notional amount $250,000)(c)	773,621
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 23.60 and receiving variance of the S&P 500 Index under the target volatility of 23.60, expiring 12/16/11 (Underlying notional amount $250,000)(c)	1,036,358
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 23.90 and receiving variance of the S&P 500 Index under the target volatility of 23.90, expiring 12/21/12 (Underlying notional amount $250,000)(c)	182,479

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Unrealized Appreciation/ (Depreciation)

Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 24.00 and receiving variance of the S&P 500 Index under the target volatility of 24.00, expiring 12/16/11 (Underlying notional amount $250,000)(c)	$978,583
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 24.35 and receiving variance of the S&P 500 Index under the target volatility of 24.35, expiring 12/16/11 (Underlying notional amount $250,000)(c)	1,206,979
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 24.40 and receiving variance of the S&P 500 Index under the target volatility of 24.40, expiring 12/16/11 (Underlying notional amount $250,000)(c)	1,224,448
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 24.90 and receiving variance of the S&P 500 Index under the target volatility of 24.90, expiring 12/16/11 (Underlying notional amount $250,000)(c)	1,343,980

Equity swap with BNP Paribas
paying variance of the S&P 500
Index over the target volatility of
25.05 and receiving variance of
the S&P 500 Index under the
target volatility of 25.05, expiring
12/21/11 (Underlying notional

amount $250,000)(c)	513,593
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 25.10 and receiving variance of the S&P 500 Index under the target volatility of 25.10, expiring 12/16/11 (Underlying notional amount $250,000)(c)	1,375,842
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 25.10 and receiving variance of the S&P 500 Index under the target volatility of 25.10, expiring 12/16/11 (Underlying notional amount $500,000)(c)	2,766,037

Unrealized Appreciation/ (Depreciation)

Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 26.10 and receiving variance of the S&P 500 Index under the target volatility of 26.10, expiring 12/16/11 (Underlying notional amount $250,000)(c)	$1,360,385
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 27.40 and receiving variance of the S&P 500 Index under the target volatility of 27.40, expiring 12/20/13 (Underlying notional amount $250,000)(c)	776,208
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 27.50 and receiving variance of the S&P 500 Index under the target volatility of 27.50, expiring 12/20/13 (Underlying notional amount $250,000)(c)	814,080
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 28.90 and receiving variance of the S&P 500 Index under the target volatility of 28.90, expiring 12/18/15 (Underlying notional amount $250,000)(c)	577,041
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 30.50 and receiving variance of the S&P 500 Index under the target volatility of 30.50, expiring 12/20/13 (Underlying notional amount $500,000)(c)	3,108,849
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 30.75 and receiving variance of the S&P 500 Index under the target volatility of 30.75, expiring 12/20/13 (Underlying notional amount $250,000)(c)	1,529,739
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 30.75 and receiving variance of the S&P 500 Index under the target volatility of 30.75, expiring 12/20/13 (Underlying notional amount $500,000)(c)	3,079,478

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Unrealized Appreciation/ (Depreciation)

Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 31.00 and receiving variance of the S&P 500 Index under the target volatility of 31.00, expiring 12/20/19 (Underlying notional amount $250,000)(c)	$393,149
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 31.30 and receiving variance of the S&P 500 Index under the target volatility of 31.30, expiring 12/20/13 (Underlying notional amount $500,000)(c)	3,312,010
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 31.50 and receiving variance of the S&P 500 Index under the target volatility of 31.50, expiring 12/18/15 (Underlying notional amount $500,000)(c)	2,306,948
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 31.50 and receiving variance of the S&P 500 Index under the target volatility of 31.50, expiring 12/20/13 (Underlying notional amount $250,000)(c)	1,688,881
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 31.75 and receiving variance of the S&P 500 Index under the target volatility of 31.75, expiring 12/18/15 (Underlying notional amount $250,000)(c)	1,199,742
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 32.75 and receiving variance of the S&P 500 Index under the target volatility of 32.75, expiring 12/18/15 (Underlying notional amount $500,000)(c)	2,937,916
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 33.00 and receiving variance of the S&P 500 Index under the target volatility of 33.00, expiring 12/18/15 (Underlying notional amount $500,000)(c)	2,950,202

Unrealized Appreciation/ (Depreciation)

Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 33.25 and receiving variance of the S&P 500 Index under the target volatility of 33.25, expiring 12/18/15 (Underlying notional amount $500,000)(c)	$3,043,626
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 33.50 and receiving variance of the S&P 500 Index under the target volatility of 33.50, expiring 12/18/15 (Underlying notional amount $250,000)(c)	1,568,841
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 33.50 and receiving variance of the S&P 500 Index under the target volatility of 33.50, expiring 12/18/15 (Underlying notional amount $250,000)(c)	1,577,406
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 34.00 and receiving variance of the S&P 500 Index under the target volatility of 34.00, expiring 12/18/15 (Underlying notional amount $250,000)(c)	1,656,064
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 34.25 and receiving variance of the S&P 500 Index under the target volatility of 34.25, expiring 12/18/15 (Underlying notional amount $250,000)(c)	1,704,378
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 34.50 and receiving variance of the S&P 500 Index under the target volatility of 34.50, expiring 12/18/15 (Underlying notional amount $250,000)(c)	1,780,256
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 35.50 and receiving variance of the S&P 500 Index under the target volatility of 35.50, expiring 12/18/15 (Underlying notional amount $100,000)(c)	781,705

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Unrealized Appreciation/ (Depreciation)

Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 36.35 and receiving variance of the S&P 500 Index under the target volatility of 36.35, expiring 12/20/19 (Underlying notional amount $500,000)(c)	$2,702,109
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 36.50 and receiving variance of the S&P 500 Index under the target volatility of 36.50, expiring 12/21/12 (Underlying notional amount $300,000)(c)	2,885,360
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 37.00 and receiving variance of the S&P 500 Index under the target volatility of 37.00, expiring 12/20/19 (Underlying notional amount $250,000)(c)	1,450,225
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 40.5 and receiving variance of the S&P 500 Index under the target volatility of 40.5, expiring 12/21/12 (Underlying notional amount $100,000)(c)	1,282,047
Equity swap with BNP Paribas receiving a payment if the dividends on the stocks in the STOXX50E Index are over the target value of 13.9 Euro and paying a payment if the dividends on the stocks in the STOXX50E Index are under the target value of 13.9 Euro, expiring 12/18/15 (Underlying notional amount Euro 100,000)(c)	(3,128,535)
Equity swap with JPMorgan Chase Bank paying variance if the realized volatility is over 14.60% and receiving variance if the realized volatility is under 14.60% based on USD/JPY spot foreign exchange rate volatility, expiring 04/25/13 (Underlying notional amount $500,000)(c)	75,000

Unrealized Appreciation/ (Depreciation)

Equity swap with JPMorgan Chase Bank paying variance if the realized volatility is over 14.85% and receiving variance if the realized volatility is under 14.85% based on USD/JPY spot foreign exchange rate volatility, expiring 04/23/13 (Underlying notional amount $500,000)(c)	$201,000
Equity swap with JPMorgan Chase Bank paying variance if the realized volatility is over 15.40% and receiving variance if the realized volatility is under 15.40% based on USD/JPY spot foreign exchange rate volatility, expiring 04/17/14 (Underlying notional amount $500,000)(c)	202,000
Equity swap with JPMorgan Chase Bank paying variance if the realized volatility is over 15.60% and receiving variance if the realized volatility is under 15.60% based on USD/JPY spot foreign exchange rate volatility, expiring 04/10/14 (Underlying notional amount $500,000)(c)	302,000
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 23.00 and receiving variance of the S&P 500 Index under the target volatility of 23.00, expiring 12/16/11 (Underlying notional amount $250,000)(c)	770,436
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 23.40 and receiving variance of the S&P 500 Index under the target volatility of 23.40, expiring 12/16/11 (Underlying notional amount $250,000)(c)	848,679
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 23.70 and receiving variance of the S&P 500 Index under the target volatility of 23.70, expiring 12/16/11 (Underlying notional amount $250,000)(c)	1,069,195
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 23.70 and receiving variance of the S&P 500 Index under the target volatility of 23.70, expiring 12/16/11 (Underlying notional amount $250,000)(c)	1,061,297

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Unrealized Appreciation/ (Depreciation)

Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 24.40 and receiving variance of the S&P 500 Index under the target volatility of 24.40, expiring 12/16/11 (Underlying notional amount $250,000)(c)	$1,235,964
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 24.50 and receiving variance of the S&P 500 Index under the target volatility of 24.50, expiring 12/16/11 (Underlying notional amount $250,000)(c)	1,248,435
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 24.70 and receiving variance of the S&P 500 Index under the target volatility of 24.70, expiring 12/16/11 (Underlying notional amount $250,000)(c)	1,288,020
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 25.00 and receiving variance of the S&P 500 Index under the target volatility of 25.00, expiring 12/16/11 (Underlying notional amount $250,000)(c)	1,374,443
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 25.00 and receiving variance of the S&P 500 Index under the target volatility of 25.00, expiring 12/16/11 (Underlying notional amount $250,000)(c)	1,137,951
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 25.175 and receiving variance of the S&P 500 Index under the target volatility of 25.175, expiring 12/16/11 (Underlying notional amount $250,000)(c)	1,401,298
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 31.90 and receiving variance of the S&P 500 Index under the target volatility of 31.90, expiring 12/20/19 (Underlying notional amount $250,000)(c)	522,709

Unrealized Appreciation/ (Depreciation)

Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 32.50 and receiving variance of the S&P 500 Index under the target volatility of 32.50, expiring 12/18/15 (Underlying notional amount $250,000)(c)	$1,399,155
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/20/19 (Underlying notional amount $500,000)(c)	1,446,293
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 33.25 and receiving variance of the S&P 500 Index under the target volatility of 33.25, expiring 12/20/19 (Underlying notional amount $200,000)(c)	615,700

$83,652,191

At April 30, 2011, the Global Opportunities Fund held investments in restricted and illiquid securities amounting to $28,968,750 or 0.60% of net assets, which were valued under methods approved by the Board of Directors, as follows:

Acquisition Cost	Issuer	Acquisition Date	04/30/11 Carrying Value Per Unit

$8,327,210	Integra LifeSciences Holdings Corp., Cnv.	06/16/09	$102.50
$9,761,284	Telvent GIT SA	10/21/10	$119.38
$12,199,470	Shengdatech, Inc., Cnv.	01/19/11	$75.00

(a)	Cost for federal income tax purposes is $4,499,716,356 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$414,029,659
Unrealized depreciation	(78,478,192)

Net unrealized appreciation	$335,551,467

(b)	Non-income producing security.

(c)	This security is considered either fully or partially illiquid.

(d)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $10,374,500, which is 0.22% of net assets.

(e)	Variable rate security. Rate shown is the rate as of April 30, 2011.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value is $423,472,727, which is 8.84% of net assets.

(g)	Investment in non-U.S. Dollars. Principal amount reflects local currency.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Principal amount denoted in Singapore Dollars.

(j)	Zero coupon bond. The rate represents the yield at time of purchase.

(k)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(l)

Security is a fully principal/notional funded Total Return swap with JPMorgan Chase Bank, N.A. where upon maturity of this bond the Fund will receive the fully funded obligation principal amount from the broker.

(m)	Principal amount denoted in Euros.

(n)	The rate represents the annualized yield at time of purchase.

(o)	The rate shown is the current yield as of April 30, 2011.

ADR — American Depositary Receipt
AGM — Assured Guaranty Municipal Corp.
Cnv. — Convertible
FOR — Foreign Ownership Restrictions
GO — General Obligations
OID — Original Issue Discount
REIT — Real Estate Investment Trust
STEP — Step Coupon Bond

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Asset-Backed Securities	0.8%
Banks	0.8%
Collateralized Mortgage Obligations	11.8%
Commercial Mortgage-Backed Securities	0.4%
Consumer Discretionary	11.4%
Consumer Staples	2.1%
Diversified Financials	2.0%
Energy	6.5%
Government Bonds	10.3%
Health Care	5.1%
Industrials	7.6%
Information Technology	7.9%
Insurance	0.4%
Materials	3.2%
Municipal Bonds	0.2%
Real Estate	2.1%
Telecommunication Services	5.5%
U.S. Government and Agency Securities	11.9%
Utilities	2.0%
Other*	8.0%

Total	100.0%

*	Includes cash and equivalents, exchange traded funds, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments	April 30, 2011
(Unaudited)

Shares		Value

COMMON STOCKS — 43.4%
AUSTRALIA — 2.6%
Industrials — 2.6%
15,000,000	Boart Longyear Group(b)	$75,137,312

CANADA — 5.7%
Materials — 5.7%
900,000	Agrium, Inc.	81,387,000
2,000,000	Harry Winston Diamond Corp.(b)(c)(d)	34,032,659
3,000,000	Harry Winston Diamond Corp.(b)(d)	51,180,000

		166,599,659

CHINA — 0.6%
Real Estate — 0.6%
100,000,000	Renhe Commercial Holdings Co. Ltd.(b)	17,125,382

FRANCE — 3.2%
Industrials — 3.2%
750,000	Vallourec SA(b)	93,523,661

GREECE — 0.3%
Energy — 0.3%
1,356,739	StealthGas, Inc.(b)(d)	8,113,299

HONG KONG — 3.0%
Materials — 3.0%
3,600,000	Sino-Forest Corp.(b)(d)	89,453,047

THAILAND — 2.6%
Energy — 2.6%
3,000,000	Banpu Public Co. Ltd. - NVDR(b)	74,974,875

UNITED STATES — 25.4%
Energy — 7.0%
2,769,000	Brazil Ethanol, Inc.(b)(c)(d)(e)	0
1,600,000	Peabody Energy Corp.	106,912,000
3,600,000	PetroHawk Energy Corp.(d)	97,236,000
100,352	Vertex Energy, Inc.(b)(d)	121,426

		204,269,426

Industrials — 0.5%
633,520	Arkansas Best Corp.	14,577,295

Materials — 17.9%
980,000	CF Industries Holdings, Inc.	138,719,000
1,700,000	Freeport-McMoRan Copper & Gold, Inc.	93,551,000
1,766,000	Monsanto Co.	120,158,640
1,300,000	Nucor Corp.	61,048,000
6,000,000	Steel Dynamics, Inc.(b)	109,140,000

		522,616,640

		741,463,361

Total Common Stocks (Cost $1,177,714,376)		1,266,390,596

Shares		Value

PREFERRED STOCKS — 0.0%
Energy — 0.0%
440,651	Vertex Energy, Inc., Series A, Cnv.(b)(d)(e)	$0

Total Preferred Stocks (Cost $3,665,284)		0

RIGHTS/WARRANTS — 0.0%
Energy — 0.0%
6,666,666	Rancher Energy Corp. Warrants, Expires 12/21/11(b)(d)(e)	1
45,000	Vertex Energy, Inc., Warrants, Expires 05/30/11(d)(e)	0

Total Rights/Warrants (Cost $1)		1

Number of Coins

COLLECTIBLE COINS — 1.8%
UNITED STATES — 1.8%
708	Various Collectible Coins and Sets of Coins(b)	52,663,506

Total Collectible Coins (Cost $53,659,296)		52,663,506

Fine Troy Ounces

COMMODITIES — 5.3%
UNITED STATES — 5.3%
60,175	Gold Bullion	94,094,917
31,936	Platinum	59,800,076

Total Commodities (Cost $101,702,619)		153,894,993

Contracts		Value

CALL OPTIONS PURCHASED — 0.6%
Commodities — 0.6%
5,000	Chicago Board of Trade Corn Futures, Strike $1,000.00, Expiring 06/24/11	718,750
1,950	Chicago Board of Trade Corn Futures, Strike $750.00, Expiring 06/24/11	4,887,187
600	London Metal Exchange Copper Futures, Strike $12,000.00, Expiring 07/06/11	57,000
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 03/25/13	1,322,400
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 04/25/13	1,404,600

Old Westbury Funds, Inc.
Real Return Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Contracts			Value

Commodities (continued)
600		New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 05/28/13	$1,445,400
600		New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 06/25/13	1,535,400
600		New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 07/26/13	1,612,800
600		New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 08/27/13	1,679,400
600		New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 09/25/13	2,049,000

Total Call Options Purchased (Cost $21,136,826)			16,711,937

Principal Amount

ASSET-BACKED SECURITIES — 1.9%
UNITED STATES — 1.9%
$9,450,000		SLM Student Loan Trust, Series 2002-7, Class A10, 1.71%, 03/15/28(f)	9,261,000
19,850,000		SLM Student Loan Trust, Series 2002-7, Class A11, 1.73%, 03/15/28(f)	19,453,000
2,650,000		SLM Student Loan Trust, Series 2002-7, Class A6, 1.74%, 03/15/28(f)	2,597,000
7,950,000		SLM Student Loan Trust, Series 2002-7, Class A7, 1.72%, 03/15/28(f)	7,791,000
11,650,000		SLM Student Loan Trust, Series 2002-7, Class A8, 1.71%, 03/15/28(f)	11,417,000
1,400,000		SLM Student Loan Trust, Series 2002-7, Class A9, 1.71%, 03/15/28(f)	1,372,000
4,000,000		SLM Student Loan Trust, Series 2003-5, Class A9, 1.71%, 06/17/30(f)	3,880,000

Total Asset-Backed Securities (Cost $54,571,872)			55,771,000

GOVERNMENT BONDS — 2.5%
AUSTRALIA — 2.5%
40,000,000	(g)	Australia Government Bond, 4.00%, 08/20/20	72,706,612

Total Government Bonds (Cost $64,738,243)			72,706,612

Principal Amount		Value

U.S. GOVERNMENT AGENCIES — 33.3%
Federal Home Loan Bank — 33.3%
$175,000,000	0.01%, 05/02/11(h)	$175,000,000
65,000,000	0.03%, 05/02/11(h)	65,000,000
11,800,000	0.05%, 05/03/11(h)	11,799,984
26,000,000	0.05%, 05/04/11(h)	25,999,928
75,000,000	0.01%, 05/05/11(h)	74,999,968
85,000,000	0.04%, 05/06/11(h)	84,999,622
206,000,000	0.04%, 05/18/11(h)	205,996,338
92,000,000	0.04%, 05/18/11(h)	91,998,364
236,000,000	0.04%, 05/20/11(h)	235,995,280

Total U.S. Government Agencies (Cost $971,789,484)		971,789,484

U.S. GOVERNMENT SECURITIES — 7.3%
U.S. Treasury Bills — 0.5%
15,000,000	0.02%, 06/02/11(h)	14,999,742

U.S. Treasury Notes — 6.8%
101,875,000	2.13%, 01/15/19(i)	119,268,731
72,200,000	1.25%, 07/15/20(i)	77,264,434

		196,533,165

Total U.S. Government Securities (Cost $200,387,363)		211,532,907

Shares

CASH SWEEP — 0.6%
17,962,325	Citibank - US Dollars on Deposit in Custody Account, 0.02%(j)	17,962,325

Total Cash Sweep (Cost $17,962,325)		17,962,325

TOTAL INVESTMENTS — 96.7% (Cost $2,667,327,689)(a)		2,819,423,361

OTHER ASSETS IN EXCESS OF LIABILITIES — 3.3%		94,872,025

NET ASSETS — 100.0%		$2,914,295,386

Contracts		Value

PUT OPTIONS WRITTEN — (0.4)%
Commodities — (0.4)%
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 03/25/13	(398,200)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 04/25/13	(401,200)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 05/28/13	(391,600)

Old Westbury Funds, Inc.
Real Return Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Contracts		Value

Commodities (continued)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 06/25/13	$(395,800)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 07/26/13	(396,000)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 08/27/13	(406,200)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 09/25/13	(471,600)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 03/25/13	(1,328,800)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 04/25/13	(1,334,000)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 05/28/13	(1,303,200)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 06/25/13	(1,307,600)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 07/26/13	(1,304,000)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 08/27/13	(1,328,000)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 09/25/13	(1,480,800)

		(12,247,000)

Total Put Options Written (Premiums received $(11,837,000))		(12,247,000)

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized Appreciation/ (Depreciation)

700	London Metal Exchange Lead, May 2011	$2,171,888
700	COMEX Silver, July 2011	(9,933,875)
900	NYB-ICE Coffee, July 2011	(1,217,955)
300	London Metal Exchange Nickel, September 2011	(948,720)
4,500	Chicago Board of Trade Corn, December 2011	(16,895,108)
830	London Metal Exchange Lead, December 2011	4,877,987
738	London Metal Exchange Nickel, December 2011	4,152,596

	Net unrealized depreciation	$(17,793,187)

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized Appreciation/ (Depreciation)

40	Intercontinental Exchange Newcastle Coal, April 2011(b)	$732,500
40	Intercontinental Exchange Richards Bay Coal, April 2011(b)	952,750
40	Intercontinental Exchange Newcastle Coal, May 2011(b)	782,500
40	Intercontinental Exchange Richards Bay Coal, May 2011(b)	974,750
615	London Metal Exchange Copper, May 2011	(7,973,250)
700	London Metal Exchange Lead, May 2011	(680,500)
60	New York Mercantile Exchange Eastern Rail CSX Coal, May 2011(b)	(183,000)
1,040	COMEX Gold, June 2011	4,869,580
40	Intercontinental Exchange Newcastle Coal, June 2011(b)	796,500
40	Intercontinental Exchange Richards Bay Coal, June 2011(b)	976,750
60	New York Mercantile Exchange Eastern Rail CSX Coal, June 2011(b)	(265,800)
9,140	Chicago Board of Trade Corn, July 2011	(716,515)
40	Intercontinental Exchange Newcastle Coal, July 2011(b)	878,500
110	Intercontinental Exchange Richards Bay Coal, July 2011(b)	1,189,250
4,100	LIF-NYSE Robusta Coffee, July 2011	1,590,750
60	New York Mercantile Exchange Eastern Rail CSX Coal, July 2011(b)	85,200
814	New York Mercantile Exchange Platinum, July 2011	2,670,330
40	Intercontinental Exchange Newcastle Coal, August 2011(b)	878,500
110	Intercontinental Exchange Richards Bay Coal, August 2011(b)	1,227,750
60	New York Mercantile Exchange Eastern Rail CSX Coal, August 2011(b)	85,200
1,095	Chicago Board of Trade Corn, September 2011	(185,420)
40	Intercontinental Exchange Newcastle Coal, September 2011(b)	878,500

Old Westbury Funds, Inc.
Real Return Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

FUTURES CONTRACTS: LONG POSITIONS (Continued)

Contracts		Unrealized Appreciation/ (Depreciation)

110	Intercontinental Exchange Richards Bay Coal, September 2011(b)	$1,227,750
300	London Metal Exchange Nickel, September 2011	(1,008,000)
60	New York Mercantile Exchange Eastern Rail CSX Coal, September 2011(b)	85,200
40	Intercontinental Exchange Newcastle Coal, October 2011(b)	956,500
110	Intercontinental Exchange Richards Bay Coal, October 2011(b)	1,370,750
60	New York Mercantile Exchange Eastern Rail CSX Coal, October 2011(b)	301,800
40	Intercontinental Exchange Newcastle Coal, November 2011(b)	956,500
110	Intercontinental Exchange Richards Bay Coal, November 2011(b)	1,370,750
60	New York Mercantile Exchange Eastern Rail CSX Coal, November 2011(b)	301,800
1,509	Chicago Board of Trade Corn, December 2011	2,822,155
40	Intercontinental Exchange Newcastle Coal, December 2011(b)	956,500
110	Intercontinental Exchange Richards Bay Coal, December 2011(b)	1,370,750
200	London Metal Exchange Copper, December 2011	(3,176,238)
1,200	London Metal Exchange Lead, December 2011	4,971,094
60	New York Mercantile Exchange Eastern Rail CSX Coal, December 2011(b)	301,800
129	New York Mercantile Exchange WTI Crude Oil, December 2011	1,388,040
30	Intercontinental Exchange Newcastle Coal, January 2012	100,500
30	Intercontinental Exchange Newcastle Coal, February 2012	100,500
30	Intercontinental Exchange Newcastle Coal, March 2012	100,500
30	Intercontinental Exchange Newcastle Coal, April 2012	132,000
30	Intercontinental Exchange Newcastle Coal, May 2012	132,000

FUTURES CONTRACTS: LONG POSITIONS (Concluded)

Contracts		Unrealized Appreciation/ (Depreciation)

30	Intercontinental Exchange Newcastle Coal, June 2012	$132,000
30	Intercontinental Exchange Newcastle Coal, July 2012	150000
30	Intercontinental Exchange Newcastle Coal, August 2012	150000
30	Intercontinental Exchange Newcastle Coal, September 2012	150000
30	Intercontinental Exchange Newcastle Coal, October 2012	162,000
30	Intercontinental Exchange Newcastle Coal, November 2012	162,000
30	Intercontinental Exchange Newcastle Coal, December 2012	162,000
1,671	New York Mercantile Exchange WTI Crude Oil, December 2012	14,893,830

	Net unrealized appreciation	$40,289,306

Cash collateral of $88,662,528 for the open futures contracts is reflected in segregated cash for futures contracts in the Statements of Assets and Liabilities.

Unrealized Depreciation

SWAP AGREEMENTS (PURCHASED)

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/11 (Underlying notional amount $2,551,215)	$(1,778,414)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/11 (Underlying notional amount $2,551,215)	(1,587,557)

Old Westbury Funds, Inc.
Real Return Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Unrealized Depreciation

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index (“BPI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BPI Routes published by the Baltic Exchange, expiring 05/31/11 (Underlying notional amount $1,015,500)	$(219,439)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index (“BPI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BPI Routes published by the Baltic Exchange, expiring 06/30/11 (Underlying notional amount $1,015,500)	(202,416)

$(3,787,826)

Unrealized Appreciation/ (Depreciation)

SWAP AGREEMENTS (WRITTEN)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/11 (Underlying notional amount $699,750)	$442,191
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/11 (Underlying notional amount $699,750)	378,636
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index (“BPI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BPI Routes published by the Baltic Exchange, expiring 05/31/11 (Underlying notional amount $3,759,390)	1,371,075

Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index (“BPI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BPI Routes published by the Baltic Exchange, expiring 06/30/11 (Underlying notional amount $3,759,390)	$1,319,842
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Board of Trade Corn Index (“CBOT”) receiving a fixed amount per bushel and paying the closing settlement price of CBOT December 2011 Corn Futures contracts on the termination date, expiring 11/28/11 (Underlying notional amount $49,649,985)	(562,351)
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Board of Trade Corn Index (“CBOT”) receiving a fixed amount per bushel and paying the closing settlement price of CBOT July 2011 Corn Futures contracts on the termination date, expiring 06/28/11 (Underlying notional amount $52,443,750)	453,370

$3,402,763

At April 30, 2011, the Real Return Fund held investments in restricted and illiquid securities with a cost of $19,527,013 and aggregate value of $0, which were valued under methods approved by the Board of Directors, as follows:

Acquisition Cost	Issuer	Acquisition Date	04/30/11 Carrying Value Per Unit

$19,527,013	Brazil Ethanol, Inc.(e)	03/15/07	$—

(a)	Cost for federal income tax purposes is $2,667,327,689 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$229,619,325
Unrealized depreciation	(77,523,653)

Net unrealized appreciation	$152,095,672

(b)	This security is considered either fully or partially illiquid.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value of the security is $34,032,659, which is 1.17% of net assets

Old Westbury Funds, Inc.
Real Return Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

(d)	Non-income producing security.

(e)	Fair valued security under procedures established by the Fund’s Board of Directors. The cost of fair valued securities is $23,192,298 and the aggregate value is zero.

(f)	Variable rate security. Rate shown is the rate as of April 30, 2011.

(g)	Investment in non-U.S. Dollars. Principal amount reflects local currency.

(h)	The rate represents the annualized yield at time of purchase.

(i)	Inflation protected security. Principal amount reflects original security face amount.

(j)	The rate shown is the current yield as of April 30, 2011.

Cnv. — Convertible
ICE — Intercontinental Exchange
NYB — New York Board of Trade
NVDR — Non-Voting Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Asset-Backed Securities	1.9%
Collectible Coins	1.8%
Commodities	5.3%
Energy	9.9%
Government Bonds	2.5%
Industrials	6.3%
Materials	26.6%
Real Estate	0.6%
U.S. Government and Agency Securities	40.6%
Other*	4.5%

Total	100.0%

*	Includes cash and equivalents, options, futures, swap agreements, pending trades and Fund share transactions. interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	April 30, 2011
(Unaudited)

Principal Amount		Value

CORPORATE BONDS — 36.2%
Banks — 9.6%
$3,800,000	Bank of America Corp., 4.50%, 04/01/15	$3,997,896
3,000,000	Bank of Montreal, 2.63%, 01/25/16(b)	3,025,236
540,000	Bank of New York Mellon Corp. (The), 4.30%, 05/15/14	584,318
1,000,000	Canadian Imperial Bank of Commerce Canada, 2.60%, 07/02/15(b)	1,017,205
9,000	Citigroup, Inc., 5.13%, 05/05/14	9,707
1,600,000	Citigroup, Inc., 4.59%, 12/15/15	1,693,213
5,000,000	Commonwealth Bank of Australia, 2.70%, 11/25/14(b)	5,176,290
5,000,000	Commonwealth Bank of Australia, 3.25%, 03/17/16(b)	5,036,915
2,340,000	Credit Suisse New York, 3.50%, 03/23/15	2,424,680
1,125,000	Deutsche Bank AG, 3.45%, 03/30/15	1,166,427
995,000	European Investment Bank, 1.25%, 02/14/14	998,660
7,070,000	JPMorgan Chase & Co., 3.70%, 01/20/15	7,340,979
1,200,000	JPMorgan Chase & Co., 3.40%, 06/24/15	1,229,743
5,000,000	Standard Chartered Plc, 3.85%, 04/27/15(b)	5,199,305
8,000	Wachovia Corp., 5.30%, 10/15/11	8,175
3,000,000	Westpac Banking Corp., 2.90%, 09/10/14(b)	3,125,184

		42,033,933

Banks-Netherlands — 1.4%
6,000,000	ING Bank NV, 2.63%, 02/09/12(b)	6,094,758

Banks-United Kingdom — 0.3%
500,000	Bank of England, 1.38%, 03/07/14(b)	503,483
1,000,000	Bank of Scotland Plc, 5.00%, 11/21/11(b)	1,020,373

		1,523,856

Consumer Discretionary — 0.5%
1,000,000	Cornell University, 4.35%, 02/01/14	1,076,250
200,000	Dartmouth College, 4.75%, 06/01/19	216,133

Principal Amount		Value

Consumer Discretionary (continued)
$1,000,000	Snap-On, Inc., 5.85%, 03/01/14	$1,092,443

		2,384,826

Consumer Staples — 2.0%
1,000,000	Coca-Cola Co. (The), 1.50%, 11/15/15	971,658
1,785,000	Procter & Gamble Co. (The), 3.50%, 02/15/15	1,901,444
1,500,000	Unilever Capital Corp., 3.65%, 02/15/14	1,594,454
970,000	Wal-Mart Stores, Inc., 4.25%, 04/15/13	1,033,689
580,000	Wal-Mart Stores, Inc., 3.20%, 05/15/14	612,815
2,500,000	Wal-Mart Stores, Inc., 1.50%, 10/25/15	2,419,883

		8,533,943

Diversified Financials — 9.7%
40,000	American Express Credit Corp., 5.13%, 08/25/14	43,686
3,010,000	American Express Credit Corp., Series C,
	7.30%, 08/20/13	3,381,575
1,000,000	American Honda Finance Corp., 2.50%, 09/21/15(b)	993,754
8,000	Bear Stearns Cos. LLC (The), 5.70%, 11/15/14	8,859
2,000,000	Caterpillar Financial Services Corp., 2.00%, 04/05/13	2,043,786
40,000	Credit Suisse USA, Inc., 5.13%, 01/15/14	43,620
2,672,000	Eksportfinans A/S, 5.00%, 02/14/12	2,767,529
1,455,000	Eksportfinans A/S, 3.00%, 11/17/14	1,514,297
2,155,000	Eksportfinans A/S, 2.00%, 09/15/15	2,135,805
500,000	Enel Finance International SA, 3.88%, 10/07/14(b)	521,840
3,000,000	FIH Erhvervsbank A/S, 2.45%, 08/17/12(b)	3,058,413
2,000,000	FMR LLC, 5.35%, 11/15/21(b)	2,056,994
500,000	Ford Credit Auto Owner Trust, 4.21%, 04/15/16(b)	510,554
950,000	General Electric Capital Corp, 3.50%, 06/29/15	987,608
1,000,000	General Electric Capital Corp., 2.25%, 03/12/12	1,016,935
1,250,000	General Electric Capital Corp., 2.80%, 01/08/13	1,283,181

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Principal Amount		Value

Diversified Financials (continued)
$425,000	General Electric Capital Corp., 1.88%, 09/16/13	$427,845
3,085,000	General Electric Capital Corp., 2.10%, 01/07/14	3,118,003
10,000	General Electric Capital Corp., 5.38%, 10/20/16	11,124
4,623,000	General Electric Capital Corp., MTN, 5.25%, 10/19/12	4,909,797
990,000	General Electric Capital Corp., Series A, 3.75%, 11/14/14	1,042,306
10,000	Goldman Sachs Group, Inc. (The), 5.50%, 11/15/14	11,004
3,000,000	Goldman Sachs Group, Inc. (The), 3.63%, 02/07/16	3,022,161
2,000,000	Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14(b)	2,053,512
2,555,000	PNC Funding Corp., 3.00%, 05/19/14	2,629,683
1,000,000	Societe Financement de L’economie Francaise, 2.88%, 09/22/14(b)	1,042,322
1,725,000	Toyota Motor Credit Corp., 2.80%, 01/11/16	1,741,615

		42,377,808

Energy — 1.5%
1,700,000	Occidental Petroleum Corp., 4.13%, 06/01/16	1,827,459
4,295,000	Shell International Finance BV, 4.00%, 03/21/14	4,609,772
40,000	Shell International Finance BV, 3.10%, 06/28/15	41,492

		6,478,723

Health Care — 3.9%
820,000	Celgene Corp., 2.45%, 10/15/15	805,037
570,000	Express Scripts, Inc., 6.25%, 06/15/14	639,150
500,000	McKesson Corp., 6.50%, 02/15/14	562,883
500,000	Medco Health Solutions, Inc., 2.75%, 09/15/15	499,991
29,000	Medtronic, Inc., 3.00%, 03/15/15	30,125
1,500,000	Novartis Capital Corp., 4.13%, 02/10/14	1,612,004
2,545,000	Pfizer, Inc., 5.35%, 03/15/15	2,871,305
4,570,000	Roche Holdings, Inc., 5.00%, 03/01/14(b)	5,008,574

Principal Amount		Value

Health Care (continued)
$2,000,000	Thermo Fisher Scientific, Inc., 2.15%, 12/28/12	$2,036,774
500,000	Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	525,929
2,008,000	Wyeth, 5.50%, 02/01/14	2,228,950

		16,820,722

Industrials — 0.7%
1,200,000	Nomura Holdings, Inc., 5.00%, 03/04/15	1,255,435
1,711,000	Tyco International Finance SA, 3.38%, 10/15/15	1,763,062
80,000	United Parcel Service, Inc., 3.88%, 04/01/14	86,324

		3,104,821

Information Technology — 0.9%
3,100,000	Cisco Systems, Inc., 1.63%, 03/14/14	3,117,534
930,000	International Business Machines Corp., 2.10%, 05/06/13	953,852

		4,071,386

Insurance — 2.8%
500,000	Berkshire Hathaway Finance Corp., 4.50%, 01/15/13	530,551
1,400,000	Berkshire Hathaway Finance Corp., 5.00%, 08/15/13	1,521,408
3,745,000	Berkshire Hathaway, Inc., 3.20%, 02/11/15	3,901,316
5,800,000	New York Life Global Funding, 4.65%, 05/09/13(b)	6,211,000

		12,164,275

Materials — 1.9%
630,000	Airgas, Inc., 2.85%, 10/01/13	644,313
630,000	Airgas, Inc., 4.50%, 09/15/14	663,767
1,500,000	Anglo American Capital Plc, 2.15%, 09/27/13(b)	1,517,795
1,250,000	Dow Chemical Co. (The), 5.90%, 02/15/15	1,405,613
2,660,000	Dow Chemical Co. (The), 2.50%, 02/15/16	2,605,768
1,000,000	International Paper Co., 9.38%, 05/15/19	1,303,441

		8,140,697

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Principal Amount		Value

Utilities — 1.0%
$1,575,000	Dominion Resources, Inc., Series F, 5.25%, 08/01/33	$1,729,241
2,475,000	FPL Group Capital, Inc., 2.60%, 09/01/15	2,453,423

		4,182,664

Total Corporate Bonds (Cost $151,767,851)		157,912,412

MUNICIPAL BONDS — 5.4%
Connecticut — 0.2%
1,000,000	State of Connecticut Taxable GO, Series A, 3.59%, 03/01/12	1,022,300

District Of Columbia — 0.2%
1,000,000	District of Columbia Build America Bonds GO 3.64%, 06/01/15	1,037,460

Georgia — 0.7%
3,085,000	State of Georgia Taxable School Improvement GO, Series C-3 2.59%, 10/01/17	3,045,882

Maine — 0.2%
350,000	State of Maine General Purpose GO, 3.94%, 05/15/11	349,999
465,000	State of Maine General Purpose GO, 4.34%, 05/15/13	488,576

		838,575

Maryland — 0.0%
25,000	State of Maryland Recreational Facility Improvements COP, Series A 2.92%, 09/01/15	25,330

Michigan — 0.3%
1,095,000	University of Michigan University and College Improvement Build America Revenue Bonds 1.75%, 04/01/15	1,075,181

Minnesota — 0.2%
605,000	Duluth Independent School District No. 709 Build America COP 4.00%, 02/01/16	626,859

New Jersey — 1.2%
2,000,000	New Jersey Economic Development Authority Refunding Revenue 3.50%, 06/15/15	2,019,360

Principal Amount		Value

New Jersey (continued)
$1,500,000	New Jersey Economic Development Authority Refunding Revenue (State Appropriation) 3.10%, 09/01/13	$1,516,170
1,500,000	New Jersey Economic Development Authority Refunding Revenue (State Appropriation) 3.61%, 09/01/14	1,524,045
50,000	New Jersey Economic Development Authority School Improvement Revenue, Series FF 3.17%, 09/01/14	50,279

		5,109,854

New York — 1.4%
2,520,000	Metropolitan Transportation Authority Highway Toll Build America Revenue Bonds 4.28%, 11/15/16	2,584,361
1,790,000	New York State Dormitory Authority Economic Development & Housing Refunding Revenue Bonds, 4.81%, 12/15/11	1,833,622
35,000	New York State Dormitory Authority University & College Improvememts Revenue Bonds, Series G 2.83%, 03/15/16	35,035
500,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, 5.64%, 12/15/13	532,360
1,035,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, Series A-2 (AGM) 4.65%, 12/15/13	1,111,073

		6,096,451

North Carolina — 0.0%
100,000	County of Forsyth Property Improvement GO, Series B, OID 4.25%, 03/01/13	106,879

Ohio — 0.9%
2,115,000	Ohio State Build America Revenue Bonds, Series 2 3.64%, 06/15/16	2,202,371

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Principal Amount		Value

Ohio (continued)
$755,000	Ohio State Taxable Advanced Energy Revenue Bonds 4.45%, 04/01/16	$785,796
1,000,000	Ohio State Third Frontier Research and Development GO, Taxable, Series A, (NATL-RE) 5.25%, 05/01/11	1,000,000

		3,988,167

Oregon — 0.1%
500,000	State of Oregon Public Improvements GO, Series B 2.22%, 08/01/13	506,780

Pennsylvania — 0.0%
175,000	Owen J Roberts School District Refunding GO (AGM, State Aid Withholding) 5.50%, 08/15/19	186,527

Total Municipal Bonds (Cost $23,300,888)		23,666,245

U.S. GOVERNMENT AGENCIES — 28.3%

Fannie Mae — 1.1%
550,000	5.00%, 08/02/12	581,409
3,750,000	5.00%, 03/02/15	4,221,518
200,000	1.63%, 10/26/15	197,463
6,053	7.50%, 08/01/25	7,013

		5,007,403

Federal Farm Credit Bank — 2.3%
1,000,000	2.00%, 01/17/12	1,012,187
1,490,000	2.13%, 06/18/12	1,519,059
400,000	4.50%, 10/17/12	423,283
1,000,000	1.88%, 12/07/12	1,021,243
500,000	1.75%, 02/21/13	509,314
5,135,000	2.63%, 04/17/14	5,355,199
105,000	3.00%, 09/22/14	110,654
90,000	4.88%, 12/16/15	101,750

		10,052,689

Federal Home Loan Bank — 13.8%
45,000	5.25%, 06/10/11	45,240
50,000	5.38%, 06/10/11	50,059
75,000	5.75%, 08/15/11	76,183
300,000	3.75%, 09/09/11	303,829
50,000	4.25%, 11/15/11	51,080
15,000	5.63%, 11/15/11	15,434
135,000	0.30%, 11/29/11	135,031
1,200,000	5.00%, 03/09/12	1,248,064
4,625,000	1.38%, 06/08/12	4,676,476
5,030,000	3.63%, 06/08/12	5,211,809

Principal Amount		Value

Federal Home Loan Bank (continued)
$1,075,000	4.38%, 06/08/12	$1,117,480
455,000	4.88%, 06/08/12	475,518
1,400,000	5.38%, 06/08/12	1,477,001
335,000	4.63%, 08/15/12	353,015
990,000	4.50%, 09/14/12	1,043,489
660,000	5.00%, 09/14/12	699,866
145,000	4.88%, 12/14/12	154,923
986,391	5.27%, 12/28/12	1,039,662
50,000	3.50%, 03/08/13	52,642
1,400,000	3.88%, 03/08/13	1,483,630
955,000	5.00%, 03/08/13	1,031,777
150,000	1.00%, 03/27/13	151,020
2,000,000	3.75%, 06/14/13	2,123,184
500,000	4.25%, 06/14/13	536,689
75,000	5.38%, 06/14/13	82,272
1,500,000	1.88%, 06/21/13	1,535,663
500,000	4.38%, 09/13/13	540,502
2,690,000	5.25%, 09/13/13	2,960,824
210,000	5.50%, 12/11/13	234,051
7,695,000	3.13%, 12/13/13	8,093,262
500,000	4.00%, 12/13/13	538,059
2,065,000	4.88%, 12/13/13	2,266,963
800,000	4.88%, 06/13/14	886,162
7,825,000	5.38%, 06/13/14	8,796,920
825,000	3.25%, 09/12/14	875,583
870,000	5.25%, 09/12/14	978,158
5,220,000	4.75%, 11/14/14	5,810,507
800,000	2.75%, 12/12/14	835,202
200,000	4.50%, 02/18/15	222,121
140,000	3.50%, 03/13/15	149,801
1,000,000	2.88%, 06/12/15	1,052,345
500,000	4.88%, 06/12/15	563,928
65,000	5.00%, 12/11/15	73,804
150,000	5.00%, 12/21/15	169,349

		60,218,577

Freddie Mac — 0.3%
355,000	5.00%, 08/15/12	375,275
400,000	5.00%, 11/13/14	448,800
300,000	2.88%, 02/09/15	314,009

		1,138,084

Ginnie Mae — 0.0%
61,008	8.50%, 10/15/17	68,967
429	9.00%, 02/15/20	499

		69,466

Overseas Private Investment Corp. — 2.8%
1,000,000	4.59%, 12/09/16(c)	1,158,490

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Principal Amount		Value

Overseas Private Investment Corp. (continued)
$10,097,750	5.14%, 12/15/23	$11,083,695

		12,242,185

Private Export Funding Corp. — 6.2%
300,000	6.07%, 04/30/11	299,999
400,000	5.66%, 09/15/11(b)	407,651
425,000	4.90%, 12/15/11	437,181
510,000	5.69%, 05/15/12	538,189
12,760,000	3.55%, 04/15/13	13,452,128
1,800,000	4.97%, 08/15/13	1,967,080
4,260,000	3.05%, 10/15/14	4,486,564
1,400,000	4.95%, 11/15/15	1,574,229
3,000,000	5.00%, 12/15/16	3,394,362
500,000	2.25%, 12/15/17	482,945

		27,040,328

Small Business Administration — 1.4%
1,209,873	4.73%, 02/01/19	1,259,946
1,966,965	4.11%, 03/10/20	1,995,747
2,610,000	4.08%, 03/10/21	2,636,511

		5,892,204

Tennessee Valley Authority — 0.4%
632,000	6.79%, 05/23/12	675,254
110,000	4.75%, 08/01/13	119,420
725,000	6.25%, 12/15/17	871,880

		1,666,554

Total U.S. Government Agencies (Cost $118,334,468)		123,327,490

U.S. GOVERNMENT SECURITIES — 25.2%

U.S. Treasury Notes — 25.2%
5,436,000	2.13%, 11/30/14	5,590,160
75,000	2.63%, 02/29/16	77,525
56,335,000	2.38%, 03/31/16	57,492,515
27,890,000	3.13%, 10/31/16	29,269,244
15,576,000	4.63%, 11/15/16	17,577,765

Total U.S. Government Securities (Cost $107,051,791)		110,007,209

GOVERNMENT BONDS — 1.8%

CANADA — 0.0%
180,000	Province of Ontario Canada, 2.70%, 06/16/15	186,000

DENMARK — 0.2%
1,000,000	Kingdom of Denmark, 2.25%, 05/14/12	1,019,722

Principal Amount		Value

EGYPT — 0.3%
$1,000,000	Egypt Government Aid Bonds, 4.45%, 09/15/15	$1,100,550

UNITED STATES — 1.3%
2,000,000	GMAC, Inc., 1.75%, 10/30/12	2,039,068
3,150,000	Sallie Mae, Inc., 7.30%, 08/01/12	3,429,134

		5,468,202

Total Government Bonds (Cost $7,548,785)		7,774,474

Shares

INVESTMENT COMPANY — 2.3%
10,048,200	SEI Daily Income Trust Government II Fund, Class A, 0.01%(d)	10,048,200

Total Investment Company (Cost $10,048,200)		10,048,200

TOTAL INVESTMENTS — 99.2% (Cost $418,051,983)(a)		432,736,030

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		3,439,081

NET ASSETS — 100.0%		$436,175,111

(a)	Cost for federal income tax urposes is $418,315,203 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$15,099,160
Unrealized depreciation	(678,333)

Net unrealized appreciation	$14,420,827

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $53,581,158 which is 12.3% of net assets.

(c)	Zero coupon bond. The rate represents the yield at time of purchase.

(d)	Rate shown represents current yield at April 30, 2011.

(e)	Non-income producing security.

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

AGM — Assured Guaranty Municipal Corp.
COP — Certificates of Participation
GO — General Obligations
MTN — Medium Term Note
NATL-RE — Insured by National Public Finance Guarantee Corp.
OID — Original Issue Discount

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

U.S. Government & Agency Securities	53.5%
Corporate Bonds	37.5
Municipal Bonds	5.4
Foreign Government Bonds	0.5
Other*	3.1

100%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Municipal Bond Fund
PORTFOLIO OF INVESTMENTS	April 30, 2011
(Unaudited)

Principal Amount		Value

MUNICIPAL BONDS — 93.2%
Alabama — 0.1%
$1,000,000	Huntsville-Redstone Village Special Care Facilities Financing Authority Revenue Bonds, Series A, OID, 8.13%, 12/01/26(b)	$1,127,680

Arizona — 1.6%
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID, 5.88%, 07/01/24	384,537
800,000	Arizona State Transportation Board Grant Anticipation Refunding Revenue Bonds, Series A, 5.00%, 07/01/14	889,184
2,360,000	Arizona State University College & University Revenue Bonds, Series C 5.00%, 07/01/17	2,646,056
4,000,000	Arizona Transportation Board Highway Improvement Revenue Bonds, Series A 5.00%, 07/01/17	4,557,560
2,000,000	City of Tempe Water Utility Improvement GO, Series A 4.50%, 07/01/24	2,101,920
200,000	Maricopa County Community College District GO, Series C 5.00%, 07/01/20	227,507
2,500,000	Maricopa County Public Finance Corp. Public Improvement Revenue Bonds, Series A (AMBAC) 5.00%, 07/01/23	2,624,875
250,000	University of Arizona Refunding COP, Series C, (AMBAC) 5.00%, 06/01/18	268,048

		13,699,687

California — 5.9%
4,000,000	City of Los Angeles Refunding Revenue Bonds, Series A, 5.00%, 06/01/17	4,538,600
675,000	City of Los Angeles Resource Recovery Improvement Revenue Bonds, Series A 4.00%, 02/01/12	692,820
5,900,000	City of Los Angeles Resource Recovery Improvement Revenue Bonds, Series A 5.00%, 02/01/20	6,670,363

Principal Amount		Value

California (continued)
$250,000	Golden State Tobacco Securitization Corp. Enhanced Asset-Backed Revenue Bonds, Series B, OID 5.63%, 06/01/13(b)	$274,883
5,000,000	Golden State Tobacco Securitization Corp. Enhanced Asset-Backed Revenue Bonds, Series B, OID, (XLCA-ICR) 5.50%, 06/01/13(b)	5,484,800
450,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series 2003 A1, OID 6.75%, 06/01/13(b)	505,184
360,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID 5.50%, 06/01/13(b)	394,906
300,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID 5.50%, 06/01/13(b)	329,087
3,450,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, 5.63%, 06/01/13(b)(c)	3,793,379
305,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, (AMBAC) 5.00%, 06/01/13(b)(c)	331,440
220,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, (AMBAC) 5.00%, 06/01/13(b)	239,072
10,000,000	Los Angeles Department of Water & Power Refunding Revenue Bonds, Sub-Series B5 0.17%, 07/01/34(d)	10,000,000
170,000	Los Angeles Unified School District 2005 Election GO, Series E, (AGM) 5.00%, 07/01/16	192,200

Old Westbury Funds, Inc.
Municipal Bond Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Principal Amount		Value

California (continued)
$1,035,000	Los Rios Community College District 2002 Election GO, Series D 5.25%, 08/01/23	$1,118,970
150,000	Placer County Water Agency Refunding COP, OID, (NATL-RE) 4.50%, 07/01/16	153,713
275,000	Pomona Public Financing Authority Revenue Bonds, Water Facilities Project, Series AY, (AMBAC) 5.00%, 05/01/18	296,351
12,000,000	State of California Refunding GO, Series A, (State GTY) 5.00%, 07/01/22	12,743,280
2,120,000	University of California Regents Medical Center Refunding Revenue Bonds, Series G 4.00%, 05/15/14	2,266,026
500,000	University of California Revenue Bonds, Series D, (NATL-RE, FGIC) 5.00%, 05/15/28	511,745
200,000	University of California Revenue Bonds, Series O, 5.00%, 05/15/19	228,201

		50,765,020

Colorado — 0.2%
1,800,000	University of Colorado Refunding Revenue Bonds, Series A (NATL-RE) 4.50%, 06/01/21	1,911,870

Connecticut — 3.3%
10,000,000	Connecticut State Health & Educational Facility Authority College & University Improvement Revenue Bonds, Series T2 0.19%, 07/01/29(d)	10,000,000
4,700,000	Connecticut State Health & Educational Facility Authority Revenue Bonds, Series A-4 2.50%, 07/01/49(d)	4,882,219
170,000	State of Connecticut GO, Series C, 4.50%, 11/01/12	180,040
4,490,000	State of Connecticut Refunding Special Tax Bonds 2.00%, 11/01/12	4,582,539
8,290,000	State of Connecticut Refunding Special Tax Bonds 2.00%, 11/01/13	8,464,670

Principal Amount		Value

Connecticut (continued)
$400,000	Town of Fairfield Refunding GO 5.00%, 07/01/19	$474,024

		28,583,492

Delaware — 0.1%
500,000	Delaware Transportation Authority Cash Flow Management Revenue Bonds 5.00%, 09/01/12	529,880

Florida — 6.9%
170,000	Florida Department of Transportation Revenue Bonds, Series A, 5.00%, 07/01/29	173,698
3,000,000	Florida State Board of Education Capital Outlay GO, Series E 4.60%, 06/01/23	3,145,620
10,000,000	Florida State Board of Education Capital Outlay Refunding GO, Series A, (NATL-RE, FGIC) 5.00%, 06/01/17	11,152,000
6,000,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series D 5.00%, 07/01/14	6,608,160
1,150,000	Florida State Board of Education Lottery Revenue Bonds, Series B, (NATL-RE) 5.00%, 07/01/13	1,238,458
805,000	Florida State Board of Education Public Education GO, Series E, OID, (AGM) 5.00%, 06/01/26(b)	815,916
8,575,000	Florida State Board of Education Revenue Bonds, Series A, OID 5.50%, 07/01/27	9,172,678
4,165,000	Florida State Board of Governors Refunding Revenue Bonds, Series A 5.00%, 07/01/16	4,783,211
1,790,000	Florida State Board of Governors Refunding Revenue Bonds, Series A 5.00%, 07/01/17	2,069,330
250,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC) 5.00%, 11/01/13	272,669
1,065,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC) 5.00%, 11/01/16	1,180,063

Old Westbury Funds, Inc.
Municipal Bond Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Principal Amount		Value

Florida (continued)
$10,000,000	JEA Florida Water & Sewer System Refunding Revenue Bonds, Sub-Series B-1 0.25%, 10/01/36(d)	$10,000,000
2,300,000	Miami-Dade County Airport Revenue Bonds, Series A-1, OID 5.38%, 10/01/35	2,193,257
450,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA) 5.00%, 10/01/18	494,123
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA) 5.00%, 10/01/19	2,164,860
1,800,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, Series B, (AGM) 5.25%, 10/01/16	2,083,428
500,000	Palm Beach County Revenue Bonds, Series 2, OID, 5.25%, 11/01/25	545,180
900,000	Seminole County School Board COP, Series A, (AMBAC) 5.00%, 07/01/18	962,838

		59,055,489

Georgia — 3.5%
10,000,000	Bartow County School District School Improvement GO, Series A, (State Aid Withholding) 4.00%, 10/01/15	11,031,000
1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Antic Buildings Revenue Bonds, Series A, 5.00%, 06/01/18	1,462,950
5,000,000	Georgia State Road & Tollway Authority Highway Improvement Revenue Bonds, Series A 5.00%, 06/01/20	5,774,350
525,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE) 5.00%, 01/01/15	585,790
400,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE) 5.25%, 01/01/17	456,331
1,500,000	State of Georgia GO, Series B, 5.00%, 01/01/18	1,764,870

Principal Amount		Value

Georgia (continued)
$8,245,000	State of Georgia Public Improvement GO, Series A1 5.00%, 07/01/12	$8,685,778

		29,761,069

Hawaii — 0.1%
500,000	State of Hawaii Refunding GO, Series DY 5.00%, 02/01/18	580,120

Illinois — 1.6%
500,000	Chicago Board of Education Dedicated GO, Series B, (AGM) 5.00%, 12/01/18	530,390
1,000,000	Chicago Park District Refunding GO, Series B 4.00%, 01/01/22	1,012,990
3,540,000	Chicago Park District Refunding GO, Series C, (AMBAC) 5.00%, 01/01/23	3,705,955
900,000	Chicago Transit Authority Federal Transit Revenue Bonds, (AMBAC) 5.00%, 06/01/21	913,077
500,000	City of Chicago Refunding GO, Series B, OID (AMBAC) 5.13%, 01/01/15	537,080
1,000,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (NATL-RE) 5.00%, 12/01/25	1,057,880
3,500,000	State of Illinois Public Improvement Revenue Bonds 5.00%, 06/15/18	3,839,500
2,057,000	Village of Bolingbrook Refunding Special Tax, OID, (NATL-RE) 4.30%, 03/01/21	1,808,473

		13,405,345

Indiana — 2.6%
580,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding) 5.00%, 01/15/16	649,600
1,115,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding) 5.00%, 07/15/25	1,168,598

Old Westbury Funds, Inc.
Municipal Bond Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Principal Amount		Value

Indiana (continued)
$1,050,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding) 5.00%, 07/15/16	$1,169,564
650,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding) 5.00%, 01/15/17	714,012
650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (AGM, State Aid Withholding) 5.00%, 07/15/18	715,085
315,000	East Allen Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding) 5.00%, 07/10/14	317,741
490,000	East Noble Facilities School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, State Aid Withholding) 5.00%, 07/15/16	556,758
510,000	Evansville Vanderburgh Public Leasing Corp., First Mortgage Refunding Revenue Bonds, (AMBAC) 5.25%, 07/15/17	554,498
460,000	Franklin Community Multi-School Building Corp., First Mortgage Revenue Bonds, (AGM, State Aid Withholding) 5.13%, 07/15/12(b)	464,415
1,070,000	Griffith Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding) 5.00%, 01/15/22	1,142,386
905,000	Hammond School Building Corp., First Mortgage Revenue Bonds, (NATL-RE) 5.00%, 07/15/23	942,078
175,000	Huntington Countywide School Building Corp. II, First Mortgage Revenue Bonds, (NATL-RE, State Aid Withholding) 5.38%, 07/15/16(b)	185,409

Principal Amount		Value

Indiana (continued)
$1,000,000	IPS Multi-School Building Corp. School Improvement Revenue Bonds, (NATL-RE) 5.00%, 01/15/13	$1,067,130
700,000	Mount Vernon of Hancock County Multi-School Building Corp., First Mortgage Revenue Bonds, Series A, (State Aid Withholding) 5.25%, 01/15/14(b)	706,258
160,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, OID, (FGIC, State Aid Withholding) 5.00%, 01/15/16(b)	168,701
500,000	Plainfield Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 07/15/18	533,130
715,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 01/15/16	806,241
735,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 07/15/16	827,441
570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 07/15/17	638,799
2,585,000	Purdue University Student Fee Refunding Revenue Bonds, Series Z-1 5.00%, 07/01/14	2,897,914
3,000,000	Purdue University Student Fee Refunding Revenue Bonds, Series Z-1 5.00%, 07/01/15	3,433,440
200,000	Tippecanoe County Governmental Building Corp., First Mortgage Revenue Bonds, OID, (NATL-RE, FGIC) 5.00%, 01/15/19	211,579
765,000	Vigo County School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding) 5.00%, 01/10/16	869,660

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Principal Amount		Value

Indiana (continued)
$1,000,000	Warsaw Multi-School Building Corp. Revenue Bonds (State Aid Withholding) 5.75%, 07/15/26	$1,088,990
175,000	Wayne Township School Building Corp., Marion County First Mortgage Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 01/15/15	192,106

		22,021,533

Kansas — 0.1%
500,000	Kansas Development Finance Authority Revolving Funds Department of Health Refunding Revenue Bonds 5.00%, 03/01/12	518,965

Kentucky — 0.9%
1,000,000	Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 88, (NATL-RE, FGIC) 5.00%, 11/01/15	1,131,020
7,000,000	Louisville Jefferson County Metropolitan Government Resource Recovery Refunding Revenue Bonds 1.90%, 10/01/33(d)	7,030,940

		8,161,960

Louisiana — 0.3%
2,000,000	Louisiana Public Facilities Authority Hurricane Recovery Program Revenue Bonds, (AMBAC) 5.00%, 06/01/16	2,194,860

Maine — 0.2%
850,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, (AMBAC) 5.00%, 07/01/16	937,491
115,000	Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series B, (AMBAC) 5.00%, 07/01/21(b)	134,967

Principal Amount		Value

Maine (continued)
$285,000	Maine Health & Higher Educational Facilities Authority Un-Refunded Revenue Bonds, Series B, (AMBAC) 5.00%, 07/01/21	$302,929

		1,375,387

Maryland — 1.9%
10,000,000	Maryland Health & Higher Educational Facilities Authority Johns Hopkins University Revenue Bonds, Series A 0.19%, 07/01/36(d)	10,000,000
1,000,000	State of Maryland Public Improvements GO, Series A 5.00%, 08/01/17	1,179,680
4,350,000	State of Maryland Public Improvements GO, Series A 5.00%, 03/15/19	5,132,087

		16,311,767

Massachusetts — 6.0%
4,900,000	Commonwealth of Massachusetts Public Improvement GO, Series B 4.00%, 06/01/12	5,089,042
4,000,000	Commonwealth of Massachusetts Refunding GO, Series A 0.54%, 02/01/13(d)	3,998,000
9,350,000	Commonwealth of Massachusetts Refunding GO, Series C 0.21%, 01/01/21(d)	9,350,000
8,740,000	Commonwealth of Massachusetts Special Obligation Federal Highway Grant Refunding Revenue Bonds 3.00%, 12/15/12	9,067,750
1,575,000	Commonwealth of Massachusetts Special Obligation Federal Highway Grant Refunding Revenue Bonds 4.00%, 12/15/12	1,662,444
6,000,000	Commonwealth of Massachusetts Special Obligation Federal Highway Grant Refunding Revenue Bonds 5.00%, 12/15/13	6,647,220

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Principal Amount		Value

Massachusetts (continued)
$4,000,000	Massachusetts Bay Transportation Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/23	$4,602,680
800,000	Massachusetts State Water Pollution Abatement Revenue Bonds 4.00%, 08/01/12	834,712
10,005,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series E, (GO of Authority) 0.25%, 08/01/37(d)	10,005,000

		51,256,848

Michigan — 2.1%
345,000	Clintondale Community Schools Refunding GO, (NATL-RE, Q-SBLF) 5.00%, 05/01/20	367,829
250,000	Detroit Water Supply System Revenue Bonds, Senior Lien, Series A, (FGIC) 5.00%, 07/01/13(b)	251,878
150,000	Jackson Public Schools School Building & Site Refunding GO, (AGM, Q-SBLF) 5.00%, 05/01/15	163,553
100,000	Oakland University Refunding Revenue Bonds, (AMBAC) 5.25%, 05/15/18	104,783
245,000	Portage Public Schools School Building & Site GO, (AGM) 5.00%, 05/01/14	253,558
700,000	State of Michigan Trunk Line Refunding Revenue Bonds, Series A, 5.25%, 11/01/13	763,420
265,000	Stockbridge Community Schools Refunding GO, (AGM, Q-SBLF) 5.00%, 05/01/21	282,842
5,715,000	University of Michigan Refunding Revenue Bonds, Series C 4.00%, 04/01/19	6,127,052
9,700,000	University of Michigan Revenue Bonds 0.24%, 04/01/32(d)	9,700,000
400,000	Zeeland Public Schools Building & Site GO, (Q-SBLF) 5.00%, 05/01/20(b)	399,999

		18,414,914

Principal Amount		Value

Minnesota — 0.2%
$1,300,000	City of Minneapolis Public Improvements GO, 5.00%, 12/01/17	$1,534,754
450,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B, 5.00%, 03/01/16	518,504

		2,053,258

Mississippi — 0.5%
1,810,000	Mississippi Development Bank Special Obligation Refunding Revenue Bonds 5.00%, 08/01/18	2,015,308
1,000,000	State of Mississippi GO, Series A, 5.00%, 10/01/18	1,166,620
890,000	University of Southern Mississippi Campus Facilities Improvements Project Revenue Bonds, 5.00%, 09/01/20	985,648

		4,167,576

Missouri — 0.2%
500,000	Jackson County Reorganized School District No. 4 Refunding GO, Series B, (State Aid Direct Deposit) 5.00%, 03/01/18	578,305
1,205,000	Missouri State Highways & Transit Commission Refunding Revenue Bonds, Senior Lien, 5.00%, 02/01/14	1,339,526

		1,917,831

Nevada — 1.4%
500,000	Clark County School District GO, Series C, 5.00%, 06/15/18	555,135
3,000,000	Clark County School District GO, Series C, (NATL-RE) 5.00%, 06/15/22	3,199,710
2,000,000	Clark County School District Refunding GO, Series B, (NATL-RE, FGIC) 5.00%, 06/15/22	2,083,140
2,605,000	Clark County Water Reclamation District GO, Series A, 5.25%, 07/01/20	2,945,708

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Principal Amount		Value

Nevada (continued)
$3,110,000	Las Vegas Valley Water District Refunding GO, Series A, (NATL-RE, FGIC) 5.00%, 06/01/20	$3,268,766

		12,052,459

New Hampshire — 0.7%
6,200,000	New Hampshire Health & Education Facilities Authority Dartmouth College Revenue Bonds 0.23%, 06/01/32(d)	6,200,000

New Jersey — 7.5%
355,000	Bloomfield Township Board of Education Refunding GO, (School Board Resolution Funding) 4.00%, 03/01/17	379,712
255,000	Denville Township Board of Education Refunding GO, (AGM, School Board Resolution Funding) 4.00%, 02/15/17	271,358
500,000	Harrison GO, (School Board Resolution Funding) 3.75%, 01/15/15	536,570
5,000,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series N-1, (AMBAC) 5.50%, 09/01/24	5,315,900
1,500,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series W, 5.00%, 03/01/18	1,617,525
500,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series O, 5.00%, 03/01/18	523,685
24,340,000	New Jersey Economic Development Authority School Facility Construction Refunding Revenue Bonds, Series EE 5.00%, 09/01/17(d)	26,408,657
1,000,000	New Jersey Educational Facilities Authority Higher Education Capital Improvement Refunding Revenue Bonds, Series A, (AGM) 5.00%, 09/01/14	1,080,250

Principal Amount		Value

New Jersey (continued)
$1,415,000	New Jersey Educational Facilities Authority Ramapo College Revenue Bonds, Series A 5.00%, 07/01/14	$1,536,110
15,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A 5.00%, 09/01/16(b)	17,727
1,185,000	New Jersey Environmental Infrastructure Trust Un-Refunded Revenue Bonds, Series A 5.00%, 09/01/16	1,385,893
5,145,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B, 5.00%, 09/01/18	5,678,073
1,375,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE) 5.50%, 12/15/15	1,536,494
2,750,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B-5 5.25%, 12/15/19	2,967,085
335,000	New Milford School District Refunding GO, (School Board Resolution Funding) 4.00%, 08/15/15	364,071
440,000	New Milford School District Refunding GO, (School Board Resolution Funding) 4.00%, 08/15/16	480,418
360,000	New Milford School District Refunding GO, (School Board Resolution Funding) 4.00%, 08/15/17	390,542
750,000	Rahway School District School Improvements GO, Series A (School Board Resolution Funding) 3.50%, 02/15/18	788,828
10,000,000	Tobacco Settlement Financing Corp. Miscellaneous Purpose Revenue Bonds, OID 6.25%, 06/01/13(b)	11,145,700
345,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID 6.75%, 06/01/13(b)	388,073
115,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 5.00%, 06/01/14(b)	120,745

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Principal Amount		Value

New Jersey (continued)
$1,200,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.00%, 06/01/37(b)	$1,272,816
535,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.13%, 06/01/42(b)	568,181

		64,774,413

New Mexico — 0.2%
1,200,000	Albuquerque Bernalillo County Water Utility Authority Improvement Refunding Revenue Bonds, Series A1, 5.50%, 07/01/22	1,393,944

New York — 18.0%
1,900,000	City of New York Public Improvement GO, Series D 5.00%, 11/01/21	2,034,197
10,000,000	City of New York Public Improvements GO, Series B2, Sub-Series B9, (JP Morgan Chase Bank) 0.22%, 08/15/23(c)(d)	10,000,000
1,000,000	City of New York Refunding GO, Series E 3.00%, 08/01/12	1,029,770
3,650,000	City of New York Refunding GO, Series G, (NATL-RE) 5.00%, 08/01/18	4,007,481
15,000,000	City of New York Refunding GO, Series I-1 5.00%, 08/01/19	16,953,300
500,000	Gates Chili Central School District Refunding GO, (State Aid Withholding) 2.50%, 06/15/11	501,206
550,000	Gates Chili Central School District Refunding GO, (State Aid Withholding) 2.50%, 06/15/12	562,078
1,080,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D 3.00%, 11/15/12	1,111,223
7,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D 3.00%, 11/15/13	7,245,630
1,000,000	Municipal Assistance Corp. For The City of Troy General Resolution Refunding Revenue Bonds, Series A, (GO of Corp.) 4.50%, 01/15/15	1,068,720

Principal Amount		Value

New York (continued)
$4,570,000	New York City Health & Hospital Corp. Refunding Revenue Bonds, Series A, (GO of Corp.) 5.00%, 02/15/14	$4,918,280
2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, 5.50%, 06/15/21	2,878,600
4,725,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series B-3 4.00%, 11/01/13	5,075,406
6,300,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series B-3 5.00%, 11/01/14	7,081,704
1,815,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series C 5.00%, 11/01/17	2,110,137
2,000,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Series I-2 4.00%, 11/01/12	2,103,280
1,900,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Series I-2 5.00%, 11/01/12	2,024,849
2,200,000	New York City Transitional Finance Authority Revenue Bonds, Series A 5.00%, 05/01/22	2,433,156
2,000,000	New York City Transitional Finance Authority Revenue Bonds, Series B 5.00%, 11/01/17	2,325,220
3,000,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, (GO of Corp.) 4.50%, 04/01/20	3,330,270
8,000,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Lien Series B, (GO of Corp.) 5.00%, 04/01/15	9,111,200
700,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Series A-5-6 5.00%, 04/01/17	812,651

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Principal Amount		Value

New York (continued)
$1,000,000	New York Power Authority Refunding Revenue Bonds, Series C, (NATL-RE) 5.00%, 11/15/15	$1,145,190
450,000	New York State Dormitory Authority Cornell University Revenue Bonds, Series B 5.00%, 07/01/21	516,924
2,000,000	New York State Dormitory Authority Economic Development & Housing Revenue Bonds, Series A, 4.00%, 12/15/16	2,232,780
550,000	New York State Dormitory Authority Mental Health Services Facilities Improvement Revenue Bonds, Series C, (NATL-RE, FGIC) 5.00%, 02/15/16	603,455
1,970,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, Series B 4.50%, 08/15/17	2,168,734
500,000	New York State Dormitory Authority Refunding Mental Health Services Facilities Improvement Revenue Bonds, (Assured GTY) 5.00%, 02/15/19	553,905
1,100,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/18	1,239,975
2,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 08/15/18	2,822,975
4,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C 5.00%, 03/15/17	4,653,560
1,450,000	New York State Dormitory Authority State University Lease Revenue Bonds, 4.75%, 07/01/17	1,595,087
7,000,000	New York State Thruway Authority Highway Improvement Refunding Revenue Bonds 5.00%, 04/01/20	7,908,740
1,450,000	New York State Thruway Authority Highway Improvement Revenue Bonds 3.00%, 07/15/11	1,457,801

Principal Amount		Value

New York (continued)
$6,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A 5.00%, 03/15/19	$6,682,800
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B 5.00%, 04/01/21	2,114,776
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/17	465,356
5,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series B 5.00%, 04/01/21	5,533,700
2,210,000	New York State Thruway Authority Second General Highway and Bridge Trust Fund Refunding Revenue Bonds, Series B, (AMBAC) 5.00%, 04/01/18	2,424,679
5,000,000	New York State Thruway Authority Transportation Revenue Bonds, Series A 5.00%, 03/15/21	5,632,250
365,000	New York State Thruway Authority Transportation Revenue Bonds, Series A 5.00%, 03/15/23	400,504
790,000	New York State Thruway Authority Transportation Revenue Bonds, Series A, 5.00%, 03/15/18	919,789
5,000,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D 5.50%, 01/01/19	5,735,150
500,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.00%, 01/01/15	555,450
1,000,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, OID, 5.25%, 01/01/21	1,108,120
1,000,000	New York State Urban Development Corp. Service Contract Refunding Revenue Bonds, (AGM) 5.00%, 01/01/15	1,112,410

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Principal Amount		Value

New York (continued)
$6,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B, (State Street Bank & Trust Co.) 0.22%, 01/01/32(d)	$6,000,000

		154,302,468

North Carolina — 0.9%
300,000	Brunswick County GO, (NATL-RE, FGIC) 5.00%, 05/01/15(b)	305,999
1,655,000	Cabarrus County School Improvement COP 5.00%, 01/01/21	1,783,527
4,230,000	Cabarrus County School Improvement COP 5.00%, 01/01/25	4,398,819
160,000	City of Charlotte Refunding Revenue Bonds 5.00%, 07/01/21	182,875
1,285,000	Dare County COP, (NATL-RE, FGIC) 5.00%, 06/01/17	1,391,578

		8,062,798

Ohio — 3.0%
2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC) 5.00%, 10/01/18	2,663,676
400,000	Ohio State Department of Administrative Services Knowledge System COP, Series A, (NATL-RE) 5.00%, 09/01/16	434,115
1,000,000	Ohio State University Revenue Bonds, Series A, 4.00%, 12/01/17	1,098,690
9,000,000	State of Ohio Highway Improvement Revenue Bonds, Series 3 4.00%, 12/15/12	9,499,680
10,000,000	State of Ohio Infrastructure Improvements Refunding GO 0.23%, 08/01/17(d)	10,000,000
1,730,000	University of Cincinnati College & University Refunding Revenue Bonds, Series A 5.00%, 06/01/17	1,948,430

		25,644,591

Principal Amount		Value

Oregon — 0.2%
$1,300,000	City of Portland Water System Refunding Revenue Bonds, Series A 5.00%, 05/01/17	$1,524,796

Pennsylvania — 1.5%
1,585,000	Hempfield Area School District Refunding GO, Series B, (NATL-RE, FGIC, State Aid Withholding) 5.00%, 10/15/16	1,705,825
1,455,000	Pennsylvania Higher Educational Facilities Authority Temple University Refunding Revenue Bonds, (NATL-RE) 5.00%, 04/01/17	1,619,881
1,000,000	Pennsylvania Turnpike Commission Refunding Revenue Bonds, Series A, (AGM) 5.00%, 07/15/12	1,052,900
7,000,000	Philadelphia School District Refunding GO, Series C (State Aid Withholding) 5.00%, 09/01/18	7,588,210
1,000,000	University of Pittsburgh of the Commonwealth Systems of Higher Education Revenue Bonds, University Capital Project, (GO of University) 5.50%, 09/15/37(d)	1,093,270

		13,060,086

Puerto Rico — 0.0%
190,000	Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds, Series W, OID, 5.50%, 07/01/15	201,703

Rhode Island — 0.2%
2,000,000	Rhode Island Health & Educational Building Corp. Higher Education Brown University Revenue, Series A 0.21%, 05/01/35(d)	2,000,000

South Carolina — 0.1%
330,000	State of South Carolina University & College Improvements GO, Series B 5.00%, 03/01/19	389,321

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Principal Amount		Value

South Carolina (continued)
$680,000	State of South Carolina University & College Improvements GO, Series E (State Aid Withholding) 5.00%, 03/01/19	$802,237

		1,191,558

Texas — 13.9%
1,255,000	Alamo Community College District GO, Series A, (NATL-RE) 5.50%, 08/15/15	1,459,515
2,500,000	Aldine Independent School District Refunding GO, (PSF-GTD) 4.50%, 02/15/22	2,653,900
1,260,000	Aledo Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/20	1,358,267
1,000,000	Brownsville Independent School District GO, (PSF-GTD) 5.50%, 08/15/18(b)	1,014,850
1,000,000	City of Abilene Refunding GO 2.00%, 02/15/12	1,009,310
1,030,000	City of Abilene Refunding GO 3.00%, 02/15/13	1,069,604
515,000	City of Denton Certificates of Obligation GO, (NATL-RE) 5.00%, 02/15/14	566,268
895,000	City of El Paso Water & Sewer Refunding Revenue Bonds, (NATL-RE) 4.50%, 03/01/14	974,959
4,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE) 5.25%, 03/01/14	4,462,800
3,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE) 5.38%, 03/01/15	3,346,830
255,000	City of Laredo GO, OID, (FGIC) 5.38%, 08/15/20(b)	258,698
1,775,000	City of Lubbock Public Improvement GO 5.25%, 02/15/20	2,064,929
4,135,000	City of Lubbock Public Improvement GO 5.00%, 02/15/24	4,533,407
500,000	City of Richardson Refunding GO 4.00%, 02/15/12	514,490
1,280,000	City of Richardson Refunding GO, (NATL-RE) 5.25%, 02/15/20	1,392,666

Principal Amount		Value

Texas (continued)
$1,630,000	City of San Antonio Un-Refunded GO, 5.25%, 08/01/13	$1,800,042
190,000	Coppell Independent School District School Building GO, (NATL-RE) 5.00%, 08/15/15	215,439
315,000	Coppell Independent School District School Building GO, (NATL-RE) 5.00%, 08/15/16	362,294
100,000	Dallas Area Rapid Transit Senior Lien Sales Tax Refunding Revenue Bonds, (AMBAC) 5.00%, 12/01/17	113,433
1,500,000	Dallas Independent School District Refunding GO, (PSF-GTD) 4.25%, 02/15/21	1,640,100
245,000	Deer Park Independent School District Limited Tax GO, (AGM) 5.00%, 02/15/17	284,202
245,000	El Paso County Refunding GO, (NATL-RE) 5.00%, 02/15/16	280,753
1,000,000	El Paso Independent School District GO, (PSF-GTD) 5.00%, 08/15/12	1,058,560
1,095,000	Friendswood Water & Sewer Refunding Revenue Bonds, (AGM) 5.00%, 03/01/21	1,172,307
250,000	Frisco Independent School District School Building GO, Series A, (PSF-GTD) 6.13%, 08/15/21	303,293
350,000	Frisco Independent School District School Building GO, Series B, (NATL-RE) 5.50%, 07/15/13	384,703
3,000,000	Garland Independent School District Refunding GO, Series A 5.00%, 02/15/19	3,522,570
700,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE) 5.00%, 08/15/17	768,033
1,000,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE) 5.00%, 08/15/19	1,075,010
730,000	Harris County Flood Control District Refunding GO, Series C, OID 5.00%, 10/01/23	800,394

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Principal Amount		Value

Texas (continued)
$1,000,000	Harris County Refunding GO, Series B 5.00%, 10/01/24	$1,106,110
1,000,000	Harris County Refunding GO, Series C, (AGM) 5.25%, 08/15/19	1,192,130
375,000	Hays Consolidated Independent School District Refunding GO, (PSF-GTD) 5.25%, 08/15/18	410,498
500,000	Hidalgo County Certificates of Obligation GO, (NATL-RE) 4.50%, 08/15/19	525,125
2,990,000	Houston Community College System Student Fee Revenue Bonds, Senior Lien, (AGM) 5.25%, 04/15/21	3,317,943
10,000,000	Houston Higher Education Finance Corp. Rice University Project Refunding Revenue Bonds, Series A, (GO of University) 0.24%, 11/15/29(d)	10,000,000
500,000	Joshua Independent School District Refunding GO, Series C (PSF-GTD) 5.45%, 02/15/16	552,575
560,000	McAllen Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/16	628,471
6,500,000	Northside Independent School District, School Improvements GO (PSF-GTD) 1.90%, 08/01/40(d)	6,604,650
700,000	Northwest Independent School District Refunding GO, (PSF-GTD) 4.50%, 02/15/18	765,002
300,000	Plano Independent School District GO, (PSF-GTD) 4.50%, 02/15/19	328,253
525,000	Red Oak Independent School District School Building GO, (PSF-GTD) 5.00%, 08/15/18	604,454
500,000	Rockwall Independent School District School Building GO, (PSF-GTD) 4.75%, 02/15/15	562,640
450,000	San Jacinto Community College District Refunding GO, (AMBAC) 4.25%, 02/15/13	478,134

Principal Amount		Value

Texas (continued)
$1,005,000	San Jacinto Community College District Refunding GO, (AMBAC) 4.25%, 02/15/14	$1,081,400
1,500,000	Socorro Independent School District Refunding GO, (PSF-GTD) 5.25%, 08/15/13	1,650,525
4,140,000	Socorro Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/18	4,603,763
2,705,000	Spring Independent School District GO, (PSF-GTD) 5.00%, 02/15/15	3,058,030
10,000,000	State of Texas Veterans Housing Assistance Fund Refunding GO, Series I 0.23%, 12/01/16(d)	10,000,000
900,000	State of Texas Water Financial Assistance GO, Sub-Series A, 5.00%, 08/01/19	1,037,214
8,500,000	Texas Public Finance Authority Unemployment Compensation Revenue Bonds, Series A 4.00%, 07/01/12	8,847,140
1,070,000	Texas State Transportation Commission Revenue Bonds, First Tier, 5.00%, 04/01/17	1,249,974
1,690,000	Texas State University Systems University and College Improvement Revenue Bonds 5.00%, 03/15/17	1,952,981
1,000,000	Texas Tech University Refunding and Improvement Revenue Bonds, 12th Series, 5.00%, 02/15/22	1,112,860
3,000,000	University of Texas Financing Systems Refunding Revenue Bonds, Series C, 5.00%, 08/15/16	3,499,560
1,610,000	University of Texas Financing Systems Refunding Revenue Bonds, Series E, 5.00%, 08/15/15	1,849,971
10,000,000	University of Texas System Refunding Revenue Bonds, Series B 0.18%, 08/01/34(d)	10,000,000
1,095,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC) 5.00%, 12/01/17	1,256,436

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Principal Amount		Value

Texas (continued)
$500,000	Waco Independent School District School Building Refunding GO, (PSF-GTD) 4.25%, 08/15/16	$563,315

		119,300,780

Utah — 0.3%
1,975,000	Alpine School District School Building GO, (School Board GTY) 5.00%, 03/15/21	2,265,207
125,000	South Jordan Water Refunding Revenue Bonds, (AMBAC) 5.00%, 11/01/15	140,804

		2,406,011

Virginia — 1.2%
4,340,000	Fairfax County Economic Development Authority Smithsonian Institution Revenue Bonds, Series B 0.24%, 12/01/33(d)	4,340,000
2,530,000	Virginia College Building Authority Educational Facilities Refunding Revenue Bonds, 21st Century College & Equipment Programs, Series C, 4.00%, 02/01/15	2,761,191
1,250,000	Virginia Public Building Authority Revenue Bonds, Series B 5.00%, 08/01/21	1,436,213
1,245,000	Virginia Public Building Authority Revenue Bonds, Series B, 5.00%, 08/01/14	1,396,218

		9,933,622

Washington — 5.6%
100,000	CDP-King County III Lease Refunding Revenue Bonds, King Street Center Project, (NATL-RE) 5.00%, 06/01/17	110,795
500,000	City of Kent Public Improvement GO, Series A 5.50%, 12/01/21	574,265
300,000	City of Puyallup Refunding Revenue Bonds, Series 2009B, 4.50%, 11/01/19	318,605
100,000	Clark County Public Utility District No. 1 Generating System Refunding Revenue Bonds, (NATL-RE, FGIC) 5.00%, 01/01/13	106,235

Principal Amount		Value

Washington (continued)
$10,000,000	Energy Northwest Refunding Revenue Bonds, Series A 5.00%, 07/01/22	$11,345,800
1,160,000	King County Public Transportation Sales Tax Refunding GO, 4.00%, 12/01/18	1,283,598
520,000	King County School District No. 401 Highline Refunding GO, (School Board GTY) 5.00%, 12/01/20	601,942
1,550,000	King County School District No. 403 Renton Refunding GO, (School Board GTY) 4.00%, 12/01/19	1,673,938
1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY) 5.00%, 12/01/20	1,701,900
8,000,000	King County Sewer Improvements GO, Series B 0.22%, 01/01/40(d)	8,000,000
200,000	Pierce County School District No. 320 Sumner Refunding GO, (NATL-RE, FGIC, School Board GTY) 5.00%, 12/01/16	224,197
1,760,000	Pierce County School District No. 343 Refunding GO (School Board GTY) 4.00%, 12/01/17	1,938,200
2,000,000	State of Washington Department of Ecology Refunding COP, Series B, (AMBAC) 5.00%, 04/01/16	2,270,120
10,000,000	State of Washington Refunding GO, Series R-2011B 5.00%, 07/01/20	11,608,200
4,000,000	State of Washington Various Purpose Refunding GO, Series R-2006A, (AMBAC) 5.00%, 07/01/17	4,457,800
2,005,000	University of Washington Refunding Revenue Bonds, 5.00%, 12/01/15	2,308,377

		48,523,972

West Virginia — 0.0%
275,000	West Virginia University Revenue Bonds, Series A, (NATL-RE) 5.50%, 04/01/17	310,217

Wisconsin — 0.2%
150,000	Door County Corporate Purpose GO, Series A, OID, (FGIC) 5.25%, 09/01/20(b)	151,967

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Principal Amount		Value

Wisconsin (continued)
$100,000	Fond Du Lac Refunding GO, (NATL-RE, FGIC) 4.75%, 03/01/15	$108,145
55,000	Osceola School District GO, OID, Series A, (NATL-RE, FGIC) 5.13%, 05/01/17(b)	56,317
465,000	Osceola School District School Building GO, Series A, OID, (NATL-RE, FGIC) 5.13%, 05/01/17
		470,766
775,000	Outagamie County Refunding GO, 5.50%, 04/01/14	807,821

		1,595,016

Total Municipal Bonds (Cost $783,611,856)		800,292,985

Shares

INVESTMENT COMPANY — 6.0%
51,007,300	SEI Daily Income Trust Government II Fund, Class A, 0.10%(e)	$51,007,300

Total Investment Company
(Cost $51,007,300)		51,007,300

TOTAL INVESTMENTS — 99.2% (Cost $834,619,156)(a)		851,300,285
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		7,269,590

NET ASSETS — 100.0%		$858,569,875

(a)	Cost for federal income tax purposes is $834,619,156 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$17,663,658
Unrealized depreciation	(982,529)

Net unrealized appreciation	$16,681,129

(b)

These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(c)	The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.

(d)	Variable rate security. Rate shown is the rate as of April 30, 2011.

(e)	Rate shown represents current yield at April 30, 2011.

AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by AMBAC Indemnity Corp.
COP — Certificates of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
GO — General Obligations
GTY — Guaranty
NATL-RE — Insured by National Public Finance Guarantee Corp.
OID — Original Issue Discount
PSF-GTD — Permanent School Fund Guarantee
Q–SBLF — Qualified-School Bond Loan Fund
XLCA — XL Capital Insurance
XLCA-ICR — XL Capital Insurance-Immediate Credit Recovery

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Portfolio diversification by State (Unaudited)

Percentage of Net Assets

Alabama	0.1%
Arizona	1.6
California	5.9
Colorado	0.2
Connecticut	3.3
Delaware	0.1
Florida	6.9
Georgia	3.5
Hawaii	0.1
Illinois	1.6
Indiana	2.6
Kansas	0.1
Kentucky	0.9
Louisiana	0.3
Maine	0.2
Maryland	1.9
Massachusetts	6.0
Michigan	2.1
Minnesota	0.2
Mississippi	0.5
Missouri	0.2
Nevada	1.4
New Hampshire	0.7
New Jersey	7.5
New Mexico	0.2
New York	18.0
North Carolina	0.9
Ohio	3.0
Oregon	0.2
Pennsylvania	1.5
Puerto Rico	0.0
Rhode Island	0.2
South Carolina	0.1
Texas	13.9
Utah	0.3
Virginia	1.2
Washington	5.6
West Virginia	0.0
Wisconsin	0.2
Other*	6.8

100%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Statements of Assets and Liabilities
April 30, 2011 (Unaudited)

	U.S. LARGE CAP FUND	NON-U.S. LARGE CAP FUND	GLOBAL SMALL & MID CAP FUND

ASSETS:
Investments, at value	$578,831,226	$3,041,824,940	$5,363,077,420
Foreign currency, at value (Cost $0, $0, $3,662,042, $7,680,866, $0, $0 and $0, respectively)	—	—	3,750,770
Cash	46	96	87
Cash due from broker for foreign currency contracts	—	—	3,680,000
Segregated cash for futures contracts (Note 5)	—	—	—
Dividends and interest receivable	429,268	22,184,746	7,725,456
Receivable for Fund shares sold	428,560	1,127,570	1,792,480
Receivable for investments sold	—	67,187,323	28,555,822
Cash paid to broker on swap contracts (Note 5)	—	—	—
Unrealized appreciation on swap contracts	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	3,708,395
Variation margin	—	—	—
Prepaid expenses	17,355	23,849	30,835

Total Assets	579,706,455	3,132,348,524	5,412,321,265

LIABILITIES:
Cash due to broker on forward foreign currency exchange contracts	—	—
Cash due to broker on options contracts	—	—	—
Cash due to broker on swap contracts (Note 5)	—	—	—
Written option contracts, at value (premium received $0, $0, $0, $169,405,544, $11,837,000, $0 and $0, respectively)	—	—	—
Payable to Custodian	—	—	—
Payable for Fund shares redeemed	158,385	1,798,626	3,862,697
Payable for investments purchased	—	6,779,996	21,768,804
Payable for options contracts purchased	—	—	—
Unrealized depreciation on swap contracts	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	4,292,273
Deferred tax liability payable (Note 9)	5,324	—	258,241
Accrued expenses and other payables:
Investment advisory	332,842	1,781,368	3,501,433
Administration	23,955	117,858	203,094
Shareholder servicing fee	95,880	508,048	882,109
Custody	7,191	190,518	256,659
Legal and Audit	24,282	114,291	185,027
Other	12,879	48,939	43,067

Total Liabilities	660,738	11,339,644	35,253,404

NET ASSETS	$579,045,717	$3,121,008,880	$5,377,067,861

NET ASSETS consist of:
Capital paid-in	$539,084,809	$2,745,943,990	$3,621,005,336
Accumulated undistributed net investment income/(loss)	474,645	16,228,862	3,297,738
Accumulated undistributed net realized gain/(loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(49,664,784)	(234,705,279)	213,218,895
Net unrealized appreciation on investments, futures contracts, swap contracts, written options, foreign currency transactions and deferred taxes	89,151,047	593,541,307	1,539,545,892

NET ASSETS	$579,045,717	$3,121,008,880	$5,377,067,861

Net Asset Value, maximum offering price and redemption price per share	$12.94	$11.61	$16.95

Number of shares authorized	2,500,000,000	3,000,000,000	3,500,000,000

SHARES OF CAPITAL STOCK OUTSTANDING	44,750,414	268,904,956	317,307,797

INVESTMENTS, AT COST	$489,680,179	$2,449,917,998	$3,823,244,656

a	Consolidated Statement of Assets and Liabilities.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
April 30, 2011 (Unaudited)

	GLOBAL OPPORTUNITIES FUND	REAL RETURN FUND[a]	FIXED INCOME FUND	MUNICIPAL BOND FUND

ASSETS:
Investments, at value	$4,835,267,823	$2,819,423,361	$432,736,030	$851,300,285
Foreign currency, at value (Cost $0, $0, $3,662,042, $7,680,866, $0, $0 and $0, respectively)	7,834,752	—	—	—
Cash	—	—	86	67
Cash due from broker for foreign currency contracts	—	—	—	—
Segregated cash for futures contracts (Note 5)	25,677,750	88,662,528	—	—
Dividends and interest receivable	39,193,101	3,109,672	3,726,452	7,751,544
Receivable for Fund shares sold	2,287,799	2,180,325	—	1,644,503
Receivable for investments sold	59,185,357	4,908,608	—	—
Cash paid to broker on swap contracts (Note 5)	—	4,120,000	—	—
Unrealized appreciation on swap contracts	95,421,337	3,965,114	—	—
Unrealized appreciation on forward foreign currency exchange contracts	58,166,155	—	—	—
Variation margin	1,267,360	21,311,027	—	—
Prepaid expenses	233,312	24,091	17,604	18,388

Total Assets	5,124,534,746	2,947,704,726	436,480,172	860,714,787

LIABILITIES:
Cash due to broker on forward foreign currency exchange contracts	30,264,404	—	—	—
Cash due to broker on options contracts	17,224,792	—	—	—
Cash due to broker on swap contracts (Note 5)	20,681,222	—	—	—
Written option contracts, at value (premium received $0, $0, $0, $169,405,544, $11,837,000, $0 and $0, respectively)	178,219,526	12,247,000	—	—
Payable to Custodian	749,474	—	—	—
Payable for Fund shares redeemed	1,816,851	1,355,683	44,000	121,400
Payable for investments purchased	38,715,210	—	—	1,535,487
Payable for options contracts purchased	—	12,712,684	—	—
Unrealized depreciation on swap contracts	10,032,939	4,350,177	—	—
Unrealized depreciation on forward foreign currency exchange contracts	29,571,793	—	—	—
Deferred tax liability payable (Note 9)	233,388	—	—	—
Accrued expenses and other payables:
Investment advisory	3,524,593	1,969,379	164,337	306,450
Administration	182,707	116,622	18,775	34,622
Shareholder servicing fee	792,604	485,252	36,519	71,305
Custody	21,500	13,658	5,478	10,695
Legal and Audit	71,837	139,839	18,941	33,095
Other	67,557	19,046	17,011	31,858

Total Liabilities	332,170,397	33,409,340	305,061	2,144,912

NET ASSETS	$4,792,364,349	$2,914,295,386	$436,175,111	$858,569,875

NET ASSETS consist of:
Capital paid-in	$4,337,117,983	$2,894,999,755	$420,549,750	$843,554,556
Accumulated undistributed net investment income/(loss)	48,582,817	(69,985,398)	40,161	1,163,037
Accumulated undistributed net realized gain/(loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(64,141,915)	(84,551,616)	901,152	(2,828,847)
Net unrealized appreciation on investments, futures contracts, swap contracts, written options, foreign currency transactions and deferred taxes	470,805,464	173,832,645	14,684,048	16,681,129

NET ASSETS	$4,792,364,349	$2,914,295,386	$436,175,111	$858,569,875

Net Asset Value, maximum offering price and redemption price per share	$8.32	$11.43	$11.64	$11.76

Number of shares authorized	3,500,000,000	3,500,000,000	2,000,000,000	2,000,000,000

SHARES OF CAPITAL STOCK OUTSTANDING	575,993,851	255,037,269	37,483,398	73,031,605

INVESTMENTS, AT COST	$4,499,399,711	$2,667,327,689	$418,051,983	$834,619,156

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Statements of Operations
For the Six Months Ended April 30, 2011 (Unaudited)

	U.S. LARGE CAP FUND	NON-U.S. LARGE CAP FUND	GLOBAL SMALL & MID CAP FUND

INVESTMENT INCOME:
Interest	$—	$34,197	$52,486
Dividends	3,994,580	33,263,743	38,775,984
Foreign tax withheld	(10,577)	(2,327,740)	(1,936,531)

Total investment income	3,984,003	30,970,200	36,891,939

EXPENSES:
Investment advisory fees	1,923,363	10,200,016	19,894,790
Shareholder servicing fees	553,448	2,807,441	4,681,127
Administration and Accounting fees	139,441	656,424	1,086,050
Custodian fees	41,509	1,052,790	838,703
Directors fees and expenses	13,850	68,266	110,795
Insurance premiums	8,521	15,148	20,206
Interest expense	—	—	844
Legal and Audit fees	21,277	102,854	166,738
Printing and postage fees	3,570	17,589	29,460
Registration fees	13,695	20,436	17,008
Transfer agent fees	35,008	146,923	235,503
Miscellaneous expenses	4,549	23,815	209,451

Total expenses	2,758,231	15,111,702	27,290,675
Expenses waived by Adviser and Shareholder Servicing Agent (Note 7)	—	(372,636)	(1,309,576)

Net expenses	2,758,231	14,739,066	25,981,099

NET INVESTMENT INCOME	1,225,772	16,231,134	10,910,840

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP AGREEMENTS, WRITTEN OPTIONS, FOREIGN CURRENCY TRANSACTIONS AND DEFERRED TAXES:
Net realized gains/(loss) on:
Investments	22,309,590	165,810,234	211,078,924
Futures contracts	—	—	—
Swap agreements	—	—	—
Written options	—	—	—
Foreign currency transactions	—	66,800	4,661,988
Net change in unrealized appreciation/depreciation on:
Investments	45,698,685	230,746,265	539,710,132
Futures contracts	—	—	—
Swap agreements	—	—	—
Written options	—	—	—
Foreign currency transactions	—	570,029	(2,948,540)
Deferred taxes on unrealized appreciation	—	—	501,657

Net realized and change in unrealized gain/(loss) on investments, futures contracts, swap agreements, written options, foreign currency transactions and deferred taxes	68,008,275	397,193,328	753,004,161

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,234,047	$413,424,462	$763,915,001

[a]	Consolidated Statement of Operations.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Statements of Operations
For the Six Months Ended April 30, 2011 (Unaudited) (Continued)

	GLOBAL OPPORTUNITIES FUND	REAL RETURN FUND[a]	FIXED INCOME FUND	MUNICIPAL BOND FUND

INVESTMENT INCOME:
Interest	$107,571,084	$6,472,811	$6,438,099	$9,891,867
Dividends	9,484,672	6,098,356	225	3,116
Foreign tax withheld	(656,051)	(189,826)	—	—

Total investment income	116,399,705	12,381,341	6,438,324	9,894,983

EXPENSES:
Investment advisory fees	22,279,041	10,202,520	949,595	1,671,617
Shareholder servicing fees	4,268,998	2,400,593	422,042	773,480
Administration and Accounting fees	991,599	586,076	109,298	189,892
Custodian fees	340,468	171,289	31,653	58,011
Directors fees and expenses	103,226	53,194	10,768	19,280
Insurance premiums	20,289	13,019	8,239	9,493
Interest expense	38,667	1,916	—	—
Legal and Audit fees	401,872	134,223	16,864	29,503
Printing and postage fees	27,644	13,985	2,756	5,280
Registration fees	32,286	16,985	14,911	19,773
Transfer agent fees	220,711	117,998	28,924	46,222
Miscellaneous expenses	108,238	32,735	14,179	29,100

Total expenses	28,833,039	13,744,533	1,609,229	2,851,651
Expenses waived by Adviser and Shareholder Servicing Agent (Note 7)	(3,180,384)	(539,356)	(211,021)	(386,740)

Net expenses	25,652,655	13,205,177	1,398,208	2,464,911

NET INVESTMENT INCOME	90,747,050	(823,836)	5,040,116	7,430,072

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP AGREEMENTS, WRITTEN OPTIONS, FOREIGN CURRENCY TRANSACTIONS AND DEFERRED TAXES:
Net realized gains/(loss) on:
Investments	178,799,248	140,306,472	3,210,270	(2,828,247)
Futures contracts	31,452,364	140,251,890	—	—
Swap agreements	2,290,876	(6,743,832)	—	—
Written options	—	(62,507,567)	—	—
Foreign currency transactions	36,936,653	109,435	—	—
Net change in unrealized appreciation/depreciation on:
Investments	16,308,593	54,706,805	(11,989,768)	(19,624,369)
Futures contracts	21,131,342	13,582,181	—	—
Swap agreements	61,872,283	(19,109,679)	—	—
Written options	(6,648,977)	49,148,017	—	—
Foreign currency transactions	19,773,642	35,917	—	—
Deferred taxes on unrealized appreciation	9,792	—	—	—

Net realized and change in unrealized gain/(loss) on investments, futures contracts, swap agreements, written options, foreign currency transactions and deferred taxes	361,925,816	309,779,639	(8,779,498)	(22,452,616)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$452,672,866	$308,955,803	$(3,739,382)	$(15,022,544)

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Statements of Changes in Net Assets

	U.S. LARGE CAP FUND

	FOR THE PERIOD ENDED APRIL 30, 2011	FOR THE YEAR ENDED OCTOBER 31, 2010

	(Unaudited)
FROM OPERATIONS:
Net investment income	$1,225,772	$1,976,018
Net realized gain on investments and foreign currency transactions	22,309,590	7,164,655
Net change in unrealized appreciation/depreciation on investments, foreign currency transactions and deferred taxes	45,698,685	25,362,943

Net increase in net assets resulting from operations	69,234,047	34,503,616

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,650,890)	(1,299,138)
Capital gains	—	—

Net decrease in net assets from distributions	(2,650,890)	(1,299,138)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Net proceeds from sale of capital stock	88,088,335	146,204,828
Reinvestment of distributions	11,998	469,279
Net value of capital stock redeemed	(109,556,704)	(63,257,264)

Net increase/(decrease) in net assets resulting from capital stock transactions	(21,456,371)	83,416,843

Net increase in net assets	45,126,786	116,621,321
NET ASSETS:
Beginning of period	533,918,931	417,297,610

End of period	$579,045,717	$533,918,931

Undistributed net investment income	$474,645	$1,899,763

CAPITAL SHARE TRANSACTIONS:
Shares sold	7,077,866	13,034,395
Shares issued as reinvestment of distributions	998	41,603
Shares redeemed	(8,834,544)	(5,670,279)

Net increase/(decrease) in shares outstanding	(1,755,680)	7,405,719

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	NON-U.S. LARGE CAP FUND		GLOBAL SMALL & MID CAP FUND

	FOR THE PERIOD ENDED APRIL 30, 2011	FOR THE YEAR ENDED OCTOBER 31, 2010	FOR THE PERIOD ENDED APRIL 30, 2011	FOR THE YEAR ENDED OCTOBER 31, 2010

	(Unaudited)		(Unaudited)
FROM OPERATIONS:
Net investment income	$16,231,134	$22,682,407	$10,910,840	$12,352,119
Net realized gain on investments and foreign currency transactions	165,877,034	194,248,894	215,740,912	120,472,337
Net change in unrealized appreciation/depreciation on investments, foreign currency transactions and deferred taxes	231,848,462	106,978,016	537,263,249	647,247,976

Net increase in net assets resulting from operations	413,956,630	323,909,317	763,915,001	780,072,432

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(21,321,273)	(29,968,991)	(21,620,723)	(27,867,030)
Capital gains	—	—	(82,464,545)	—

Net decrease in net assets from distributions	(21,321,273)	(29,968,991)	(104,085,268)	(27,867,030)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Net proceeds from sale of capital stock	356,011,755	443,096,784	672,272,016	503,255,562
Reinvestment of distributions	6,776,181	10,741,364	97,366,716	8,380,459
Net value of capital stock redeemed	(233,211,619)	(193,217,513)	(200,315,122)	(335,460,019)

Net increase/(decrease) in net assets resulting from capital stock transactions	129,576,317	260,620,635	569,323,610	176,176,002

Net increase in net assets	522,211,674	554,560,961	1,229,153,343	928,381,404
NET ASSETS:
Beginning of period	2,598,797,206	2,044,236,245	4,147,914,518	3,219,533,114

End of period	$3,121,008,880	$2,598,797,206	$5,377,067,861	$4,147,914,518

Undistributed net investment income	$16,228,862	$21,319,001	$3,297,738	$14,007,621

CAPITAL SHARE TRANSACTIONS:
Shares sold	32,953,544	48,691,186	42,831,661	38,644,543
Shares issued as reinvestment of distributions	659,162	1,180,370	6,456,679	673,129
Shares redeemed	(21,641,136)	(21,283,467)	(12,716,696)	(25,769,593)

Net increase/(decrease) in shares outstanding	11,971,570	28,588,089	36,571,644	13,548,079

See Notes to Financial Statements.

Old Westbury Funds, Inc.
STATEMENTS OF CHANGES IN NET ASSETS - (Continued)

	GLOBAL OPPORTUNITIES FUND		REAL RETURN FUND[a]

	FOR THE PERIOD ENDED APRIL 30, 2011	FOR THE YEAR ENDED OCTOBER 31, 2010	FOR THE PERIOD ENDED APRIL 30, 2011	FOR THE YEAR ENDED OCTOBER 31, 2010

	(Unaudited)		(Unaudited)
FROM OPERATIONS:
Net investment income	$90,747,050	$189,977,298	$(823,836)	$3,109,053
Net realized gain/(loss) on investments, swap agreements, futures contracts, written options and foreign currency transactions	249,479,141	202,603,083	211,416,398	155,727,905
Net change in unrealized appreciation/depreciation on investments, futures contracts, written options, swap agreements, foreign currency transactions and deferred taxes	112,446,675	166,511,497	98,363,241	36,345,740

Net increase/(decrease) in net assets resulting from operations	452,672,866	559,091,878	308,955,803	195,182,698

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(251,931,067)	(73,969,343)	(92,163,511)	(14,908,523)
Capital gains	—	—	—	—

Net decrease in net assets from distributions	(251,931,067)	(73,969,343)	(92,163,511)	(14,908,523)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Net proceeds from sale of capital stock	694,858,259	732,705,248	735,667,374	324,129,235
Reinvestment of distributions	71,189,008	22,043,578	66,962,060	4,561,950
Net value of capital stock redeemed	(207,789,719)	(224,139,779)	(78,060,232)	(141,258,409)

Net increase in net assets resulting from capital stock transactions	558,257,548	530,609,047	724,569,202	187,432,776

Net increase in net assets	758,999,347	1,015,731,582	941,361,494	367,706,951
NET ASSETS:
Beginning of period	4,033,365,002	3,017,633,420	1,972,933,892	1,605,226,941

End of period	$4,792,364,349	$4,033,365,002	$2,914,295,386	$1,972,933,892

Undistributed net investment income	$48,582,817	$209,766,834	$(69,985,398)	$23,001,949

CAPITAL SHARE TRANSACTIONS:
Shares sold	88,001,917	100,071,106	67,805,954	33,569,676
Shares issued as reinvestment of distributions	9,330,145	3,135,644	6,444,856	465,981
Shares redeemed	(26,379,244)	(30,606,727)	(7,162,754)	(14,774,406)

Net increase in shares outstanding	70,952,818	72,600,023	67,088,056	19,261,251

[a]	Consolidated Statements of Changes in Net Assets.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
STATEMENTS OF CHANGES IN NET ASSETS - (Continued)

	FIXED INCOME FUND		MUNICIPAL BOND FUND

	FOR THE PERIOD ENDED APRIL 30, 2011	FOR THE YEAR ENDED OCTOBER 31, 2010	FOR THE PERIOD ENDED APRIL 30, 2011	FOR THE YEAR ENDED OCTOBER 31, 2010

	(Unaudited)		(Unaudited)
FROM OPERATIONS:
Net investment income	$5,040,116	$9,720,145	$7,430,072	$20,662,079
Net realized gain/(loss) on investments, swap agreements, futures contracts, written options and foreign currency transactions	3,210,270	1,875,881	(2,828,247)	5,416,818
Net change in unrealized appreciation/depreciation on investments, futures contracts, written options, swap agreements, foreign currency transactions and deferred taxes	(11,989,768)	13,361,130	(19,624,369)	21,128,811

Net increase/(decrease) in net assets resulting from operations	(3,739,382)	24,957,156	(15,022,544)	47,207,708

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,027,856)	(14,383,628)	(8,142,877)	(23,441,561)
Capital gains	(1,226,051)	(2,973,678)	(3,840,133)	—

Net decrease in net assets from distributions	(7,253,907)	(17,357,306)	(11,983,010)	(23,441,561)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Net proceeds from sale of capital stock	87,660,638	160,413,529	230,663,901	346,809,769
Reinvestment of distributions	1,217,464	7,739,478	762,117	5,533,367
Net value of capital stock redeemed	(69,154,906)	(55,195,470)	(133,336,367)	(115,665,383)

Net increase in net assets resulting from capital stock transactions	19,723,196	112,957,537	98,089,651	236,677,753

Net increase in net assets	8,729,907	120,557,387	71,084,097	260,443,900
NET ASSETS:
Beginning of period	427,445,204	306,887,817	787,485,778	527,041,878

End of period	$436,175,111	$427,445,204	$858,569,875	$787,485,778

Undistributed net investment income	$40,161	$1,027,901	$1,163,037	$1,875,842

CAPITAL SHARE TRANSACTIONS:
Shares sold	7,544,207	13,774,269	19,804,469	28,983,304
Shares issued as reinvestment of distributions	105,245	666,922	65,253	462,941
Shares redeemed	(5,964,367)	(4,708,713)	(11,413,948)	(9,669,504)

Net increase in shares outstanding	1,685,085	9,732,478	8,455,774	19,776,741

See Notes to Financial Statements.

Old Westbury Funds, Inc.
U.S. Large Cap Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2011 (Unaudited)
			YEAR ENDED OCTOBER 31,

			2010	2009	2008	2007	2006

Net asset value, beginning of period	$11.48		$10.67	$9.99	$15.89	$13.83	$12.20

Investment operations:
Net investment income	0.03	[a]	0.05 [a]	0.07 [a]	0.09 [a]	0.07	0.06
Net realized and unrealized gains/(losses) on investments	1.49		0.79	0.65	(5.18)	2.05	1.62

Total from investment operations	1.52		0.84	0.72	(5.09)	2.12	1.68

Distributions:
Net investment income	(0.06)		(0.03)	(0.04)	(0.09)	(0.06)	(0.05)
Net realized gains	—		—	—	(0.72)	—	—

Total distributions	(0.06)		(0.03)	(0.04)	(0.81)	(0.06)	(0.05)

Net asset value, end of period	$12.94		$11.48	$10.67	$9.99	$15.89	$13.83

Total return	13.3%[b]		7.9%	7.3%	(33.6)%	15.4%	13.8%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$579,046		$533,919	$417,298	$337,109	$489,157	$396,493
Ratio of expenses to average net assets before expense waivers	1.00	%cd	1.01%	1.03%	1.03%	1.04%	1.06%[d]
Ratio of expenses to average net assets after expense waivers	1.00%[c]		1.00%	1.00%	1.00%	1.01%	1.06%
Ratio of net investment income to average net assets	0.44%[c]		0.41%	0.75%	0.63%	0.48%	0.47%
Portfolio turnover rate	43%[b]		64%	68%	95%	43%	56%

[a]	Calculated using the average shares method for the period.

[b]	Not Annualized.

[c]	Annualized.

[d]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Non-U.S. Large Cap Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2011 (Unaudited)
		YEAR ENDED OCTOBER 31,

		2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.11	$8.95	$7.96	$15.04	$13.59	$11.23

Investment operations:
Net investment income	0.06 [a]	0.09 [a]	0.11 [a]	0.19 [a]	0.17	0.14
Net realized and unrealized gains/(losses) on investments and foreign currency transactions	1.52	1.20	1.08	(5.69)	2.24	2.30

Total from investment operations	1.58	1.29	1.19	(5.50)	2.41	2.44

Distributions:
Net investment income	(0.08)	(0.13)	(0.20)	(0.17)	(0.17)	(0.08)
Net realized gains	—	—	—	(1.41)	(0.79)	—

Total distributions	(0.08)	(0.13)	(0.20)	(1.58)	(0.96)	(0.08)

Net asset value, end of period	$11.61	$10.11	$8.95	$7.96	$15.04	$13.59

Total return	15.8%[b]	14.6%	15.5%	(40.5)%	18.5%	21.9%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$3,121,009	$2,598,797	$2,044,236	$1,699,942	$2,173,900	$1,915,043
Ratio of expenses to average net assets before expense waivers	1.08%[c]	1.09%	1.11%	1.11%	1.11%[d]	1.14%[d]
Ratio of expenses to average net assets after expense waivers	1.05%[c]	1.05%	1.05%	1.10%	1.11%	1.14%
Ratio of net investment income to average net assets	1.16%[c]	1.02%	1.36%	1.72%	1.15%	1.17%
Portfolio turnover rate	39%[b]	64%	86%	66%	44%	50%

[a]	Calculated using the average shares method for the period.

[b]	Not Annualized.

[c]	Annualized.

[d]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2011 (Unaudited)
		YEAR ENDED OCTOBER 31,

		2010	2009	2008	2007	2006

Net asset value, beginning of period	$14.78	$12.05	$9.83	$15.45	$12.94	$10.69

Investment operations:
Net investment income	0.04 [a]	0.04 [a]	0.02 [a]	0.08 [a]	0.09	0.07
Net realized and unrealized gains/(losses) on investments, foreign currency transactions and deferred taxes	2.50	2.79	2.23	(4.53)	2.93	2.21

Total from investment operations	2.54	2.83	2.25	(4.45)	3.02	2.28

Distributions:
Net investment income	(0.08)	(0.10)	(0.03)	(0.07)	(0.11)	(0.02)
Net realized gains	(0.29)	—	—	(1.10)	(0.40)	(0.01)

Total distributions	(0.37)	(0.10)	(0.03)	(1.17)	(0.51)	(0.03)

Net asset value, end of period	$16.95	$14.78	$12.05	$9.83	$15.45	$12.94

Total return	17.5%[b]	23.7%	22.9%	(30.4)%	24.1%	21.4%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$5,377,068	$4,147,915	$3,219,533	$2,941,943	$906,621	$698,492
Ratio of expenses to average net assets before expense waivers	1.17%[c]	1.14%[d]	1.11%[d]	1.12%	1.13%[e]	1.15%[e]
Ratio of expenses to average net assets after expense waivers and excluding interest expense	1.11%[c]	1.11%	1.11%	1.11%	1.13%	1.15%
Ratio of net investment income to average net assets	0.47%[c]	0.34%	0.21%	0.66%	0.62%	0.60%
Portfolio turnover rate	15%[b]	39%	30%	36%	35%	39%

[a]	Calculated using the average shares method for the period.

[b]	Not Annualized.

[c]	Annualized.

[d]

When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense back to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expense ratio.

[e]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Global Opportunities Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2011 (Unaudited)
		YEAR ENDED OCTOBER 31,		PERIOD ENDED 10/31/08[a]

		2010	2009

Net asset value, beginning of period	$7.99	$6.98	$6.58	$10.00

Investment operations:
Net investment income.	0.17 [b]	0.40 [b]	0.30 [b]	0.16 [b]
Net realized and unrealized gains/(losses) on investments, futures contracts, swap agreements, written options, foreign currency transactions and deferred taxes	0.66	0.78	0.65	(3.56)

Total from investment operations	0.83	1.18	0.95	(3.40)

Distributions:
Net investment income	(0.50)	(0.17)	(0.55)	(0.02)

Total distributions	(0.50)	(0.17)	(0.55)	(0.02)

Net asset value, end of period	$8.32	$7.99	$6.98	$6.58

Total return	11.0%[c]	17.2%	16.3%	(34.0)%[c]

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$4,792,364	$4,033,365	$3,017,633	$1,168,551
Ratio of expenses to average net assets before expense waivers	1.35%[d,e]	1.30%[e]	1.33%[e]	1.36%[d]
Ratio of expenses to average net assets after expense waivers and excluding interest expense	1.20%[d]	1.20%	1.22%	1.35%[d]
Ratio of net investment income to average net assets	4.25%[d]	5.46%	4.70%	1.98%[d]
Portfolio turnover rate	44%[c]	62%	111%	145%[c]

[a]	For the period from November 28, 2007 (commencement of operations) to October 31, 2008.

[b]	Calculated using the average shares method for the period.

[c]	Not Annualized.

[d]	Annualized.

[e]

When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense back to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expense ratio.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Real Return Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2011 (Unaudited)
		YEAR ENDED OCTOBER 31,

		2010[a]	2009[a]	2008	2007	2006

Net asset value, beginning of period	$10.50	$9.52	$8.34	$13.73	$11.68	$10.41

Investment operations:
Net investment income	0.00 [b,c]	0.02 [c]	0.00 [b,c]	0.21 [c]	0.24	0.17
Net realized and unrealized gains/(losses) on investments, futures contracts, swap agreements, written options and foreign currency transactions	1.42	1.05	1.39	(4.50)	3.00	1.31

Total from investment operations	1.42	1.07	1.39	(4.29)	3.24	1.48

Distributions:
Net investment income	(0.49)	(0.09)	(0.21)	(0.11)	(0.29)	(0.15)
Net realized gains	—	—	—	(0.99)	(0.90)	(0.06)

Total distributions	(0.49)	(0.09)	(0.21)	(1.10)	(1.19)	(0.21)

Net asset value, end of period	$11.43	$10.50	$9.52	$8.34	$13.73	$11.68

Total return	14.0%[d]	11.3%	17.1%	(34.2)%	29.8%	14.4%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$2,914,295	$1,972,934	$1,605,227	$1,371,944	$1,796,484	$1,264,707
Ratio of expenses to average net assets before expense waivers	1.15%[e,f]	1.10%[f]	1.10%[f]	1.25%[f]	1.25%[f]	1.10%
Ratio of expenses to average net assets after expense waivers and excluding interest expense	1.10%[e]	1.08%	1.10%	1.08%	1.09%	1.10%
Ratio of net investment income to average net assets	(0.07)%[e]	0.18%	0.00%[g]	1.54%	1.97%	1.81%
Portfolio turnover rate	47%[d]	64%	75%	88%	36%	56%

[a]	Consolidated Financial Highlights.

[b]	Less than $0.01 or $(0.01) per share.

[c]	Calculated using the average shares method for the period.

[d]	Not Annualized.

[e]	Annualized.

[f]

When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense back to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expense ratio.

[g]	Less than 0.01%.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Fixed Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2011 (Unaudited)

		YEAR ENDED OCTOBER 31,

		2010	2009	2008	2007	2006

Net asset value, beginning of period	$11.94	$11.77	$11.08	$10.88	$10.79	$10.78

Investment operations:
Net investment income	0.14 [a]	0.31 [a]	0.38 [a]	0.44	0.42	0.44
Net realized and unrealized gains/(losses) on investments	(0.24)	0.45	0.83	0.22	0.14	(0.02)

Total from investment operations	(0.10)	0.76	1.21	0.66	0.56	0.42

Distributions:
Net investment income	(0.17)	(0.48)	(0.39)	(0.44)	(0.47)	(0.38)
Net realized gains	(0.03)	(0.11)	(0.13)	(0.02)	—	(0.03)

Total distributions	(0.20)	(0.59)	(0.52)	(0.46)	(0.47)	(0.41)

Net asset value, end of period	$11.64	$11.94	$11.77	$11.08	$10.88	$10.79

Total return	(0.8%)[b]	6.7%	11.1%	6.2%	5.4%	4.0%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$436,175	$427,445	$306,888	$171,444	$139,005	$98,267
Ratio of expenses to average net assets before expense waivers	0.76%[c]	0.78%	0.80%	0.82%	0.84%	0.87%[d]
Ratio of expenses to average net assets after expense waivers	0.66%[c]	0.68%	0.70%	0.70%	0.73%	0.87%
Ratio of net investment income to average net assets	2.39%[c]	2.63%	3.31%	3.92%	4.22%	4.07%
Portfolio turnover rate	18%[b]	26%	37%	36%	59%	72%

[a]	Calculated using the average shares method for the period.

[b]	Not Annualized.

[c]	Annualized.

[d]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2011 (Unaudited)
		YEAR ENDED OCTOBER 31,

		2010	2009	2008	2007	2006

Net asset value, beginning of period	$12.19	$11.76	$10.82	$11.21	$11.27	$11.20

Investment operations:
Net investment income	0.11 [a]	0.37 [a]	0.37 [a]	0.37 [a]	0.35	0.33
Net realized and unrealized gains/(losses) on investments	(0.36)	0.49	0.91	(0.41)	(0.04)	0.14

Total from investment operations	(0.25)	0.86	1.28	(0.04)	0.31	0.47

Distributions:
Net investment income	(0.12)	(0.43)	(0.34)	(0.35)	(0.37)	(0.30)
Net realized gains	(0.06)	—	—	—	—	(0.10)

Total distributions	(0.18)	(0.43)	(0.34)	(0.35)	(0.37)	(0.40)

Net asset value, end of period	$11.76	$12.19	$11.76	$10.82	$11.21	$11.27

Total return	(2.0)%[b]	7.4%	12.1%	(0.5)%	2.8%	4.3%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$858,570	$787,486	$527,042	$226,504	$165,505	$116,442
Ratio of expenses to average net assets before expense waivers	0.74%[c]	0.76%	0.79%	0.81%	0.84%	0.86%[d]
Ratio of expenses to average net assets after expense waivers	0.64%[c]	0.66%	0.69%	0.70%	0.74%	0.86%
Ratio of net investment income to average net assets	1.92%[c]	3.09%	3.21%	3.32%	3.32%	3.05%
Portfolio turnover rate	48%[b]	20%	10%	47%	50%	52%

[a]	Calculated using the average shares method for the period.

[b]	Not Annualized.

[c]	Annualized.

[d]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Notes To Financial Statements
April 30, 2011 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Articles of Incorporation permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At April 30, 2011, the Corporation consisted of seven separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective

Old Westbury U.S. Large Cap Fund (“U.S. Large Cap Fund”)	Long-term capital appreciation.
Old Westbury Non-U.S. Large Cap Fund (“Non-U.S. Large Cap Fund”)	Long-term capital appreciation.
Old Westbury Global Small & Mid Cap Fund (“Global Small & Mid Cap Fund”)	Long-term capital appreciation.
Old Westbury Global Opportunities Fund (“Global Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Real Return Fund (“Real Return Fund”)	Real capital appreciation in inflationary environments.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Real Return Fund:

The consolidated financial statements of the Real Return Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Real Return Fund, Ltd. (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Subsidiary commenced operations on November 7, 2008. The Real Return Fund commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly-owned subsidiary. The Real Return Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Real Return Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Real Return Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Real Return Fund. The portion of the Real Return Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Real Return Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. As of April 30, 2011, the Real Return Fund held $616,059,519 in the Subsidiary, representing 21.14% of the Real Return Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2011 (Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

A. Valuation of Investments. Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, or if events or circumstances that could materially affect the value of such Funds’ securities have occurred, then the security is valued at a fair value determined in accordance with procedures approved by the Board. Securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities. Investments in open-end investment companies are valued at the most recently calculated net asset value.

Securities traded in the over-the-counter market are valued at the mean of the current bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

U.S. government obligations and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, and other relationships observed in markets of comparable securities.

All other investment assets and liabilities, including derivatives, restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect, in good faith, the fair value of such securities or other assets and liabilities. Real assets (i.e., assets not constituting securities or securities whose value is determined by underlying real assets), including collectibles such as coins, for which there is no readily available market quotation will be valued on the basis of appraised value as determined by an independent appraiser selected by Bessemer Investment Management LLC (the “Adviser”). Appraisals will be obtained on an ongoing, periodic basis in order to assure current valuations; appraisals generally will be obtained not less frequently than quarterly and appraised values may be updated between appraisals on the basis of reported industry benchmarks. Derivative contracts and instruments will be valued on the basis of industry-standard pricing information, including counterparty valuation quotations and generally available dealer quotations, subject to the review and confirmation by the Adviser where appropriate. The Pricing Committee of the Board of Directors reviews pricing methodologies for derivatives on a quarterly basis.

Fair value methods used by the Board include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds may use a pricing service authorized by the Board that has been designated to determine fair value. The Funds that invest in investments that trade in non-U.S. markets may use a systematic fair valuation model provided by an independent third party vendor to value its non-U.S. investments. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. A Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Fund prices its shares. Significant events may include: government actions; natural disasters; armed conflict; act of terrorism and similar situations; and significant market fluctuations. The Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Funds’ procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.

B. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2011 (Unaudited)

current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

C. Collectibles. The Real Return Fund may invest in Collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have accurate market valuations available. The values of the collectible coins and sets of coins held by the Real Return Fund are appraised on a quarterly basis by an independent professional coin appraiser, who uses market auction data among other factors, to determine each coin’s and set of coins current value. Between these quarterly appraisals, each coin and set of coins is valued weekly via information in the Coin Dealer Newsletter based on the price movement of a basket of like coins identified by the Adviser. The Real Return Fund does not currently intend to invest more than 5% of its total assets in Collectibles. As of April 30, 2011, the Real Return Fund held $52,663,506, or 1.81% of net assets, in Collectibles.

D. Commodities. The Real Return Fund and its Subsidiary may invest in commodities. In order to gain exposure to the commodities markets, the Real Return Fund, through its Subsidiary, may invest directly in physical commodities in addition to indirect investments in commodities-linked or related instruments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

E. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

F. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security the Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

G. Loan Participations and Assignments. The Global Opportunities Fund, Real Return Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2011 (Unaudited)

or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally LIBOR, the CD rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Global Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Global Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. The Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

H. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

I. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Fund. Each Fund intends to limit the purchase of securities which have not been determined by the Adviser to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

J. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first net asset value calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis for each of the Funds and includes where applicable, the amortization of premiums and accretion of discounts.

K. Interest Expense. When cash balances are overdrawn, the Funds are charged by Bessemer Trust Company an overdraft fee equal to 2.25% above the federal funds rate on outstanding balances. Citibank, N.A. charges 2.00% above the London InterBank Offered Rate for any overdrawn cash balances. These amounts, if any, are included in “interest expense” in the Statements of Operations.

L. Distributions to Shareholders. Distributions from net investment income, if any, generally are declared and paid semi-annually for the Global Opportunities Fund, Real Return Fund, Fixed Income Fund and Municipal Bond Fund and at least annually for the U.S. Large Cap Fund, Global Small & Mid Cap Fund and Non-U.S. Large Cap Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

M. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Corporation are prorated to each Fund on the basis of relative net assets or another reasonable basis.

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2011 (Unaudited)

4.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Funds’ Statements of Assets and Liabilities.

5.	Derivative Instruments:

The Funds engage in various portfolio investment strategies both to increase the return of the Funds and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities or commodities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The Funds may mitigate counterparty risk through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $1,000,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. As of April 30, 2011, all derivatives in a net liability position are fully collateralized. Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

When counterparties post cash collateral with respect to various derivative transactions, the Fund invests the collateral and receives interest income and pays interest expense to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in a Fund’s overall expenses and expense ratio in the Financial Highlights.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored.

The Funds are subject to credit risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2011 (Unaudited)

For open derivative instruments, please see the Schedules of Portfolio Investments or details below:

Fair values of derivative instruments as of 04/30/11:

	Values of Derivative Instruments as of April 30, 2011

	Derivative Assets		Derivative Liabilities

Global Small & Mid Cap Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$3,708,395	Unrealized depreciation on foreign currency exchange contracts	$4,292,273

Total		$3,708,395		$4,292,273

Global Opportunities Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Equity contracts	Unrealized appreciation on swaps	$95,421,337	Unrealized depreciation on swaps	$10,032,939
	Investments, at value	159,208,643	Written option contracts, at value	178,219,526
	Variation Margin	1,267,360
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	58,166,155	Unrealized depreciation on foreign currency exchange contracts	29,571,793

Total		$314,063,495		$217,824,258

Real Return Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Commodity contracts	Unrealized appreciation on swaps	$3,965,114	Unrealized depreciation on swaps	$4,350,177
	Investments, at value	16,711,937
	Variation Margin	21,311,027	Written option contracts, at value	12,247,000

Total		$41,988,078		$16,597,177

	The Effect of Derivative Instruments on the Statements of Operations

	Six Months Ended April 30, 2011

	Net Realized Gain (Loss) from Derivatives Recognized in Income

Global Small & Mid Cap Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total

Equity Contracts	$—	$—	$—	$—	$—
Foreign Currency Exchange Contracts	—	—	—	4,661,988	4,661,988

Total	$—	$—	$—	$4,661,988	$4,661,988

Global Opportunities Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total

Interest Rate Contracts	$—	$—	$—	$—	$—
Equity Contracts	—	31,452,364	2,290,876	—	33,743,240
Foreign Currency Exchange Contracts	—	—	—	36,936,653	36,936,653

Total	$—	$31,452,364	$2,290,876	$36,936,653	$70,679,893

Real Return Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total

Commodity Contracts	$(32,206,179)	$140,251,890	$(6,743,832)	$—	$101,301,879
Foreign Currency Exchange Contracts	—	—	—	109,435	109,435

Total	$(32,206,179)	$140,251,890	$(6,743,832)	$109,435	$101,411,314

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2011 (Unaudited)

	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Global Small & Mid Cap Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total

Equity Contracts	$—	$—	$—	$—	$—
Foreign Currency Exchange Contracts	—	—	—	(2,948,540)	(2,948,540)

Total	$—	$—	$—	$(2,948,540)	$(2,948,540)

Global Opportunities Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total

Interest Rate Contracts	$—	$1,874,562	$—	$—	$1,874,562
Equity Contracts	3,966,650	19,256,780	61,872,283	—	85,095,713
Foreign Currency Exchange Contracts	—	—	—	18,804,782	18,804,782

Total	$3,966,650	$21,131,342	$61,872,283	$18,804,782	$105,775,057

Real Return Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total

Commodity Contracts	$(3,146,660)	$13,582,181	$(19,109,679)	$—	$(8,674,158)
Equity Contracts	(95,415)	—	—	—	(95,415)

Total	$(3,242,075)	$13,582,181	$(19,109,679)	$—	$(8,769,573)

For the six months ended April 30, 2011 the quarterly average volume of derivative activities were as follows:

	Purchased Options	Written Options	Futures Long Position	Futures Short Position	Forward Currency Contracts Purchased	Forward Currency Contracts Sold

	(Cost $)	(Premium Received $)	(Notional Amounts)	(Notional Amounts)	(US Dollar Amounts)	(US Dollar Amounts)

Global Small & Mid Cap Fund	$—	$—	$—	$—	$33,388,810	$45,561,064
Global Opportunities Fund	74,296,508	92,253,579	458,411,636	60,399	862,071,581	2,013,614,815
Real Return Fund	40,951,976	11,837,000	1,339,890,040	436,368,625	—	—

	Interest Rate Swaps	Equity Swaps	Index Swaps as buyer	Index Swaps as writer

	(Notional Amount in US$)	(Notional Amount in US$)	(Notional Amount in US$)	(Notional Amount in US$)

Global Opportunities Fund	$—	$83,543,633	$—	$—
Real Return Fund	—	—	12,483,503	124,565,356

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. The potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2011 (Unaudited)

since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) entered into forward foreign currency contracts (“Forwards”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use Forwards to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Forward is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When the Forward is closed or settled, the Fund records a realized gain or loss equal to the fluctuation in rates during the period the Forward was open. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

As of April 30, 2011, the Global Small & Mid Cap Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Norway Krones	16,378,407	Japanese Yen	250,000,000	Barclays Bank Plc	07/05/11	$25,626
Australian Dollar	38,693,701	U.S. Dollar	38,753,173	Citibank, N.A.	06/07/11	3,441,998
U.S. Dollar	38,167,466	Australian Dollar	38,693,701	Citibank, N.A.	06/07/11	(4,027,704)
U.S. Dollar	13,586,423	Australian Dollar	12,786,500	Citibank, NA	07/29/11	(264,569)
Brazil Real	5,030,181	Japanese Yen	238,455,735	UBS AG	06/17/11	240,771

						$(583,878)

As of April 30, 2011, the Global Opportunities Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Chinese Yuan	339,285,000	U.S. Dollar	50,000,000	Bank of America, N.A.	06/13/11	$2,620,678
U.S. Dollar	1,863,043	Japanese Yen	154,260,000	Bank of America, N.A.	11/28/11	(42,165)
Philippines Peso	889,600,000	U.S. Dollar	20,000,000	Barclays Bank Plc	05/02/11	841,345
Brazil Real	65,915,500	U.S. Dollar	38,945,643	Barclays Bank Plc	05/03/11	2,898,572
Norway Krones	58,692,000	U.S. Dollar	10,204,465	Barclays Bank Plc	05/03/11	979,567
South African Rand	144,396,000	U.S. Dollar	20,000,000	Barclays Bank Plc	05/03/11	1,981,428
Norway Krones	58,266,030	U.S. Dollar	10,084,292	Barclays Bank Plc	05/09/11	1,014,638
Singapore Dollar	12,833,800	U.S. Dollar	10,071,413	Barclays Bank Plc	05/09/11	413,247
U.S. Dollar	10,643,657	Euro	7,772,895	Barclays Bank Plc	05/11/11	(865,268)
Singapore Dollar	12,972,800	U.S. Dollar	10,154,993	Barclays Bank Plc	05/16/11	443,194
Malaysian Ringgit	51,135,000	U.S. Dollar	16,699,869	Barclays Bank Plc	05/18/11	567,265
U.S. Dollar	10,019,637	Euro	7,338,108	Barclays Bank Plc	05/24/11	(841,509)
Singapore Dollar	12,770,500	U.S. Dollar	10,000,000	Barclays Bank Plc	05/25/11	432,878
Indonesian Rupiah	90,420,000,000	U.S. Dollar	10,101,665	Barclays Bank Plc	05/27/11	448,365
Norway Krones	7,600,000	U.S. Dollar	1,331,045	Barclays Bank Plc	05/27/11	115,121
Norway Krones	160,325,000	U.S. Dollar	28,078,917	Barclays Bank Plc	05/27/11	2,428,529
Singapore Dollar	2,900,000	U.S. Dollar	2,266,546	Barclays Bank Plc	05/27/11	102,611
Singapore Dollar	13,109,000	U.S. Dollar	10,245,569	Barclays Bank Plc	05/27/11	463,839
Indian Rupee	1,173,250,000	U.S. Dollar	25,633,603	Barclays Bank Plc	06/06/11	707,691
Philippines Peso	2,053,800,000	U.S. Dollar	47,355,315	Barclays Bank Plc	06/10/11	871,802
Indian Rupee	692,850,000	U.S. Dollar	15,144,262	Barclays Bank Plc	06/13/11	391,362
Indian Rupee	461,800,000	U.S. Dollar	10,052,242	Barclays Bank Plc	06/21/11	287,451

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2011 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Indonesian Rupiah	101,200,000,000	U.S. Dollar	11,423,411	Barclays Bank Plc	06/21/11	$367,896
Japanese Yen	1,555,512,000	U.S. Dollar	19,233,533	Barclays Bank Plc	06/22/11	(51,942)
Indian Rupee	484,300,000	U.S. Dollar	10,660,357	Barclays Bank Plc	06/28/11	169,250
Swedish Krona	251,185,200	U.S. Dollar	39,759,738	Barclays Bank Plc	06/28/11	1,671,984
U.S. Dollar	39,759,738	Euro	28,000,000	Barclays Bank Plc	06/28/11	(1,641,701)
U.S. Dollar	20,702,375	Euro	14,629,516	Barclays Bank Plc	06/28/11	(929,160)
Malaysian Ringgit	65,685,000	U.S. Dollar	21,621,132	Barclays Bank Plc	06/30/11	545,782
Indonesian Rupiah	225,750,000,000	U.S. Dollar	25,741,163	Barclays Bank Plc	07/01/11	544,356
Indonesian Rupiah	100,400,000,000	U.S. Dollar	11,449,424	Barclays Bank Plc	07/01/11	240,791
Indonesian Rupiah	183,900,000,000	U.S. Dollar	21,094,288	Barclays Bank Plc	07/14/11	292,373
Indonesian Rupiah	93,900,000,000	U.S. Dollar	10,777,000	Barclays Bank Plc	07/25/11	131,900
U.S. Dollar	20,000,001	Euro	13,817,451	Barclays Bank Plc	07/26/11	(413,893)
Norway Krones	106,050,000	U.S. Dollar	20,000,000	Barclays Bank Plc	07/29/11	99,699
Swedish Krona	121,370,000	U.S. Dollar	20,000,000	Barclays Bank Plc	07/29/11	(17,729)
U.S. Dollar	864,278	Japanese Yen	73,417,000	Barclays Bank Plc	08/22/11	(41,476)
U.S. Dollar	1,723,687	Japanese Yen	145,886,000	Barclays Bank Plc	08/24/11	(76,159)
Norway Krones	10,525,000	Euro	1,309,764	Barclays Bank Plc	08/25/11	58,162
U.S. Dollar	325,107	Euro	256,900	Barclays Bank Plc	08/25/11	(54,044)
U.S. Dollar	706,305	Japanese Yen	59,937,000	Barclays Bank Plc	08/25/11	(33,166)
U.S. Dollar	2,063,092	Japanese Yen	173,700,000	Barclays Bank Plc	08/30/11	(80,021)
Norway Krones	16,471,500	Euro	1,995,457	Barclays Bank Plc	10/26/11	164,655
Norway Krones	16,471,500	Euro	2,007,960	Barclays Bank Plc	10/27/11	146,130
U.S. Dollar	389,929	Japanese Yen	31,518,000	Barclays Bank Plc	11/10/11	770
U.S. Dollar	588,491	Japanese Yen	47,197,000	Barclays Bank Plc	11/14/11	5,704
U.S. Dollar	418,684	Japanese Yen	34,438,000	Barclays Bank Plc	11/17/11	(6,575)
U.S. Dollar	1,734,186	Japanese Yen	142,642,000	Barclays Bank Plc	11/17/11	(27,236)
U.S. Dollar	2,398,842	Japanese Yen	198,912,000	Barclays Bank Plc	11/21/11	(57,583)
U.S. Dollar	2,714,153	Japanese Yen	224,759,000	Barclays Bank Plc	11/29/11	(61,805)
Australian Dollar	1,691,000	U.S. Dollar	1,579,394	Barclays Bank Plc	12/12/11	219,757
U.S. Dollar	755,841	Euro	572,000	Barclays Bank Plc	12/12/11	(85,012)
U.S. Dollar	635,550	Japanese Yen	52,560,000	Barclays Bank Plc	01/10/12	(14,027)
U.S. Dollar	863,075	Japanese Yen	71,290,000	Barclays Bank Plc	01/13/12	(18,023)
United Kingdom Pound	2,154,295	U.S. Dollar	3,413,332	Barclays Bank Plc	01/24/12	168,588
U.S. Dollar	2,254,802	Japanese Yen	185,480,000	Barclays Bank Plc	01/26/12	(38,068)
United Kingdom Pound	1,427,764	U.S. Dollar	2,245,623	Barclays Bank Plc	01/27/12	128,153
United Kingdom Pound	114,208	U.S. Dollar	180,068	Barclays Bank Plc	02/01/12	9,792
Australian Dollar	569,000	Japanese Yen	45,121,700	Barclays Bank Plc	02/09/12	42,787
Singapore Dollar	406,027	U.S. Dollar	318,738	Barclays Bank Plc	02/09/12	13,179
U.S. Dollar	3,336,300	Euro	2,475,000	Barclays Bank Plc	02/09/12	(293,758)
U.S. Dollar	2,866,584	Euro	2,114,000	Barclays Bank Plc	02/10/12	(233,880)
Chilean Unidad de Fomento	100,700,000	U.S. Dollar	204,343	Barclays Bank Plc	02/13/12	6,882
United Kingdom Pound	625,997	U.S. Dollar	997,451	Barclays Bank Plc	02/14/12	42,928
Singapore Dollar	1,151,000	U.S. Dollar	900,873	Barclays Bank Plc	02/17/12	40,067
Chilean Unidad de Fomento	174,400,000	U.S. Dollar	355,266	Barclays Bank Plc	02/29/12	9,847

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2011 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Chilean Unidad de Fomento	87,300,000	U.S. Dollar	177,583	Barclays Bank Plc	03/01/12	$5,161
United Kingdom Pound	452,671	U.S. Dollar	725,568	Barclays Bank Plc	03/12/12	26,324
Chinese Yuan	189,030,000	U.S. Dollar	30,000,000	Barclays Bank Plc	05/04/12	(7,781)
Chinese Yuan	128,500,000	U.S. Dollar	20,000,000	Barclays Bank Plc	12/24/12	657,812
Chinese Yuan	252,780,000	U.S. Dollar	40,000,000	Barclays Bank Plc	01/14/13	685,478
Chinese Yuan	251,000,000	U.S. Dollar	40,000,000	Barclays Bank Plc	01/14/13	398,984
Chinese Yuan	251,980,000	U.S. Dollar	40,000,000	Barclays Bank Plc	01/14/13	556,717
Chinese Yuan	125,920,000	U.S. Dollar	20,000,000	Barclays Bank Plc	02/12/13	300,388
Hong Kong Dollar	307,740,000	U.S. Dollar	40,000,000	Barclays Bank Plc	10/28/13	(91,974)
Hong Kong Dollar	307,196,000	U.S. Dollar	40,000,000	Barclays Bank Plc	10/28/13	(162,520)
Chinese Yuan	154,612,500	U.S. Dollar	25,000,000	Barclays Bank Plc	03/03/14	330,034
Chinese Yuan	153,487,500	U.S. Dollar	25,000,000	Barclays Bank Plc	03/07/14	145,726
Chinese Yuan	61,515,000	U.S. Dollar	10,000,000	Barclays Bank Plc	04/07/14	77,950
Norway Krones	57,820,000	U.S. Dollar	10,008,525	Citibank, N.A.	05/09/11	1,005,442
U.S. Dollar	1,123,710	Japanese Yen	100,093,000	Citibank, N.A.	05/10/11	(110,313)
Hong Kong Dollar	26,638,400	U.S. Dollar	3,424,318	Citibank, N.A.	05/11/11	5,871
U.S. Dollar	4,790,794	United Kingdom Pound	2,974,933	Citibank, N.A.	05/11/11	(177,548)
U.S. Dollar	15,743,771	Euro	11,528,104	Citibank, N.A.	05/24/11	(1,318,994)
U.S. Dollar	15,307,981	Japanese Yen	1,254,262,500	Citibank, N.A.	06/03/11	(157,222)
Canadian Dollar	3,575,345	U.S. Dollar	3,662,671	Citibank, N.A.	06/06/11	112,731
U.S. Dollar	20,779,377	Euro	14,921,966	Citibank, N.A.	06/07/11	(1,297,845)
U.S. Dollar	15,107,892	Japanese Yen	1,244,074,500	Citibank, N.A.	06/07/11	(232,019)
U.S. Dollar	10,149,921	Japanese Yen	839,300,000	Citibank, N.A.	06/10/11	(199,133)
U.S. Dollar	10,060,169	Japanese Yen	830,978,000	Citibank, N.A.	06/13/11	(186,434)
Swedish Krona	43,658,433	Euro	4,576,212	Citibank, N.A.	06/23/11	435,820
U.S. Dollar	5,000,001	Euro	3,531,472	Citibank, N.A.	06/24/11	(222,319)
U.S. Dollar	10,000,001	Euro	7,062,636	Citibank, N.A.	06/28/11	(442,973)
U.S. Dollar	9,827,651	Japanese Yen	815,812,000	Citibank, N.A.	07/01/11	(232,959)
U.S. Dollar	25,464,623	Euro	17,973,348	Citibank, N.A.	07/07/11	(1,104,109)
Norway Krones	31,660,000	U.S. Dollar	5,787,207	Citibank, N.A.	07/15/11	218,425
Indian Rupee	3,943,000	U.S. Dollar	81,686	Citibank, N.A.	07/18/11	6,196
Norway Krones	59,151,920	U.S. Dollar	11,047,701	Citibank, N.A.	07/28/11	164,137
U.S. Dollar	10,000,000	Euro	6,856,265	Citibank, N.A.	07/28/11	(128,844)
U.S. Dollar	1,729,715	Japanese Yen	146,685,000	Citibank, N.A.	08/23/11	(79,973)
Philippines Peso	14,164,000	U.S. Dollar	320,250	Citibank, N.A.	10/11/11	12,097
U.S. Dollar	396,901	Japanese Yen	32,085,087	Citibank, N.A.	11/08/11	752
U.S. Dollar	674,082	Japanese Yen	55,787,000	Citibank, N.A.	11/29/11	(14,933)
U.S. Dollar	317,975	Japanese Yen	26,280,000	Citibank, N.A.	01/10/12	(6,814)
United Kingdom Pound	1,434,542	U.S. Dollar	2,266,964	Citibank, N.A.	01/24/12	118,232
U.S. Dollar	1,351,860	Euro	999,800	Citibank, N.A.	01/27/12	(115,270)
United Kingdom Pound	920,410	U.S. Dollar	1,455,877	Citibank, N.A.	02/01/12	74,221
U.S. Dollar	3,921,692	Euro	2,903,000	Citibank, N.A.	02/08/12	(336,274)
Australian Dollar	569,000	Japanese Yen	45,150,150	Citibank, N.A.	02/09/12	42,435
United Kingdom Pound	653,215	U.S. Dollar	1,038,414	Citibank, N.A.	02/16/12	47,154

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2011 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Chilean Unidad de Fomento	422,200,000	U.S. Dollar	870,067	Citibank, N.A.	02/27/12	$14,037
Polish Zloty	10,400,000	Euro	2,504,696	Citibank, N.A.	03/19/12	124,822
U.S. Dollar	25,547,391	Euro	18,500,000	Citibank, N.A.	03/19/12	(1,545,776)
U.S. Dollar	4,121,681	Japanese Yen	331,140,000	Citibank, N.A.	03/19/12	24,857
Chilean Unidad de Fomento	974,634,000	U.S. Dollar	2,003,359	Citibank, N.A.	04/30/12	22,278
U.S. Dollar	1,713,047	Japanese Yen	145,609,000	Credit Suisse International	08/23/11	(83,365)
U.S. Dollar	4,568,664	Euro	3,440,000	Deutsche Bank AG	05/04/11	(525,779)
Chilean Unidad de Fomento	101,400,000	U.S. Dollar	190,960	Deutsche Bank AG	05/10/11	29,000
U.S. Dollar	749,132	Japanese Yen	66,920,000	Deutsche Bank AG	05/10/11	(75,909)
Indian Rupee	37,818,000	U.S. Dollar	795,833	Deutsche Bank AG	06/01/11	54,019
U.S. Dollar	2,079,883	Euro	1,690,000	Deutsche Bank AG	06/03/11	(420,777)
Indian Rupee	18,516,000	U.S. Dollar	383,037	Deutsche Bank AG	06/07/11	32,600
Indian Rupee	9,340,000	U.S. Dollar	193,215	Deutsche Bank AG	06/07/11	16,444
U.S. Dollar	2,039,490	Euro	1,700,000	Deutsche Bank AG	06/09/11	(475,536)
Indian Rupee	7,542,000	U.S. Dollar	156,896	Deutsche Bank AG	06/10/11	12,309
Indian Rupee	18,877,000	U.S. Dollar	395,993	Deutsche Bank AG	06/16/11	27,049
Indian Rupee	17,195,000	U.S. Dollar	361,164	Deutsche Bank AG	06/20/11	23,903
Indian Rupee	43,847,000	U.S. Dollar	929,159	Deutsche Bank AG	06/24/11	52,037
Indian Rupee	29,111,000	U.S. Dollar	600,227	Deutsche Bank AG	07/11/11	49,350
Indian Rupee	14,708,000	U.S. Dollar	304,199	Deutsche Bank AG	07/12/11	23,939
Polish Zloty	11,489,000	Euro	2,824,932	Deutsche Bank AG	08/12/11	112,146
U.S. Dollar	1,060,606	Japanese Yen	90,125,000	Deutsche Bank AG	08/18/11	(51,237)
U.S. Dollar	866,455	Japanese Yen	73,510,000	Deutsche Bank AG	08/22/11	(40,447)
U.S. Dollar	856,972	Japanese Yen	72,553,000	Deutsche Bank AG	08/23/11	(38,131)
Indian Rupee	24,142,000	U.S. Dollar	499,008	Deutsche Bank AG	08/24/11	35,448
U.S. Dollar	1,080,726	Japanese Yen	91,705,000	Deutsche Bank AG	08/25/11	(50,681)
U.S. Dollar	354,812	Japanese Yen	30,137,000	Deutsche Bank AG	08/25/11	(17,002)
Indian Rupee	17,072,000	U.S. Dollar	350,771	Deutsche Bank AG	09/01/11	26,671
Philippines Peso	36,054,000	U.S. Dollar	801,271	Deutsche Bank AG	10/04/11	44,782
Philippines Peso	43,106,000	U.S. Dollar	962,553	Deutsche Bank AG	10/05/11	48,972
Philippines Peso	35,386,000	U.S. Dollar	795,441	Deutsche Bank AG	10/07/11	34,904
Philippines Peso	28,316,000	U.S. Dollar	639,491	Deutsche Bank AG	10/11/11	24,920
Philippines Peso	8,431,000	U.S. Dollar	191,327	Deutsche Bank AG	10/12/11	6,497
Malaysian Ringgit	9,854,250	U.S. Dollar	3,154,268	Deutsche Bank AG	10/19/11	155,795
Philippines Peso	7,672,000	U.S. Dollar	174,205	Deutsche Bank AG	10/19/11	5,793
U.S. Dollar	3,148,624	Malaysian Ringgit	9,854,250	Deutsche Bank AG	10/19/11	(161,439)
Philippines Peso	30,667,000	U.S. Dollar	690,947	Deutsche Bank AG	10/21/11	28,535
Indian Rupee	12,552,000	U.S. Dollar	270,226	Deutsche Bank AG	10/26/11	4,826
Philippines Peso	29,828,000	U.S. Dollar	676,203	Deutsche Bank AG	10/26/11	23,549
Indian Rupee	26,507,000	U.S. Dollar	570,288	Deutsche Bank AG	10/27/11	10,456
Philippines Peso	11,971,000	U.S. Dollar	272,489	Deutsche Bank AG	10/28/11	8,333
Philippines Peso	40,980,000	U.S. Dollar	933,273	Deutsche Bank AG	10/28/11	28,060
Philippines Peso	13,380,000	U.S. Dollar	311,011	Deutsche Bank AG	11/04/11	2,818
U.S. Dollar	10,018,272	Euro	7,160,000	Deutsche Bank AG	11/09/11	(520,488)
Philippines Peso	44,300,000	U.S. Dollar	1,028,988	Deutsche Bank AG	11/14/11	9,850
U.S. Dollar	1,747,646	Japanese Yen	143,060,000	Deutsche Bank AG	11/16/11	(18,910)

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2011 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Australian Dollar	2,540,000	U.S. Dollar	2,385,314	Deutsche Bank AG	11/28/11	$322,111
Australian Dollar	3,384,000	U.S. Dollar	3,104,820	Deutsche Bank AG	12/01/11	500,817
U.S. Dollar	1,652,766	Japanese Yen	138,320,000	Deutsche Bank AG	12/01/11	(55,652)
U.S. Dollar	871,838	Euro	670,000	Deutsche Bank AG	12/02/11	(113,457)
Australian Dollar	1,355,000	U.S. Dollar	1,280,692	Deutsche Bank AG	12/09/11	161,538
Australian Dollar	1,690,000	U.S. Dollar	1,597,540	Deutsche Bank AG	12/09/11	201,256
U.S. Dollar	1,439,734	Euro	1,111,000	Deutsche Bank AG	01/11/12	(191,577)
U.S. Dollar	318,816	Japanese Yen	26,360,000	Deutsche Bank AG	01/12/12	(6,972)
Philippines Peso	12,113,000	U.S. Dollar	271,866	Deutsche Bank AG	01/18/12	11,790
U.S. Dollar	1,287,357	Euro	971,000	Deutsche Bank AG	01/18/12	(138,005)
Philippines Peso	7,579,000	U.S. Dollar	170,660	Deutsche Bank AG	01/19/12	6,818
United Kingdom Pound	2,148,211	U.S. Dollar	3,400,446	Deutsche Bank AG	01/24/12	171,358
U.S. Dollar	1,315,679	Japanese Yen	107,975,103	Deutsche Bank AG	01/26/12	(19,090)
U.S. Dollar	562,666	Japanese Yen	46,250,000	Deutsche Bank AG	01/26/12	(9,068)
United Kingdom Pound	1,126,580	U.S. Dollar	1,792,558	Deutsche Bank AG	01/26/12	80,514
Chilean Unidad de Fomento	411,630,000	U.S. Dollar	813,739	Deutsche Bank AG	01/27/12	51,445
Chilean Unidad de Fomento	947,430,000	U.S. Dollar	1,888,063	Deutsche Bank AG	01/30/12	102,573
Chilean Unidad de Fomento	571,560,000	U.S. Dollar	1,138,452	Deutsche Bank AG	01/31/12	62,303
Singapore Dollar	1,468,000	U.S. Dollar	1,149,533	Deutsche Bank AG	02/07/12	50,509
Singapore Dollar	2,632,000	U.S. Dollar	2,069,750	Deutsche Bank AG	02/08/12	81,832
Singapore Dollar	293,000	U.S. Dollar	230,201	Deutsche Bank AG	02/08/12	9,318
Australian Dollar	569,000	Japanese Yen	45,166,082	Deutsche Bank AG	02/09/12	42,238
Norway Krones	24,487,000	Euro	3,079,545	Deutsche Bank AG	02/09/12	61,566
U.S. Dollar	837,734	Euro	622,000	Deutsche Bank AG	02/09/12	(74,547)
Chilean Unidad de Fomento	100,900,000	U.S. Dollar	204,998	Deutsche Bank AG	02/10/12	6,722
Chilean Unidad de Fomento	195,520,000	U.S. Dollar	397,237	Deutsche Bank AG	02/13/12	12,878
Chilean Unidad de Fomento	99,700,000	U.S. Dollar	203,303	Deutsche Bank AG	02/14/12	5,798
U.S. Dollar	253,876	Japanese Yen	20,855,910	Deutsche Bank AG	02/15/12	(4,020)
Singapore Dollar	1,728,000	U.S. Dollar	1,351,616	Deutsche Bank AG	02/17/12	61,020
U.S. Dollar	2,120,076	Euro	1,580,000	Deutsche Bank AG	02/17/12	(196,583)
Chilean Unidad de Fomento	176,590,000	U.S. Dollar	365,157	Deutsche Bank AG	02/21/12	4,896
Chilean Unidad de Fomento	202,500,000	U.S. Dollar	418,354	Deutsche Bank AG	02/23/12	5,893
Singapore Dollar	2,243,000	U.S. Dollar	1,754,715	Deutsche Bank AG	02/24/12	78,979
Chilean Unidad de Fomento	68,400,000	U.S. Dollar	141,311	Deutsche Bank AG	02/27/12	1,922
Chilean Unidad de Fomento	241,090,000	U.S. Dollar	492,493	Deutsche Bank AG	02/27/12	12,360
Singapore Dollar	1,399,000	U.S. Dollar	1,097,169	Deutsche Bank AG	02/27/12	46,553
U.S. Dollar	509,601	Euro	374,000	Deutsche Bank AG	02/27/12	(38,562)
Chilean Unidad de Fomento	68,400,000	U.S. Dollar	141,311	Deutsche Bank AG	02/29/12	1,887

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2011 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Singapore Dollar	1,400,000	U.S. Dollar	1,096,560	Deutsche Bank AG	02/29/12	$47,987
U.S. Dollar	309,553	Euro	226,530	Deutsche Bank AG	02/29/12	(22,441)
Chilean Unidad de Fomento	225,065,000	U.S. Dollar	458,288	Deutsche Bank AG	03/01/12	12,838
Swedish Krona	84,036,600	Euro	9,389,669	Deutsche Bank AG	03/01/12	(128,001)
U.S. Dollar	144,253	Euro	105,800	Deutsche Bank AG	03/01/12	(10,798)
Chilean Unidad de Fomento	225,065,000	U.S. Dollar	458,288	Deutsche Bank AG	03/02/12	12,782
Chilean Unidad de Fomento	245,410,000	U.S. Dollar	500,020	Deutsche Bank AG	03/05/12	13,448
U.S. Dollar	146,237	Euro	107,000	Deutsche Bank AG	03/05/12	(10,548)
Chilean Unidad de Fomento	243,930,000	U.S. Dollar	495,642	Deutsche Bank AG	03/07/12	14,608
Chilean Unidad de Fomento	237,320,000	U.S. Dollar	485,814	Deutsche Bank AG	03/09/12	10,490
Chilean Unidad de Fomento	243,700,000	U.S. Dollar	496,840	Deutsche Bank AG	03/15/12	12,440
Chilean Unidad de Fomento	236,720,000	U.S. Dollar	482,708	Deutsche Bank AG	03/15/12	11,986
Chilean Unidad de Fomento	1,894,715,000	U.S. Dollar	3,797,024	Deutsche Bank AG	03/19/12	160,628
Singapore Dollar	1,829,200	U.S. Dollar	1,433,913	Deutsche Bank AG	03/19/12	61,624
U.S. Dollar	2,265,960	Japanese Yen	182,083,500	Deutsche Bank AG	03/19/12	13,245
Singapore Dollar	1,969,400	U.S. Dollar	1,536,313	Deutsche Bank AG	03/21/12	73,862
U.S. Dollar	860,760	Euro	615,000	Deutsche Bank AG	03/26/12	(39,663)
Chilean Unidad de Fomento	231,460,000	U.S. Dollar	463,755	Deutsche Bank AG	03/30/12	19,081
Chilean Unidad de Fomento	245,910,000	U.S. Dollar	490,809	Deutsche Bank AG	04/02/12	21,986
U.S. Dollar	1,160,324	Euro	826,000	Deutsche Bank AG	04/04/12	(48,608)
U.S. Dollar	774,001	Euro	553,000	Deutsche Bank AG	04/05/12	(35,337)
Indian Rupee	27,793,000	U.S. Dollar	593,234	Deutsche Bank AG	04/11/12	(1,104)
Indian Rupee	59,598,000	U.S. Dollar	1,276,735	Deutsche Bank AG	04/13/12	(7,395)
Indian Rupee	13,777,000	U.S. Dollar	291,700	Deutsche Bank AG	04/19/12	1,454
Swedish Krona	28,478,956	Euro	3,148,634	Deutsche Bank AG	04/19/12	(1,845)
U.S. Dollar	1,215,911	Euro	860,000	Deutsche Bank AG	04/23/12	(41,859)
Indian Rupee	27,912,000	U.S. Dollar	592,737	Deutsche Bank AG	04/26/12	580
Indian Rupee	37,033,000	U.S. Dollar	768,160	HSBC Bank USA, N.A.	06/03/11	63,746
Indian Rupee	1,121,000	U.S. Dollar	23,496	HSBC Bank USA, N.A.	06/03/11	1,686
Indian Rupee	5,548,000	U.S. Dollar	116,286	HSBC Bank USA, N.A.	06/03/11	8,344
Indian Rupee	7,436,000	U.S. Dollar	156,120	HSBC Bank USA, N.A.	06/08/11	10,769
Indian Rupee	18,770,000	U.S. Dollar	390,537	HSBC Bank USA, N.A.	06/13/11	30,338
Indian Rupee	29,446,000	U.S. Dollar	619,785	HSBC Bank USA, N.A.	06/27/11	38,788
New Zealand Dollar	281,849	U.S. Dollar	222,491	HSBC Bank USA, N.A.	08/15/11	3,900
U.S. Dollar	212,150	New Zealand Dollar	281,849	HSBC Bank USA, N.A.	08/15/11	(14,241)
U.S. Dollar	861,685	Japanese Yen	73,232,000	HSBC Bank USA, N.A.	08/19/11	(41,763)
Indian Rupee	27,858,000	U.S. Dollar	576,782	HSBC Bank USA, N.A.	08/24/11	39,939
U.S. Dollar	860,775	Japanese Yen	71,955,000	HSBC Bank USA, N.A.	08/26/11	(26,975)
U.S. Dollar	1,296,408	Japanese Yen	108,371,000	HSBC Bank USA, N.A.	08/26/11	(40,627)

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2011 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	1,291,958	Japanese Yen	107,999,000	HSBC Bank USA, N.A.	08/26/11	$(40,488)
U.S. Dollar	725,034	Japanese Yen	60,608,000	HSBC Bank USA, N.A.	08/26/11	(22,721)
U.S. Dollar	1,075,457	Japanese Yen	89,901,000	HSBC Bank USA, N.A.	08/26/11	(33,703)
U.S. Dollar	357,493	Japanese Yen	29,884,000	HSBC Bank USA, N.A.	08/26/11	(11,203)
Philippines Peso	36,100,000	U.S. Dollar	798,938	HSBC Bank USA, N.A.	09/30/11	48,239
Philippines Peso	28,800,000	U.S. Dollar	637,344	HSBC Bank USA, N.A.	10/03/11	38,493
Philippines Peso	28,921,000	U.S. Dollar	641,748	HSBC Bank USA, N.A.	10/04/11	36,921
Philippines Peso	43,117,000	U.S. Dollar	963,336	HSBC Bank USA, N.A.	10/05/11	48,447
Philippines Peso	28,370,000	U.S. Dollar	639,699	HSBC Bank USA, N.A.	10/11/11	25,979
Philippines Peso	14,058,000	U.S. Dollar	316,657	HSBC Bank USA, N.A.	10/13/11	13,193
U.S. Dollar	941,165	Euro	677,000	HSBC Bank USA, N.A.	10/17/11	(56,158)
U.S. Dollar	948,225	Euro	676,000	HSBC Bank USA, N.A.	10/18/11	(47,591)
Philippines Peso	27,840,000	U.S. Dollar	630,978	HSBC Bank USA, N.A.	10/19/11	22,196
U.S. Dollar	1,270,906	Euro	910,000	HSBC Bank USA, N.A.	10/19/11	(69,569)
Indian Rupee	12,846,000	U.S. Dollar	277,033	HSBC Bank USA, N.A.	10/26/11	4,462
Philippines Peso	27,840,000	U.S. Dollar	630,264	HSBC Bank USA, N.A.	10/26/11	22,851
Indian Rupee	19,137,000	U.S. Dollar	413,952	HSBC Bank USA, N.A.	10/27/11	5,322
Philippines Peso	20,490,000	U.S. Dollar	466,636	HSBC Bank USA, N.A.	10/27/11	14,040
Philippines Peso	13,660,000	U.S. Dollar	311,162	HSBC Bank USA, N.A.	10/28/11	9,283
Philippines Peso	26,680,000	U.S. Dollar	606,777	HSBC Bank USA, N.A.	10/31/11	19,057
U.S. Dollar	451,609	Japanese Yen	37,330,000	HSBC Bank USA, N.A.	11/17/11	(9,362)
U.S. Dollar	944,054	Euro	720,487	HSBC Bank USA, N.A.	12/06/11	(115,323)
U.S. Dollar	319,821	Japanese Yen	26,390,000	HSBC Bank USA, N.A.	01/12/12	(6,338)
U.S. Dollar	870,276	Japanese Yen	71,830,000	HSBC Bank USA, N.A.	01/13/12	(17,496)
Philippines Peso	10,860,000	U.S. Dollar	246,914	HSBC Bank USA, N.A.	01/17/12	7,406
Philippines Peso	21,239,000	U.S. Dollar	476,799	HSBC Bank USA, N.A.	01/18/12	20,566
Philippines Peso	27,840,000	U.S. Dollar	618,255	HSBC Bank USA, N.A.	01/26/12	33,590
U.S. Dollar	2,436,534	Japanese Yen	199,698,335	HSBC Bank USA, N.A.	01/27/12	(32,138)
Singapore Dollar	1,468,000	U.S. Dollar	1,149,677	HSBC Bank USA, N.A.	02/07/12	50,365
U.S. Dollar	2,495,949	Euro	1,856,000	HSBC Bank USA, N.A.	02/09/12	(226,228)
U.S. Dollar	856,804	Japanese Yen	70,138,000	HSBC Bank USA, N.A.	02/10/12	(10,428)
Singapore Dollar	1,446,700	U.S. Dollar	1,136,036	HSBC Bank USA, N.A.	02/13/12	46,620
Singapore Dollar	1,041,600	U.S. Dollar	817,923	HSBC Bank USA, N.A.	02/14/12	33,574
Singapore Dollar	1,728,000	U.S. Dollar	1,351,658	HSBC Bank USA, N.A.	02/17/12	60,978
U.S. Dollar	618,597	Japanese Yen	51,260,000	HSBC Bank USA, N.A.	02/22/12	(15,333)
U.S. Dollar	668,308	Japanese Yen	54,300,000	HSBC Bank USA, N.A.	03/01/12	(3,300)
U.S. Dollar	398,016	Euro	288,000	HSBC Bank USA, N.A.	03/08/12	(23,937)
Australian Dollar	410,000	U.S. Dollar	389,705	HSBC Bank USA, N.A.	03/19/12	40,892
Indian Rupee	203,451,000	U.S. Dollar	4,249,185	HSBC Bank USA, N.A.	03/19/12	100,911
Philippines Peso	86,101,500	U.S. Dollar	1,949,188	HSBC Bank USA, N.A.	03/19/12	65,426
Singapore Dollar	2,091,000	U.S. Dollar	1,638,766	HSBC Bank USA, N.A.	03/19/12	70,817
South Korean Won	418,000,000	U.S. Dollar	362,595	HSBC Bank USA, N.A.	03/19/12	22,134
U.S. Dollar	11,387,515	Japanese Yen	916,524,148	HSBC Bank USA, N.A.	03/19/12	48,389
Singapore Dollar	1,574,000	U.S. Dollar	1,229,255	HSBC Bank USA, N.A.	03/21/12	57,642
U.S. Dollar	1,536,262	Euro	1,072,000	HSBC Bank USA, N.A.	04/16/12	(31,992)
Euro	14,599,413	U.S. Dollar	21,388,141	JPMorgan Chase Bank, N.A.	05/03/11	233,366
U.S. Dollar	20,125,468	Euro	14,599,413	JPMorgan Chase Bank, N.A.	05/03/11	(1,496,040)
U.S. Dollar	11,011,632	Norway Krones	58,692,000	JPMorgan Chase Bank, N.A.	05/03/11	(172,399)

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2011 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	21,723,484	South African Rand	144,396,000	JPMorgan Chase Bank, N.A.	05/03/11	$(257,944)
U.S. Dollar	22,535,101	Indonesian Rupiah	194,900,000,000	JPMorgan Chase Bank, N.A.	05/04/11	(232,337)
Singapore Dollar	12,873,600	U.S. Dollar	10,110,025	JPMorgan Chase Bank, N.A.	05/09/11	407,150
Singapore Dollar	25,458,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	05/23/11	797,966
Malaysian Ringgit	11,250,000	U.S. Dollar	3,342,345	JPMorgan Chase Bank, N.A.	05/26/11	456,437
U.S. Dollar	3,606,578	Malaysian Ringgit	11,250,000	JPMorgan Chase Bank, N.A.	05/26/11	(192,204)
Malaysian Ringgit	31,550,000	U.S. Dollar	10,284,243	JPMorgan Chase Bank, N.A.	05/27/11	369,201
U.S. Dollar	15,000,002	Euro	10,810,071	JPMorgan Chase Bank, N.A.	06/13/11	(990,884)
Philippines Peso	443,200,000	U.S. Dollar	10,078,224	JPMorgan Chase Bank, N.A.	06/20/11	329,766
Norway Krones	59,200,000	U.S. Dollar	10,398,498	JPMorgan Chase Bank, N.A.	06/21/11	847,943
Singapore Dollar	13,152,500	U.S. Dollar	10,290,022	JPMorgan Chase Bank, N.A.	06/21/11	455,116
Indian Rupee	28,975,000	U.S. Dollar	607,697	JPMorgan Chase Bank, N.A.	06/22/11	40,934
U.S. Dollar	20,000,000	Japanese Yen	1,555,512,000	JPMorgan Chase Bank, N.A.	06/22/11	818,408
U.S. Dollar	46,028,303	Japanese Yen	3,719,943,000	JPMorgan Chase Bank, N.A.	06/28/11	154,844
Malaysian Ringgit	66,320,000	U.S. Dollar	21,849,570	JPMorgan Chase Bank, N.A.	07/01/11	530,884
Norway Krones	58,428,870	U.S. Dollar	10,583,253	JPMorgan Chase Bank, N.A.	07/07/11	505,550
Philippines Peso	434,200,000	U.S. Dollar	10,075,649	JPMorgan Chase Bank, N.A.	07/08/11	121,986
Indian Rupee	29,134,000	U.S. Dollar	600,330	JPMorgan Chase Bank, N.A.	07/12/11	49,654
Indian Rupee	17,688,000	U.S. Dollar	364,476	JPMorgan Chase Bank, N.A.	07/12/11	30,146
U.S. Dollar	15,000,000	Japanese Yen	1,250,917,500	JPMorgan Chase Bank, N.A.	07/19/11	(428,270)
Indian Rupee	3,943,000	U.S. Dollar	81,551	JPMorgan Chase Bank, N.A.	07/20/11	6,303
U.S. Dollar	15,000,000	Japanese Yen	1,235,082,000	JPMorgan Chase Bank, N.A.	07/20/11	(233,068)
Chilean Unidad de Fomento	4,957,500,000	U.S. Dollar	10,361,894	JPMorgan Chase Bank, N.A.	07/21/11	302,387
Malaysian Ringgit	65,366,000	U.S. Dollar	21,566,887	JPMorgan Chase Bank, N.A.	07/21/11	476,751
Philippines Peso	1,575,600,000	U.S. Dollar	36,489,115	JPMorgan Chase Bank, N.A.	07/25/11	517,693

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2011 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Singapore Dollar	25,652,000	U.S. Dollar	20,698,782	JPMorgan Chase Bank, N.A.	07/25/11	$258,274
U.S. Dollar	26,913,035	Norway Krones	144,924,000	JPMorgan Chase Bank, N.A.	07/27/11	(557,962)
Indonesian Rupiah	194,900,000,000	U.S. Dollar	22,400,419	JPMorgan Chase Bank, N.A.	07/29/11	232,994
Norway Krones	58,692,000	U.S. Dollar	10,953,781	JPMorgan Chase Bank, N.A.	07/29/11	170,137
South African Rand	144,396,000	U.S. Dollar	21,452,384	JPMorgan Chase Bank, N.A.	07/29/11	252,741
U.S. Dollar	21,336,459	Euro	14,599,413	JPMorgan Chase Bank, N.A.	07/29/11	(230,679)
U.S. Dollar	861,309	Japanese Yen	73,573,000	JPMorgan Chase Bank, N.A.	08/18/11	(46,338)
U.S. Dollar	1,725,080	Japanese Yen	146,373,000	JPMorgan Chase Bank, N.A.	08/24/11	(80,775)
U.S. Dollar	711,690	Japanese Yen	60,273,000	JPMorgan Chase Bank, N.A.	08/26/11	(31,933)
U.S. Dollar	360,454	Japanese Yen	30,516,000	JPMorgan Chase Bank, N.A.	08/26/11	(16,040)
U.S. Dollar	35,841	Japanese Yen	3,035,000	JPMorgan Chase Bank, N.A.	08/26/11	(1,604)
U.S. Dollar	223,334	Japanese Yen	18,903,000	JPMorgan Chase Bank, N.A.	08/26/11	(9,883)
U.S. Dollar	930,825	Euro	737,287	JPMorgan Chase Bank, N.A.	08/29/11	(157,164)
U.S. Dollar	857,108	Japanese Yen	72,717,000	JPMorgan Chase Bank, N.A.	09/01/11	(40,092)
U.S. Dollar	376,089	Japanese Yen	31,505,000	JPMorgan Chase Bank, N.A.	09/30/11	(12,729)
Philippines Peso	11,388,000	U.S. Dollar	254,401	JPMorgan Chase Bank, N.A.	10/06/11	12,826
Philippines Peso	14,127,000	U.S. Dollar	318,901	JPMorgan Chase Bank, N.A.	10/11/11	12,577
Philippines Peso	34,993,000	U.S. Dollar	789,642	JPMorgan Chase Bank, N.A.	10/13/11	31,417
Philippines Peso	4,585,000	U.S. Dollar	104,449	JPMorgan Chase Bank, N.A.	10/17/11	3,126
Philippines Peso	15,226,000	U.S. Dollar	346,857	JPMorgan Chase Bank, N.A.	10/17/11	10,380
Philippines Peso	15,399,000	U.S. Dollar	347,043	JPMorgan Chase Bank, N.A.	10/21/11	14,234
Philippines Peso	14,923,000	U.S. Dollar	338,375	JPMorgan Chase Bank, N.A.	10/26/11	11,713
U.S. Dollar	873,005	Japanese Yen	71,438,000	JPMorgan Chase Bank, N.A.	11/16/11	(9,137)
Philippines Peso	67,662,000	U.S. Dollar	1,536,899	JPMorgan Chase Bank, N.A.	01/13/12	47,747
Philippines Peso	30,247,000	U.S. Dollar	672,380	JPMorgan Chase Bank, N.A.	01/19/12	35,916

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2011 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

United Kingdom Pound	283,529	U.S. Dollar	451,095	JPMorgan Chase Bank, N.A.	01/27/12	$20,296
Chilean Unidad de Fomento	124,780,000	U.S. Dollar	247,040	JPMorgan Chase Bank, N.A.	01/30/12	15,134
United Kingdom Pound	563,220	U.S. Dollar	886,429	JPMorgan Chase Bank, N.A.	01/30/12	49,912
U.S. Dollar	299,098	Japanese Yen	24,550,000	JPMorgan Chase Bank, N.A.	02/15/12	(4,477)
U.S. Dollar	2,130,797	Euro	1,593,000	JPMorgan Chase Bank, N.A.	02/16/12	(205,012)
U.S. Dollar	171,784	Japanese Yen	14,210,000	JPMorgan Chase Bank, N.A.	02/16/12	(3,934)
Chilean Unidad de Fomento	91,400,000	U.S. Dollar	187,632	JPMorgan Chase Bank, N.A.	02/21/12	3,902
Chilean Unidad de Fomento	155,200,000	U.S. Dollar	322,159	JPMorgan Chase Bank, N.A.	02/22/12	3,031
U.S. Dollar	618,781	Japanese Yen	51,300,000	JPMorgan Chase Bank, N.A.	02/23/12	(15,653)
Chilean Unidad de Fomento	62,400,000	U.S. Dollar	128,527	JPMorgan Chase Bank, N.A.	02/28/12	2,125
U.S. Dollar	668,061	Japanese Yen	54,300,000	JPMorgan Chase Bank, N.A.	03/01/12	(3,546)
Singapore Dollar	2,620,000	U.S. Dollar	2,048,636	JPMorgan Chase Bank, N.A.	03/19/12	93,453
Chilean Unidad de Fomento	92,200,000	U.S. Dollar	185,048	JPMorgan Chase Bank, N.A.	03/21/12	7,492
Indian Rupee	40,031,000	U.S. Dollar	855,363	JPMorgan Chase Bank, N.A.	04/16/12	(3,166)
Indian Rupee	39,295,000	U.S. Dollar	834,643	JPMorgan Chase Bank, N.A.	04/18/12	1,626
Indian Rupee	19,629,000	U.S. Dollar	416,575	JPMorgan Chase Bank, N.A.	04/19/12	1,101
Chilean Unidad de Fomento	604,651,000	U.S. Dollar	1,226,224	JPMorgan Chase Bank, N.A.	04/27/12	30,904
Indian Rupee	19,756,000	U.S. Dollar	419,003	JPMorgan Chase Bank, N.A.	04/27/12	888
Indian Rupee	3,982,000	U.S. Dollar	84,454	JPMorgan Chase Bank, N.A.	04/27/12	179
Indian Rupee	19,775,000	U.S. Dollar	419,851	JPMorgan Chase Bank, N.A.	04/30/12	274
Chinese Yuan	252,800,000	U.S. Dollar	40,000,000	JPMorgan Chase Bank, N.A.	01/14/13	688,697
Chinese Yuan	254,800,000	U.S. Dollar	40,000,000	JPMorgan Chase Bank, N.A.	01/14/13	1,010,602
Hong Kong Dollar	924,576,000	U.S. Dollar	120,000,000	JPMorgan Chase Bank, N.A.	10/28/13	(100,074)
Hong Kong Dollar	307,680,000	U.S. Dollar	40,000,000	JPMorgan Chase Bank, N.A.	10/28/13	(99,755)
Chinese Yuan	246,800,000	U.S. Dollar	40,000,000	JPMorgan Chase Bank, N.A.	02/24/14	433,033

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2011 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Chinese Yuan	123,100,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	03/07/14	$167,368
Chinese Yuan	245,600,000	U.S. Dollar	40,000,000	JPMorgan Chase Bank, N.A.	03/10/14	236,438
Chinese Yuan	125,200,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	03/17/14	511,409
Chinese Yuan	92,100,000	U.S. Dollar	15,000,000	JPMorgan Chase Bank, N.A.	04/14/14	88,664
Chinese Yuan	122,800,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	04/21/14	118,219
Polish Zloty	4,031,000	Euro	948,984	Morgan Stanley Capital Services, Inc.	05/24/11	109,957
U.S. Dollar	845,234	Euro	686,000	Morgan Stanley Capital Services, Inc.	06/03/11	(169,827)
U.S. Dollar	680,448	Japanese Yen	57,800,000	Morgan Stanley Capital Services, Inc.	08/22/11	(32,637)
U.S. Dollar	10,000,000	Japanese Yen	807,305,000	Morgan Stanley Capital Services, Inc.	11/10/11	32,026
Norway Krones	1,495,190	Euro	180,175	Morgan Stanley Capital Services, Inc.	11/25/11	16,057
Norway Krones	2,300,000	Euro	276,629	Morgan Stanley Capital Services, Inc.	11/28/11	25,431
Chilean Unidad de Fomento	198,700,000	U.S. Dollar	391,566	Morgan Stanley Capital Services, Inc.	01/13/12	26,779
United Kingdom Pound	850,886	U.S. Dollar	1,339,495	Morgan Stanley Capital Services, Inc.	01/27/12	75,174
United Kingdom Pound	274,877	U.S. Dollar	435,158	Morgan Stanley Capital Services, Inc.	01/31/12	21,810
United Kingdom Pound	1,059,704	U.S. Dollar	1,670,427	Morgan Stanley Capital Services, Inc.	02/01/12	91,234
Australian Dollar	4,488,527	U.S. Dollar	4,364,419	Morgan Stanley Capital Services, Inc.	02/08/12	374,745
U.S. Dollar	393,609	Japanese Yen	32,163,000	Morgan Stanley Capital Services, Inc.	02/10/12	(4,075)
Chilean Unidad de Fomento	170,020,000	U.S. Dollar	349,727	Morgan Stanley Capital Services, Inc.	02/14/12	6,857
United Kingdom Pound	761,853	U.S. Dollar	1,211,148	Morgan Stanley Capital Services, Inc.	02/15/12	54,991
Chilean Unidad de Fomento	153,870,000	U.S. Dollar	319,630	Morgan Stanley Capital Services, Inc.	02/16/12	3,005
Chilean Unidad de Fomento	153,910,000	U.S. Dollar	319,581	Morgan Stanley Capital Services, Inc.	02/16/12	3,139
Chilean Unidad de Fomento	195,220,000	U.S. Dollar	402,370	Morgan Stanley Capital Services, Inc.	02/27/12	6,428
Chilean Unidad de Fomento	234,800,000	U.S. Dollar	479,086	Morgan Stanley Capital Services, Inc.	02/28/12	12,536
U.S. Dollar	1,128,895	Euro	816,000	Morgan Stanley Capital Services, Inc.	03/08/12	(66,638)
Chilean Unidad de Fomento	99,000,000	U.S. Dollar	201,301	Morgan Stanley Capital Services, Inc.	03/12/12	5,662

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2011 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

United Kingdom Pound	840,772	U.S. Dollar	1,343,646	Morgan Stanley Capital Services, Inc.	03/14/12	$52,828
U.S. Dollar	2,473,744	Japanese Yen	198,800,000	Morgan Stanley Capital Services, Inc.	03/19/12	14,215
Chilean Unidad de Fomento	1,065,040,000	U.S. Dollar	2,163,616	Morgan Stanley Capital Services, Inc.	04/16/12	53,603
Chilean Unidad de Fomento	954,280,000	U.S. Dollar	1,927,838	Morgan Stanley Capital Services, Inc.	04/20/12	57,852
Philippines Peso	424,400,000	U.S. Dollar	9,588,793	UBS AG	05/02/11	353,952
U.S. Dollar	30,388,529	Philippines Peso	131,400,000	UBS AG	05/02/11	(395,561)
Indian Rupee	459,950,000	U.S. Dollar	9,885,020	UBS AG	05/03/11	504,909
U.S. Dollar	42,003,122	Brazil Real	65,915,499	UBS AG	05/03/11	158,908
U.S. Dollar	14,475,742	United Kingdom Pound	8,971,752	UBS AG	05/03/11	(509,332)
United Kingdom Pound	8,971,752	U.S. Dollar	14,826,717	UBS AG	05/03/11	158,357
Indonesian Rupiah	194,900,000,000	U.S. Dollar	21,291,239	UBS AG	05/04/11	1,476,199
U.S. Dollar	1,123,711	Japanese Yen	100,044,000	UBS AG	05/10/11	(109,708)
Singapore Dollar	2,828,520	U.S. Dollar	2,221,269	UBS AG	05/11/11	89,507
Philippines Peso	456,900,000	U.S. Dollar	10,534,932	UBS AG	05/18/11	183,201
Australian Dollar	3,180,600	U.S. Dollar	3,165,810	UBS AG	05/23/11	309,558
Singapore Dollar	12,931,600	U.S. Dollar	10,119,811	UBS AG	05/23/11	444,687
Australian Dollar	2,600,000	U.S. Dollar	2,564,406	UBS AG	05/27/11	275,073
U.S. Dollar	10,758,807	United Kingdom Pound	6,620,601	UBS AG	06/07/11	(294,033)
Malaysian Ringgit	31,150,000	U.S. Dollar	10,232,910	UBS AG	06/13/11	282,744
U.S. Dollar	10,101,583	Japanese Yen	834,613,000	UBS AG	06/13/11	(189,842)
Indonesian Rupiah	184,000,000,000	U.S. Dollar	20,671,835	UBS AG	06/17/11	771,726
Brazil Real	9,685,000	U.S. Dollar	5,678,687	UBS AG	06/21/11	443,160
Malaysian Ringgit	46,447,500	U.S. Dollar	15,140,329	UBS AG	06/21/11	537,356
Swedish Krona	12,088,000	Euro	1,257,398	UBS AG	06/29/11	134,572
Swedish Krona	8,778,000	Euro	915,185	UBS AG	06/29/11	94,626
Indonesian Rupiah	183,270,000,000	U.S. Dollar	20,861,696	UBS AG	06/30/11	479,600
South Korean Won	22,482,500,000	U.S. Dollar	20,066,494	UBS AG	06/30/11	919,162
Chilean Unidad de Fomento	9,804,000,000	U.S. Dollar	20,147,551	UBS AG	07/01/11	994,916
South Korean Won	11,505,000,000	U.S. Dollar	10,383,855	UBS AG	07/01/11	354,526
U.S. Dollar	10,143,401	Euro	7,224,233	UBS AG	07/01/11	(537,567)
Malaysian Ringgit	62,295,000	U.S. Dollar	20,520,802	UBS AG	07/14/11	492,150
U.S. Dollar	10,251,186	Euro	7,099,847	UBS AG	07/15/11	(241,535)
South Korean Won	11,700,000,000	U.S. Dollar	10,705,463	UBS AG	07/18/11	203,934
Malaysian Ringgit	45,927,000	U.S. Dollar	15,210,638	UBS AG	07/22/11	276,986
Chilean Unidad de Fomento	7,341,750,000	U.S. Dollar	15,488,597	UBS AG	07/25/11	296,675
U.S. Dollar	16,405,930	Euro	11,335,933	UBS AG	07/26/11	(341,772)
Philippines Peso	1,314,000,000	U.S. Dollar	30,381,503	UBS AG	07/28/11	481,317
U.S. Dollar	26,381,733	Euro	18,084,172	UBS AG	07/28/11	(334,234)
Brazil Real	65,915,500	U.S. Dollar	41,474,549	UBS AG	07/29/11	(71,292)

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2011 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	14,808,415	United Kingdom Pound	8,971,752	UBS AG	08/03/11	$(157,737)
U.S. Dollar	1,742,354	Japanese Yen	148,060,000	UBS AG	08/18/11	(84,215)
Norway Krones	10,525,000	Euro	1,305,022	UBS AG	08/22/11	65,360
Norway Krones	10,525,000	Euro	1,306,236	UBS AG	08/23/11	63,501
U.S. Dollar	2,120,325	Euro	1,675,590	UBS AG	08/26/11	(352,544)
U.S. Dollar	907,497	Japanese Yen	76,178,000	UBS AG	08/26/11	(32,355)
U.S. Dollar	1,075,384	Japanese Yen	90,271,000	UBS AG	08/26/11	(38,340)
Norway Krones	4,194,700	Euro	505,331	UBS AG	11/07/11	45,772
U.S. Dollar	398,400	Japanese Yen	31,954,500	UBS AG	11/14/11	3,827
Australian Dollar	663,000	U.S. Dollar	624,016	UBS AG	11/17/11	83,707
U.S. Dollar	693,077	Japanese Yen	57,068,000	UBS AG	11/17/11	(11,629)
Norway Krones	460,000	Euro	55,295	UBS AG	11/28/11	5,131
Norway Krones	12,598,000	Euro	1,526,198	UBS AG	11/28/11	123,123
Norway Krones	4,080,000	Euro	494,545	UBS AG	12/01/11	39,396
U.S. Dollar	317,825	Japanese Yen	26,280,000	UBS AG	01/10/12	(6,964)
U.S. Dollar	2,253,594	Euro	1,741,000	UBS AG	01/11/12	(302,763)
U.S. Dollar	686,740	Japanese Yen	56,700,000	UBS AG	01/13/12	(14,035)
U.S. Dollar	1,974,089	Japanese Yen	162,280,000	UBS AG	01/26/12	(31,986)
Australian Dollar	4,487,287	U.S. Dollar	4,351,547	UBS AG	02/08/12	386,308
Norway Krones	12,261,800	Euro	1,547,269	UBS AG	02/08/12	23,287
U.S. Dollar	2,948,638	Euro	2,177,000	UBS AG	02/08/12	(244,470)
Norway Krones	17,138,000	Euro	2,154,720	UBS AG	02/09/12	43,963
U.S. Dollar	2,477,930	Euro	1,825,000	UBS AG	02/13/12	(198,368)
U.S. Dollar	2,131,705	Euro	1,593,000	UBS AG	02/16/12	(204,104)
U.S. Dollar	2,115,320	Euro	1,580,000	UBS AG	02/21/12	(200,983)
U.S. Dollar	745,442	Japanese Yen	60,600,000	UBS AG	03/01/12	(4,086)
U.S. Dollar	1,494,234	Euro	1,080,000	UBS AG	03/08/12	(88,089)

						$28,594,362

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Partnership to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the securitiy, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Partnership receives or makes a payment to the counterparty. Payments received or made by the Fund at the expiration or other termination of the swap agreements are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2011 (Unaudited)

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from the current market value.

The Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

A summary of the Real Return Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at October 31, 2010	9,200	$199,854,433
Options written	—	—
Options terminated in closing purchase transactions	(5,000)	(188,017,433)
Options exercised	—	—
Options expired	—	—

Contracts outstanding at April 30, 2011	4,200	$11,837,000

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2011 (Unaudited)

A summary of the Global Opportunities Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at October 31, 2010	16,000	$5,794,995
Options written	240,864	163,611,080
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(2)	(531)

Contracts outstanding at April 30, 2011	256,862	$169,405,544

6. Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•          Level 1 - quoted prices in active markets for identical securities.

•          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•          Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of April 30, 2011 is as follows:

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Investments in Securities Assets:
U.S. Large Cap Fund
Equity Securities	$557,268,726	(a)	$—	$—	$557,268,726
Investment Company	21,562,500		—	—	21,562,500

Total	$578,831,226		$—	$—	$578,831,226

Non U.S. Large Cap Fund
Equity Securities	$2,929,874,257	(a)	$—	$—	$2,929,874,257
Investment Company	36,952,600		—	—	36,952,600
U.S. Government Agencies	—		74,998,083	—	74,998,083

Total	$2,966,826,857		$74,998,083	$—	$3,041,824,940

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2011 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Global Small & Mid Cap Fund
Equity Securities:
Australia	$98,960,078	$695,670	$843,477	$100,499,225
Austria	13,174,790	—	—	13,174,790
Bahamas	454	—	—	454
Belgium	20,791,434	—	—	20,791,434
Bermuda	15,806,615	—	—	15,806,615
Brazil	46,579,151	1,865	—	46,581,016
Canada	131,986,296	—	—	131,986,296
Cayman Islands	288,416	—	—	288,416
Chile	8,185,003	—	—	8,185,003
China	26,828,829	—	112,432	26,941,261
Cyprus	1,373,631	676,033	—	2,049,664
Denmark	17,204,705	—	—	17,204,705
Finland	164,558,107	2,537	—	164,560,644
France	210,494,708	—	—	210,494,708
Germany	98,690,427	218,999	—	98,909,426
Gibraltar	117,173	—	—	117,173
Greece	9,098,510	—	—	9,098,510
Hong Kong	73,578,441	759,123	309,081	74,646,645
Hungary	1,752,113	—	—	1,752,113
India	33,397,453	325,106	532	33,723,091
Indonesia	10,888,656	—	30,684	10,919,340
Ireland	14,752,825	—	—	14,752,825
Israel	134,213,037	—	51,919	134,264,956
Italy	34,569,195	10,285	18,080	34,597,560
Japan	242,531,548	26,729	—	242,558,277
Liechtenstein	676,201	—	—	676,201
Luxembourg	594,467	—	—	594,467
Malaysia	16,633,259	38,473	9,507	16,681,239
Mexico	14,848,577	—	—	14,848,577
Monaco	36,703	—	—	36,703
Netherlands	44,304,597	—	—	44,304,597
New Zealand	16,703,654	—	—	16,703,654
Norway	12,408,299	—	—	12,408,299
Peru	437,932	—	—	437,932
Philippines	7,056,348	—	—	7,056,348
Poland	7,210,470	87,583	—	7,298,053
Portugal	5,146,479	—	—	5,146,479
Singapore	62,099,002	—	—	62,099,002
South Africa	34,950,761	10,487	—	34,961,248
South Korea	58,891,908	85,469	346,909	59,324,286
Spain	32,766,933	27,404	—	32,794,337
Sweden	39,219,776	—	3,228	39,223,004
Switzerland	91,999,532	—	—	91,999,532
Taiwan	50,414,744	—	—	50,414,744
Thailand	244,217	7,984,068	21,633	8,249,918
Turkey	8,831,462	—	—	8,831,462
Ukraine	96,824	—	—	96,824
United Arab Emirates	1,069,010	—	—	1,069,010
United Kingdom	370,114,681	—	2,519	370,117,200

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2011 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total

United States	$2,564,067,148	$—	$10,559		$2,564,077,707

Total Equities	$4,850,644,579	$10,949,831	$1,760,560		$4,863,354,970

Exchange Traded Funds	307,838,494	—	—		307,838,494
Investment Company	40,824,700	—	—		40,824,700
Rights/Warrants
Australia	33	38,306	—		38,339
Brazil	54	—	—		54
Germany	—	2,872	—		2,872
Malaysia	350	—	—		350
Poland	69,346	—	—		69,346
Portugal	59,987	—	—		59,987
Singapore	25,373	—	—		25,373
Spain	34,433	—	—		34,433
Switzerland	179	—	—		179
Taiwan	—	11,077	—		11,077
Thailand	—	29,914	—		29,914
Turkey	9,257	—	—		9,257
United Kingdom	—	329	—		329

Total Rights/Warrants	$199,012	$82,498	$—		$281,510

U.S. Government Agencies	—	94,998,722	—		94,998,722
Cash Sweep	55,779,024	—	—		55,779,024
Other financial instruments - Assets*:
Foreign currency exchange contracts	—	3,708,395	—		3,708,395
Other financial instruments -Liabilities*:
Foreign currency exchange contracts	—	(4,292,273)	—		(4,292,273)

Total	$5,255,285,809	$105,447,173	$1,760,560		$5,362,493,542

Global Opportunities Fund
Equity Securities:
Australia	$3,015,504	$—	$—		$3,015,504
Austria	1,810,432	—	—		1,810,432
Belgium	4,458,096	—	—		4,458,096
Bermuda	11,866,705	—	—		11,866,705
Brazil	5,204,961	—	—		5,204,961
Canada	13,583,575	—	—	(b)	13,583,575
Chile	1,218,938	—	—		1,218,938
China	4,234,789	—	—		4,234,789
Cyprus	1,887,469	—	—		1,887,469
Czech Republic	274,881	—	—		274,881
Denmark	243,093	—	—		243,093
Egypt	300,774	—	—		300,774
Finland	4,318,399	—	—		4,318,399
France	18,075,863	—	—		18,075,863
Germany	4,986,415	—	—		4,986,415
Hong Kong	14,442,760	—	—		14,442,760
Hungary	259,243	—	—		259,243
India	3,226,630	—	—		3,226,630
Indonesia	252,106	—	—		252,106

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2011 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total

Ireland	$447,168	$—	$—		$447,168
Israel	1,583,830	—	—		1,583,830
Italy	11,645,072	—	—		11,645,072
Japan	56,687,779	—	—		56,687,779
Luxembourg	2,017,291	—	—		2,017,291
Malaysia	3,447,805	—	—		3,447,805
Morocco	50,070	—	—		50,070
Netherlands	4,754,982	—	—		4,754,982
New Zealand	423,319	—	—		423,319
Norway	4,962,894	—	—		4,962,894
Pakistan	3,188,998	—	—		3,188,998
Philippines	247,795	—	—		247,795
Poland	1,929,452	—	—		1,929,452
Portugal	2,834,931	—	—		2,834,931
Russia	5,002,988	—	—		5,002,988
Singapore	2,457,342	—	—		2,457,342
South Africa	3,542,899	—	—		3,542,899
South Korea	16,915,134	—	241,346		17,156,480
Spain	9,827,952	—	—		9,827,952
Sweden	4,223,431	—	—		4,223,431
Switzerland	7,271,807	—	—		7,271,807
Taiwan	7,758,407	—	—		7,758,407
Thailand	1,839,137	—	—		1,839,137
Turkey	1,675,684	—	—		1,675,684
United Kingdom	31,516,663	—	—		31,516,663
United States	346,083,802	—	—		346,083,802

Total Equities	$625,997,265	$—	$241,346		$626,238,611

Exchange Traded Funds	178,598,650	—	—		178,598,650
Preferred Stock	28,570,844	—	—		28,570,844
Rights/Warrants	6,251,332	—	—		6,251,332
Bank Loans	—	57,243,897	—		57,243,897
Corporate Bonds	—	1,982,327,498	10,133,154	(c)	1,992,460,652
Government Bonds	—	493,611,605	—		493,611,605
Asset-Backed Securities	—	39,311,546	—		39,311,546
Non-Agency Mortgage-Backed Securities	—	583,052,482	—		583,052,482
U.S. Government Agencies	—	571,995,772	—		571,995,772
Municipal Bonds	—	8,458,681	—		8,458,681
Cash Sweep	90,265,108	—	—		90,265,108

Other financial instruments - Assets*:
Equity contracts	29,261,324	254,629,980	—		283,891,304
Foreign exchange currency contracts	—	58,166,155	—		58,166,155
Other financial instruments - Liabilities*:
Equity contracts	(20,595,615)	(167,865,865)	—		(188,461,480)
Foreign exchange currency contracts	—	(29,571,793)	—		(29,571,793)

Total	$938,348,908	$3,851,359,958	$10,374,500		$4,800,083,366

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2011 (Unaudited)

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total

Real Return Fund
Equity Securities	$1,266,390,596	(a)	$—		$—	(d)	$1,266,390,596
Preferred Stock	—		—		—	(e)	—
Rights/Warrants	—		1		—		1
Collectible Coins	—		52,663,506		—		52,663,506
Commodities	153,894,993		—		—		153,894,993
Asset-Backed Securities	—		55,771,000		—		55,771,000
Government Bonds	—		72,706,612		—		72,706,612
U.S. Government Agencies	—		971,789,484		—		971,789,484
U.S. Government Securities	—		211,532,907		—		211,532,907
Cash Sweep	17,962,325		—		—		17,962,325
Other financial instruments - Assets*:
Commodity contracts	82,392,437		3,965,114		—		86,357,551
Other financial instruments - Liabilities*:
Commodity contracts	(55,431,381)		(4,350,177)		—		(59,781,558)

Total	$1,465,208,970		$1,364,078,447		$—		$2,829,287,417

Fixed Income
Corporate Bonds	$—		$163,380,614	(a)	$—		$163,380,614
Municipal Bonds	—		23,666,245	(a)	—		23,666,245
U.S. Government Agencies	—		123,327,490	(a)	—		123,327,490
U.S. Government Securities	—		110,007,209	(a)	—		110,007,209
Government Bonds	—		2,306,272	(a)	—		2,306,272
Investment Company	10,048,200		—		—		10,048,200

Total	$10,048,200		$422,687,830		$—		$432,736,030

Municipal Bond
Municipal Bonds	$—		$800,292,985	(a)	$—		$800,292,985
Investment Company	51,007,300		—		—		51,007,300

Total	$51,007,300		$800,292,985		$—		$851,300,285

(a)	The breakdown of the Fund’s investments into major categories or countries is disclosed in the Schedules of Portfolio Investments.

(b)	Represents a security as disclosed in Canada section of the Schedule of Portfolio Investments.

(c)	Represents securities as disclosed in Hong Kong and United States sections of the Schedule of Portfolio Investments.

(d)	Represents a security as disclosed in United States Energy section of the Schedule of Portfolio Investments.

(e)	Represents a security as disclosed in the Preferred Stock Energy section of the Schedule of Portfolio Investments.

* Other financial instruments are exchange traded options and futures (level 1), over-the-counter options (level 2), forwards (level 2) and swaps (level 2). Futures, forwards and swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The Funds did not have significant transfers between Level l and Level 2 investments during the reporting period.

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2011 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 11/1/10 (fair value)	Realized gain (loss)	Change in Unrealized appreciation (depreciation)	Bond Discount	Purchases	Sales	Transfer in to level 3	Transfer out of level 3	Balance as of 04/30/11 (fair value)

Global Small & Mid Cap Fund
Equity Securities:
Australia	$128,707	$—	$387,363	$—	$—	$—	$454,049	$(126,642)	$843,477
China	12,798	—	(26,234)	—	25,078	—	100,790	—	112,432
France	136,865	84,198	(77,619)	—	—	(143,444)	—	—	—
Hong Kong	287,499	1	28,321	—	—	(1,634)	216,174	(221,280)	309,081
India	12,655	—	(129)	—	661	—	—	(12,655)	532
Indonesia	29,401	—	1,283	—	—	—	—	—	30,684
Israel	54,578	—	(2,659)	—	—	—	—	—	51,919
Italy	12,353	—	681	—	5,046	—	—	—	18,080
Malaysia	—	—	3,543	—	—	—	5,964	—	9,507
New Zealand	—	—	(63,539)	—	—	—	63,539	—	—
Singapore	50,900	45,032	(14,886)	—	—	(81,046)	—	—	—
South Korea	—	—	52,900	—	30,667	—	263,342	—	346,909
Sweden	—	—	28	—	3,200	—	—	—	3,228
Thailand	28,019	—	(6,386)	—	—	—	—	—	21,633
United Kingdom	—	—	(4,392)	—	2,481	—	4,430	—	2,519
United States	10,560	—	(1)	—	—	—	—	—	10,559
Rights/Warrants:
India	1,437	—	—	—	—	—	—	(1,437)	—

Total	$765,772	$129,231	278,274 *	$—	$67,133	$(226,124)	$1,108,288	$(362,014)	$1,760,560

Global Opportunities Fund
Equity Securities:
South Korea	—	—	58,131	—	183,215	—	—	—	241,346
Corporate Bonds:
Hong Kong	$1,133,154	$—	$—	$—	$—	$—	$—	$—	$1,133,154
United States	—	—	(3,119,470)	(5,530)	12,125,000	—	—	—	9,000,000

Total	$1,133,154	$—	$(3,061,339)*	$(5,530)	$12,308,215	$—	$—	$—	$10,374,500

*The change in unrealized appreciation/depreciation on securities still held at April 30, 2011 was $370,849 for the Global Small and Mid Cap Fund and $(3,061,339) for the Global Opportunities Fund, which is included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2011 (Unaudited)

7.	Investment Advisory Fee, Administration Fee and Other Transactions:

A. Investment Advisory Fees. The Funds’ investment adviser is Bessemer Investment Management LLC (“BIM”), a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). Bessemer is a subsidiary of The Bessemer Group, Incorporated (“BGI”). The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

	First $500 million of average net assets	Second $500 million to $1 billion of average net assets	Average net assets exceeding $1 billion

U.S. Large Cap Fund	0.70%	0.65%	0.60%
Non-U.S. Large Cap Fund	0.80%	0.75%	0.70%
Fixed Income Fund	0.45%	0.40%	0.35%
Municipal Bond Fund	0.45%	0.40%	0.35%

			Average net assets

Global Small & Mid Cap Fund			0.85%
Real Return Fund			0.85%

	First $1.25 billion of average net assets	Second $1.25 billion to $2.5 billion of average net assets	Average net assets exceeding $2.5 billion

Global Opportunities Fund	1.10%	1.05%	1.00%

BIM has retained Dimensional Fund Advisors LP (“Dimensional”), Champlain Investment Partners, LLC (“Champlain”) and Mondrian Investment Partners Limited (“Mondrian”) as sub-advisers to each manage segments of the Global Small & Mid Cap Fund. Dimensional, Champlain and Mondrian are paid for their services directly by BIM.

BIM has retained Franklin Advisers, Inc. (“Franklin”), Shenkman Capital Management, Inc. (“SCM”) and BlackRock Financial Management, Inc. (“BlackRock”) as sub-advisers to each manage a segment of the Global Opportunities Fund. Franklin, SCM and BlackRock are paid for their services directly by BIM.

As of December 1, 2010, T. Rowe Price International no longer acts as a sub-adviser for a portion of Old Westbury Global Opportunities Fund’s portfolio. On December 1, 2010, BIM and BlackRock each assumed investment management responsibility for a portion of the Fund assets that were managed by T. Rowe Price International prior to December 1, 2010.

B. Administration, Fund Accounting, Transfer Agent and Underwriting Fees. The Corporation, on behalf of each Fund, has entered into an amended administrative oversight, supervision and coordination services agreement (the “Administrative Agreement”) with Bessemer, pursuant to which Bessemer and Bessemer Trust Company (“BTCO”), an affiliate of BIM, provide certain non-advisory services to the Funds, such as the maintenance of records, the provision of supervisory personnel and the monitoring of the other non-advisory service providers. Under the Administrative Agreement, each Fund pays an annual fee of 0.03% of its average daily net assets for such services. BNY Mellon Investment Servicing (US) Inc. (“BNY”) continues to act as administrator, fund accounting agent and transfer agent for the Funds pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement, respectively. Certain officers of the Funds are also employees of BNY. The Corporation has entered into an Underwriting Agreement with BNY Mellon Distributors, Inc.

C. Distribution and Shareholder Servicing Fees. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”). Under the shareholder servicing plan, the Funds have entered into a shareholder servicing agreement with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services. Bessemer may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from each of the Funds. Each Fund pays for shareholder support services a maximum annual fee of up to 0.20% of its average daily net assets; however, with respect to the Fixed Income Fund and the Municipal Bond Fund, Bessemer has contractually committed to waive its shareholder servicing fee to the extent necessary to maintain a maximum shareholder servicing fee at 0.10% through October 31, 2012. The shareholder servicing fee commitment arrangements may be changed or terminated at any time with the approval of the Board of Directors. For the period ended April 30, 2011, the Fixed Income Fund and Municipal Bond Fund waived shareholder servicing fees of $211,021 and $386,740 respectively.

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2011 (Unaudited)

D. Custody Fees. The U.S. Large Cap Fund, Non-U.S. Large Cap Fund, Fixed Income Fund and Municipal Bond Fund have each retained BTCO, a wholly-owned subsidiary of BGI, to serve as their custodian and the Real Return Fund, the Subsidiary and the Global Small & Mid Cap Fund have retained BTCO to serve as their co-custodian. Pursuant to the Funds’ Custody Agreements, BTCO is responsible for maintaining the custody of these Funds’ securities and cash, except for the Real Return Fund and the Subsidiary for which BTCO is only responsible for the coins or bullions or other forms of precious metals held by the Real Return Fund and the Subsidiary. BTCO serves as custodian for the Global Small & Mid Cap Fund only with respect to equity securities of U.S. companies (other than exchange-traded funds) and securities in the form of depositary receipts directly managed by the Adviser, income, other payments and distributions issued with respect to such securities, proceeds of the sale of such securities, and cash, cash equivalents and money market instruments received and held by BTCO from time to time on behalf of the Global Small & Mid Cap Fund. For providing these services, BTCO receives a fee calculated and paid monthly at the annual rate of 0.075% of the average daily net assets of the Non-U.S. Large Cap Fund and 0.015% of the average daily net assets of each of the U.S. Large Cap Fund, Fixed Income Fund and Municipal Bond Fund or portion thereof for the Global Small & Mid Cap Fund. BTCO receives a fee of 0.10% of the average daily net assets of the portion of the Real Return Fund for which BTCO serves as custodian. In addition, BTCO receives from the Real Return Fund and the Subsidiary any transaction costs related to the Real Return Fund’s and the Subsidiary’s investments in coins or bullions or other forms of precious metals. The Global Opportunities Fund has retained Citibank, N.A. (“Citibank”) to serve as the Fund’s custodian and the Global Small & Mid Cap Fund, Real Return Fund and the Subsidiary have retained Citibank to serve as their co-custodian. Citibank is responsible for maintaining the custody of these Funds’ securities and cash, excluding coins or bullions or other forms of precious metals held by the Real Return Fund and the Subsidiary and assets of the Global Small & Mid Cap Fund managed by the sub-advisers. For providing these services, Citibank receives a fee from each Fund calculated daily and paid monthly based on safekeeping and transaction fees that vary by country.

E. Fee Waivers. BIM may voluntarily waive a portion of its advisory fee to limit the Funds’ total expenses. BIM may terminate this voluntary waiver at any time. BIM, however, does not have the ability to recapture fees currently being waived at a later date. BIM has contractually committed through October 31, 2012 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios, excluding fund transaction costs, investment interest expense and Acquired Fund Fees and Expenses, if any, of the U.S. Large Cap Fund at 1.00%, the Non-U.S. Large Cap Fund at 1.05%, the Global Small & Mid Cap Fund at 1.11%, the Global Opportunities Fund at 1.20%, the Real Return Fund at 1.10%, the Fixed Income Fund at 0.70% and the Municipal Bond Fund at 0.70%. Any waiver amounts are disclosed in the Statements of Operations. For the six months ended April 30, 2011, the adviser waived $0 for the U.S Large Cap Fund, $372,636 for the Non-U.S. Large Cap Fund, $1,309,576 for the Global Small & Mid Cap Fund, $3,180,384 for the Global Opportunities Fund and $539,356 for the Real Return Fund. The Fixed Income Fund and Municipal Bond Fund had shareholder servicing fee waivers of $211,021 and $386,740 respectively. The contractual advisory fee waivers and the shareholder servicing fee waivers may be changed or terminated at any time with the approval of the Board of Directors.

On April 27, 2011, the contractual investment advisory fee waiver was amended to also exclude dividend expenses associated with securities sold short.

F. Board of Directors’ Fees. Through April 27, 2011, each Independent Director received from the Funds a total annual retainer of $82,500 (plus $40,000 for serving as the Board’s Chairman, $5,000 for serving as the Board’s Vice Chairman, $15,000 for serving as the Audit Committee Chairman, $15,000 for serving as a member of the Pricing Committee and $7,500 each for serving as the Nominating Committee Chairman and the Governance Committee Chairman) and received for attendance at Board and committee meetings the following:

	Noticed to be In-Person (whether participating by phone or in-person)	Noticed to be telephonic

Regular Board Meeting	$9,000	$4,500
Special Board Meeting	6,000	3,000
Audit Committee Meeting	5,000	2,500
Nominating Committee Meeting	5,000	2,500
Governance Committee Meeting	5,000	2,500

Effective April 27, 2011, each Independent Director receives from the Funds a total annual retainer of $95,000 (plus $50,000 for serving as the Board’s Chairman, $10,000 for serving as the Board’s Vice Chairman, $20,000 for serving as the Audit Committee

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2011 (Unaudited)

Chairman, $15,000 for serving as a member of the Pricing Committee and $10,000 each for serving as the Nominating Committee Chairman and the Governance Committee Chairman)

Each Independent Director is reimbursed for all out-of-pocket expenses relating to attendance at meetings of the Board and any Board committee. Interested Directors, Officers or employees of BIM and BNY do not receive compensation from the Funds. Fees paid are allocated to the Funds on a pro rata basis based on net assets.

8.	Securities Transactions:

Investment transactions for the year ended April 30, 2011, excluding short-term investments and U.S. Government securities, were as follows:

	Purchases	Sales

U.S. Large Cap Fund	$227,516,614	$235,426,213
Non-U.S. Large Cap Fund	1,296,848,427	1,043,811,143
Global Small & Mid Cap Fund	1,131,715,636	678,660,485
Global Opportunities Fund	1,767,470,422	1,567,523,951
Real Return Fund (Consolidated)	789,232,999	681,057,268
Fixed Income Fund	42,142,263	15,551,718
Municipal Bond Fund	412,527,413	354,315,471

Purchase and sales of U.S. Government Securities during the year ended April 30, 2011 were as follows:

	Purchases	Sales

Real Return Fund (Consolidated)	$—	$145,190,327
Fixed Income Fund	44,880,403	60,742,655

9.	Federal Income Taxes:

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

By investing in the Subsidiary the Real Return Fund will gain exposure to commodities and commodity-linked instruments within the limits of Subchapter M of the Code. Subchapter M requires, among other things, that a fund derive at least 90% of gross income from dividends, interest, and gains from the sale of securities (typically referred to as “qualifying income”). The IRS has issued a private letter ruling to the Real Return Fund confirming that Subpart F income derived from its investment in the Subsidiary, which invests in commodities and commodity-linked instruments, will constitute “qualifying income” under Subchapter M of the Code. Based on such ruling, the Real Return Fund will seek to get exposure to commodities and commodity-linked instruments through investments in the Subsidiary.

The Funds may be subject to taxes imposed by other countries in which they invest. Such taxes are generally based on income earned as well as capital gains realized. These taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation, as applicable, as such income and/or gains are earned.

In addition to the requirements of the Code, the Funds may also be subject to capital gains tax in India and Thailand on gains realized upon the sale of India and Thailand securities, payable upon repatriation of sales proceeds. The Funds may accrue a deferred tax liability for unrealized gains on India and Thailand securities based on existing tax rates and holding periods of the securities. As of April 30, 2011, the Global Small & Mid Cap Fund and the Global Opportunities Fund recorded payables of $258,241 and $233,388 respectively, in the Statements of Assets and Liabilities as an estimate for potential future India and Thailand capital gain taxes.

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2011 (Unaudited)

The tax character of distributions from the Funds during the year ended October 31, 2010 was as follows (amounts in thousands):

	U.S. Large Cap Fund	Non-U.S. Large Cap Fund	Global Small & Mid Cap Fund	Global Opportunities Fund	Real Return Fund	Fixed Income Fund	Municipal Bond Fund

Distributions paid from:
Ordinary Income	$1,299	$29,969	$27,867	$73,969	$14,909	$15,517	$26
Net Long Term Capital Gains	—	—	—	—	—	1,840	—

Total Taxable Distributions	1,299	29,969	27,867	73,969	14,909	17,357	26
Tax Exempt Distributions	—	—	—	—	—	—	23,416

Total Distributions Paid	$1,299	$29,969	$27,867	$73,969	$14,909	$17,357	$23,442

The difference in classification between the amounts reflected above and the Statements of Changes in Net Assets is primarily due to short-term capital gain distributions.

As of and during the period ended April 30, 2011, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The statute of limitations on each Fund’s U.S. federal income tax returns remains open for each of the four years ended October 31, 2010. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

At October 31, 2010, the following Funds had capital loss carryforwards for federal income tax purposes, which will expire in the following years:

2017

U.S. Large Cap Fund	$71,351,189
Non-U.S. Large Cap Fund	400,213,617
Global Opportunities Fund	292,048,540
Real Return Fund	292,061,614

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

The Regulated Investment Company Modernization Act of 2010 (The “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year beginning after October 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Funds’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds will be contained within this section of the Funds’ fiscal year ending October 31, 2012 financial statements.

10.	Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Additional Information

Information on Proxy Voting:

The Funds’ proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information on Form N-Q:

The Funds provide a complete list of the Funds’ holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the Schedule of Investments appear in the Funds’ semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the Schedule of Investments with the SEC on Form N-Q. Shareholders can obtain the Funds’ Form N-Q (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov. The Fund’s N-Q may be reviewed or copied at the SEC Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Old Westbury Funds, Inc.
Approval of New Sub-Adviser for the Global Small & Mid Cap Fund (Unaudited)

At a meeting held on January 20, 2011, the Board of Directors, including the Directors who are not “interested persons” (as defined in the 1940 Act) of any party to the Sub-Advisory Agreement (defined below) (“Independent Directors”), unanimously approved a new investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Mondrian Investment Partners Limited (“Mondrian”) for the Global Small & Mid Cap Fund. The following summary details the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Sub-Advisory Agreement. The Board noted that, as a key threshold matter, the fees payable to Mondrian under the Sub-Advisory Agreement do not result in an increase in the Global Small & Mid Cap Fund’s advisory fee levels that had been previously approved by the Global Small & Mid Cap Fund’s shareholders.

In approving the Sub-Advisory Agreement, the Board considered the overall fairness of the Sub-Advisory Agreement and whether the agreement was in the best interests of the Global Small & Mid Cap Fund. The Board noted that it had received and reviewed, including at its January 20, 2011 meeting and a previous special meeting held on December 17, 2010, substantial information regarding Mondrian and the services to be provided by Mondrian to the Global Small & Mid Cap Fund under the Sub-Advisory Agreement. This information, which included a detailed due diligence questionnaire from Mondrian, as well as information concerning Mondrian and its organization, compliance program and financial condition, formed, in part, the primary (but not exclusive) basis for the Board’s determinations. The Board also noted that the Independent Directors had met in executive session with their counsel and counsel to the Global Small & Mid Cap Fund, as well as with the Adviser to discuss the Adviser’s recommendation regarding Mondrian’s appointment. During the executive session, the Independent Directors reviewed their legal responsibilities in approving the Sub-Advisory Agreement and discussed materials and other information provided by Mondrian. The Board concluded that they had received adequate information to make a reasonable determination with respect to the approval of the Sub-Advisory Agreement.

The Board’s conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor.

(1) The nature, extent and quality of services to be provided by Mondrian.

The Board considered the scope and quality of services to be provided by Mondrian, including the fact that Mondrian pays the costs of all necessary investment and management facilities necessary for the efficient conduct of its services. The Board also considered, among other things, the qualifications and experience of the individual portfolio managers responsible for managing Mondrian’s portion of the Global Small & Mid Cap Fund.

Based on these considerations, as well as those discussed below, the Board concluded that the nature, extent and quality of services to be provided by Mondrian was satisfactory.

(2) The performance of Mondrian.

The Board considered the performance data provided by Mondrian and determined that Mondrian had demonstrated an ability to appropriately manage assets in the style expected to be used in connection with the Global Small & Mid Cap Fund.

(3) The cost of the advisory services and comparative fee rates.

As is indicated above, the Board noted that Mondrian’s fees would be paid entirely by the Adviser so that no additional expenses would be borne by shareholders for the engagement of Mondrian. The Directors reviewed the level of the proposed fee against a number of different benchmarks and comparisons. The Board also considered, among other things, information provided by Mondrian regarding its fee arrangements with other sub-advised registered funds.

Based on these considerations, as well as other factors described herein, the Board, including all of the Independent Directors, concluded that Mondrian’s sub-advisory fees were fair and reasonable in light of the quality of services to be provided by Mondrian.

(4) The extent to which economies of scale will be realized as the Global Small & Mid Cap Fund grows and whether fee levels reflect those economies of scale.

The Board discussed whether any economies of scale would be realized with respect to the management of the Global Small & Mid Cap Fund and whether the Global Small & Mid Cap Fund would benefit from any such economies of scale. The Board noted that the Adviser would bear Mondrian’s sub-advisory fee. The Board concluded that, as the mandate was new, no effective economies of scale were present at this time. The Directors undertook to continue to monitor the appropriateness of the sub-advisory fee, taking into account the potential impact of economies of scale, as the mandate grew.

Old Westbury Funds, Inc.
APPROVAL OF NEW SUB-ADVISER FOR THE GLOBAL SMALL & MID CAP FUND (UNAUDITED) - (Continued)

(5) Ancillary benefits and other factors.

In addition to the above factors, the Board also discussed whether there were other benefits received by the Adviser, Mondrian, or their affiliates, from Mondrian’s relationship with the Global Small & Mid Cap Fund. The Board concluded that any such fall-out benefits (such as soft dollar-credits) resulting from the proposed engagement of Mondrian were such that it did not affect the Board’s conclusion that the proposed sub-advisory fee was reasonable.

Conclusion:

The Board, including all of the Independent Directors, concluded that the fees to be paid to Mondrian under the Sub-Advisory Agreement were fair and reasonable with respect to the services that Mondrian will provide, in light of the factors that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was also assisted by the advice of independent counsel in making this determination.

Investment Adviser:
Bessemer Investment Management LLC
630 Fifth Avenue
New York, NY 10111
(212) 708-9100

Distributor:
BNY Mellon Distributors Inc.
760 Moore Road
King of Prussia, PA 19406

Custodians:
Bessemer Trust Company
100 Woodbridge Center Drive
Woodbridge, NJ 07095

Citibank, N.A.
111 Wall Street
New York, NY 10005

Administrator:
BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Transfer Agent:
BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Independent Registered Public
Accounting Firm:
Ernst & Young LLP
5 Times Square
New York, NY 10036

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

Cusip 680414307
Cusip 680414604
Cusip 680414109
Cusip 680414406
Cusip 680414505
Cusip 680414703
Cusip 680414802
(A21-SAR2011)
(04/11)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers as of the close of reporting period for the Old Westbury Global Small & Mid Cap Fund is listed below. The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Old Westbury U.S. Large Cap Fund, Old Westbury Non-U.S. Large Cap Fund, Old Westbury Global Opportunities Fund, Old Westbury Real Return Fund, Old Westbury Fixed Income Fund and Old Westbury Municipal Bond Fund are included as part of the report to shareholders filed under Item 1 of this form.

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments	April 30, 2011
(Unaudited)

Shares		Value

COMMON STOCKS — 90.4%
AUSTRALIA — 1.9%
29,612	Acrux Ltd.(b)	$113,277
44,881	Adamus Resources Ltd.(b)	33,452
188,773	Adelaide Brighton Ltd.	653,846
67,891	Aditya Birla Minerals Ltd.(b)	133,947
69,555	AED Oil Ltd.(b)	17,916
25,514	AJ Lucas Group Ltd.(b)	47,542
11,425	Alchemia Ltd.(b)	8,516
52,172	Alesco Corp. Ltd.	186,425
33,518	Alkane Resources Ltd.(b)	82,295
61,352	Alliance Resources Ltd.(b)	16,476
238,924	Allied Gold Ltd.(b)	141,417
955	Allied Medical Ltd.(c)	0
507	Altona Mining Ltd.(b)	175
51,812	Amadeus Energy Ltd.(b)	15,050
37,673	Amalgamated Holdings Ltd.	248,585
306,068	Amcom Telecommunications Ltd.	122,450
6,118	Ampella Mining Ltd.(b)	14,418
34,575	Ansell Ltd.	527,912
18,766	Antares Energy Ltd.(b)	9,462
48,784	Anvil Mining Ltd.(b)	329,472
98,723	APA Group	459,892
176,872	APN News & Media Ltd.	304,374
49,607	Aquila Resources Ltd.(b)	493,716
52,590	Arafura Resources Ltd.(b)	67,443
7,424	ARB Corp. Ltd.	67,134
56,546	Aristocrat Leisure Ltd.	162,387
46,035	ASG Group Ltd.	52,225
26,631	Aspire Mining Ltd.(b)	26,271
6,192	Atlantic Ltd.(b)	14,253
133,642	Atlas Iron Ltd.(b)	512,695
41,984	Aurora Oil and Gas Ltd.(b)	121,949
93,537	Ausdrill Ltd.	344,485
28,632	Ausenco Ltd.(b)	90,384
31,327	Austal Ltd.	106,446
237,688	Austar United Communications Ltd.(b)	323,055
17,417	Austbrokers Holdings Ltd.	120,271
15,319	Austin Engineering Ltd.	81,605
109,727	Australian Agricultural Co. Ltd.(b)	190,630
111,685	Australian Infrastructure Fund	231,369
24,790	Australian Pharmaceutical Industries Ltd.	8,559
77,102	Automotive Holdings Group	229,025
237,118	AWE Ltd.(b)	405,450
7,268	Azumah Resources Ltd.(b)	5,019
39,428	Bandanna Energy Ltd.(b)	95,077
98,486	Bank of Queensland Ltd.	1,061,149
107,928	Bannerman Resources Ltd.(b)	40,222
16,562	Bauxite Resources Ltd.(b)	4,266
2,495	BC Iron Ltd.(b)	7,767
636,439	Beach Energy Ltd.	669,694
45,744	Beadell Resources Ltd.(b)	41,365
4,598	Bell Financial Group Ltd.	4,435

Shares		Value

AUSTRALIA (continued)
190,762	Bendigo and Adelaide Bank Ltd.	$1,952,931
164,990	Bendigo Mining Ltd.	17,904
28,750	Berkeley Resources Ltd.(b)	27,101
68,803	Billabong International Ltd.	509,049
81,416	Biota Holdings Ltd.(b)	106,641
1,292	Blackmores Ltd.	42,640
13,886	Blackthorn Resources Ltd.(b)	9,437
791,214	BlueScope Steel Ltd.	1,500,335
175,171	Boart Longyear Group	877,459
245,200	Boom Logistics Ltd.(b)	99,442
374,300	Boral Ltd.	2,018,520
85,379	Bow Energy Ltd.(b)	83,757
29,446	Bradken Ltd.	256,914
10,640	Bravura Solutions Ltd.(b)	1,924
8,559	Breville Group Ltd.	33,773
26,608	Brickworks Ltd.	305,356
49,086	Brockman Resources Ltd.(b)	274,933
52,610	BT Investment Management Ltd.	155,697
35,694	Cabcharge Australia Ltd.	214,008
84,646	Caltex Australia Ltd.	1,316,549
13,060	Campbell Brothers Ltd.	647,897
255,734	Cape Lambert Resources Ltd.(b)	140,154
23,562	Cardno Ltd.	149,534
119,895	Carnarvon Petroleum Ltd.(b)	32,854
7,153	Carsales.com.au Ltd.	40,221
129,012	Cash Converters International Ltd.	116,663
48,952	Catalpa Resources Ltd.(b)	77,801
416	Cedar Woods Properties Ltd.	2,029
17,013	Cellestis Ltd.	63,216
171	Centamin Egypt Ltd.(b)	371
1,710	Centrebet International Ltd.	2,980
14,812	Centrex Metals Ltd.(b)	6,007
189,000	Ceramic Fuel Cells Ltd.(b)	23,824
68,314	Cerro Resources NL(b)	22,089
2,144	CGA Mining Ltd.(b)	6,604
39,838	Chalice Gold Mines Ltd.(b)	18,340
177,305	Challenger Financial Services Group Ltd.	936,734
36,102	Chemgenex Pharmaceuticals Ltd.(b)	26,315
354,184	Citigold Corp. Ltd.(b)	33,775
2,227	Clinuvel Pharmaceuticals Ltd.(b)	4,675
102,039	Clough Ltd.	88,357
108,154	Coal of Africa Ltd.(b)	144,627
56,720	Coalspur Mines Ltd.(b)	108,488
8,047	Cochlear Ltd.	710,209
244,708	Cockatoo Coal Ltd.(b)	132,770
9,314	Codan Ltd.	14,037
20,387	Coffey International Ltd.	15,195
10,121,873	Commonwealth Property Office Fund REIT	10,151,499

1

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

AUSTRALIA (continued)
672,347	ConnectEast Group	$346,369
80,212	Conquest Mining Ltd.(b)	48,796
57,099	Consolidated Media Holdings Ltd.	174,615
722,356	Continental Coal Ltd.(b)	45,131
67,373	Cooper Energy Ltd.(b)	29,170
38,303	Count Financial Ltd.	48,281
14,268	Credit Corp. Group Ltd.	93,053
104,149	Cromwell Group REIT	82,193
38,668	CSG Ltd.	45,775
5,778	CSG Ltd. - Placement Shares(c)(d)	6,840
230,597	CSR Ltd. - Placement Shares	758,269
4,990	Cudeco Ltd.(b)	18,760
79,309	Cue Energy Resources Ltd.(b)	29,556
39,151	Customers Ltd.	58,791
47,992	Dart Energy Ltd.(b)	39,979
10,907	Dart Energy Ltd. - Placement Shares(b)(c)(d)	9,086
887,336	David Jones Ltd.	4,532,337
19,957	Decmil Group Ltd.(b)	68,687
155,142	Deep Yellow Ltd.(b)	32,310
30,072	Devine Ltd.	8,900
54,933	Discovery Metals Ltd.(b)	76,469
1,660	Domino’s Pizza Enterprises Ltd.	11,554
161,329	Downer EDI Ltd.	654,278
6,112	Dragon Mining Ltd.(b)	9,781
68,506	Drillsearch Energy Ltd.(b)	46,180
129,772	DUET Group	241,812
50,048	DuluxGroup Ltd.	151,955
4,716	DWS Advanced Business Solutions Ltd.	7,289
103,881	Eastern Star Gas Ltd.(b)	86,536
197,967	Elders Ltd.(b)	110,665
7,856	Elemental Minerals Ltd.(b)	18,944
300,506	Emeco Holdings Ltd.	360,675
24,316	Energy Resources of Australia Ltd.	145,257
263,929	Energy World Corp. Ltd.(b)	143,199
112,525	Envestra Ltd.	78,936
8,084	Equatorial Resources Ltd.(b)	21,266
199,498	Equinox Minerals Ltd.(b)	1,707,904
57,717	Eservglobal Ltd.(b)	45,550
10,828	Euroz Ltd.	24,568
22,408	Extract Resources Ltd.(b)	164,069
1,271,465	Fairfax Media Ltd.	1,839,613
3,195	Fantastic Holdings Ltd.	8,440
73,342	FAR Ltd.(b)	9,245
56,230	Ferraus Ltd.(b)	44,992
16,371	Finbar Group Ltd.	17,944
331,317	FKP Property Group REIT	283,261
12,421	Fleetwood Corp. Ltd.	151,258
12,567	Flight Centre Ltd.	323,841
291,208	Flinders Mines Ltd.(b)	51,071
503,469	Focus Minerals Ltd.(b)	43,596
11,770	Forge Group Ltd.	77,793

Shares		Value

AUSTRALIA (continued)
16,274	G.U.D. Holdings Ltd.	$167,319
1,444	G8 Education Ltd.	1,488
13,413	Galaxy Resources Ltd.(b)	15,878
45,532	Geodynamics Ltd.(b)	14,224
189,806	Gindalbie Metals Ltd.(b)	209,086
992	Gloucester Coal Ltd.(b)	11,243
115,230	Gold One International Ltd.(b)	53,047
797,917	Goodman Fielder Ltd.	940,187
90,393	GrainCorp Ltd.	774,800
140,887	Grange Resources Ltd.(b)	101,149
63,776	Great Southern Ltd.(b)(c)(d)	0
37,903	Greenland Minerals & Energy Ltd.(b)	33,652
23,471	Gryphon Minerals Ltd.(b)	40,519
51,438	Gujarat NRE Coking Coal Ltd.(b)	32,983
432,384	Gunns Ltd.(b)	248,815
83,622	GWA International Ltd.	293,304
225,564	Harvey Norman Holdings Ltd.	662,602
99,711	Hastie Group Ltd.	20,766
22,388	HFA Holdings Ltd.(b)	32,269
167,805	Highlands Pacific Ltd.(b)	61,617
705,420	Hillgrove Resources Ltd.(b)	247,426
74,362	Hills Industries Ltd.	127,967
234,388	Horizon Oil Ltd.(b)	101,480
38,283	iiNET Ltd.	113,297
219,708	Iluka Resources Ltd.	3,012,669
44,250	Imdex Ltd.	101,370
40,807	IMF Australia Ltd.	76,485
60,150	Independence Group NL	442,391
85,840	Indophil Resources NL(b)	65,862
104,003	Industrea Ltd.	169,856
100,000	Integra Mining Ltd.(b)	52,065
34,756	International Ferro Metals Ltd.(b)	13,933
89,852	Intrepid Mines Ltd.(b)	179,738
16,339	Invocare Ltd.	122,856
88,933	IOOF Holdings Ltd.	697,950
19,221	Iress Market Technology Ltd.	192,562
12,036	Iron Ore Holdings Ltd.(b)	21,108
101,038	iSOFT Group Ltd.(b)	16,612
6,445	Ivanhoe Australia Ltd.(b)	22,677
21,040	JB Hi-Fi Ltd.	436,099
201,817	Kagara Ltd.(b)	130,514
182,877	Kangaroo Resources Ltd.(b)	28,063
40,622	Kasbah Resources Ltd.(b)	11,577
22,422	Kingsgate Consolidated Ltd.	190,715
14,388	Kingsrose Mining Ltd.(b)	25,391
132,611	Lend Lease Corp. Ltd.	1,264,582
6,476	Leyshon Resources Ltd.(b)	1,846
35,739	Linc Energy Ltd.(b)	106,551
12,262	M2 Telecommunications Group Ltd.	45,563
48,070	MacArthur Coal Ltd.	611,196
201,460	Macmahon Holdings Ltd.	115,930
1,285	Macquarie Telecom Group Ltd.	14,789

2

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

AUSTRALIA (continued)
8,631	Mantra Resources Ltd.(b)	$63,763
46,109	Marengo Mining Ltd.(b)	16,173
12,674	Maryborough Sugar Factory	55,845
4,945	Matrix Composites & Engineering Ltd.	44,337
7,488	McMillan Shakespeare Ltd.	77,972
36,485	McPherson’s Ltd.	132,770
39,619	Medusa Mining Ltd.	348,712
62,903	Mermaid Marine Australia Ltd.	213,738
16,242	Mesoblast Ltd.(b)	145,093
110,197	Metals X Ltd.(b)	35,028
147,254	Metcash Ltd.	655,302
81,949	Metgasco Ltd.(b)	28,744
52,093	Metminco Ltd.(b)	22,554
208,294	Minara Resources Ltd.	175,799
62,673	Mincor Resources NL	82,435
17,368	Mineral Deposits Ltd.(b)	127,548
14,861	Mineral Resources Ltd.	189,605
76,885	Mirabela Nickel Ltd.(b)	166,018
107,624	Molopo Australia Ltd.(b)	105,580
72,573	Moly Mines Ltd.(b)	79,945
171,642	Monadelphous Group Ltd.	3,612,210
53,908	Mortgage Choice Ltd.	85,087
262,860	Mount Gibson Iron Ltd.(b)	541,665
116,276	Murchison Metals Ltd.(b)	133,822
199,124	Myer Holdings Ltd.	689,698
46,059	Navitas Ltd.	205,474
47,004	Neon Energy Ltd.(b)	14,426
114,404	New Guinea Energy Ltd.(b)	17,556
128,661	New Hope Corp. Ltd.	691,021
69,699	Nexus Energy Ltd.(b)	32,851
20,910	Nexus Energy Ltd. Placement Shares(b)(c)	9,855
104,634	NIB Holdings Ltd. Australia	168,019
393,592	Nido Petroleum Ltd.(b)	60,398
13,692	Noble Mineral Resources Ltd.(b)	10,055
17,243	Norfolk Group Ltd.(b)	25,704
17,116	Northern Iron Ltd.(b)	33,019
78,103	Norton Gold Fields Ltd.(b)	13,697
32,157	NRW Holdings Ltd.	95,167
34,340	Nucoal Resources NL(b)	15,056
36,633	Nufarm Ltd.(b)	193,940
14,393	Oaks Hotels & Resorts Ltd.(b)	7,099
9,368	Oakton Ltd.	23,617
53,779	Oilex Ltd(b)	26,526
738,171	OneSteel Ltd.	1,723,395
5,532	Orocobre Ltd.(b)	14,735
4,066	OrotonGroup Ltd.	37,347
77,425	Otto Energy Ltd.(b)	7,723
914,710	OZ Minerals Ltd.	1,443,757
467,074	Pacific Brands Ltd.	373,729
131,373	Paladin Energy Ltd.(b)	475,191
59,781	Pan Pacific Petroleum NL(b)	10,156
389,965	PanAust Ltd.(b)	329,128
72,732	Panoramic Resources Ltd.	164,226

Shares		Value

AUSTRALIA (continued)
301,008	PaperlinX Ltd.(b)	$95,681
3,445	Patties Foods Ltd.	5,702
36,928	Peet Ltd.	70,025
227,275	Peninsula Energy Ltd.(b)	20,427
77,182	Perilya Ltd.(b)	52,451
9,630	Perpetual Ltd.	304,945
61,898	Perseus Mining Ltd.(b)	198,789
499,396	Photon Group Ltd.(b)	39,412
26,465	Platinum Asset Mangement Ltd.	134,018
118,483	Platinum Australia Ltd.(b)	66,233
130,660	PMP Ltd.	104,548
50,340	Premier Investments Ltd.	331,065
105,459	Prima Biomed Ltd.(b)	40,458
238,686	Primary Health Care Ltd.	907,830
38,461	Prime Media Group Ltd.	31,618
66,386	PrimeAg Australia Ltd.(b)	105,510
55,986	Programmed Maintenance Services Ltd.	116,595
108,721	Quantum Energy Ltd.(b)	6,554
56,830	Ramelius Resources Ltd.(b)	83,159
31,729	Ramsay Health Care Ltd.	629,134
11,535	RCR Tomlinson Ltd.	20,988
15,468	REA Group Ltd.	233,123
30,974	Reckon Ltd.	88,271
76,516	Red Fork Energy Ltd.(b)	39,418
21,888	Redflex Holdings Ltd.	59,019
8,531	Reece Australia Ltd.	196,367
37,184	Reed Resources Ltd.(b)	22,416
31,163	Regional Express Holdings Ltd.	32,791
56,462	Regis Resources Ltd.(b)	148,531
6,994	Reject Shop Ltd. (The)	85,017
136,546	Resolute Mining Ltd.(b)	175,111
9,123	Resource and Investment NL(b)	15,450
85,881	Resource Generation Ltd.(b)	88,956
22,430	Retail Food Group Ltd.	71,544
19,666	Rex Minerals Ltd.(b)	57,554
41,123	Rialto Energy Ltd.(b)	22,988
123,127	Ridley Corp. Ltd.	180,170
175,323	Roc Oil Co. Ltd.(b)	82,633
1,356	Rock Building Society Ltd.	3,493
47,065	SAI Global Ltd.	257,939
28,955	Salmat Ltd.	116,159
11,921	Sandfire Resources NL(b)	93,426
42,447	Saracen Mineral Holdings Ltd.(b)	32,568
15,680	Sedgman Ltd.	32,655
43,003	Seek Ltd.	327,591
2,910	Select Harvests Ltd.	9,984
16,979	Servcorp Ltd.	56,203
65,961	Service Stream Ltd.(b)	37,234
38,903	Seven Group Holdings Ltd.	388,889
556,679	Sigma Pharmaceuticals Ltd.(b)	225,764
15,184	Silex Systems Ltd.(b)	67,405
28,232	Silver Lake Resources Ltd.(b)	64,675
59,709	Sims Metal Management Ltd.	1,142,700
9,054	Sirtex Medical Ltd.	52,895

3

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

AUSTRALIA (continued)
19,721	Skilled Group Ltd.(b)	$45,394
7,607	Slater & Gordon Ltd.	20,678
7,500	SMS Management & Technology Ltd.	51,873
215,728	Southern Cross Media Group Ltd.	386,609
316,877	SP AusNet	303,911
192,115	Spark Infrastructure Group	249,533
6,739	Specialty Fashion Group Ltd.	7,756
84,776	Spotless Group Ltd.	182,128
133,241	St. Barbara Ltd.(b)	324,219
37,229	Starpharma Holdings Ltd(b)	51,416
114,859	Straits Resources Ltd.(b)	111,418
10,000	Strike Resources Ltd.(b)	3,836
137,375	STW Communications Group Ltd.	174,668
49,282	Sundance Energy Australia Ltd.(b)	39,973
64,060	Sunland Group Ltd.(b)	48,449
32,271	Super Cheap Auto Group Ltd.	254,325
67,322	Swick Mining Services Ltd.(b)	26,934
10,623	Talent2 International Ltd.	19,445
5,895	Tanami Gold NL(b)	5,621
125,253	Tap Oil Ltd.(b)	132,484
37,169	Tassal Group Ltd.	66,000
649,118	Tatts Group Ltd.	1,650,668
13,506	Technology One Ltd.	15,100
252,505	Ten Network Holdings Ltd.	373,639
45,730	Teranga Gold Corp.(b)	115,286
45,119	Terramin Australia Ltd.(b)	18,051
69,352	TFS Corp. Ltd.	66,514
47,822	Thakral Holdings Group REIT(b)	24,636
37,994	Thorn Group Ltd.	83,290
67,860	Tiger Resources Ltd.(b)	46,116
65,834	Timbercorp Ltd.(b)(c)(d)	0
83,276	Toll Holdings Ltd.	513,897
128,456	Toro Energy Ltd.(b)	15,488
192,336	Tower Australia Group Ltd.(c)	841,166
16,986	Tox Free Solutions Ltd.	40,215
118,596	TPG Telecom Ltd.	218,387
20,014	Transfield Services Infrastructure Fund	17,221
2,511,174	Transfield Services Ltd.	9,771,323
196,537	Transpacific Industries Group Ltd.(b)	239,120
34,641	Troy Resources NL(b)	136,312
1,757	Trust Co. Ltd.	11,748
53,292	UGL Ltd.	880,869
138,410	UXC Ltd.(b)	87,992
53,983	VDM Group Ltd.	12,722
74,750	Victoria Petroleum NL(b)	33,593
65,384	Village Roadshow Ltd.	308,168
990,801	Virgin Blue Holdings Ltd.(b)	309,513
1,251	Warrnambool Cheese & Butter Factory Co. Holding Ltd.	6,170

Shares		Value

AUSTRALIA (continued)
64,022	Washington H. Soul Pattinson & Co. Ltd.	$917,878
29,610	Watpac Ltd.	50,793
37,637	WDS Ltd.	29,703
1,744	Webjet Ltd.	3,976
19,960	Western Areas NL	146,802
22,975	White Energy Co. Ltd.(b)	67,742
41,846	Whitehaven Coal Ltd.	294,467
91,903	WHK Group Ltd.	91,668
984	Wide Bay Australia Ltd.	10,494
14,958	WildHorse Energy(b)	6,640
12,401	Windimurra Vanadium Ltd.(b)(c)(d)	2,311
13,791	Wotif.com Holdings Ltd.	86,163
55,438	WPG Resources Ltd.(b)	42,536

		100,499,225

AUSTRIA — 0.2%
1,001	Agrana Beteiligungs AG	111,420
9,244	Andritz AG	954,453
5,093	A-TEC Industries AG(b)	14,936
5,112	Austria Technologie & Systemtechnik AG	112,439
6,370	Austriamicrosystems AG(b)	361,580
1,147	BWT AG	34,623
2,334	CA Immobilien Anlagen AG(b)	45,961
8,110	CAT Oil AG	99,689
5,416	EVN AG	103,884
4,621	Flughafen Wien AG	290,887
2,096	Intercell AG(b)	18,968
1,245	Kapsch TrafficCom AG	118,018
1,379	Lenzing AG	179,639
2,779	Mayr Melnhof Karton AG	337,522
902	Oberbank AG	60,454
4,343	Oesterreichische Post AG	157,214
3,144	Palfinger AG	130,389
8,187	POLYTEC Holding AG(b)	98,210
17,958	Raiffeisen International Bank-Holding AG	990,130
2,299	RHI AG(b)	82,133
468	Rosenbauer International AG	28,420
1,823	Schoeller-Bleckmann Oilfield Equipment AG	184,636
2,485	Semperit AG Holding	145,294
26,886	Strabag SE	902,771
106,890	Telekom Austria AG	1,652,865
7,035	Uniqa Versicherungen AG	159,893
23,880	Vienna Insurance Group	1,425,408
59,284	Voestalpine AG	2,917,442
2,481	Warimpex Finanz- Und Beteiligungs AG(b)	9,775
49,112	Wienerberger AG(b)	1,050,036
1,503	Wolford AG	60,107
9,248	Zumtobel AG	335,594

		13,174,790

4

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

BAHAMAS — 0.0%
100	CIC Energy Corp.(b)	$454

BELGIUM — 0.4%
1,885	Ablynx NV(b)	22,252
10,353	Ackermans & Van Haaren NV	1,083,220
806	Aedifica REIT	48,827
1,441,490	Ageas	4,374,751
91,808	AGFA - Gevaert NV(b)	409,305
22,952	AGFA -Gevaert - VVPR Strip(b)	68
5,234	Arseus NV	95,819
88	Banque Nationale de Belgique	456,194
2,805	Barco NV(b)	245,082
12,936	Bekaert SA	1,618,844
2,346	Cofinimmo SA REIT	361,030
265	Colruyt SA	15,294
2,461	Compagnie d’Entreprises CFE	213,239
1,565	Compagnie Immobiliere de Belgique SA	73,481
1,714	Compagnie Maritime Belge SA	53,643
28,959	Deceuninck NV(b)	86,643
12,200	Deceuninck NV- VVPR Strip(b)	18
28,512	Delhaize Group	2,468,802
3,189	Devgen(b)	32,733
329,978	Dexia SA(b)	1,314,731
10,300	D’ieteren SA	748,911
207	Duvel Moortgat SA	22,989
917	Econocom Group	21,636
3,860	Elia System Operator SA NV	171,232
8,597	Euronav NV	144,525
1,691	EVS Broadcast Equipment SA	115,839
12,597	Exmar NV	125,942
3,443	Galapagos NV(b)	50,894
88,609	Hansen Transmissions International NV(b)	73,634
1,199	Intervest Offices REIT	40,846
3,969	Ion Beam Applications(b)	46,853
113	IRIS	6,151
1,246	Kinepolis Group NV	106,855
8	Lotus Bakeries	4,811
2,739	Melexis NV	52,374
2,194	Mobistar SA	162,775
38,004	Nyrstar	524,620
15,645	Nyrstar - VVPR Strip(b)	93
5,163	Omega Pharma SA	264,593
26,826	Option NV(b)	20,661
278	RealDolmen NV SA(b)	6,423
9,305	Recticel SA	103,642
136	Retail Estates NV REIT	9,981
2,042	Roularta Media Group NV(b)	74,857
5,939	Sioen Industries NV	64,303
1,777	Sipef NV	186,873
1,196	Solvay SA	172,522
12,086	Telenet Group Holding NV(b)	600,854
10,572	Tessenderlo Chemie NV	420,907
555	Tessenderlo Chemie NV - VVPR Strip(b)	436
3,832	ThromboGenics NV(b)	119,248

Shares		Value

BELGIUM (continued)
39,448	UCB SA	$1,905,061
20,514	Umicore	1,176,634
1,509	Van De Velde	91,190
445	VPK Packaging Group	19,773
1,812	Warehouses De Pauw SCA REIT	110,575
460	Wereldhave Belgium NV REIT	48,013

		20,791,502

BERMUDA — 0.3%
100,000	Argo Group International Holdings Ltd.	3,141,000
275,000	Aspen Insurance Holdings Ltd.	7,856,750
187,397	Catlin Group Ltd.	1,237,982
8,700	Frontline Ltd.	192,021
5,204	Golar LNG Ltd.	164,156
125,275	Golden Ocean Group Ltd.	153,412
10,610	Hardy Underwriting Bermuda Ltd.	50,265
196,636	Hiscox Ltd.	1,354,196
385,972	Katanga Mining Ltd.(b)	824,038
73,256	Lancashire Holdings Ltd.	789,238
16,560	Northern Offshore Ltd.(b)	43,557

		15,806,615

BRAZIL — 0.9%
11,300	AES Tiete SA	168,581
17,400	AES Tiete SA Preference Shares	287,014
118,600	All America Latina Logistica SA	977,025
7,700	American Banknote SA	104,742
16,837	Amil Participacoes SA	204,416
7,500	B2W Companhia Global Do Varejo	104,739
24,400	Banco ABC Brasil SA - Preference Shares	208,607
2,400	Banco Cruzeiro do Sul Sa Brazil	21,953
25,600	Banco Daycoval SA - Preference Shares	198,525
84,590	Banco do Estado do Rio Grande do Sul - Preference Shares	1,005,488
33,610	Banco Industrial e Comercial SA - Preference Shares	242,483
13,700	Banco Pine SA - Preference Shares	115,908
16,200	Banco Sofisa SA - Preference Shares	45,824
20,000	Bematech SA	99,669
1,000	BHG SA - Brazil Hospitality Group(b)	14,455
129	BHG SA - Brazil Hospitality Group - Placement Shares(b)(c)	1,865
108,092	BR Malls Participacoes SA	1,141,933
40,000	Brasil Brokers Participacoes SA	216,629

5

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

BRAZIL (continued)
202,000	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA(b)	$102,721
7,900	Brasil Telecom SA	84,162
31,400	Brasil Telecom SA - Preference Shares	290,208
70,300	Braskem SA - Class A, Preference Shares	1,016,606
104,570	Brookfield Incorporacoes SA	588,921
21,200	Camargo Correa Desenvol- vimento Imobiliario SA	87,862
5,700	Centrais Eletricas de Santa Catarina SA - Class B, Preference Shares	153,225
15,750	CETIP SA - Balcao Organizado de Ativos e Derivativos	258,896
40,771	Cia Brasileira de Distribuicao Grupo Pao de Acucar - Preference Shares	1,808,935
2,800	Cia de Gas de Sao Paulo - Class A, Preference Shares	79,202
13,900	Cia de Saneamento Basico do Estado de Sao Paulo	404,842
9,100	Cia de Saneamento de Minas Gerais	161,847
4,000	Cia de Saneamento do Parana, Preference Shares	10,297
4,400	Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	141,996
25,300	Cia Energetica de Sao Paulo -Class B, Preference Shares	487,602
4,050	Cia Energetica do Ceara - Class A, Preference Shares	87,786
29,100	Cia Hering	629,834
27,800	Cia Paranaense de Energia - Class B, Preference Shares	754,021
18,300	Cia Providencia Industria e Comercio SA	74,447
71,908	Confab Industrial SA, Preference Shares	199,287
8,400	Contax Participacoes SA, Preference Shares	124,355
54,730	Cosan SA Industria e Comercio	837,023
9,700	Cremer SA	91,932
132,940	Cyrela Brazil Realty SA	1,408,664
35,100	Diagnosticos da America SA	471,213
12,900	Drogasil SA	93,068
78,134	Duratex SA	821,967
7,000	EDP - Energias do Brasil SA	174,021
23,180	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA - Preference Shares	565,650
328,220	Empresa Brasileira de Aeronautica SA	2,597,469
9,500	Equatorial Energia SA	80,313
8,700	Estacio Participacoes SA	126,972
26,593	Eternit SA	181,039

Shares		Value

BRAZIL (continued)
78,900	Even Construtora e Incorporadora SA	$438,835
28,300	Ez Tec Empreendimentos e Participacoes SA	289,260
13,800	Ferbasa-Ferro Ligas DA Bahia, Preference Shares	107,807
18,200	Fertilizantes Fosfatados SA, Preference Shares	189,034
1,400	Fertilizantes Heringer SA(b)	9,451
41,923	Fibria Celulose SA	656,879
600	Fleury SA	8,795
8,100	Forjas Taurus SA - Preference Shares	21,058
187,600	Gafisa SA	1,140,005
12,800	General Shopping Brasil SA(b)	101,215
26,600	Gol-Linhas Aereas Inteligentes SA, Preference Shares(b)	369,614
40,800	Grendene SA	240,671
3,200	Guararapes Confeccoes SA(b)	174,930
14,500	Helbor Empreendimentos SA	191,527
32,000	Hypermarcas SA	428,986
33,900	IdeiasNet SA(b)	74,773
15,000	Iguatemi Empresa de Shopping Centers SA	388,730
24,400	Industrias Romi SA	156,494
2,300	Inepar SA Industria e Construcoes(b)	7,515
11,000	Inepar SA Industria e Construcoes - Preference Shares(b)	35,450
95,060	Inpar SA(b)	178,857
4,100	Iochpe-Maxion SA	57,335
26,500	JBS SA	89,614
36,600	JHSF Participacoes SA	98,875
193,000	Klabin SA, Preference Shares	747,121
7,587	Kroton Educacional SA(b)	98,382
16,800	Light SA	283,204
33,900	LLX Logistica SA(b)	97,830
13,300	Localiza Rent A CAR	228,684
26,200	Log-In Logistica Intermodal SA(b)	135,230
29,900	Lojas Americanas SA	229,781
47,100	Lojas Americanas SA, Preference Shares	419,146
18,300	Lojas Renner SA	678,166
4,100	LPS Brasil Consultoria de Imoveis SA	111,752
4,100	Lupatech SA(b)	30,648
8,300	M Dias Branco SA	214,200
23,548	Magnesita Refratarios SA(b)	124,985
90,400	Marcopolo SA, Preference Shares	401,088
50,780	Marfrig Alimentos SA	520,324
13,800	Marisa Lojas SA	262,456
2,200	Metalfrio Solutions SA	16,362
16,400	Minerva SA	69,845
20,000	MPX Energia SA(b)	472,921

6

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

BRAZIL (continued)
65,420	MRV Engenharia e Participacoes SA	$570,949
30,150	Multiplan Empreendimentos Imobiliarios SA	630,137
12,100	Obrascon Huarte Lain Brasil SA	514,242
19,400	Odontoprev SA	310,015
12,700	Parana Banco SA - Preference Shares	96,873
81,129	Paranapanema SA	269,192
359,552	PDG Realty SA Empreendimentos e Participacoes	2,116,356
51,600	Porto Seguro SA	857,376
8,100	PortX Operacoes Portuarias SA(b)	17,763
10,900	Positivo Informatica SA	49,816
7,200	Profarma Distribuidora de Produtos Farmaceuticos SA	71,625
50,850	Randon Participacoes SA, Preference Shares	380,761
24,200	Redecard SA	351,648
4,300	Restoque Comercio e Confeccoes de Roupas SA	50,593
14,700	Rodobens Negocios Imobiliarios SA	123,902
81,600	Rossi Residencial SA	758,841
13,700	Santos Brasil Participacoes SA	261,251
23,000	Sao Martinho SA	353,801
43,700	Sao Paulo Alpargatas SA - Preference Shares	316,667
9,200	Saraiva SA Livreiros Editores, Preference Shares	226,608
15,000	SLC Agricola SA	188,596
18,900	Springs Global Participacoes SA	55,263
55,470	Sul America SA	721,406
106,153	Suzano Papel e Celulose SA - Preference Shares	1,044,526
11,000	Tam SA, Preference Shares	223,818
25,300	Tecnisa SA	195,556
6,700	Tele Norte Leste Participacoes SA	143,438
24,700	Tele Norte Leste Participacoes SA - Preference Shares	412,766
10,503	Telemar Norte Leste SA - Class A, Preference Shares	364,788
2,800	Tempo Participacoes SA(b)	7,297
2,400	Terna Participacoes SA	51,793
25,700	Tim Participacoes SA	139,020
103,300	Tim Participacoes SA, Preference Shares	468,829
15,500	Totvs SA	296,660
7,700	Tractebel Energia SA	136,311
8,900	Trisul SA	23,647
120,576	Ultrapar Participacoes SA, Preference Shares	2,107,704
137,772	Uniao de Industrias Petroquimicas SA - Class B, Preference Shares(b)	39,408

Shares		Value

BRAZIL (continued)
13,800	Universo Online SA, Preference Shares	$154,386
58,200	Weg SA	723,246

		46,580,948

CANADA — 2.5%
7,639	5N Plus, Inc.(b)	74,925
6,813	Aastra Technologies Ltd.	150,136
13,007	Aberdeen International, Inc.	11,823
4,775	Absolute Software Corp.(b)	17,159
91,140	Advantage Oil & Gas Ltd.(b)	774,471
28,513	Aecon Group, Inc.	282,071
21,900	Aeterna Zentaris, Inc.(b)	51,848
1,400	AG Growth International, Inc.	72,179
34,246	AGF Management Ltd. - Class B	716,663
21,458	Ainsworth Lumber Co. Ltd.(b)	70,079
29,047	Air Canada - Class A(b)	70,917
21,300	Alamos Gold, Inc.	357,495
9,150	Alexco Resource Corp.(b)	87,907
588	Algoma Central Corp.	60,904
49,217	Algonquin Power & Utilities Corp.	279,338
31,100	Alimentation Couche-Tard, Inc. - Class B	816,821
5,060	Alliance Grain Traders, Inc.	122,736
31,379	AltaGas Ltd.	841,726
3,600	Alter NRG Corp.(b)	4,528
9,400	Altius Minerals Corp.(b)	129,155
78,500	Amerigo Resources Ltd.	94,583
84,910	Anderson Energy Ltd.(b)	94,230
26,777	Angle Energy, Inc.(b)	268,577
33,425	Antrim Energy, Inc.(b)	32,148
3,587	Armtec Infrastructure, Inc.	60,583
36,100	Arsenal Energy, Inc.(b)	29,761
20,070	Astral Media, Inc. - Class A	780,824
6,400	Atco Ltd. - Class I	394,018
12,436	Atrium Innovations, Inc.(b)	211,878
38,875	ATS Automation Tooling Systems, Inc.(b)	281,450
49,674	Aura Minerals, Inc.(b)	159,604
22,800	Aurizon Mines Ltd.(b)	155,430
15,250	Avalon Rare Metals, Inc.(b)	139,098
3,068	AvenEx Energy Corp.	19,715
25,000	Avion Gold Corp.(b)	41,748
138,500	Azure Dynamics Corp.(b)	43,915
42,700	B2Gold Corp.(b)	145,319
72,263	Baja Mining Corp.(b)	97,761
48,061	Ballard Power Systems, Inc.(b)	99,561
41,500	Bankers Petroleum Ltd.(b)	364,054
2,355	Bell Aliant, Inc.	66,980
38,000	Bellatrix Exploration Ltd.(b)	220,494
23,100	BioExx Specialty Proteins Ltd.(b)	49,074
10,700	BioteQ Environmental Technologies, Inc.(b)	8,482
34,800	Birchcliff Energy Ltd.(b)	481,091

7

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

CANADA (continued)
7,200	Bird Construction, Inc.	$93,829
4,775	Black Diamond Group Ltd.	137,979
108,500	BlackPearl Resources, Inc.(b)	913,962
3,040	BMTC Group, Inc. - Class A	73,578
3,500	Boardwalk Real Estate Investment Trust	178,302
21,000	Bonavista Energy Corp.	631,010
2,400	Bonterra Energy Corp.	143,318
11,370	Boralex, Inc. - Class A(b)	104,549
30,946	Breakwater Resources Ltd.(b)	191,992
3,444	Bridgewater Systems Corp.(b)	30,758
21,365	Brigus Gold Corp.(b)	34,323
3,800	Burcon NutraScience Corp.(b)	37,753
50,767	CAE, Inc.	684,119
6,500	Calfrac Well Services Ltd.	229,937
7,200	Calloway Real Estate Investment Trust	190,473
24,304	Calvalley Petroleum, Inc. - Class A(b)	78,089
43,144	Canaccord Financial, Inc.	652,073
4,100	Canada Bread Co. Ltd.	204,057
5,600	Canadian Apartment Properties REIT	112,752
2,600	Canadian Energy Services & Technology Corp.	107,171
3,627	Canadian Helicopters Group, Inc.	86,827
5,700	Canadian Real Estate Investment Trust	201,818
41,400	Canadian Tire Corp. Ltd. - Class A	2,638,503
22,300	Canadian Western Bank	714,382
24,828	Canadian Zinc Corp.(b)	23,092
22,632	Canam Group, Inc. - Class A	197,341
55,077	Canfor Corp.(b)	725,318
4,555	Canfor Pulp Products, Inc.	85,790
5,200	Cangene Corp.(b)	12,366
6,788	Canyon Services Group, Inc.	104,458
7,113	Capstone Infrastructure Corp.	60,594
130,100	Capstone Mining Corp.(b)	519,767
25,542	Cardero Resource Corp.(b)	46,973
6,100	Cardiome Pharma Corp.(b)	33,203
60,072	Carpathian Gold, Inc.(b)	27,619
36,700	Cascades, Inc.	267,643
9,900	Cash Store Financial Services, Inc. (The)	156,429
86,503	Catalyst Paper Corp.(b)	18,285
3,413	Cathedral Energy Services Ltd.	33,547
12,970	CCL Industries - Class B	433,864
107,574	Celestica, Inc.(b)	1,190,403
9,200	Celtic Exploration Ltd.(b)	188,638
32,209	Centerra Gold, Inc.	599,142
31,278	Cequence Energy Ltd.(b)	114,051
21,400	Chartwell Seniors Housing Real Estate Investment Trust	200,848
13,808	Chinook Energy, Inc.(b)	29,480
349	Chorus Aviation, Inc.	1,944

Shares		Value

CANADA (continued)
5,682	Churchill Corp. (The) - Class A(b)	$123,891
29,372	Cinch Energy Corp.(b)	35,079
4,977	Cineplex, Inc.	129,666
71,325	Claude Resources, Inc.(b)	171,123
13,600	Cline Mining Corp.(b)	48,297
5,734	CML HealthCare, Inc.	61,876
6,800	Coastal Contacts, Inc.(b)	20,052
7,600	Cogeco Cable, Inc.	364,678
4,665	Cogeco, Inc.	209,547
5,515	Colabor Group, Inc.	71,287
11,900	Colossus Minerals, Inc.(b)	107,913
34,643	COM DEV International Ltd.(b)	102,521
4,300	Cominar Real Estate Investment Trust	103,347
11,500	Compton Petroleum Corp.(b)	3,707
2,500	Computer Modelling Group Ltd.	75,834
216,580	Connacher Oil & Gas Ltd.(b)	306,735
1,607	Constellation Software, Inc.	117,024
9,400	Contrans Group, Inc. - Class A	89,415
12,812	Copper Mountain Mining Corp.(b)	98,174
4,700	Corby Distilleries Ltd. - Class A	83,454
33,530	Corridor Resources, Inc.(b)	164,788
33,800	Corus Entertainment, Inc. - Class B	710,545
43,867	Cott Corp.(b)	390,846
32,445	Crew Energy, Inc.(b)	560,668
60,428	Crocodile Gold Corp.(b)	57,481
2,665	Crocotta Energy, Inc.(b)	5,971
374,914	Crowflight Minerals, Inc.(b)	33,681
8,487	Davis & Henderson Income Corp.	171,597
79,052	Daylight Energy Ltd.	907,366
49,414	Delphi Energy Corp.(b)	141,534
143,700	Denison Mines Corp.(b)	334,133
22,200	Descartes Systems Group, Inc.
	(The)(b)	147,585
7,343	DHX Media Ltd.(b)	7,062
13,231	Dollarama, Inc.(b)	414,627
14,100	Dorel Industries, Inc. - Class B	468,833
12,100	DragonWave, Inc.(b)	100,647
26,500	Duluth Metals Ltd.(b)	68,620
46,086	Dundee Precious Metals, Inc.(b)	446,174
4,400	Dundee Real Estate Investment Trust	153,697
7,492	Dynasty Metals & Mining, Inc.(b)	27,160
257,450	Eastern Platinum Ltd.(b)	312,918
19,000	Eastmain Resources, Inc.(b)	29,319
22,300	ECU Silver Mining, Inc.(b)	18,148
141	E-L Financial Corp. Ltd.	71,979
12,344	Electrovaya, Inc.(b)	27,528
4,817	Emera, Inc.	160,372
15,950	Empire Co. Ltd. - Class A	905,263

8

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

CANADA (continued)
3,187	Enbridge Income Fund Holdings, Inc.	$62,079
8,100	Endeavour Silver Corp.(b)	93,144
15,348	Enerplus Corp.	496,865
53,486	Ensign Energy Services, Inc.	1,032,806
20,486	Epsilon Energy Ltd. (Canada)(b)	83,360
2,655	Equal Energy Ltd.(b)	20,625
5,452	Equitable Group, Inc.	166,530
21,512	Essential Energy Services Ltd.(b)	49,111
54,600	European Goldfields Ltd.(b)	759,431
465	Evertz Technologies Ltd.	7,814
42,500	Excellon Resources, Inc.(b)	33,689
2,152	Exchange Income Corp.	50,039
12,009	EXFO, Inc.(b)	111,948
10,300	Extendicare Real Estate Investment Trust	129,437
42,900	Fairborne Energy Ltd.(b)	217,186
9,900	Far West Mining Ltd. - Class A(b)	82,243
9,449	Fibrek, Inc.(b)	16,079
64,225	Finning International, Inc.	1,883,680
3,291	First Capital Realty, Inc.	57,253
30,350	First Majestic Silver Corp.(b)	636,415
2,000	First Nickel, Inc.(b)	317
6,800	FirstService Corp.(b)	260,745
15,793	Flint Energy Services Ltd.(b)	240,196
14,004	Formation Metals, Inc.(b)	17,317
15,700	Forsys Metals Corp.(b)	29,371
26,539	Fortis, Inc.	911,327
1,599	Fortress Paper Ltd.(b)	71,352
57,167	Fortuna Silver Mines, Inc.(b)	312,979
10,552	Fortune Minerals Ltd.(b)	18,067
12,200	Forzani Group Ltd. (The) - Class A	240,867
77,800	Galleon Energy, Inc. - Class A(b)	287,798
52,200	Gammon Gold, Inc.(b)	571,019
15,500	Garda World Security Corp. - Class A(b)	177,091
2,415	Genivar, Inc.	77,646
10,900	Gennum Corp.	91,587
20,929	Genworth MI Canada, Inc.	573,355
1,600	Geomark Exploration Ltd.(b)	2,367
24,800	Gildan Activewear, Inc.	923,693
1,000	Glentel, Inc.	38,514
9,320	GLG Life Tech Corp.(b)	90,624
1,865	Gluskin Sheff & Associates, Inc.	41,493
12,602	GLV, Inc. - Class A(b)	102,558
14,900	GMP Capital, Inc.	238,110
81,192	Gran Tierra Energy, Inc.(b)	604,124
22,600	Grande Cache Coal Corp.(b)	192,762
30,900	Great Canadian Gaming Corp.(b)	255,717
16,800	Great Panther Silver Ltd.(b)	59,128
23,400	Greystar Resources Ltd.(b)	85,572

Shares		Value

CANADA (continued)
100,700	Groupe Aeroplan, Inc.	$1,380,414
6,362	Guardian Capital Group Ltd. - Class A	66,905
21,434	Hanfeng Evergreen, Inc.(b)	116,668
31,485	Harry Winston Diamond Corp.(b)	535,759
22,860	Hemisphere GPS, Inc.(b)	32,617
1,900	Heroux-Devtek, Inc.(b)	16,647
670	High Liner Foods, Inc.	10,898
245,570	High River Gold Mines Ltd.(b)	316,647
8,400	Home Capital Group, Inc.	506,051
24,027	Horizon North Logistics, Inc.(b)	119,354
79,386	HudBay Minerals, Inc.	1,266,954
1,075	IBI Group, Inc.	16,872
30,960	IESI-BFC Ltd	785,657
816	IESI-BFC Ltd. - Placement Shares	20,677
7,800	Imax Corp.(b)	274,193
19,243	Imperial Metals Corp.(b)	446,220
3,907	Imris, Inc.(b)	33,283
3,661	Indigo Books & Music, Inc.	50,882
39,600	Industrial Alliance Insurance and Financial Services, Inc.	1,701,777
28,419	Inmet Mining Corp.	1,994,421
20,779	Innergex Renewable Energy, Inc.	218,518
11,900	Innvest Real Estate Investment Trust	90,305
30,157	Intact Financial Corp.	1,529,922
19,400	Inter-Citic Minerals, Inc.(b)	33,627
16,094	International Forest Products Ltd. - Class A(b)	100,019
6,648	International Tower Hill Mines Ltd.(b)	64,291
12,150	Intertape Polymer Group, Inc.(b)	18,749
44,500	Ivanhoe Energy, Inc.(b)	125,107
18,561	Ivernia, Inc.(b)	4,610
16,416	Jean Coutu Group PJC, Inc. (The) Class A	182,178
17,900	Jinshan Gold Mines, Inc.(b)	89,486
17,700	Just Energy Group, Inc.	280,237
5,280	Keegan Resources, Inc.(b)	49,108
5,548	Keyera Corp.	230,094
4,433	Killam Properties, Inc.	51,070
24,600	Kingsway Financial Services, Inc.(b)	26,000
6,900	Kirkland Lake Gold, Inc.(b)	102,681
25,200	La Mancha Resources, Inc.(b)	63,656
131,705	Lake Shore Gold Corp.(b)	565,156
16,384	Laramide Resources Ltd.(b)	20,260
16,857	Laurentian Bank of Canada	895,631
5,104	Le Chateau, Inc.	57,991
49,687	Legacy Oil & Gas, Inc.(b)	707,901
13,200	Leon’s Furniture Ltd.	186,947
27,135	Linamar Corp.	608,863
213,500	Lundin Mining Corp.(b)	2,089,531

9

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

CANADA (continued)
6,700	MacDonald Dettwiler & Associates Ltd.	$403,707
8,610	MAG Silver Corp.(b)	104,286
117,011	MagIndustries Corp.(b)	27,826
24,900	Major Drilling Group International	414,759
11,156	Manitoba Telecom Services, Inc.	355,497
41,664	Maple Leaf Foods, Inc.	518,736
1,700	March Networks Corp.(b)	7,457
1,900	Marsulex, Inc.	28,375
35,998	Martinrea International, Inc.(b)	324,159
35,000	MEGA Brands, Inc.(b)	20,346
88,621	Mega Uranium Ltd.(b)	47,769
26,300	Mercator Minerals Ltd.(b)	97,567
34,700	Methanex Corp.	1,121,887
42,625	Metro, Inc. - Class A	2,085,861
10,649	Midway Energy Ltd.(b)	51,773
21,343	Migao Corp.(b)	155,197
6,123	Minco Silver Corp.(b)	40,253
15,450	Minefinders Corp.(b)	259,800
10,731	Miranda Technologies, Inc.(b)	81,547
175,600	Morguard Real Estate Investment Trust	2,800,617
11,353	Morneau Shepell, Inc.	123,591
3,800	Mosaid Technologies, Inc.	120,850
44,077	Mullen Group Ltd.	988,547
24,537	NAL Energy Corp.	323,391
11,200	Neo Material Technologies, Inc.(b)	115,889
10,100	Nevada Copper Corp.(b)	60,847
154,800	New Gold, Inc.(b)	1,739,179
30,088	Newalta, Inc.	417,540
22,900	NGEx Resources, Inc.(b)	80,113
9,200	Niko Resources Ltd.	777,403
7,300	Norbord, Inc.(b)	102,307
27,700	Nordion, Inc.	324,970
7,535	North American Energy Partners, Inc.(b)	85,691
18,000	North American Palladium Ltd.(b)	115,479
3,126	North West Co. Inc., (The)	65,351
10,624	Northern Dynasty Minerals Ltd.(b)	144,176
133,500	Northern Property Real Estate Investment Trust	4,189,204
141,230	Northgate Minerals Corp.(b)	422,429
17,299	Northland Power, Inc.	292,354
2,519	Northwest Healthcare Properties Real Estate Investment Trust	32,348
19,800	Novagold Resources, Inc.(b)	254,890
45,901	NuVista Energy Ltd.	463,789
147,378	OceanaGold Corp.(b)	431,472
11,000	Oncolytics Biotech, Inc.(b)	66,966
25,600	Onex Corp.	960,524
13,126	Open Range Energy Corp.(b)	73,111
11,100	Open Text Corp.(b)(e)	679,973

Shares		Value

CANADA (continued)
1,052	Open Text Corp.(b)(e)	$64,382
147,500	Opti Canada, Inc.(b)	37,415
39,961	Orleans Energy Ltd.(b)	114,036
31,100	Oromin Explorations Ltd.(b)	39,444
57,165	Orvana Minerals Corp.(b)	195,756
5,095	Pace Oil and Gas Ltd.(b)	47,388
5,800	Paladin Labs, Inc.(b)	245,204
21,700	PAN American Silver Corp.	782,773
15,900	Paramount Resources Ltd. - Class A(b)	494,065
1,300	Parex Resources, Inc.(b)	9,934
4,058	Parkland Fuel Corp.	52,197
471,246	Pason Systems, Inc.	7,720,037
13,375	Patheon, Inc.(b)	32,089
5,500	Peak Energy Services Ltd.(b)	5,406
32,800	Pembina Pipeline Corp.	799,070
25,327	Pengrowth Energy Corp.	357,627
19,769	Peregrine Diamonds Ltd.(b)	45,549
46,802	Perpetual Energy, Inc.	204,788
5,379	Petaquilla Minerals Ltd.(b)	4,946
39,527	PetroBakken Energy Ltd. - Class A	750,309
44,766	Petrobank Energy & Resources Ltd.(b)	947,223
22,117	Petrominerales Ltd.	846,437
8,300	Peyto Exploration & Development Corp.	176,675
113,000	Phoscan Chemical Corp.(b)	66,882
2,632	PHX Energy Services Corp.	34,439
20,021	Plutonic Power Corp.(b)	47,611
2,500	Points International Ltd.(b)	26,951
489	Precision Drilling Corp.(b)(e)	7,403
98,538	Precision Drilling Corp.(b)(e)	1,492,416
7,351	Premium Brands Holdings Corp.	127,185
9,616	Primero Mining Corp.(b)	47,056
94,819	Progress Energy Resources Corp.	1,296,790
15,178	Provident Energy Ltd.	142,933
20,067	Pulse Seismic, Inc.(b)	47,508
9,775	QLT, Inc.(b)	79,861
94,695	Quadra FNX Mining Ltd.(b)	1,554,313
19,200	Quebecor, Inc. - Class B	682,040
8,500	Queenston Mining, Inc.(b)	70,073
73,300	Questerre Energy Corp.(b)	84,444
2,000	Reitmans (Canada) Ltd.	35,428
16,300	Reitmans (Canada) Ltd. - Class A	300,624
1,877	Resverlogix Corp.(b)	3,849
4,000	Richelieu Hardware Ltd.	126,830
12,800	Richmont Mines, Inc.(b)	124,598
21,829	Riocan Real Estate Investment Trust	584,860
12,906	Ritchie Bros. Auctioneers, Inc.	404,579
9,531	Rock Energy, Inc.(b)	50,770
2,900	Rocky Mountain Dealerships, Inc.	30,467

10

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

CANADA (continued)
21,352	Rogers Sugar, Inc.	$120,960
65,449	RONA, Inc.	956,677
200	RuggedCom, Inc.(b)	4,344
26,189	Russel Metals, Inc.	719,668
14,890	Sabina Gold & Silver Corp.(b)	115,198
42,030	San Gold Corp.(b)	127,936
188,000	Sandvine Corp.(b)	474,893
41,381	Savanna Energy Services Corp.(b)	450,920
44,000	Scorpio Mining Corp.(b)	57,665
33,400	SEMAFO, Inc.(b)	283,820
13,425	ShawCor Ltd. - Class A	480,442
157,400	Sherritt International Corp.	1,330,867
16,255	Sierra Wireless, Inc.(b)	192,933
6,800	Silver Standard Resources, Inc.(b)	236,525
26,400	Silvercorp Metals, Inc.	359,385
637	Softchoice Corp.(b)	5,676
19,435	Sonde Resources Corp.(b)	62,445
116,921	Southern Pacific Resource Corp.(b)	229,851
21,016	SouthGobi Resources Ltd.(b)	263,880
48,414	Sprott Resource Corp.(b)	251,242
63,270	Sprott Resource Lending Corp.(b)	115,687
7,120	Sprott, Inc.	69,458
50,200	St. Andrew Goldfields Ltd.(b)	56,771
17,519	Stantec, Inc.(b)	552,150
940	Stella-Jones, Inc.	38,240
36,093	Stornoway Diamond Corp.(b)	86,213
35,700	Sulliden Gold Corp. Ltd.(b)	77,728
22,045	SunOpta, Inc.(b)	156,108
20,400	Superior Plus Corp.	237,387
8,300	Tanzanian Royalty Exploration Corp.(b)	60,266
59,200	Taseko Mines Ltd.(b)	312,847
28,284	Tembec, Inc.(b)	161,127
11,000	Terra Energy Corp.(b)	12,091
8,500	Theratechnologies, Inc.(b)	39,529
68,522	Thompson Creek Metals Co., Inc.(b)	842,267
11,300	TMX Group, Inc.	484,414
38,711	Torex Gold Resources, Inc.(b)	74,464
26,355	Toromont Industries Ltd.	918,379
24,298	Torstar Corp. - Class B	359,019
11,903	Total Energy Services, Inc.	199,400
104,000	TransAlta Corp.	2,317,096
32,696	Transcontinental, Inc. - Class A	503,839
35,827	TransForce, Inc.	533,533
19,100	Transglobe Energy Corp.(b)	278,783
30,500	Trican Well Service Ltd.	751,741
8,600	Trilogy Energy Corp.	207,149
57,700	Trinidad Drilling Ltd.	661,066
44,373	Twin Butte Energy Ltd.(b)	134,130
53,440	Uex Corp.(b)	55,352
7,341	Uni-Select, Inc.	212,979

Shares		Value

CANADA (continued)
181,100	Uranium One, Inc.	$754,145
23,000	Ur-Energy, Inc.(b)	36,707
4,055	Valener, Inc.	70,844
14,446	Vector Aerospace Corp.(b)	196,807
19,488	Veresen, Inc.	280,121
16,667	Vermilion Energy, Inc.	894,872
20,060	Vero Energy, Inc.(b)	128,270
637	Vicwest, Inc.	10,671
4,420	Virginia Mines, Inc.(b)	44,613
193,854	Viterra, Inc.	2,329,567
800	Wajax Corp.	34,464
36,361	Wesdome Gold Mines Ltd.	112,601
17,896	West Fraser Timber Co. Ltd.	1,017,603
38,338	Western Forest Products, Inc.(b)	44,571
2,826	Westfire Energy Ltd.(b)	25,478
6,300	Westjet Airlines Ltd.	95,084
9,385	Westport Innovations, Inc.(b)	237,365
34,300	Wi-Lan, Inc.	216,426
11,348	Winpak Ltd.	142,127
16,179	Winstar Resources Ltd.(b)	69,425
1,616	Xtreme Coil Drilling Corp.(b)	9,821
252,675	Yellow Media, Inc.	1,271,186
15,772	YM Biosciences, Inc.(b)	52,343
61,000	Yukon-Nevada Gold Corp.(b)	35,459
481	Zargon Oil & Gas Ltd.	11,454
62,000	Zarlink Semiconductor, Inc.(b)	159,235

		131,986,296

CAYMAN ISLANDS — 0.0%
51,013	Endeavour Mining Corp.(b)	128,860
68,617	Siem Offshore, Inc.(b)	159,556

		288,416

CHILE — 0.2%
414,369	AES Gener SA	253,706
135,844	Aguas Andinas SA - Class A	75,526
164,971	Banmedica SA	333,202
114,351	Besalco SA	238,755
18,632	Cementos BIO BIO SA	42,690
23,013	Cia Cervecerias Unidas SA	277,775
49,566	Cia General de Electricidad	301,304
126,976	Cia Sudamericana de Vapores SA	101,189
1,731,940	Colbun SA	521,820
50,487,302	CorpBanca SA	801,854
17,867	Cristalerias de Chile SA	244,461
61,317	E.CL SA	165,581
18,878	Embotelladora Andina SA - Class A, Preference Shares	76,668
24,008	Embotelladora Andina SA - Class B, Preference Shares	117,941
32,067	Empresa Nacional de Telecom Chile SA	647,956
1,192,791	Empresas Iansa SA(b)	145,275
126,453	Empresas La Polar SA	709,422

11

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

CHILE (continued)
20,702	Forus SA	$78,213
12,790	Gasco SA	86,109
200,535	Industrias Forestales SA(b)	73,603
448,016	Inversiones Aguas Metropolitanas SA	733,639
594,900	Madeco SA(b)	34,806
502,005	Masisa SA(b)	82,303
92,654	Multiexport Foods SA(b)	44,863
3,570	Parque Arauco SA	8,218
119,886	PAZ Corp. SA(b)	136,583
254,993	Ripley Corp. SA(b)	342,243
58,002	Salfacorp SA	224,135
113,830	Sigdo Koppers SA	247,215
246,844	Socovesa SA	187,145
130,300	Sonda SA	374,841
186,725	Vina Concha y Toro SA	468,141
853,398	Vina San Pedro SA	7,821

		8,185,003

CHINA — 0.5%
132,000	361 Degrees International Ltd.	87,703
98,000	A8 Digital Music Holdings Ltd.	30,663
150,000	AAC Acoustic Technologies Holdings, Inc.	392,081
402,000	Agile Property Holdings Ltd.	653,242
31,000	Ajisen China Holdings Ltd.	61,870
111,000	Alibaba.com Ltd.	196,952
454,000	Angang Steel Co. Ltd. - H Shares	582,827
70,000	Anhui Expressway Co. Ltd. - H Shares	58,587
86,000	Anhui Tianda Oil Pipe Co. Ltd. - H Shares	33,110
68,000	Anta Sports Products Ltd.	109,973
208,000	Anton Oilfield Services Group	42,584
232,500	Asia Cement China Holdings Corp.(b)	188,904
96,000	Aupu Group Holding Co. Ltd.	11,249
552,000	AviChina Industry & Technology Co. - H Shares(b)	344,012
124,000	Baoye Group Co. Ltd. - H Shares	83,824
112,000	BaWang International Group Holding Ltd.	31,294
241,500	BBMG Corp. - H Shares	397,408
478,000	Beijing Capital Land Ltd. - H Shares	163,719
34,000	Beijing Jingkelong Co. Ltd. - H Shares	43,779
406,000	Beijing North Star Co. Ltd. - H Shares	99,327
23,500	BYD Co. Ltd. - H Shares(b)	85,028
330,500	BYD Electronic International Co. Ltd.	177,033
516,000	China Aoyuan Property Group Ltd.	87,703

Shares		Value

CHINA (continued)
55,000	China Automation Group Ltd.	$48,157
562,000	China Communications Services Corp. Ltd. - H Shares	343,007
168,000	China Huiyuan Juice Group Ltd.	110,324
22,000	China Lilang Ltd.	31,274
179,000	China Longyuan Power Group Corp. - H Shares	183,927
34,400	China Medical System Holdings Ltd.	36,543
61,200	China Metal Recycling Holdings Ltd.	84,949
419,678	China Molybdenum Co. Ltd. - H Shares	376,109
400,084	China National Building Material Co. Ltd. - H Shares	842,797
324,000	China National Materials Co. Ltd. - H Shares	319,150
200,000	China Nickel Resources Holding Co. Ltd.	31,676
58,000	China Qinfa Group Ltd.(b)	33,980
406,000	China Rare Earth Holdings Ltd.(b)	175,130
1,164,600	China Resources Microelec- tronics Ltd.(b)	57,733
491,488	China Shanshui Cement Group Ltd.	550,580
54,000	China Shineway Pharmaceutical Group Ltd.	130,859
1,119,093	China Shipping Container Lines Co. Ltd. - H Shares(b)	446,701
514,000	China Shipping Development Co. Ltd. - H Shares	540,722
88,000	China Singyes Solar Technologies Holdings Ltd.	83,850
188,000	China Southern Airlines Co. Ltd. - H Shares(b)	98,282
246,000	China Sunshine Paper Holdings Co. Ltd.	74,121
127,000	China Sunsine Chemical Holdings Ltd.	28,014
278,000	China Taisan Technology Group Holdings Ltd.	35,203
152,000	China Wireless Technologies Ltd.	58,716
41,000	China XLX Fertiliser Ltd.	14,403
179,000	China Yurun Food Group Ltd.	655,728
500,800	China Zhongwang Holdings Ltd.	257,292
140,000	Chinasoft International Ltd.(b)	34,431
264,000	Chongqing Iron & Steel Co. Ltd. - H Shares(b)	69,686
314,000	Chongqing Machinery & Electric Co. Ltd.	112,399
58,000	Comtec Solar Systems Group Ltd.	34,653
1,247,200	Country Garden Holdings Co.	505,866

12

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

CHINA (continued)
442,000	Dalian Port PDA Co. Ltd. - H Shares	$173,015
101,000	Delong Holdings Ltd.(b)	37,131
25,600	Dongfang Electric Corp. Ltd. - H Shares	84,221
237,000	Dongyue Group	249,931
126,000	ENN Energy Holdings Ltd.	431,560
666,000	Evergrande Real Estate Group Ltd.	474,229
28,500	Fantasia Holdings Group Co. Ltd.	4,771
120,000	First Tractor Co. Ltd. - H shares	165,331
620,500	Fosun International	489,769
148,000	Golden Eagle Retail Group Ltd.	387,806
342,500	Great Wall Motor Co. Ltd. - H Shares	613,887
202,000	Great Wall Technology Co. Ltd. - H Shares	100,399
327,000	Greentown China Holdings Ltd.	327,579
644,000	Guangshen Railway Co. Ltd. - H Shares	255,403
241,753	Guangzhou Automobile Group Co. Ltd. - H Shares	272,998
32,000	Guangzhou Pharmaceutical Co. Ltd. - H Shares	36,136
280,731	Guangzhou R&F Properties Co. Ltd. - H Shares	382,441
48,000	Guangzhou Shipyard International Co. Ltd. - H Shares	89,124
53,000	Hainan Meilan International Airport Co. Ltd. - H Shares	61,215
86,000	Haitian International Holdings Ltd.	127,346
324,000	Harbin Power Equipment Co. Ltd. - H Shares	312,475
323,000	Hidili Industry International Development Ltd.	326,483
644,000	Honghua Group Ltd.(b)	83,752
124,000	Huadian Power International Co. - H Shares	26,664
448,000	Hunan Non-Ferrous Metal Corp. Ltd. - H Shares(b)	194,977
37,500	International Mining Machinery Holdings Ltd.(b)	38,629
141,000	Intime Department Store Group Co. Ltd.	220,044
363,000	JES International Holdings Ltd.(b)	87,484
178,000	Jiangsu Expressway Co. Ltd. - H Shares	188,629
92,000	Jingwei Textile Machinery - H Shares(b)	91,689
171,000	Kaisa Group Holdings Ltd.(b)	69,358
163,000	Kasen International Holdings Ltd.(b)	30,853
228,000	Kingdee International Software Group Co. Ltd.	146,202

Shares		Value

CHINA (continued)
139,000	Kingsoft Corp. Ltd.	$90,564
778,722	Lenovo Group Ltd.	453,220
263,000	Li Heng Chemical Fibre Technologies Ltd.	37,601
88,000	Li Ning Co. Ltd.	150,703
29,000	Lianhua Supermarket Holdings Co. Ltd. - H Shares	117,998
140,000	Lingbao Gold Co. Ltd. - H Shares	114,470
41,000	Little Sheep Group Ltd.(c)	26,396
167,947	Longfor Properties Co. Ltd.	267,720
774,000	Maanshan Iron & Steel - H Shares	407,618
62,000	Maoye International Holdings Ltd.	31,374
34,000	Nanjing Panda Electronics Co. Ltd. - H Shares(b)	10,025
88,000	Pacific Online	52,576
236,000	Pacific Textile Holdings Ltd.	152,851
138,000	Pan Asia Environmental Protection Group Ltd.	25,055
72,000	Parkson Retail Group Ltd.	110,509
256,000	PCD Stores Group Ltd.	68,563
129,000	Peak Sport Products Co. Ltd.	98,333
62,000	Powerlong Real Estate Holdings Ltd.	19,319
316,000	Qingling Motors Co. Ltd. - H Shares	112,301
261,000	Qunxing Paper Holdings Co. Ltd.(b)(c)	73,263
224,000	Regent Manner International Ltd.	80,760
2,215,430	Renhe Commercial Holdings Co. Ltd.	379,401
15,000	Sany Heavy Equipment International Holdings Co. Ltd.	26,615
8,091,806	Semiconductor Manufacturing International Corp.(b)	729,344
142,500	Shandong Chenming Paper Holdings Ltd. - H Shares	120,367
43,600	Shandong Molong Petroleum Machinery Co. Ltd. - H Shares(b)	50,863
36,000	Shandong Xinhua Pharmaceutical Co. Ltd. - H Shares	13,675
604,000	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	126,769
336,000	Shanghai Prime Machinery Co. Ltd. - H Shares(b)	73,116
48,000	Shengli Oil & Gas Pipe Holdings Ltd.	9,518
22,000	Shenguan Holdings Group Ltd.	29,234
42,500	Shenji Group Kunming Machine Tool Co. Ltd. - H Shares	25,830

13

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

CHINA (continued)
72,000	Shenzhen Expressway Co. Ltd. - H Shares	$48,023
130,000	Shenzhou International Group Holdings Ltd.	150,987
1,312,765	Shui On Land Ltd.	581,479
116,000	Sichuan Expressway Co. Ltd. - H Shares	70,201
26,000	Silver Base Group Holdings Ltd.	21,393
784,000	Sino Dragon New Energy Holdings Ltd.(b)	98,931
1,481,060	Sino-Ocean Land Holdings Ltd.	841,008
348,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	168,483
234,000	Sinopec Yizheng Chemical Fibre Co. Ltd. - H Shares(b)	100,033
44,093	Sinopharm Group Co.	152,725
93,000	Sinostar PEC Holdings Ltd.(b)	12,156
357,500	Sinotel Technologies Ltd.(b)	78,857
735,000	Sinotrans Ltd. - H Shares	179,817
262,000	Sinotruk Hong Kong Ltd.	217,257
644,500	Soho China Ltd.	556,845
69,000	Sound Global Ltd.(b)	42,278
136,000	SPG Land Holdings Ltd.	60,590
182,000	Sunny Optical Technology Group Co. Ltd.	56,712
136,000	SunVic Chemical Holdings Ltd.(b)	89,996
85,000	Tiangong International Co. Ltd.	76,723
116,000	Tianjin Capital Environmental Protection Group Co. Ltd. - H Shares	38,536
220,000	Tianneng Power International Ltd.	116,144
201,000	Travelsky Technology Ltd. - H Shares	202,909
32,000	Tsingtao Brewery Co. Ltd. - H Shares	169,966
345,000	Uni-President China Holdings Ltd.	198,127
201,000	Weiqiao Textile Co. Ltd. - H Shares	181,169
58,000	West China Cement Ltd.	23,898
1,000	Wumart Stores, Inc.(b)	2,292
370,000	Wuyi International Pharmaceutical Co. Ltd.	34,302
400,000	Xiamen International Port Co. Ltd. - H Shares	84,983
198,000	Xingda International Holdings Ltd.	228,435
90,000	Xingye Copper International Group Ltd.	18,658
211,000	Xinhua Winshare Publishing and Media Co. Ltd. - H Shares	116,283
270,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares	163,052
6,000	Yuzhou Properties Co.	1,986

Shares		Value

CHINA (continued)
51,500	Zhaojin Mining Industry Co. Ltd. - H Shares(b)	$238,394
192,000	Zhejiang Expressway Co. Ltd. - H Shares	158,470
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)(c)(d)	12,773
193,000	Zhong An Real Estate Ltd.(b)	40,756
21,000	Zhongsheng Group Holdings Ltd.(b)	39,370
58,000	Zhuzhou CSR Times Electric Co. Ltd. - H Shares	229,648

		26,941,261

CYPRUS — 0.0%
185,538	Bank of Cyprus Public Co. Ltd.	676,033
39,567	Deep Sea Supply Plc(b)	106,712
294,565	Marfin Popular Bank Public Co. Ltd.	357,762
29,500	ProSafe SE	239,527
50,396	Seabird Exploration Ltd.(b)	25,935
105,209	Songa Offshore SE(b)	643,695

		2,049,664

DENMARK — 0.3%
1,821	ALK-Abello A/S	110,668
23,469	Alm Brand A/S(b)	52,670
8,231	Amagerbanken A/S(b)(c)(d)	0
458	Ambu A/S - Class B	13,007
5,543	Auriga Industries - Class B	105,684
10,756	Bang & Olufsen A/S(b)	168,760
3,037	Bavarian Nordic A/S(b)	69,967
154,433	Christian Hansen Holding A/S	3,517,997
16,963	D/S Norden	607,759
4,839	D/S Torm A/S(b)	31,551
23,636	Danisco A/S	3,135,757
1,723	DFDS A/S	148,172
158	DiBa Bank A/S(b)	1,883
5,554	DLH A/S - Class B(b)	14,229
38,254	DSV A/S	999,826
4,088	East Asiatic Co. Ltd. A/S	135,993
2,200	Fionia Bank A/S(b)(c)(d)	0
10,914	FLSmidth & Co. A/S	984,083
5,303	Genmab A/S(b)	57,294
84,755	GN Store Nord A/S	840,800
20,148	Greentech Energy Systems(b)	75,228
6,985	H. Lundbeck A/S	168,275
2,058	H+H International A/S - Class B(b)	24,728
2,374	Harboes Bryggeri A/S - Class B	59,879
956	IC Companys A/S	43,100
35,818	Jyske Bank A/S(b)	1,780,550
3,231	NeuroSearch A/S(b)	34,010
9,765	NKT Holding A/S	601,016
1,170	Nordjyske Bank A/S	23,237
250	Norresundby Bank A/S	8,466
2,385	Parken Sport & Entertainment A/S(b)	50,210

14

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

DENMARK (continued)
656	PER Aarsleff A/S - Class B	$58,368
1,685	Ringkjoebing Landbobank A/S	234,256
1,735	Rockwool International A/S - Class B	229,319
1,436	Royal UNIBREW A/S	106,094
303	Sanistal A/S - Class B(b)	2,010
1,317	Satair A/S	100,964
6,597	Schouw & Co.	195,875
930	SimCorp A/S	169,004
5,327	Sjaelso Gruppen(b)	9,945
2,156	Solar Holdings A/S - Class B	188,834
13,245	Spar Nord Bank A/S(b)	132,842
38	Sparbank(b)	551
100	Sparekassen Faaborg A/S(b)	11,618
35,169	Sydbank A/S	1,019,776
1,362	Thrane & Thrane A/S	68,166
33	Tivoli A/S(b)	21,353
14,351	TK Development(b)	66,409
2,922	Topdanmark A/S(b)	536,802
57,742	TopoTarget A/S(b)	27,982
50,230	Topsil Semiconductor Materials(b)	11,871
1,893	Tryg A/S	120,646
2,586	Vestjysk Bank A/S(b)	27,221

		17,204,705

FINLAND — 3.1%
16,339	Ahlstrom Oyj	431,980
6,768	Alma Media Corp.	78,993
44,161	Amer Sports Oyj - Class A	724,079
1,602	Aspo Oyj	17,749
229	Aspo Oyj - NPV Shares(c)	2,537
2,460	Atria Plc	29,222
1,400	Bank of Aland Plc - Class B(b)	35,770
1,242	BasWare Oyj	48,473
17,038	Cargotec Corp. - Class B	955,430
576	Componenta Oyj(b)	5,511
9,068	Cramo Oyj	240,282
8,108	Digia Plc	47,076
25,098	Elisa Oyj	604,077
37,622	Finnair Oyj(b)	202,835
4,499	Finnlines Oyj(b)	52,044
10,741	Fiskars Oyj Abp	265,681
11,650	F-Secure Oyj	44,692
3,898	Glaston Oyj Abp(b)	6,409
12,586	HKScan Oyj - A Shares	125,646
30,874	Huhtamaki Oyj	431,683
2,336	Ilkka-Yhtyma Oyj	27,368
42,204	Kemira Oyj	772,005
35,923	Kesko Oyj - Class B	1,864,921
12,000	Konecranes Oyj	577,116
6,679	Lassila & Tikanoja Oyj	127,516
3,203	Lemminkainen Oyj	126,241
2,192,127	Metso Oyj(d)	134,420,585
138,497	M-real Oyj - B Shares	654,381
29,792	Neste Oil Oyj	563,937

Shares		Value

FINLAND (continued)
25,231	Nokian Renkaat Oyj	$1,307,983
7,038	Okmetic Oyj	65,882
3,700	Olvi Oyj - Class A	99,576
44,798	Oriola-KD Oyj - Class B	195,077
4,629	Orion Oyj - Class A	114,705
11,005	Orion Oyj - Class B	273,515
89,644	Outokumpu Oyj	1,492,407
4,487	Outotec Oyj	284,379
3,885	PKC Group Oyj	92,759
62,637	Pohjola Bank Plc	929,605
1,080	Ponsse Oyj	17,692
7,300	Poyry Oyj	124,343
50,572	Raisio Plc - V Shares	193,254
34,032	Ramirent Oyj	579,676
6,650	Rapala VMC Oyj	66,781
42,825	Rautaruukki Oyj	1,110,665
53,123	Ruukki Group Oyj(b)	133,762
23,664	Sanoma Oyj	491,751
740	Scanfil Oyj	3,058
2,130	SRV Group Plc	21,863
3,193	Stockman Oyj Abp - Class A	116,341
13,158	Stockman Oyj Abp - Class B	403,812
407,216	Stora Enso Oyj - Class R	4,906,617
30,333	Talvivaara Mining Co. Plc(b)	269,292
5,683	Tecnotree Oyj(b)	3,704
675	Teleste Oyj	4,189
26,239	Tieto Oyj	483,856
5,260	Tikkurila Oy	125,277
191,442	UPM-Kymmene Oyj	3,924,398
6,537	Uponor Oyj	127,516
1,578	Vacon Plc	109,150
1,874	Vaisala Oyj - Class A	63,147
39,936	Wartsila Oyj	1,569,875
45,716	YIT Oyj	1,370,498

		164,560,644

FRANCE — 3.9%
3,017	ABC Arbitrage	33,247
24,037	Accor SA	1,068,074
4,525	Aeroports de Paris	433,633
481	Affine SA REIT	15,930
71,687	Air France-KLM(b)	1,265,127
1,039,619	Alcatel-Lucent(b)	6,702,898
902	Ales Groupe	18,891
3,590	Altamir Amboise(b)	44,134
4,199	Alten Ltd.	172,245
1,321	ANF Immobilier REIT	68,892
1,003	April Group	32,297
23,193	Arkema SA	2,416,689
4,828	Assystem	126,501
14,721	Atos Origin SA(b)	907,157
1,591	Audika SA	47,625
1,151	Aurea SA	15,411
1,370	Avanquest Software(b)	5,783
18,295	Avenir Telecom	24,388
2,749	Beneteau SA	58,999

15

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

FRANCE (continued)
2,244	BioMerieux	$244,126
61,344	Boiron SA(d)	2,730,337
1,340	Bonduelle SCA	135,637
2,102	Bongrain SA	205,483
15,467	Bourbon SA	732,515
1,582	Boursorama(b)	20,901
8,888	Bureau Veritas SA	766,831
2,823	Canal Plus	23,081
56,186	Cap Gemini SA	3,404,947
590	Cegedim SA	37,149
2,131	Cegid Group	73,195
4,247	Ciments Francais SA	448,887
4,189	Club Mediterranee SA(b)	97,629
100,557	Compagnie Generale de Geophysique-Veritas(b)	3,555,948
804	Damartex SA	27,640
10,333	Dassault Systemes SA	840,537
863	Delachaux SA	97,721
17,041	Derichebourg SA(b)	161,412
1,145	Devoteam SA(b)	31,714
19,445	Edenred(b)	603,093
4,090	EDF Energies Nouvelles SA	243,286
12,611	Eiffage SA	872,020
845	Electricite de Strasbourg	151,716
332	Entrepose Contracting	45,825
517	Eramet	203,538
486	Esso Ste Anonyme Francaise	68,385
8,604	Etablissements Maurel Et Prom	183,384
392	Etam Developpement SA(b)	18,812
38,319	Euler Hermes SA(b)	4,084,749
3,834	Euro Disney SCA Non-Registered Shares(b)	48,612
817	Eurofins Scientific	88,047
13,937	Eutelsat Communications	601,222
1,226	Exel Industries SA - Class A	77,720
1,115	Faiveley Transport	113,622
5,022	Faurecia(b)	207,158
2,609	Fimalac	117,669
539	Fleury Michon SA	29,459
521	Flo Groupe(b)	5,201
5,318	Fonciere Des Regions REIT	603,360
8,594	GameLoft SA(b)	62,627
202	Gaumont SA	13,927
3,888	Gecina SA REIT	560,611
17,453	Gemalto NV	894,558
5,811	GFI Informatique(b)	33,137
3,341	GL Events	128,662
159,247	Groupe Eurotunnel SA	1,730,100
9,873	Groupe Partouche SA(b)	39,483
10,663	Groupe Steria SCA	353,854
285	Guerbet	29,296
1,226	Guyenne et Gascogne SA	176,886
4,607	Haulotte Group SA(b)	102,150
125,206	Havas SA	713,979
4,715	ICADE REIT	604,852
2,382	Iliad SA	306,204

Shares		Value

FRANCE (continued)
10,335	Imerys SA	$800,746
5,090	IMS International Metal Service(b)	132,951
4,817	Ingenico	239,048
189	Inter Parfums SA(b)	7,488
113,180	IPSOS	5,884,052
16,879	JC Decaux SA(b)	589,759
54	Kaufman & Broad SA(b)	1,958
19,633	Klepierre REIT	806,664
2,540	Korian	63,843
33,602	Lagardere SCA	1,475,422
863	Laurent-Perrier	110,184
902	LISI	87,575
8,402	M6-Metropole Television	223,070
4,416	Manitou BF SA(b)	149,326
860	Manutan International	68,173
89,364	Medica SA(b)	1,843,798
1,668	Meetic	37,602
106,195	Mersen	6,455,222
4,932	METabolic Explorer SA(b)	46,241
6,018	Modelabs Group(b)	31,821
1,975	MR Bricolage	40,369
455	Naturex	34,707
115,935	Neopost SA	11,062,035
79,336	Nexans SA	8,408,923
14,322	Nexity	778,519
1,118	Norbert Dentressangle SA	131,597
7,303	NRJ Group	86,751
10,683	Oeneo(b)	35,760
6,698	Orpea	334,875
25,532	PagesJaunes Groupe	266,192
1,368	Parrot SA(b)	51,466
79,580	Peugeot SA(b)	3,613,897
1,554	Pierre & Vacances	138,632
3,304	Plastic-Omnium SA	316,624
405	Publicis Groupe	22,951
11,954	Rallye SA	628,818
6,947	Recylex SA(b)	71,512
4,460	Remy Cointreau SA	367,554
88,196	Rexel SA(b)	2,416,034
17,294	Rhodia SA	806,234
23,448	Rubis	2,882,595
2,968	Sa Des Ciments Vicat(b)	270,929
2,979	Saft Groupe SA	136,783
1,023	Sartorius Stedim Biotech	64,018
118,128	SCOR SE	3,608,665
6,382	SEB SA	701,580
1,243	Seche Environnement SA	118,768
2,300	Sechilienne-Sidec	67,281
11,012	Sequana	188,793
6,704	Societe BIC SA	651,782
2,776	Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	416,307
25,336	Societe Television Francaise 1	475,460
16,292	SOITEC(b)	264,596

16

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

FRANCE (continued)
806	Somfy SA	$249,327
811	Sopra Group SA	95,436
2,241	Ste Industrielle d’Aviation Latecoere SA(b)	37,076
1,316	STEF-TFE	86,739
62	Sucriere de Pithiviers-Le-Vieil	76,679
1,777	Sword Group	58,273
594	Synergie SA	19,400
25,071	Technicolor SA(b)	191,686
8,354	Technip SA	942,369
10,235	Teleperformance	390,587
48,274	Thales SA	2,132,522
2	Total Gabon	1,118
749	Transgene SA(b)	13,756
3,123	Trigano SA	111,663
30,673	UBISOFT Entertainment(b)	307,934
1,036	Union Financiere de France BQE SA	49,333
20,418	Valeo SA(b)	1,300,262
834,200	Vallourec SA(d)	104,023,251
1,234	Viel et Compagnie	6,415
765	Vilmorin & Cie	96,878
1,248	Virbac SA	230,136
113	VM Materiaux SA	7,523
424	Vranken - Pommery Monopole	22,043
4,045	Zodiac Aerospace	317,537

		210,494,708

GERMANY — 1.8%
21,105	Aareal Bank AG(b)	639,886
2,064	Adlink Internet Media AG(b)	10,088
14,628	ADVA AG Optical Networking(b)	113,835
2,193	Advanced Inflight Allianz AG	11,369
652	Agennix AG(b)	3,428
3,784	Air Berlin Plc(b)	16,904
16,739	Aixtron AG	714,039
4,017	Alstria Office AG REIT	63,663
337	Amadeus Fire AG	16,382
12,822	Arques Industries AG(b)	78,909
94	AS Creation Tapeten	4,175
3,371	Asian Bamboo AG	169,761
5,131	Augusta Technologie AG	151,236
14,764	Aurubis AG	872,413
1,757	Axel Springer AG	287,824
3,979	Baader Bank AG	17,904
8,483	Balda AG(b)	113,082
1,066	Bauer AG	57,109
6,093	BayWa AG	287,435
5,853	Bechtle AG	278,714
1,174	Bertrandt AG	85,944
106,228	Bilfinger Berger AG(b)	10,253,838
1,034	Biotest AG	73,130
16,137	Borussia Dortmund GmbH & Co. KGAA(b)	74,094
14,222	Carl Zeiss Meditec AG	309,444

Shares		Value

GERMANY (continued)
34,358	Celesio AG	$833,060
2,610	Cenit AG	21,069
5,025	Centrosolar Group AG(b)	39,082
2,684	CENTROTEC Sustainable AG(b)	94,038
2,564	Centrotherm Photovoltaics AG(b)	155,230
2,219	Cewe Color Holding AG	107,754
11,684	Comdirect Bank AG	144,676
1,627	CompuGroup Holding AG	27,532
76,470	Conergy AG(b)	44,173
346	Constantin Medien AG(b)	1,053
5,696	COR&FJA AG(b)	16,215
8,081	CropEnergies AG	65,304
2,420	CTS Eventim AG	181,370
4,797	Curanum AG(b)	16,342
8,573	DAB Bank AG	54,982
894	Delticom AG	97,193
3,835	Demag Cranes AG	206,164
2,298	Deutsche Beteiligungs AG	67,495
152,482	Deutsche Lufthansa AG	3,460,008
2,810	Deutsche Wohnen AG(b)	44,263
38,557	Deutz AG(b)	352,875
12,345	Dialog Semiconductor Plc(b)	257,633
13,164	Douglas Holdings AG	771,726
135	Draegerwerk AG & Co. KGaA	11,557
8,053	Drillisch AG	91,009
1,370	Duerr AG(b)	53,073
4,400	DVB Bank SE	162,927
499	Eckert & Ziegler AG	21,630
2,087	Elexis AG	52,782
6,649	Elmos Semiconductor AG(b)	109,118
125,764	ElringKlinger AG	4,411,939
988	Envitec Biogas AG(b)	15,226
4,012	Epigenomics AG(b)	9,627
1,842	Euromicron AG	56,898
42,200	Evotec AG(b)	190,889
52,667	Fielmann AG	5,546,358
24,470	Fraport AG Frankfurt Airport Services Worldwide	1,958,252
51,940	Freenet AG	661,607
1,320	Fuchs Petrolub AG	191,406
93,966	GEA Group AG	3,436,304
6,330	Generali Deutschland Holding AG	822,717
4,055	Gerresheimer AG	196,068
2,237	Gerry Weber International AG	145,787
1,842	Gesco AG	156,631
83,025	GFK AG	4,677,266
5,545	GFT Technologies AG	35,973
25,605	Gildemeister AG	649,464
4,499	Grammer AG(b)	125,944
2,949	Grenkeleasing AG	176,420
2,247	H&R WASAG AG	70,390
3,717	Hamborner AG REIT	41,236
4,192	Hamburger Hafen und Logistik AG	203,344

17

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

GERMANY (continued)
32,309	Hannover Rueckversicherung AG	$1,953,901
1,410	Hawesko Holding AG	72,886
19,085	Heidelberger Druckmaschinen AG(b)	85,171
5,183	Highlight Communications AG(b)	37,148
25,641	Hochtief AG	2,427,948
3,136	Homag Group AG(b)	75,944
11,123	Indus Holding AG	368,131
834	Interseroh SE.	62,691
1,492	Isra Vision AG	37,568
46,636	IVG Immobilien AG(b)	393,520
11,391	Jenoptik AG(b)	93,520
2,498	Kizoo AG	32,226
35,634	Kloeckner & Co. SE(b)	1,281,483
2,006	Koenig & Bauer AG(b)	48,668
18,243	Kontron AG	224,893
5,779	Krones AG(b)	467,781
210	KSB AG	187,565
4,869	KUKA AG(b)	132,984
1,410	KWS Saat AG	316,229
35,935	Lanxess AG	3,296,237
641	Leifheit AG	24,011
11,102	Leoni AG(b)	608,090
5,216	Loewe AG	48,672
860	LPKF Laser & Electronics AG	18,419
1,062	Manz Automation AG(b)	74,276
9,511	Medion AG	137,351
20,041	MLP AG	198,881
6,268	Morphosys AG(b)	184,285
60,758	MTU Aero Engines Holding AG(b)	4,657,078
504	Muehlbauer Holding AG & Co. KGaA(b)	30,271
6,195	MVV Energie AG	250,727
1,551	Nemetschek AG	69,734
255	OHB Technology AG	4,846
7,024	Patrizia Immobilien AG(b)	52,330
1,722	Pfeiffer Vacuum Technology AG	238,476
2,196	Pfleiderer AG(b)	2,280
1,862	Phoenix Solar AG	60,191
18,736	PNE Wind AG(b)	60,469
28,384	Praktiker Bau- und Heimwerk- ermaerkte AG	335,614
1,378	PSI AG Gesellschaft Fuer Produkte Und Systeme Der Informationstechnologie.	40,963
1,040	Puma AG	346,590
4,350	PVA TePla AG	29,857
23,844	QSC AG(b)	91,046
518	R Stahl AG	23,838
15,418	Rational AG(b)	4,262,415
746	REpower Systems AG	157,509
24,284	Rheinmetall AG	2,178,240
30,417	Rhoen Klinikum AG	695,831

Shares		Value

GERMANY (continued)
2,252	Roth & Rau AG(b)	$77,251
3,253	SAF-Holland SA(b)	39,365
1,579	SAG Solarstrom AG	10,987
18,813	Salzgitter AG	1,477,119
475	Sartorius AG	22,978
74	Schaltbau Holding AG	8,106
22,076	SGL Carbon AG(b)	1,177,125
1,503	Silicon Sensor International AG(b)	21,785
18,670	Singulus Technologies(b)	130,965
3,991	Sixt AG	202,018
1,083	SKW Stahl-Metallurgie Holding AG(b)	31,023
65,261	Sky Deutschland AG(b)	287,665
588	SMA Solar Technology AG	70,100
5,314	Software AG	1,005,500
3,620	Solar Millennium AG(b)	110,855
1,540	Solar-Fabrik AG(b)	10,105
44,281	Solarworld AG	710,634
571	Solon SE(b)	3,356
22,786	Stada Arzneimittel AG	1,008,267
904	STINAG Stuttgart Invest AG	24,382
2,302	Stratec Biomedical Systems AG	103,652
38,576	Suedzucker AG	1,189,877
8,661	Suess Microtec(b)	150,475
4,010	Sunways AG(b)	32,934
316,153	Symrise AG	10,428,390
12,272	TAG Immobilien AG(b)	130,563
5,579	Takkt AG	96,020
546	Telegate AG	6,982
226	Tipp24 SE(b)	10,851
21,467	Tognum AG	823,514
2,382	Tomorrow Focus AG(b)	17,288
109,287	TUI AG(b)	1,393,383
25,618	United Internet AG	498,397
4,979	Versatel AG(b)	50,155
1,861	Vossloh AG	267,539
4,337	VTG AG	110,713
902	Wacker Chemie AG	223,513
14,682	Wacker Neuson SE(b)	281,614
47,252	Wincor Nixdorf AG	3,905,297
11,575	Wirecard AG	218,676
1,163	Zhongde Waste Technology AG	15,538

		98,909,426

GIBRALTAR — 0.0%
45,999	Bwin.Party Digital Entertainment Plc(b)	117,173

GREECE — 0.2%
1,181	Aegean Airlines SA	3,445
94,086	Agriculture Bank of Greece(b)	64,104
44,148	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products	11,770
241,080	Alpha Bank AE(b)	1,406,880

18

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

GREECE (continued)
9,992	Anek Lines SA(b)	$2,812
1,098	Astir Palace Hotel SA(b)	3,513
5,236	Athens Medical Center SA(b)	3,490
2,823	Athens Water Supply & Sewage Co. SA (The)	22,077
22,994	Attica Bank(b)	29,630
7,868	Bank of Greece(b)	369,306
29,378	Coca-Cola Hellenic Bottling Co. SA	811,958
36,991	Corinth Pipeworks SA(b)	50,954
24,331	Diagnostic & Therapeutic Center of Athens Hygeia SA(b)	15,496
131,410	EFG Eurobank Ergasias SA(b)	739,625
49,950	Ellaktor SA	226,390
3,862	Elval Aluminium Process Co.(b)	7,551
5,308	Emporiki Bank SA(b)	9,670
3,298	Euromedica SA(b)	3,908
3,637	Folli Follie Group(b)	68,684
22,434	Forthnet SA(b)	15,285
6,358	Fourlis Holdings SA	52,265
9,171	Frigoglass SA	155,533
29,758	GEK Terna Holding Real Estate Construction SA	107,987
4,665	Geniki Bank(b)	8,706
3,107	Halcor SA(b)	3,405
7,525	Hellenic Exchanges SA Holding Clearing Settlement and Registry	60,187
36,869	Hellenic Petroleum SA	393,182
38,717	Hellenic Telecommunications Organization SA	459,340
6,924	Heracles General Cement Co.	43,073
2,248	Iaso SA	3,929
21,415	Intracom Holdings SA(b)	14,273
4,263	Intracom SA Technical & Steel Constructions(b)	5,746
21,020	Intralot SA-Integrated Lottery Systems & Services	75,033
17,378	JUMBO SA	140,280
6,779	Lambrakis Press SA(b)	2,410
2,850	Lamda Development SA(b)	15,999
281,877	Marfin Investment Group SA(b)	296,427
7,852	Metka SA	105,135
7,918	Motor Oil (Hellas) Corinth Refineries SA	104,963
37,770	Mytilineos Holdings SA(b)	300,974
18,137	National Bank of Greece SA(b)	140,766
31,166	OPAP SA	658,726
626,131	Piraeus Bank SA(b)	1,020,135
787	Piraeus Port Authority(b)	17,147
26,724	Proton Bank SA(b)	22,562
16,424	Public Power Corp. SA	271,726
3,062	S&B Industrial Minerals SA	21,271
5,750	Sarantis SA	28,360
13,412	Sidenor Steel Products Manufacturing Co. SA(b)	54,232

Shares		Value

GREECE (continued)
12,534	T Bank SA(b)	$2,970
3,630	Teletypos SA Mega Channel(b)	10,753
7,215	Terna Energy SA	33,128
1,070	Thessaloniki Port Authority SA	22,410
7,242	Titan Cement Co. SA	193,077
33,349	TT Hellenic Postbank SA(b)	143,245
40,949	Viohalco(b)	242,607

		9,098,510

HONG KONG — 1.4%
160,000	Alco Holdings Ltd.	72,931
78,000	Allan International Holdings Ltd.	38,165
30,000	Allied Group Ltd.	102,752
1,719,693	Allied Properties HK Ltd.	341,005
2,008,000	Amax Holdings Ltd.(b)	34,905
5,394,000	AMVIG Holdings Ltd.	3,896,390
128,000	Anxin-China Holdings Ltd.(b)	32,304
1,540,000	Apac Resources Ltd.(b)	89,232
56,000	APT Satellite Holdings Ltd.(b)	20,478
365,000	Artel Solutions Group Holdings Ltd.(b)	14,099
576,000	Artini China Co. Ltd.(b)	26,700
142,000	Asia Financial Holdings Ltd.	64,361
58,000	Asia Satellite Telecommuni- cations Holdings Ltd.	122,927
323,877	Asia Standard International Group Ltd.	73,815
40,000	Asian Citrus Holdings Ltd.	45,530
312,300	ASM Pacific Technology Ltd.	4,198,181
62,000	Associated International Hotels Ltd.(b)	134,119
958,000	Avic International Holding HK Ltd.(b)	50,575
42,000	Bauhaus International Holdings Ltd.	16,278
914,000	Beijing Capital International Airport Co. Ltd. - H Shares	450,748
89,000	Beijing Development HK Ltd.(b)	15,700
193,000	Beijing Enterprises Holdings Ltd.	1,025,109
315,000	Beijing Enterprises Water Group Ltd.(b)	99,372
256,000	Beijing Properties Holdings Ltd.(b)	23,404
504,000	Bel Global Resources Holdings Ltd.(b)	7,982
114,000	Bio-Dynamic Group Ltd.(b)	16,881
906,000	Birmingham International Holdings Ltd(b)	24,382
144,000	Bonjour Holdings Ltd.	25,031
696,000	Bosideng International Holdings Ltd.	220,462
218,000	Bossini International Holdings Ltd.	24,702

19

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

HONG KONG (continued)
317,000	Brightoil Petroleum Holdings Ltd.	$139,596
482,000	Brilliance China Automotive Holdings Ltd.(b)	469,199
994,000	Burwill Holdings Ltd.(b)	58,235
775,000	C C Land Holdings Ltd.	298,374
64,000	Cafe de Coral Holdings Ltd.	148,829
510,000	Capital Estate Ltd.(b)	24,626
500,000	Celestial Asia Securities Holdings Ltd.	33,478
204,000	Central China Real Estate Ltd.	56,475
187,900	Centron Telecom International Holdings Ltd.	44,760
646,800	Century City International Holdings Ltd.	49,970
425,000	Century Sunshine Group Holdings Ltd.	13,955
3,034,446	Champion Technology Holdings Ltd.	61,343
1,206,560	Chaoda Modern Agriculture Holdings Ltd.	750,386
840,000	Chaoyue Group Ltd.(b)	43,264
64,000	Chen Hsong Holdings	36,012
82,186	Cheuk Nang Holdings Ltd.	42,330
80,000	Chevalier International Holdings Ltd.	107,542
275,000	Chevalier Pacific Holdings Ltd.	9,207
1,010,000	Chia Tai Enterprises International Ltd.(b)	40,966
825,000	China Aerospace International Holdings Ltd.	98,793
460,798	China Agri-Industries Holdings Ltd.	525,694
490,857	China BlueChemical Ltd. - H Shares	399,448
336,000	China Chengtong Development Group Ltd.(b)	22,065
160,000	China Digital Licensing Group Ltd.(b)	8,035
895,000	China Dongxiang Group Co.	312,306
120,000	China Electronics Corp. Holdings Co. Ltd.(b)	13,134
454,000	China Energine International Holdings Ltd.(b)	35,659
862,000	China Energy Development Holdings Ltd.(b)	31,633
245,000	China Everbright International Ltd.	109,783
384,000	China Everbright Ltd.	847,482
68,350	China Flavors & Fragrances Co. Ltd.(b)	15,754
262,000	China Foods Ltd.	183,185
228,000	China Gas Holdings Ltd.	89,248
3,274,000	China Grand Forestry Green Resources Group Ltd.(b)	99,912
168,000	China Green Holdings Ltd.	143,637
446,000	China Haidian Holdings Ltd.	58,002

Shares		Value

HONG KONG (continued)
46,000	China High Precision Automation Group Ltd.	$37,375
112,000	China High Speed Transmission Equipment Group Co. Ltd.	148,252
1,002,000	China Infrastructure Investment Ltd.(b)	36,126
165,000	China Mengniu Dairy Co. Ltd.	506,712
257,107	China Merchants Holdings International Co. Ltd.	1,183,528
212,000	China Metal International Holdings, Inc.	63,876
1,980,000	China Mining Resources Group Ltd.(b)	37,987
1,140,000	China Oil and Gas Group Ltd.(b)	123,303
374,000	China Pharmaceutical Group Ltd.	222,967
216,000	China Power International Development Ltd.	49,785
560,000	China Power New Energy Development Co. Ltd.(b)	43,985
324,000	China Precious Metal Resources Holdings Co. Ltd.(b)	68,836
276,000	China Properties Group Ltd.(b)	87,069
308,000	China Public Procurement Ltd.(b)(c)(d)	26,968
4,844,000	China Renji Medical Group Ltd.(b)(c)(d)	37,423
182,000	China Resources Cement Holdings Ltd.	185,134
186,000	China Resources Enterprise Ltd.	749,628
96,800	China Resources Gas Group Ltd.	140,845
278,000	China Resources Land Ltd.	479,665
204,000	China Resources Power Holdings Co. Ltd.	375,625
530,000	China Seven Star Shopping Ltd.(b)	5,323
1,130,000	China Solar Energy Holdings Ltd.(b)	18,624
16,000	China Sonangol Resources Enterprise Ltd.(b)	3,605
184,000	China South City Holdings Ltd.	29,852
435,000	China Starch Holdings Ltd.	31,366
313,440	China State Construction International Holdings Ltd.	306,327
945,000	China Strategic Holdings Ltd(b)	27,013
134,000	China Taiping Insurance Holdings Co. Ltd.(b)	368,376
3,700,000	China Timber Resources Group Ltd.(b)	152,455
476,000	China Ting Group Holdings Ltd.	68,033
1,198,000	China Travel International Investment Hong Kong Ltd.(b)	245,269
128,000	China Water Affairs Group Ltd.	48,456

20

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

HONG KONG (continued)
1,250,000	China Windpower Group Ltd.(b)	$130,372
2,752,000	China Yunnan Tin Minerals Group Co. Ltd.(b)	33,664
900,000	China Zenith Chemical Group Ltd.(b)	18,078
76,000	China-Hongkong Photo Products Holdings Ltd.	7,046
120,000	ChinaVision Media Group Ltd.(b)	6,026
69,000	Chong Hing Bank Ltd.	176,270
86,000	Chow Sang Sang Holdings International Ltd.	235,867
214,000	Chu Kong Shipping Development	50,977
264,000	Chuang’s China Investments Ltd.(b)	18,696
541,500	Chuang’s Consortium International Ltd.	74,606
62,000	CIMC Enric Holdings Ltd.(b)	24,030
224,000	Citic 1616 Holdings Ltd.	63,742
397,000	Citic Pacific Ltd.	1,185,952
1,009,000	Citic Resources Holdings Ltd.(b)	249,449
77,000	City Telecom HK Ltd.	58,001
1,294,000	CK Life Sciences International Holdings, Inc.(b)	88,308
68,000	Clear Media Ltd.(b)	41,590
516,000	Coastal Greenland Ltd.(b)	30,231
137,625	Comba Telecom Systems Holdings Ltd.	171,716
870,000	Continental Holdings Ltd.	17,588
308,000	Cosco International Holdings Ltd.	198,294
658,000	Cosco Pacific Ltd.	1,362,387
38,000	Coslight Technology International Group Ltd.	18,789
380,000	Cosmos Machinery(b)	54,801
375,000	Cosway Corp Ltd.	41,043
756,000	CP Pokphand Co.	101,238
44,000	Cross-Harbour Holdings Ltd.	39,092
3,470,000	CSI Properties Ltd.	118,403
8,712,000	CST Mining Group Ltd.(b)	231,086
752,000	Culture Landmark Investment Ltd.(b)	18,010
167,000	DaChan Food Asia Ltd.	39,135
168,000	Dah Chong Hong Holdings Ltd.	192,093
178,640	Dah Sing Banking Group Ltd.	288,906
67,050	Dah Sing Financial Holdings Ltd.	420,020
443,000	Dan Form Holdings Co. Ltd.(b)	46,774
192,000	Daphne International Holdings Ltd.	153,773
132,000	Dawnrays Pharmaceutical Holdings Ltd.	48,950
164,000	DBA Telecommunication Asia Holdings Ltd.	36,110

Shares		Value

HONG KONG (continued)
1,972,000	Dejin Resources Group Co. Ltd.(b)	$54,847
98,050	Dickson Concepts International Ltd.	77,392
121,000	Digital China Holdings Ltd.	235,262
5,628	Digitalhongkong.com(b)	1,203
80,000	DVN Holdings Ltd.	5,563
339,699	Dynamic Energy Holdings Ltd.(b)	30,181
110,000	Dynasty Fine Wines Group Ltd.	38,101
146,000	Eagle Nice International Holdings Ltd.	40,982
22,000	EcoGreen Fine Chemicals Group Ltd.	7,337
168,234	EganaGoldpfeil Holdings Ltd.(b)(c)(d)	0
62,000	Embry Holdings Ltd.	41,273
325,000	Emperor Entertainment Hotel Ltd.	69,049
762,419	Emperor International Holdings Ltd.	165,909
280,000	Emperor Watch & Jewellery Ltd.	40,380
446,943	Enerchina Holdings Ltd.(b)	7,712
616,000	ENM Holdings Ltd.(b)	56,315
7,200,000	EPI Holdings Ltd.(b)	48,209
456,000	eSun Holdings Ltd.(b)	163,817
136,000	EVA Precision Industrial Holdings Ltd.	116,453
230,000	Extrawell Pharmaceutical Holdings Ltd.(b)	19,546
9,500	Fairwood Ltd.	13,284
574,116	Far East Consortium International Ltd.	141,196
550,400	First Pacific Co. Ltd.	517,357
48,000	Fong’s Industries Co. Ltd.	30,718
222,000	Fountain SET Holdings Ltd.	55,455
1,362,000	Franshion Properties China Ltd.	424,406
316,000	Frasers Property China Ltd.(b)	7,894
595,000	Freeman Financial Corp. Ltd.(b)	19,920
188,000	Fubon Bank Hong Kong Ltd.	124,183
116,000	Fufeng Group Ltd.	85,436
18,000	Fujikon Industrial Holdings Ltd.	3,662
682,000	Fushan International Energy Group Ltd.	478,596
887,000	GCL Poly Energy Holdings Ltd.(b)	633,877
970,000	Geely Automobile Holdings Ltd.	388,437
498,000	Genting Hong Kong Ltd.(b)	214,814
1,576,000	Get Nice Holdings Ltd.	117,699
366,000	Giordano International Ltd.	264,382
767,200	Global Bio-Chem Technology Group Co. Ltd.(b)	186,706
2,392,000	Global Green Tech Group Ltd.(b)	38,192

21

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

HONG KONG (continued)
132,000	Global Sweeteners Holdings Ltd.	$32,634
427,000	Glorious Property Holdings Ltd.	122,059
104,000	Glorious Sun Enterprises Ltd.	42,584
297,000	Gold Peak Industries Holding Ltd.	38,625
40,000	Goldbond Group Holdings Ltd.	2,266
676,000	Golden Meditech Co. Ltd.(b)	118,379
1,930,000	Golden Resorts Group Ltd.	295,728
238,000	Golden Resources Development International Ltd.	15,936
146,000	Goldin Properties Holdings Ltd.(b)	70,497
65,000	Goldlion Holdings Ltd.	28,038
1,772,600	GOME Electrical Appliances Holdings Ltd.(b)	636,801
120,000	Good Fellow Resources Holdings Ltd.(b)	7,648
16,000	Good Friend International Holdings, Inc.	17,470
216,738	Great Eagle Holdings Ltd.	770,252
5,079,000	G-Resources Group Ltd.(b)	392,390
534,000	Guangdong Investment Ltd.	276,411
358,000	Guangnan Holdings	73,294
256,191	GZI Transportation Ltd.	141,517
28,000	Haier Electronics Group Co. Ltd.(b)	34,683
198,000	Hang Ten Group Holdings Ltd.	52,775
160,000	Hannstar Board International Holdings Ltd.	17,512
96,000	Hans Energy Co. Ltd.(b)	2,893
101,000	Harbour Centre Development Ltd.	146,176
219,000	Henderson Investment Ltd.	21,149
996,975	Heng Tai Consumables Group Ltd.	124,522
31,500	Hengan International Group Co. Ltd.	245,794
222,000	Hengdeli Holdings Ltd.	132,921
492,000	Hi Sun Technology (China) Ltd.(b)	154,577
1,099,035	HKC Holdings Ltd.(b)	55,898
292,400	HKR International Ltd.	170,555
186,000	Hon Kwok Land Investment Co. Ltd.	70,652
7,200	Hong Kong Aircraft Engineering Co. Ltd.	106,615
81,000	Hong Kong Ferry (Holdings) Co. Ltd.	77,389
144,000	Hong Kong Resources Holdings Co. Ltd.	14,463
330,000	Hongkong & Shanghai Hotels (The)	581,284
651,700	Hongkong Chinese Ltd.(b)	142,654
140,000	Hopewell Highway Infrastructure Ltd.	90,855
284,500	Hopewell Holdings Ltd.	859,041

Shares		Value

HONG KONG (continued)
332,000	Hopson Development Holdings Ltd.(b)	$327,458
46,000	Hsin Chong Construction Group Ltd.	9,477
328,000	Hua Han Bio-Pharmaceutical Holdings Ltd.	101,362
184,000	Huabao International Holdings Ltd.	272,935
536,000	Huafeng Group Holdings Ltd.(b)	27,607
259,631	Hung Hing Printing Group Ltd.	105,307
1,042,000	Huscoke Resources Holdings Ltd.(b)	52,326
1,000,000	Hutchison Harbour Ring Ltd.(b)	114,598
601,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	189,595
206,000	Hybrid Kinetic Group Ltd.(b)	3,846
20,000	Hycomm Wireless Ltd.(b)	9,606
742,000	IDT International Ltd.(b)	19,968
856,000	Imagi International Holdings Ltd.(b)	37,475
755,000	Inspur International Ltd.	55,413
352,500	Interchina Holdings Co.(b)	67,175
120,000	iOne Holdings Ltd.	3,662
445,000	IPE Group Ltd.	84,803
398,000	IT Ltd.	320,296
66,000	ITC Properties Group Ltd.(b)	17,422
27,000	Jinchuan Group International Resources Co. Ltd(b)	13,107
209,000	Jinhui Holdings Ltd.(b)	51,401
306,000	Jiuzhou Development Co. Ltd.(b)	25,611
290,000	JLF Investment Co. Ltd.	28,006
592,500	Johnson Electric Holdings Ltd.	363,148
308,000	Joyce Boutique Holdings Ltd.	32,124
390,000	Ju Teng International Holdings Ltd.	128,556
759,579	K Wah International Holdings Ltd.	301,240
2,140,000	Kai Yuan Holdings Ltd.(b)	85,421
282,000	Kam Hing International Holdings Ltd.	36,674
450,000	Kantone Holdings Ltd.	5,736
42,000	Keck Seng Investments	21,091
2,020,000	King Stone Energy Group Ltd.(b)	48,379
232,500	Kingboard Chemical Holdings Ltd.	1,273,829
313,000	Kingboard Laminates Holdings Ltd.	277,282
196,000	Kingmaker Footwear Holdings Ltd.	42,904
206,666	Kingway Brewery Holdings Ltd.(b)	57,745
300,000	Kiu Hung Energy Holdings Ltd.(b)	9,503
2,040,000	Ko Yo Ecological Agrotech Group Ltd.(b)	53,060

22

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

HONG KONG (continued)
288,000	Kowloon Development Co. Ltd.	$378,252
140,000	KPI Co. Ltd.(b)	9,374
600,000	Kunlun Energy Co. Ltd.(b)	1,063,061
411,500	KWG Property Holding Ltd.	297,250
706,000	Lai Fung Holdings Ltd.	30,908
4,094,000	Lai Sun Development Co. Ltd.(b)	139,695
750,000	Lai Sun Garment International Ltd.(b)	96,572
9,000	LAM Soon Hong Kong Ltd.	8,842
116,000	Le Saunda Holdings Ltd.	57,953
34,000	Lee & Man Holding Ltd.	41,459
779,200	Lee & Man Paper Manufacturing Ltd.	559,850
262,000	Lerado Group Holdings Co.	46,555
47,000	Lifestyle International Holdings Ltd.	134,351
255,000	Lijun International Pharmaceutical Holding Ltd.	63,370
3,028,000	Lippo China Resources Ltd.	97,473
124,000	Lippo Ltd.	59,874
210,000	Lisi Group Holdings Ltd.(b)	13,250
156,000	Liu Chong Hing Investment Ltd.	219,751
362,000	Lonking Holdings Ltd.	267,086
564,000	Loudong General Nice Resources China Holdings Ltd.	81,337
361,000	Luen Thai Holdings Ltd.	36,722
110,000	Luk Fook Holdings International Ltd.	407,211
106,000	Luks Group Vietnam Holdings Co. Ltd.	34,121
116,000	Lumena Resources Corp	60,194
98,000	Lung Kee (Bermuda) Holdings Ltd.	66,248
1,658,000	Magnificent Estates	72,586
38,000	Man Yue International Holdings Ltd.	10,520
276,000	Mascotte Holdings Ltd.(b)	17,058
9,143,750	Media China Corp. Ltd.(b)	28,257
580,000	Mei Ah Entertainment Group Ltd.(b)	14,488
673,000	Melco International Development	571,070
156,000	Midland Holdings Ltd.	120,321
90,000	MIN XIN Holdings Ltd.	52,380
69,000	Ming Fai International Holdings Ltd.	20,523
680,000	Ming Fung Jewellery Group Ltd.(b)	83,180
122,000	Mingfa Group International Co. Ltd.	40,686
600,000	Mingyuan Medicare Development Co. Ltd.	53,308
524,000	Minmetals Land Ltd.(b)	94,459
336,000	Minmetals Resources Ltd.(b)	220,647

Shares		Value

HONG KONG (continued)
178,000	Minth Group Ltd.	$273,661
44,000	Miramar Hotel & Investment Co. Ltd.	53,823
1,514,000	Mongolia Energy Co. Ltd.(b)	356,751
9,871,148	Nan Hai Corp. Ltd.(b)	59,738
150,000	Natural Beauty Bio-Technology Ltd.	37,084
195,000	Neo-China Land Group Holdings Ltd.(b)	68,547
208,500	Neo-Neon Holdings Ltd.	76,514
56,500	NetDragon Websoft, Inc.	36,157
872,000	New Century Group Hong Kong Ltd.	19,761
3,500,000	New Smart Energy Group Ltd.(b)	40,109
2,642,000	New Times Energy Corp. Ltd.(b)	54,090
761,400	New World China Land Ltd.	273,530
149,000	New World Department Store China Ltd.	130,078
1,510,000	Neway Group Holdings Ltd.	69,995
366,000	Newocean Energy Holdings Ltd.	71,633
494,000	Next Media Ltd.(b)	61,064
458,000	Nine Dragons Paper Holdings Ltd.	523,092
260,000	North Asia Resources Holdings Ltd.(b)	35,822
53,110	NWS Holdings Ltd.	78,233
80,000	Omnicorp Ltd.(b)	30,697
625,000	Orange Sky Golden Harvest Entertainment Holdings Ltd.(b)	38,226
23,000	Oriental Ginza Holdings Ltd.(b)	2,606
116,000	Oriental Watch Holdings	63,480
24,000	Overseas Chinese Town Asia Holdings Ltd.	13,597
861,570	Pacific Andes International Holdings Ltd.	140,891
9,008,000	Pacific Basin Shipping Ltd.	5,579,074
498,000	Pacific Century Premium Developments Ltd.	94,903
323,240	Paliburg Holdings Ltd.	126,944
697,000	PCCW Ltd.	276,422
48,000	Peace Mark Holdings Ltd.(b)(c)(d)	0
199,000	Pearl Oriental Innovation Ltd.(b)	32,286
1,168,000	PetroAsian Energy Holdings Ltd.(b)	60,910
176,000	Phoenix Satellite Television Holdings Ltd.	94,954
214,000	Pico Far East Holdings Ltd.	41,884
580,000	PME Group Ltd.(b)	41,075
1,094,977	PNG Resources Holdings Ltd.(b)	37,363
719,000	Poly Hong Kong Investments Ltd.	574,922

23

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

HONG KONG (continued)
1,200,000	Polytec Asset Holdings Ltd.	$180,782
48,000	Ports Design Ltd.	132,265
421,000	Pou Sheng International Holdings Ltd.(b)	65,051
560,000	Prosperity International Holdings HK Ltd.	33,530
114,000	Public Financial Holdings Ltd.	71,193
1,704,000	PYI Corp. Ltd.(b)	70,211
194,667	Qin Jia Yuan Media Services Co. Ltd.	35,343
426,200	Regal Hotels International Holdings Ltd.	191,526
1,800,000	REXLot Holdings Ltd.	183,100
96,000	Rising Development Holdings(b)	20,025
56,000	Road King Infrastructure Ltd.	50,331
78,000	Royale Furniture Holdings Ltd.	36,859
83,000	Ruinian International Ltd.	56,643
176,000	SA SA International Holdings Ltd.	105,379
312,000	Samson Holding Ltd.	69,902
98,000	SEA Holdings Ltd.	62,210
228,000	Sewco International Holdings Ltd(b)	10,716
208,516	Shanghai Industrial Holdings Ltd.	822,922
3,660,000	Shanghai Zendai Property Ltd.	131,956
42,000	Sheng Yuan Holdings Ltd.(b)	4,921
75,000	Shenyin Wanguo Hk Ltd.	32,834
208,000	Shenzhen High-Tech Holdings Ltd.	18,212
3,145,000	Shenzhen International Holdings Ltd.	291,569
984,000	Shenzhen Investment Ltd.	307,886
626,129	Shimao Property Holdings Ltd.	851,366
228,000	Shougang Concord Century Holdings Ltd.	22,606
405,000	Shougang Concord Grand Group(b)	21,381
1,530,000	Shougang Concord International Enterprises Co. Ltd.(b)	202,916
214,000	Shougang Concord Technology Holdings(b)	10,884
170,000	Shui On Construction & Materials Ltd.	228,089
610,000	Shun Tak Holdings Ltd.	380,158
642,000	Silver Grant International Ltd.(c)	244,690
282,000	Sim Technology Group Ltd.	53,740
268,000	Sing Tao News Corp. Ltd.	80,404
646,000	Singamas Container Holdings Ltd.(b)	296,122
392,000	Sino Biopharmaceutical	142,844
360,000	Sino Gas Group Ltd.(b)	12,979
785,000	Sino Oil And Gas Holdings Ltd.(b)	41,442
1,350,000	Sino Prosper State Gold Resources Holdings Ltd.(b)	74,746

Shares		Value

HONG KONG (continued)
1,470,000	Sino Union Energy Investment Ltd.(b)	$124,925
70,000	Sinocop Resources Holdings Ltd.(b)	9,464
756,000	Sinofert Holdings Ltd.(b)	315,395
200	Sino-Forest Corp.(b)	4,970
2,330,000	Sino-I Technology Ltd.(b)	15,601
844,250	Sinolink Worldwide Holdings Ltd.	89,140
73,000	SinoMedia Holding Ltd.	28,293
118,000	Sinopec Kantons Holdings Ltd.	62,295
2,340,000	Sino-Tech International Holdings Ltd.(b)	51,523
901,000	Sinotrans Shipping Ltd.	280,756
38,000	SIS International Holdings	17,321
158,000	Skyfame Realty Holdings Ltd.(b)	11,189
495,291	Skyworth Digital Holdings Ltd.	315,685
104,000	SmarTone Telecommunications Holding Ltd.	160,963
124,000	Solargiga Energy Holdings Ltd.(b)	41,034
482,000	Solomon Systech International Ltd.	26,687
696,000	South China China Ltd.	60,044
216,000	Sparkle Roll Group Ltd.	40,606
998,000	SRE Group Ltd.	89,953
65,500	Stella International Holdings Ltd.	148,775
204,000	Success Universe Group Ltd.(b)	16,286
16,000	Sun Hing Vision Group Holdings Ltd.	7,520
349,054	Sun Hung Kai & Co. Ltd.	294,390
310,000	Sun Innovation Holdings Ltd.(b)	9,261
1,522,000	Superb Summit International Timber Co. Ltd.(b)	63,692
982,500	Sustainable Forest Holdings Ltd.(b)	73,375
566,000	SW Kingsway Capital Holdings Ltd.	19,677
128,000	Symphony Holdings Ltd. Hong Kong	6,098
24,000	Tack Hsin Holdings(b)	10,105
245,000	TAI Cheung Holdings Ltd.	184,549
119,159	Tai Fook Securities Group Ltd.	78,250
174,000	Tak Sing Alliance Holdings Ltd.	21,508
12,000	Tan Chong International Ltd.	3,090
356,000	TCC International Holdings Ltd.	214,987
65,000	TCL Communication Technology Holdings Ltd.	62,939
274,000	TCL Multimedia Technology Holdings Ltd.	110,429
283,000	Techtronic Industries Co.	386,261
58,000	Television Broadcasts Ltd.	339,804
108,000	Texhong Textile Group Ltd.	103,324
132,000	Texwinca Holdings Ltd.	148,890

24

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

HONG KONG (continued)
200,000	Theme International Holdings Ltd.(b)	$18,027
185,800	Tian An China Investment Co. Ltd.	123,926
106,000	Tianjin Development Holdings Ltd.(b)	79,709
100,000	Tianjin Port Development Holdings Ltd.	23,177
8,000	Tianyi Fruit Holdings Ltd.	2,678
2,380,000	Titan Petrochemicals Group Ltd.(b)	196,131
340,000	Tom Group Ltd.(b)	40,277
780,000	Tomorrow International Holdings Ltd.(b)	35,654
264,252	Tomson Group Ltd.	100,376
1,740,000	Tongda Group Holdings Ltd.	86,258
118,000	Top Form International Ltd.	9,724
276,000	Town Health International Investments Ltd.(b)	44,778
74,000	Towngas China Co. Ltd.(b)	39,066
342,000	TPV Technology Ltd.	196,404
74,000	Tradelink Electronic Commerce Ltd.	12,006
86,400	Transport International Holdings Ltd.	272,564
82,000	Trinity Ltd.	88,691
385,000	Truly International Holdings Ltd.	75,847
138,000	TSC Offshore Group Ltd.(b)	43,712
20,000	Tse Sui Luen Jewellery International Ltd	18,233
194,000	Tysan Holdings Ltd.	38,969
388,000	United Energy Group Ltd.(b)	58,953
102,000	United Laboratories International Holdings Ltd. (The)	171,789
112,000	Value Convergence Holdings Ltd.(b)	25,958
134,000	Value Partners Group Ltd.	120,606
96,000	Vantage International Holdings Ltd.(b)	11,496
116,000	Varitronix International Ltd.	79,163
348,000	Vedan International Holdings Ltd.	29,126
440,000	Veeko International Holdings Ltd.	23,512
488,402	Victory City International Holdings Ltd.	108,796
48,000	Vinda International Holdings Ltd.	50,866
80,000	Vitar International Holdings Ltd.(b)	16,894
136,000	Vitasoy International Holdings Ltd.	116,803
282,000	VODone Ltd.	84,605
246,000	VST Holdings Ltd.(b)	70,003
26,000	VTech Holdings Ltd.	296,282

Shares		Value

HONG KONG (continued)
312,000	Wah Nam International Holdings Ltd.(b)	$65,483
58,000	Wai Kee Holdings Ltd.	12,621
644,714	Wai Yuen Tong Medicine Holdings Ltd.(b)	14,777
3,300,000	Wang On Group Ltd.	50,140
196,000	Wasion Group Holdings Ltd.	102,211
110,000	Water Oasis Group Ltd.	16,147
876,000	Welling Holding Ltd.	43,426
240,000	Win Hanverky Holdings Ltd.	31,830
39,500	Wing Hang Bank Ltd.	440,457
77,000	Wing On Co. International Ltd.	163,394
230,000	Wing Tai Properties Ltd.	96,250
254,000	Winteam Pharmaceutical Group Ltd.(b)	45,461
314,000	Xinyi Glass Holdings Co. Ltd.	378,437
280,000	Xiwang Sugar Holdings Co. Ltd.	82,562
46,666	Xiwang Sugar Holdings Co. Ltd.(c)(d)	0
73,000	XTEP International Holdings	50,288
230,000	Yeebo International Holdings	39,388
15,000	YGM Trading Ltd.	35,925
110,000	Yip’s Chemical Holdings Ltd.	131,724
2,468,200	Yuexiu Property Co. Ltd.(b)	518,032
906,000	Yugang International Ltd.	8,983
140,000	ZZNode Technologies Co. Ltd.(b)	11,537

		74,646,645

HUNGARY — 0.0%
2,195	Egis Plc	240,781
344	EMASZ Rt	40,128
28,924	FHB Mortgage Bank Plc(b)	167,930
4,154	Fotex Holding SE Co. Ltd.(b)	9,228
43,840	Magyar Telekom Telecommuni- cations Plc(b)	149,521
5,470	Richter Gedeon Nyrt	1,144,525

		1,752,113

INDIA — 0.6%
7,776	3I Infotech Ltd.(b)	8,688
215	3M India Ltd.(b)	19,972
2,000	ABB Ltd. India	38,670
7,510	ABG Shipyard Ltd.(b)	63,703
25,816	ACC Ltd.	649,735
13,455	Adhunik Metaliks Ltd.(b)	27,433
23,661	Aditya Birla Nuvo Ltd.	464,123
6,786	AIA Engineering Ltd.(b)	55,935
2,788	AKZO Nobel India Ltd.	52,967
20,592	Alembic Ltd.	10,595
20,592	Alembic Pharmaceutical Ltd.(c)(d)	0
57,431	Allahabad Bank	266,405
810	Allcargo Global Logistics Ltd.	3,173
154,877	Alok Industries Ltd.	93,525
1,438	Alstom Projects India Ltd.	20,021

25

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

INDIA (continued)
290,951	Ambuja Cements Ltd.	$1,041,014
25,831	Amtek Auto Ltd.	95,460
26,564	Anant Raj Industries Ltd.	53,981
65,924	Andhra Bank	207,173
14,931	Ansal Properties & Infrastructure Ltd.(b)	15,061
1,957	Apar Industries Ltd.(b)	9,921
20,456	Apollo Hospitals Enterprise Ltd.	219,619
43,566	Apollo Tyres Ltd.	68,381
61,072	Arvind Ltd.(b)	101,660
143,696	Ashok Leyland Ltd.(b)	172,247
2,238	Asian Paints Ltd.	140,439
56,145	Aurobindo Pharma Ltd.(b)	246,980
7,450	Bajaj Auto Finance Ltd.	117,862
3,701	Bajaj Electricals Ltd.	22,579
11,363	Bajaj Finserv Ltd.	135,732
27,426	Bajaj Hindusthan Ltd.	46,522
21,621	Bajaj Holdings and Investment Ltd.	383,789
9,875	Balkrishna Industries Ltd.(b)	32,451
97,217	Ballarpur Industries Ltd.	75,856
2,239	Balmer Lawrie & Co. Ltd.	30,092
33,302	Balrampur Chini Mills Ltd.	56,037
24,364	Bank of India	251,878
83,282	Bank of Maharashtra	113,391
4,339	BASF India Ltd.	60,990
4,328	BEML Ltd.(b)	68,016
8,601	Berger Paints India Ltd.	18,247
5,553	BGR Energy Systems Ltd.(b)	69,018
3,974	Bharat Electronics Ltd.(b)	164,582
32,980	Bharat Forge Ltd.(b)	259,200
6,372	Bharat Petroleum Corp. Ltd.	90,727
25,775	Bhushan Steel Ltd.	290,687
14,324	Biocon Ltd.	119,396
11,513	Birla Corp. Ltd.	92,255
620	Blue Dart Express Ltd.	20,513
4,247	Blue Star Ltd.	35,424
3,587	Bombay Dyeing & Manufacturing Co. Ltd.	31,915
23,795	Bombay Rayon Fashions Ltd.(b)	156,741
1,485	Bosch Ltd.	223,230
7,389	Brigade Enterprises Ltd.	15,492
6,540	Britannia Industries Ltd.	54,624
459	Cadila Healthcare Ltd.	8,991
52,503	Canara Bank	750,289
2,650	Carborundum Universal Ltd.	14,882
92,524	Central Bank of India	281,768
29,868	Century Plyboards India Ltd.(b)	50,090
9,156	Century Textile & Industries Ltd.	74,435
10,945	CESC Ltd.	76,292
38,402	Chambal Fertilizers & Chemicals Ltd.	74,129
8,488	Chennai Petroleum Corp Ltd.(b)	42,973

Shares		Value

INDIA (continued)
12,352	Cholamandalam Investment and Finance Co. Ltd.	$45,410
21,789	City Union Bank Ltd.	21,461
1,594	Clariant Chemicals India Ltd.	26,166
556	CMC Ltd.	25,609
4,626	Colgate Palmolive India Ltd.	94,618
12,000	Consolidated Construction Consortium Ltd.	12,892
9,718	Container Corp. of India	251,692
6,202	Core Projects & Technologies Ltd	42,929
11,936	Coromandel International Ltd.	88,639
12,691	Corp Bank	166,534
177	CRISIL Ltd.	26,261
19,689	Crompton Greaves Ltd.	112,305
9,629	Cummins India Ltd.	154,044
68,854	Dabur India Ltd.	157,516
2,774	Dalmia Bharat Enterprises Ltd(b)	11,124
2,774	Dalmia Cement Bharat Ltd.(b)	1,572
16,723	Deccan Chronicle Holdings Ltd.	30,239
12,425	Deepak Fertilizers & Petrochemicals Corp. Ltd.	47,800
24,459	Development Credit Bank Ltd.(b)	32,859
15,797	Dewan Housing Finance Corp Ltd.(b)	89,141
7,955	Dhanlaxmi Bank Ltd.	22,562
43,860	Dish TV India Ltd.(b)	67,454
4,955	Dishman Pharmaceuticals & Chemicals Ltd.	10,831
5,675	Divi’s Laboratories Ltd.	90,718
2,545	Dredging Corp of India Ltd.	20,431
102,080	Edelweiss Capital Ltd.	85,423
2,374	Educomp Solutions Ltd.	25,617
4,564	Eicher Motors Ltd.	128,765
22,258	EID Parry India Ltd.	119,131
13,381	EIH Ltd.	26,102
21,675	Electrosteel Castings Ltd.	15,368
2,529	Engineers India Ltd.	16,556
15,256	Era Infra Engineering Ltd.	64,505
24,725	Escorts Ltd.	76,666
1,094	Ess Dee Aluminium Ltd.(b)	11,421
77,593	Essar Oil Ltd.(b)	231,735
93,029	Essar Shipping Ports & Logistics Ltd.(b)	208,297
37,802	Essel Propack Ltd.	41,465
14,806	Everest Kanto Cylinder Ltd.	28,129
1,525	Everonn Education Ltd.	22,184
36,761	Exide Industries Ltd.	127,040
4,776	FDC Ltd. India	11,169
60,849	Federal Bank Ltd.(b)	577,938
6,289	Federal-Mogul Goetze India Ltd(b)	34,436
5,430	Financial Technologies India Ltd.(b)	105,880
7,876	Finolex Cables Ltd.	9,343

26

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

INDIA (continued)
15,505	Finolex Industries Ltd.(b)	$36,067
22,790	Fortis Healthcare Ltd.(b)	79,944
3,255	Fresenius Kabi Oncology Ltd(b)	8,403
935	Future Capital Holdings Ltd.(b)	3,165
37,040	Gammon India Ltd.	96,213
17,326	Gammon Infrastructure Projects Ltd.(b)	7,445
2,629	Ganesh Housing Corp. Ltd.	8,411
23,347	Gateway Distriparks Ltd.	64,262
25,011	Geodesic Ltd.	46,752
51,219	Geojit BNP Paribas Financial Services Ltd.	28,265
1,019	Gillette India Ltd.	42,282
17,337	Gitanjali Gems Ltd.(b)	104,614
2,784	GlaxoSmithKline Consumer Healthcare Ltd.	153,833
4,617	GlaxoSmithKline Pharmaceuticals Ltd.	235,747
14,696	Glenmark Pharmaceuticals Ltd.(b)	99,480
94,634	GMR Infrastructure Ltd.(b)	80,797
16,473	Godrej Consumer Products Ltd.	140,159
23,771	Godrej Industries Ltd.	102,121
3,081	Gokul Refoils & Solvent Ltd.	6,665
10,296	Graphite India Ltd.	21,982
26,421	Great Eastern Shipping Co. Ltd. (The)	170,274
9,793	Great Offshore Ltd.	60,532
17,225	Greaves Cotton Ltd.	36,347
2,596	Grindwell Norton Ltd.	13,498
3,202	Gruh Finance Ltd.	30,333
50,890	GTL Infrastructure Ltd.(b)	41,665
9,145	GTL Ltd.	86,434
15,133	Gujarat Alkalies & Chemicals(b)	47,369
8,892	Gujarat Flourochemicals Ltd.	74,350
2,605	Gujarat Gas Co. Ltd.	21,619
8,119	Gujarat Industries Power Co. Ltd.(b)	15,939
16,814	Gujarat Mineral Development Corp. Ltd.(b)	53,144
26,956	Gujarat Narmada Valley Fertilizers Co. Ltd.(b)	65,691
9,923	Gujarat NRE Coke Ltd.(b)	11,289
6,298	Gujarat State Fertilisers & Chemicals(b)	53,180
27,806	Gujarat State Petronet Ltd.(b)	61,913
22,326	Gulf Oil Corp Ltd.(b)	43,021
109,830	GVK Power & Infrastructure Ltd.(b)	60,113
2,793	HBL Power Systems Ltd.(b)	1,241
34,141	HCL Infosystems Ltd.	85,748
2,755	HEG Ltd.(b)	13,935
36,887	Heidelbergcement India Ltd(b)	41,630
96,364	Hexaware Technologies Ltd.	150,708
4,530	Himadri Chemicals & Industries(b)	4,088

Shares		Value

INDIA (continued)
2,359	Hinduja Ventures Ltd.	$14,555
72,882	Hindustan Construction Co.	58,187
7,610	Hindustan Oil Exploration Co. Ltd.	36,187
9,353	Hindustan Petroleum Corp. Ltd.(b)	78,839
628	Honeywell Automation India Ltd.	35,246
50,459	Hotel Leela Venture Ltd.	47,361
26,485	Housing Development & Infrastructure Ltd.(b)	96,350
16,049	HT Media Ltd.	53,212
3,456	HTMT Global Solutions Ltd.(b)	29,597
18,666	IBN18 Broadcast Ltd.(b)	39,979
11,934	ICSA India Ltd.	31,282
94,790	IDBI Bank Ltd.	307,534
222,476	Idea Cellular Ltd.(b)	346,683
100,811	IFCI Ltd.(b)	118,447
63,064	India Cements Ltd.	141,632
34,265	India Infoline Ltd.	55,797
52,967	Indiabulls Financial Services Ltd.	213,234
119,676	Indiabulls Real Estate Ltd.(b)	338,200
14,960	Indiabulls Wholesale Services Ltd.(c)(d)	0
49,720	Indian Bank	271,118
88,392	Indian Hotels Co. Ltd.	164,929
67,304	Indian Overseas Bank	232,211
4,058	Indraprastha Gas Ltd.(b)	29,507
45,438	Indusind Bank Ltd.	266,986
1,734	Info Edge India Ltd.(b)	27,839
17,984	Infotech Enterprises Ltd.	65,058
173,718	Infrastructure Development Finance Co. Ltd.	570,875
40,792	ING Vysya Bank Ltd.	319,029
2,764	Ipca Laboratories Ltd.	18,929
21,385	IRB Infrastructure Developers Ltd.(b)	85,003
53,041	Ispat Industries Ltd.(b)	27,231
12,698	IVRCL Assets & Holdings Ltd.(b)	17,748
72,522	IVRCL Infrastructures & Projects Ltd.(b)	129,823
17,545	Jagran Prakashan Ltd.(b)	49,383
34,430	Jain Irrigation Systems Ltd.	142,423
101,150	Jaiprakash Associates Ltd.	211,725
42,230	Jaiprakash Power Ventures Ltd(b)	45,988
11,545	Jammu & Kashmir Bank Ltd.(b)	210,794
13,920	JBF Industries Ltd.(b)	56,637
9,049	Jet Airways India Ltd.(b)	97,796
6,226	Jindal Poly Films Ltd.	59,739
42,445	Jindal Saw Ltd.	192,378
1,113	Jindal South West Holdings Ltd.(b)	28,699
4,000	JK Cement Ltd.	11,507
18,598	JK Lakshmi Cement Ltd.	21,494

27

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

INDIA (continued)
129,371	JM Financial Ltd.	$83,682
12,109	JSL Stainless Ltd.(b)	24,456
52,651	JSW Energy Ltd.	88,714
9,885	JSW Steel Ltd.	211,975
986	Jubilant Industries Ltd.(b)	5,319
19,737	Jubilant Organosys Ltd.(b)	80,260
6,393	Jyoti Structures Ltd.(b)	12,326
13,670	Kalpataru Power Transmission Ltd.(b)	39,466
29,241	Karnataka Bank Ltd.	74,863
6,169	Karur Vysya Bank Ltd.	57,232
73,832	Karuturi Global Ltd.	22,209
19,645	KEC International Ltd.	37,722
11,439	Kesoram Industries Ltd.	50,501
12,238	KPIT Cummins Infosystems Ltd.	45,351
78,334	KS Oils Ltd.	58,908
3,316	KSB Pumps Ltd.	20,245
13,640	KSK Energy Ventures Ltd.(b)	34,983
1,091	Lakshmi Machine Works Ltd.	60,393
4,500	Lakshmi Vilas Bank Ltd(b)	11,078
83,820	Lanco Infratech Ltd.(b)	75,450
109,325	LIC Housing Finance	542,113
15,690	Lupin Ltd.(b)	156,439
7,411	Madhucon Projects Ltd.	18,018
17,000	Madras Cements Ltd.	38,063
49,480	Mahanagar Telephone Nigam(b)	54,107
11,875	Maharashtra Seamless Ltd.	96,593
8,428	Mahindra & Mahindra Financial Services	139,501
3,382	Mahindra Lifespace Developers Ltd.	28,665
5,288	Manaksia Ltd.(b)	9,879
81,619	Mangalore Refinery & Petrochemicals Ltd.(b)	135,955
25,011	Marico Ltd.	79,561
7,276	Mastek Ltd.	19,286
31,053	MAX India Ltd.(b)	117,709
14,005	McLeod Russel India Ltd.	83,511
46,895	Mercator Lines Ltd.(b)	43,326
1,025	Merck Ltd.	14,704
1,694	MindTree Ltd.	14,078
11,511	Monnet Ispat & Energy Ltd.	136,367
33,137	Moser Baer India Ltd.	32,976
22,430	Motherson Sumi Systems Ltd.	116,804
13,466	Mphasis Ltd.	142,563
334	MRF Ltd.	53,809
48,344	Nagarjuna Construction Co.(b)	111,744
82,330	Nagarjuna Fertilizers & Chemicals	59,027
4,112	Nava Bharat Ventures Ltd.(b)	22,794
40,002	NIIT Ltd.	50,709
16,197	NIIT Technologies Ltd.	68,942
52,479	Noida Toll Bridge Co. Ltd.	32,640
38,070	OMAXE Ltd.(b)	113,310
16,334	Opto Circuits India Ltd.(b)	111,492

Shares		Value

INDIA (continued)
4,497	Oracle Financial Sevices
	Software Ltd.(b)	$205,597
25,686	Orbit Corp. Ltd.	27,885
20,009	Orchid Chemicals & Pharmaceuticals Ltd.	136,938
8,317	Orient Paper & Industries Ltd.	11,051
22,955	Oriental Bank of Commerce	179,398
8,300	Panacea Biotec Ltd.(b)	35,526
45,614	Parsvnath Developers Ltd.(b)	44,928
4,380	Patel Engineering Ltd.(b)	15,984
22,978	Patni Computer Systems Ltd.	221,179
30,040	Peninsula Land Ltd.(b)	38,998
104,278	Petronet LNG Ltd.	311,431
644	Pfizer Ltd.	19,911
882	Phoenix Mills Ltd.	4,088
17,000	Pidilite Industries Ltd.	60,537
27,116	Piramal Healthcare Ltd.	281,126
4,839	Plethico Pharmaceuticals Ltd.	37,747
13,994	Polaris Software Lab Ltd.	62,461
2,618	Polyplex Corp. Ltd.	13,012
23,812	Praj Industries Ltd.(b)	43,434
3,627	Prakash Industries Ltd.(b)	6,977
40,716	Prism Cement Ltd.	51,476
1,564	Procter & Gamble Hygiene & Health Care Ltd.	70,765
87,847	PTC India Ltd.	177,323
42,630	Punj Lloyd Ltd.(b)	64,261
24,971	Rajesh Exports Ltd.(b)	48,485
1,592	Rallis India Ltd.	53,663
19,421	Ranbaxy Laboratories Ltd.	200,996
16,640	Raymond Ltd.(b)	132,661
44,195	Redington India Ltd.	88,210
38,327	REI Agro Ltd.(b)	22,971
33,549	Reliance Capital Ltd.(b)	427,036
6,973	Reliance Infrastructure Ltd.	103,897
8,378	Reliance Mediaworks Ltd.(b)	29,673
35,475	Rolta India Ltd.	110,641
41,357	Ruchi Soya Industries Ltd.	96,576
40,441	S Kumars Nationwide Ltd.(b)	62,424
920	Sadbhav Engineering Ltd.(b)	2,825
5,978	Sanwaria Agro Oils Ltd.	12,581
70,749	Satyam Computer Services Ltd.(b)	120,729
90,122	Shipping Corp. of India Ltd.(b)	226,859
4,731	Shiv-Vani Oil & Gas Exploration Services Ltd.	32,309
1,105	Shree Cement Ltd.(b)	50,235
1,777	Shree Precoated Steels Ltd.	6,903
36,392	Shree Renuka Sugars Ltd.	57,985
13,423	Shriram Transport Finance Co. Ltd.	235,248
2,541	Sintex Industries Ltd.	9,968
3,876	SKF India Ltd.	55,780
15,419	Sobha Developers Ltd.	99,579
426,240	South Indian Bank Ltd.	219,314
9,422	Spice Mobility Ltd.	21,512

28

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

INDIA (continued)
3,105	SPML Infra Ltd.	$11,605
9,842	SRF Ltd.	74,380
4,445	State Bank of Bikaner & Jaip	55,343
18,451	Sterling Biotech Ltd.	38,559
22,348	Sterlite Technologies Ltd.	31,034
9,652	Strides Arcolab Ltd.	84,339
8,719	Sun TV Network Ltd.(b)	84,124
3,378	Sundaram Finance Ltd.	40,308
6,405	Supreme Industries Ltd.	22,548
173,034	Suzlon Energy Ltd.(b)	208,197
38,891	Syndicate Bank	102,780
7,242	Tamilnadu Newsprint & Papers Ltd.(b)	22,939
39,539	Tata Chemicals Ltd.	336,638
32,452	Tata Communications Ltd.(b)	174,132
4,726	Tata Investment Corp. Ltd.	56,538
153,741	Tata Tea Ltd.(b)	350,320
54,156	Tata Teleservices Maharashtra Ltd.(b)	22,659
304	TCI Developers Ltd.(b)	1,662
10,059	Tech Mahindra Ltd.	156,157
5,066	Thermax Ltd.	74,148
13,238	Time Technoplast Ltd.(b)	16,108
10,567	Timken India Ltd.(b)	52,793
1,865	Titan Industries Ltd.	169,970
3,113	Torrent Pharmaceuticals Ltd.	42,279
18,322	Torrent Power Ltd.	102,436
6,081	Transport Corp. of India Ltd.	13,100
1,986	Trent Ltd.	44,993
29,890	Triveni Engineering & Industries Ltd.	70,238
14,557	Tube Investments of India	46,241
9,117	Tulip Telecom Ltd.(b)	32,239
12,180	TVS Motor Co. Ltd.	15,523
31,613	UCO Bank	74,680
10,645	Uflex Ltd.	48,729
13,600	Unichem Laboratories Ltd.	58,980
31,625	Union Bank of India	228,381
156,354	Unitech Ltd.(b)	130,663
2,018	United Breweries Holdings Ltd.	8,491
9,514	United Breweries Ltd.	99,691
38,099	United Phosphorus Ltd.(b)	130,372
13,483	United Spirits Ltd.	315,828
8,335	Unity Infraprojects Ltd.	12,621
41,119	Usha Martin Ltd.	60,449
6,257	UTV Software Communications Ltd(b)	91,552
1,121	Vardhman Special Steels Ltd.(c)(d)	532
5,603	Vardhman Textiles Ltd.	35,615
47,703	Videocon Industries Ltd.(b)	213,458
30,158	Vijaya Bank	56,646
12,397	Voltas Ltd.	46,347
1,793	WABCO-TVS India Ltd.	41,596
8,574	Walchandnagar Industries	26,547
7,964	Welspun India Ltd.	10,429

Shares		Value

INDIA (continued)
26,232	Welspun-Gujarat Stahl Ltd.	$113,643
15,809	Wockhardt Ltd.(b)	122,496
283	Wyeth Ltd.	5,824
25,054	Yes Bank Ltd.	172,910
113,810	Zee Entertainment Enterprises Ltd.	346,848
14,226	Zee Learn Ltd.(b)	7,304
11,306	Zensar Technologies Ltd.	44,927
3,891	Zuari Industries Ltd.	60,338
3,000	Zylog Systems Ltd.(b)	28,161

		33,723,091

INDONESIA — 0.2%
462,500	Adhi Karya Tbk PT	44,284
525,500	AKR Corporindo Tbk PT	104,928
1,470,000	Aneka Tambang Tbk PT	390,501
77,000	Asahimas Flat Glass Tbk PT	58,892
46,500	Astra Agro Lestari Tbk PT	125,698
25,369,000	Bakrie & Brothers Tbk PT(b)	198,473
4,222,000	Bakrie Sumatera Plantations Tbk PT	192,268
7,705,000	Bakrie Telecom PT(b)	346,383
14,309,000	Bakrieland Development Tbk PT	240,600
1,358,666	Bank Bukopin Tbk PT	114,227
444,039	Bank Danamon Indonesia Tbk PT	321,467
3,630,250	Bank Pan Indonesia Tbk PT(b)	483,242
36,000	Bank Tabungan Negara Tbk PT	7,188
25,000	Bank Tabungan Pensiunan Nasional Tbk PT(b)	8,685
825,000	Barito Pacific Tbk PT(b)	102,113
96,500	Bayan Resources Tbk PT(b)	190,431
1,664,832	Berlian Laju Tanker Tbk PT(b)	75,816
4,004,000	Bhakti Investama Tbk PT(b)	78,546
371,000	Bisi International PT(b)	72,346
886,100	Bumi Serpong Damai PT	95,191
4,958,000	Central Proteinaprima Tbk PT(b)(c)(d)	30,684
1,417,500	Charoen Pokphand Indonesia Tbk PT	319,451
4,040,500	Ciputra Development Tbk PT(b)	184,002
221,500	Ciputra Surya Tbk PT(b)	15,777
516,500	Clipan Finance Indonesia Tbk PT	45,836
6,216,500	Darma Henwa Tbk PT(b)	62,426
430,000	Delta Dunia Makmur Tbk PT(b)	65,273
1,202,500	Elnusa PT	41,422
8,034,500	Energi Mega Persada Tbk PT(b)	147,293
947,000	Gajah Tunggal Tbk PT	257,097
656,000	Global Mediacom Tbk PT	57,450
646,500	Gozco Plantations Tbk PT	30,196
72,500	Hexindo Adiperkasa Tbk PT	47,831
1,339,000	Holcim Indonesia Tbk PT(b)	351,792

29

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

INDONESIA (continued)
995,000	Indah Kiat Pulp and Paper Corp. Tbk PT(b)	$187,056
470,000	Indika Energy Tbk PT	222,268
28,500	Indo Tambangraya Megah PT	155,745
2,074	Indofood CBP Sukses Makmur Tbk PT(b)	1,308
1,221,000	Indofood Sukses Makmur Tbk PT	791,283
159,000	Indosat Tbk PT	99,329
361,500	International Nickel Indonesia Tbk PT	210,003
2,608,500	Intiland Development Tbk PT(b)	111,175
226,000	Japfa Comfeed Indonesia Tbk PT	96,322
365,000	Jasa Marga Tbk PT	140,647
2,159,500	Kalbe Farma Tbk PT	901,473
8,307,500	Kawasan Industri Jababeka Tbk PT(b)	126,106
5,233,750	Lippo Karawaci Tbk PT	476,684
1,284,300	Matahari Putra Prima Tbk PT	208,451
37,000	Mayora Indah Tbk PT	47,525
679,500	Medco Energi Internasional Tbk PT	218,195
1,138,000	Media Nusantara Citra Tbk PT	116,936
164,000	Mitra Adiperkasa Tbk PT	62,716
1,688,500	Mitra International Resources Tbk PT(b)	36,475
260,000	Pabrik Kertas Tjiwi Kimia Tbk PT	82,730
195,500	Pakuwon Jati Tbk PT(b)	19,860
4,379,000	Panin Life Tbk PT(b)	98,686
840,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	240,308
1,254,500	Ramayana Lestari Sentosa Tbk PT	106,934
171,500	Sampoerna Agro Tbk PT	67,587
251,500	Semen Gresik Persero Tbk PT	278,988
5,073,500	Sentul City Tbk PT(b)	62,797
117,500	Sinar Mas Agro Resources & Technology Tbk PT	74,089
998,000	Summarecon Agung Tbk PT	146,833
45,000	Surya Citra Media Tbk PT	22,069
77,000	Tambang Batubara Bukit Asam Tbk PT	200,502
484,500	Timah Tbk PT	162,650
410,000	Trada Maritime Tbk PT	28,725
4,875,000	Truba Alam Manunggal Engineering PT(b)	35,293
1,152,000	Tunas Baru Lampung Tbk PT	64,568
486,000	Tunas Ridean Tbk PT	32,347
267,000	Wijaya Karya PT	20,889
70,500	XL Axiata Tbk PT(b)	55,979

		10,919,340

IRELAND — 0.3%
109,408	AER Lingus(b)	133,691

Shares		Value

IRELAND (continued)
1,931,329	Bank of Ireland	$800,966
197,631	Beazley Plc	432,116
153,094	C&C Group Plc	784,574
66,260	Charter International Plc	908,656
37,493	DCC Plc(b)	1,249,489
60,732	Elan Corp. Plc(b)	483,049
16,687	FBD Holdings Plc	179,191
568,394	Glanbia Plc(b)	3,666,379
53,112	Grafton Group Plc	279,268
138,125	Greencore Group Plc	225,043
15,324	IFG Group Plc	32,003
45,315	Independent News & Media Plc(b)	39,264
6,355	Irish Continental Group Plc	162,840
85,664	Irish Life & Permanent Group Holdings Plc(b)	19,032
69,382	James Hardie Industries SE(b)	448,691
230,508	Kenmare Resources Plc(b)	175,830
32,666	Kerry Group Plc - Class A(b)	1,354,733
6,121	Kingspan Group Plc(e)	59,836
77,709	Kingspan Group Plc(b)(e)	759,653
10,515	Paddy Power Plc(b)	513,952
79,143	Smurfit Kappa Group Plc(b)	1,078,333
45,946	United Business Media Ltd.	463,543
145,850	United Drug Plc	502,693

		14,752,825

ISRAEL — 2.5%
13,925	Africa Israel Investments Ltd.(b)	118,395
1,524	Africa Israel Residences Ltd.	24,838
6,797	Alon Holdings Blue Square Ltd.	68,166
1,979	AL-ROV Israel Ltd.(b)	76,110
9,957	Alvarion Ltd.(b)	17,276
2,816	Amot Investments Ltd.	8,689
5,387	AudioCodes Ltd.(b)	33,132
74,597	Bank Hapoalim BM(b)	390,612
3,826	Biocell Ltd.(b)	37,544
4,901	Cellcom Israel Ltd.	156,733
933	Ceragon Networks Ltd.(b)	11,761
2,193,000	Check Point Software Technologies(b)	120,461,490
5,320	Clal Biotechnology Industries Ltd.(b)	33,161
26,704	Clal Industries & Investments	212,273
7,926	Clal Insurance Enterprise Holdings	223,576
6,078	Compugen Ltd.(b)	29,021
582	Dan Vehicle & Transportation Ltd.	5,589
13,567	Delek Automotive Systems Ltd.	174,030
122	Delek Energy Systems Ltd.(b)	49,879
176	Delta-Galil Industries Ltd.	1,395
9,982	Direct Insurance Financial Investments Ltd.	28,544
2,740	DS Apex Holdings Ltd.	17,663
65,065	El Al Israel Airlines(b)	24,330

30

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

ISRAEL (continued)
1,828	Elbit Imaging Ltd.(b)	$21,740
5,463	Elbit Systems Ltd.	309,008
686	Electra (Israel) Ltd.	83,187
1	Electra Real Estate Ltd.(b)	5
1,700	Elron Electronic Industries Ltd.(b)	10,149
1,950	Equital Ltd.(b)	17,485
4,047	EZchip Semiconductor Ltd.(b)	127,986
17,325	First International Bank of Israel Ltd. - Class 5	265,035
2,752	Formula Systems 1985 Ltd.(b)	55,191
14,655	Frutarom Industries Ltd.	160,499
1,773	Fundtech Ltd.(b)	31,125
12,746	Gilat Satellite Networks Ltd.(b)	61,501
1,269	Given Imaging Ltd.(b)	26,838
4,970	Golf & Co. Ltd.	26,171
15,151	Granite Hacarmel Investments Ltd.	31,819
895	Hadera Paper Ltd.(b)	72,230
3,903	Harel Insurance Investments & Finances Ltd.	231,969
9,063	Hot Telecommunication System(b)	162,693
322,474	Israel Discount Bank Ltd. - Class A(b)	679,244
310	Israel Land Development Co. Ltd. (The)	3,045
2,831	Ituran Location & Control Ltd.	45,452
439	Jerusalem Oil Exploration(b)	9,509
5,171	Kamada Ltd.(b)	46,199
1,961	Maabarot Products Ltd.	25,607
64,030	Makhteshim-Agan Industries Ltd.(b)	344,561
8,120	Matrix IT Ltd.	50,566
174	Melisron Ltd.	4,385
6,277	Mellanox Technologies Ltd.(b)	175,316
11,317	Menorah Mivtachim Holdings Ltd.(b)	150,692
76,254	Migdal Insurance & Financial Holding Ltd.	143,473
1,673	Mivtach Shamir Holdings Ltd.(c)(d)	51,919
68,391	Mizrahi Tefahot Bank Ltd.	755,280
13,893	Naphtha Israel Petroleum Corp. Ltd.(b)	58,077
840	Ness Technologies, Inc.(b)	5,482
736	Neto ME Holdings Ltd.	50,275
4,243	NetVision Ltd.	58,205
26,957	Nice Systems Ltd.(b)	1,020,781
125,000	Nice Systems Ltd. - ADR(b)	4,766,250
428,288	Oil Refineries Ltd.(b)	318,531
18,230	Ormat Industries Ltd.	131,106
6,842	Osem Investments Ltd.	119,220
16,980	Partner Communications Co. Ltd.	313,956
921	Paz Oil Co. Ltd.	170,154
19,899	Phoenix Holdings Ltd. (The)	72,114

Shares		Value

ISRAEL (continued)
864	Plasson Industries Ltd.	$21,131
4,629	RADVision Ltd.(b)	42,206
715	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	28,577
7,504	Reit 1 Ltd.	15,764
3,913	Retalix Ltd.(b)	56,642
6,910	Scailex Corp. Ltd.	135,471
51,102	Shikun & Binui Ltd.	147,867
17,849	Shufersal Ltd.	111,149
367	Space Communication Ltd.(b)	7,142
6,642	Strauss Group Ltd.	110,666
2,611	Suny Electronics Inc., Ltd.(b)	32,133
28,183	Tower Semiconductor Ltd.(b)	38,269
9,745	Union Bank of Israel	49,702

		134,264,956

ITALY — 0.6%
170,884	A2A SpA	308,535
12,537	ACEA SpA(b)	161,831
2,802	AcegasAps SpA	18,261
7,230	Actelios SpA	16,599
320,040	Aedes SpA(b)	82,244
3,675	Aeroporto di Venezia Marco Polo SpA - SAVE	44,090
43,668	Alerion Cleanpower SpA	36,220
8,686	Amplifon SpA	53,339
16,154	Ansaldo STS SpA	249,554
23,374	Arnoldo Mondadori Editore SpA(b)	99,015
5,010	Ascopiave SpA	12,511
13,718	Astaldi SpA	119,676
18,427	Autogrill SpA(b)	264,062
12,839	Azimut Holding SpA	164,113
208,495	Banca Carige SpA	505,218
42,664	Banca Finnat Euramerica SpA	29,864
7,705	Banca Generali SpA	129,301
1,427	Banca IFIS SpA	11,139
1,168,520	Banca Monte Dei Paschi di Siena SpA(b)	1,583,642
111,037	Banca Popolare Dell’emilia Romagna Scrl	1,356,817
40,322	Banca Popolare dell’Etruria e del Lazio(b)	169,733
132,361	Banca Popolare di Milano Scarl	452,868
66,599	Banca Popolare di Sondrio Scarl	577,556
43,056	Banca Profilo SpA(b)	24,425
6,640	Banco di Desio e della Brianza SpA	37,392
340,455	Banco Popolare Scarl	1,009,540
5,308	Basicnet SpA	21,133
22,064	Benetton Group SpA	179,087
689	Bonifica Ferraresi e Imprese Agricole SpA(b)	28,483
5,881	Brembo SpA	80,312

31

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

ITALY (continued)
186,475	Brioschi Sviluppo Immobiliare SpA(b)	$41,513
21,570	Bulgari SpA	392,647
32,206	Buongiorno SpA(b)	67,928
40,466	Buzzi Unicem SpA	626,334
9,301	Caltagirone Editore SpA	23,585
1,786	Carraro SpA(b)	10,978
25,865	Cementir Holding SpA	83,133
139,333	CIR-Compagnie Industriali Riunite SpA(b)	365,281
11,605	Credito Artigiano SpA	23,239
3,376	Credito Bergamasco SpA	123,859
36,875	Credito Emiliano SpA	254,081
4,901	Danieli & Co. SpA	156,071
4,885	Datalogic SpA	42,146
75,184	Davide Campari-Milano SpA	541,427
50,118	DeA Capital SpA(b)	115,654
23,657	De’Longhi SpA	302,392
3,998	DiaSorin SpA	192,986
386	Digital Multimedia Technologies SpA(b)	12,218
22,574	EEMS Italia SpA(b)	47,010
6,211	Elica SpA(b)	15,170
1,308	Engineering Ingegneria Informatica SpA	46,845
26,050	ERG SpA	384,876
8,755	Esprinet SpA	75,471
11,128	Eurotech SpA(b)	39,129
1,011	Fiera Milano SpA(b)	6,484
159,655	Finmeccanica SpA	2,156,637
35,573	Fondiaria-Sai SpA	330,624
251,600	Gemina SpA(b)	260,674
8,168	Geox SpA	57,732
9,148	Gruppo Coin SpA(b)	92,950
27,142	Gruppo Editoriale L’Espresso SpA(b)	84,262
70,194	Hera SpA	177,473
22,145	Immobiliare Grande Distribuzione REIT	53,464
68,470	IMMSI SpA	88,839
122,373	Impregilo SpA(b)	420,145
14,341	Indesit Co. SpA	188,941
3,035	Industria Macchine Automatiche SpA	65,407
12,364	Intek SpA(b)	9,468
16,467	Interpump Group SpA(b)	148,780
90,308	Iren SpA	186,461
40,466	Italcementi SpA	443,828
4,292	Italmobiliare SpA	187,725
8,001	Juventus Football Club SpA(b)	9,860
146,748	KME Group SpA(b)	78,509
7,548	Landi Renzo SpA	27,681
17,314	Lottomatica SpA	386,722
292,300	Maire Tecnimont SpA	1,225,223
8,217	Marcolin SpA(b)	63,652
1,779	Mariella Burani SpA(b)(c)(d)	6,647

Shares		Value

ITALY (continued)
5,000	MARR SpA	$65,652
141,564	Mediaset SpA	942,712
191,236	Mediobanca SpA	2,178,190
45,928	Mediolanum SpA	269,929
119,088	Milano Assicurazioni SpA(b)	175,682
6,445	Nice SpA	27,932
5,000	Panariagroup Industrie Ceramiche SpA(b)	10,553
651,350	Parmalat SpA(b)	2,465,897
46,095	Piaggio & C SpA	180,243
118,763	Piccolo Credito Valtellinese Scarl	566,066
115,291	Pirelli & C SpA	1,199,614
380,849	Prelios SpA(b)	298,689
102,013	Premafin Finanziaria SpA(b)	92,169
42,876	Prysmian SpA	1,011,649
47,310	RCS Mediagroup SpA(b)	92,987
21,864	Recordati SpA	231,383
145,208	Reno de Medici SpA(b)	49,166
299	Reply SpA	8,990
8,226	Retelit SpA(b)	5,921
878	Sabaf SpA	29,052
655	SAES Getters SpA	7,567
12,819	Safilo Group SpA(b)	244,741
61,180	Saras SpA(b)	153,596
10,125	Screen Service Broadcasting Technologies SpA	8,773
624,821	Seat Pagine Gialle SpA(b)	74,962
16,644	Snai SpA(b)	59,954
11,496	Societa Cattolica di Assicurazioni Scrl	323,349
10,291	Societa Iniziative Autostradali e Servizi SpA	132,534
3,079	Socotherm SpA(b)(c)(d)	6,499
15,879	Sogefi SpA	66,559
12,888	SOL SpA	109,571
86,372	Sorin SpA(b)	248,184
4,002	Tamburi Investment Partners SpA	8,731
35,052	Telecom Italia Media SpA(b)	10,285
189,319	Terna Rete Elettrica Nazionale SpA	947,787
2,530	Tod’s SpA	343,441
7,479	Trevi Finanziaria SpA	121,631
6,610	Uni Land SpA(b)(c)(d)	4,934
308,219	Unione di Banche Italiane SCPA	2,761,942
345,966	Unipol Gruppo Finanziario SpA	279,786
2,891	Vianini Lavori SpA	18,926
11,621	Vittoria Assicurazioni SpA	69,366
4,277	Yoox SpA(b)	77,729
5,537	Zignago Vetro SpA	45,516

		34,597,560

JAPAN — 4.5%
185,000	77 Bank Ltd. (The)	850,706
10,100	A&D Co. Ltd(b)	31,751

32

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
126	Accordia Golf Co. Ltd.	$80,153
50,000	Achilles Corp.	71,503
42,300	ADEKA Corp.	416,664
7,400	Advan Co. Ltd.	62,309
2,200	Aeon Fantasy Co. Ltd.	25,169
800	Agrex, Inc.	7,565
9,100	Ahresty Corp.	67,087
16,600	Ai Holdings Corp.	67,534
13,100	Aica Kogyo Co. Ltd.	171,997
4,400	Aichi Bank Ltd. (The)	261,727
7,500	Aichi Corp.	35,598
30,000	Aichi Machine Industry Co. Ltd.	106,146
79,000	Aichi Steel Corp.	474,302
9,000	Aichi Tokei Denki Co. Ltd.	31,067
28,000	Aida Engineering Ltd.	121,161
6,700	Aigan Co. Ltd.	36,261
6,700	Aiphone Co. Ltd.	109,939
27,000	Air Water, Inc.	324,539
10,000	Airport Facilities Co. Ltd.	38,464
4,600	Airtech Japan Ltd.	22,230
14,500	Aisan Industry Co. Ltd.	136,393
13,500	Akebono Brake Industry Co. Ltd.	70,733
119,000	Akita Bank Ltd. (The)	349,159
500	Alconix Corp.	14,744
14,900	Alfresa Holdings Corp.	522,965
79,500	Allied Telesis Holdings KK	106,830
10,500	Alpen Co. Ltd.	171,645
3,200	Alpha Corp.	31,678
3,700	Alpha Systems, Inc.	55,877
19,700	Alpine Electronics, Inc.	246,022
83,300	Alps Electric Co. Ltd.	819,496
1,300	Alps Logistics Co. Ltd.	13,206
6,700	Altech Co. Ltd.	24,119
1,500	Altech Corp.	11,317
3,000	Amada Co. Ltd.	23,929
23,900	Amano Corp.	220,393
5	Amiyaki Tei Co. Ltd.	14,800
3,000	Amuse, Inc.	32,916
23,000	Ando Corp.	28,922
13,000	Anest Iwata Corp.	58,497
11,000	Anritsu Corp.	87,062
17,000	AOC Holdings, Inc.(b)	111,706
2,000	AOI Electronic Co. Ltd.	34,544
10,500	AOKI Holdings, Inc.	160,383
96,000	Aomori Bank Ltd. (The)	292,326
30,000	Aoyama Trading Co. Ltd.	493,743
8,200	Arakawa Chemical Industries Ltd.	74,605
25,000	Araya Industrial Co. Ltd.	40,067
6,900	Arc Land Sakamoto Co. Ltd.	95,187
10,400	Arcs Co. Ltd.	160,907
3,600	Argo Graphics, Inc.	45,313
155,800	Ariake Japan Co. Ltd.	2,623,717
17,200	Arisawa Manufacturing Co. Ltd.	85,454
6,200	Arnest One Corp.	57,020

Shares		Value

JAPAN (continued)
2,000	Aronkasei Co. Ltd.	$13,191
4,990	As One Corp.	100,889
3,300	Asahi Co. Ltd.	67,981
20,000	Asahi Diamond Industrial Co. Ltd.	412,994
4,350	Asahi Holdings, Inc.	89,344
11,000	Asahi Kogyosha Co. Ltd.	47,328
3,000	Asahi Net, Inc.	11,872
30,000	Asahi Organic Chemicals Industry Co. Ltd.	83,215
1,060,000	Asahi TEC Corp.(b)	365,900
4,000	Asanuma Corp.	4,340
5,600	Asatsu-DK, Inc.	146,015
31	Asax Co. Ltd.	45,326
26,000	Ashimori Industry Co. Ltd.(b)	40,067
29,000	Asics Corp.	417,580
13,000	ASKA Pharmaceutical Co. Ltd.	107,218
3,000	ASKUL Corp.	41,238
15,000	Asunaro Aoki Construction Co. Ltd.	77,113
10,300	Atom Corp.(b)	30,221
89,000	Atsugi Co. Ltd.	104,235
16,300	Autobacs Seven Co. Ltd.	596,618
3,500	Avex Group Holdings, Inc.	43,364
113,000	Awa Bank Ltd. (The)	703,507
30,000	Bando Chemical Industries Ltd.	125,378
7,200	Bank of Iwate Ltd. (The)	272,058
7,000	Bank of Kochi Ltd. (The)	7,163
87,000	Bank of Nagoya Ltd. (The)	274,573
14,800	Bank of Okinawa Ltd. (The)	589,336
72,000	Bank of Saga Ltd. (The)	182,852
21,700	Bank of the Ryukyus Ltd.	254,413
6,700	Belc Co. Ltd.	80,699
12,300	Belluna Co. Ltd.	84,765
22,000	Best Denki Co. Ltd.(b)	59,126
156	Bic Camera, Inc.	71,158
23	BLife Investment Corp. REIT	169,562
1,500	BML, Inc.	42,514
2,100	Bookoff Corp.	14,472
22,000	Bunka Shutter Co. Ltd.	59,668
5,300	CAC Corp.	42,471
63,000	Calsonic Kansei Corp.(b)	254,749
8	Can Do Co. Ltd.	7,387
4,500	Canon Electronics, Inc.	107,625
29,400	Canon Marketing Japan, Inc.	325,116
6,200	Capcom Co. Ltd.	114,576
39,700	Casio Computer Co. Ltd.	314,213
7,900	Cawachi Ltd.	150,179
14,850	Cedyna Financial Corp.(b)(c)	26,729
88,000	Central Glass Co. Ltd.	346,077
1,900	Central Security Patrols Co. Ltd.	18,200
800	Central Sports Co. Ltd.	8,827
19,050	Century Tokyo Leasing Corp.	325,974
15,700	Chiba Kogyo Bank Ltd. (The)(b)	84,389
18,000	Chino Corp.	44,825

33

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
10,000	Chiyoda Co. Ltd.	$132,405
23,000	Chiyoda Corp.	227,406
3,400	Chiyoda Integre Co. Ltd.	45,646
500	Chofu Seisakusho Co. Ltd.	12,137
46,000	Chori Co. Ltd.	59,545
14,100	Chubu Shiryo Co. Ltd.	97,865
41,000	Chuetsu Pulp & Paper Co. Ltd.	71,775
153,000	Chugai Mining Co. Ltd.(b)	54,700
20,000	Chugai Ro Co. Ltd.	84,818
61,000	Chugoku Bank Ltd. (The)	708,402
12,000	Chugoku Marine Paints Ltd.	101,190
67,000	Chukyo Bank Ltd. (The)	152,808
12,000	Chuo Denki Kogyo Co. Ltd.	61,246
10,000	Chuo Spring Co. Ltd.	35,752
15,800	Circle K Sunkus Co. Ltd.	241,923
83,800	Citizen Holdings Co. Ltd.	504,153
28,300	CKD Corp.	254,688
48,000	Clarion Co. Ltd.(b)	81,070
8,500	Cleanup Corp.	59,625
2,000	CMIC Co. Ltd.	34,100
24,800	CMK Corp.(b)	101,505
14,500	Coca-Cola Central Japan Co. Ltd.	197,349
19,600	Coca-Cola West Holdings Co.	404,251
8,090	Cocokara Fine Holdings, Inc.	172,541
9,000	Colowide Co. Ltd.	49,929
6,000	Computer Engineering & Consulting Ltd.	29,883
4,400	Computer Institute of Japan Ltd.	14,592
42,000	COMSYS Holdings Corp.	438,045
4,000	Co-Op Chemical Co. Ltd.(b)	5,079
6,200	Corona Corp.	59,695
6,600	Cosel Co. Ltd.	103,986
216,000	Cosmo Oil Co. Ltd.	705,665
2,600	Cosmos Pharmaceutical Corp.	114,751
2,700	Create Medic Co. Ltd.	26,462
88,600	Credit Saison Co. Ltd.	1,477,850
19,158	CSK Holdings Corp.(b)	60,699
7,800	CTI Engineering Co. Ltd.	56,446
23	Cybernet Systems Co. Ltd.	6,057
111	Cybozu, Inc.	24,016
27,000	Dai Nippon Toryo Co. Ltd.	36,282
15,700	Daibiru Corp.	124,261
105,000	Daicel Chemical Industries Ltd.	673,118
9,000	Dai-Dan Co. Ltd.	51,815
16,000	Daido Kogyo Co. Ltd.	30,574
13,000	Daido Metal Co. Ltd.	116,353
95,000	Daido Steel Co. Ltd.	539,912
10,600	Daidoh Ltd.	105,196
41,100	Daiei, Inc. (The)(b)	142,886
25,500	Daifuku Co. Ltd.	171,645
26,000	Daihen Corp.	103,853
23,000	Daiho Corp.	32,892
21,000	Daiichi Chuo KK(b)	40,646
19,000	Daiichi Jitsugyo Co. Ltd.	75,658

Shares		Value

JAPAN (continued)
600	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	$29,662
20,000	Dai-Ichi Kogyo Seiyaku Co. Ltd.	61,148
13,000	Daiken Corp.	45,996
18,000	Daiki Aluminium Industry Co. Ltd.	50,595
3,600	Daiko Clearing Services Corp.	12,249
1,700	Daikoku Denki Co. Ltd.	19,742
1,000	Daikokutenbussan Co. Ltd.	32,423
71,000	Daikyo, Inc.(b)	112,914
3,700	Dainichi Co. Ltd.	28,509
24,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	134,032
85,000	Dainippon Screen Manufacturing Co. Ltd.	780,682
18,000	Daio Paper Corp.	129,372
76,000	Daisan Bank Ltd. (The)	185,514
4,910	Daiseki Co. Ltd.	103,872
78,000	Daishi Bank Ltd. (The)	244,246
24,000	Daiso Co. Ltd.	77,520
1,600	Daisyo Corp.	17,654
69,000	Daito Bank Ltd. (The)(b)	43,383
5,200	Daito Electron Co. Ltd.	34,169
14,000	Daiwa Industries Ltd.	69,728
61,000	Daiwabo Holdings Co. Ltd.	123,331
2,000	DC Co. Ltd.	5,893
43,860	DCM Japan Holdings Co. Ltd.	279,008
176,000	Denki Kagaku Kogyo KK	900,450
27,000	Denki Kogyo Co. Ltd.	128,484
8,600	Denyo Co. Ltd.	117,579
18,000	Descente Ltd.	75,670
141,000	DIC Corp.	335,487
4,600	Disco Corp.	311,903
7,200	Don Quijote Co. Ltd.	267,620
5,350	Doshisha Co. Ltd.	116,544
9,974	Doutor Nichires Holdings Co. Ltd.	118,658
69,000	Dowa Holdings Co. Ltd.	449,140
12	Dr Ci Labo Co. Ltd.	50,669
23	Dream Incubator, Inc.(b)	17,325
6,700	DTS Corp.	63,023
31,300	Duskin Co. Ltd.	630,901
17	Dwango Co. Ltd.	45,206
4,000	Dydo Drinco, Inc.	155,335
4,000	Dynic Corp.	6,953
8,000	Eagle Industry Co. Ltd.	82,254
2,000	Earth Chemical Co. Ltd.	66,868
130,000	Ebara Corp.	729,212
1,400	Echo Trading Co. Ltd.	12,220
44,300	EDION Corp.	381,204
71,000	Ehime Bank Ltd. (The)	198,693
11,000	Eidai Co. Ltd.	53,159
82,000	Eighteenth Bank Ltd. (The)	221,389
4,400	Eiken Chemical Co. Ltd.	55,329

34

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
5,500	Eizo Nanao Corp.	$122,252
6,300	Elematec Corp.	81,085
78,300	Elpida Memory, Inc.(b)	1,160,286
3,900	Enplas Corp.	53,849
29	EPS Co. Ltd.	65,998
11,700	ESPEC Corp.	88,419
3,300	Excel Co. Ltd.	37,428
11,700	Exedy Corp.	371,417
14,000	Ezaki Glico Co. Ltd.	166,554
3,800	F&A Aqua Holdings, Inc.	33,636
334	Faith, Inc.	54,682
2,600	Falco SD Holdings Co. Ltd.	20,899
11,900	Fancl Corp.	163,136
284,100	FCC Co. Ltd.	6,661,631
18,000	FDK Corp.(b)	31,733
2,000	Felissimo Corp.	23,152
54,200	FIDEA Holdings Co. Ltd.	137,647
14,000	First Baking Co. Ltd.(b)	16,051
8,600	Foster Electric Co. Ltd.	197,520
2,900	FP Corp.	166,603
56,000	France Bed Holdings Co. Ltd.	68,347
4,000	F-Tech, Inc.	58,682
73,600	Fudo Tetra Corp.(b)	152,435
5,300	Fuji Co. Ltd.	109,247
6,600	Fuji Corp. Ltd.	27,664
182,000	Fuji Electric Holdings Co. Ltd.	565,419
7,500	Fuji Electronics Co. Ltd.	130,463
19,000	Fuji Kyuko Co. Ltd.	98,145
17,700	Fuji Oil Co. Ltd.	245,267
4,600	Fuji Seal International, Inc.	95,896
9,100	FUJI SOFT, Inc.	138,662
36,000	Fujibo Holdings, Inc.	75,005
7,600	Fujicco Co. Ltd.	90,321
12,100	Fujikura Kasei Co. Ltd.	70,707
134,000	Fujikura Ltd.	687,222
3,000	Fujikura Rubber Ltd.	11,835
7,000	Fujimi, Inc.	95,100
6,500	Fujimori Kogyo Co. Ltd.	89,509
7,000	Fujita Kanko, Inc.	25,371
40,000	Fujitec Co. Ltd.	204,155
3,500	Fujitsu Frontech Ltd.	25,975
18,000	Fujitsu General Ltd.	95,864
3,000	Fujiya Co. Ltd.(b)	4,956
6,700	Fukoku Co. Ltd.	58,563
14,000	Fukuda Corp.	41,595
86,000	Fukui Bank Ltd. (The)	259,755
57,000	Fukushima Bank Ltd. (The)	31,622
2,600	Fukushima Industries Corp.	30,258
88,000	Fukuyama Transporting Co. Ltd.	423,103
7,800	Funai Consulting Co. Ltd.	48,945
10,800	Funai Electric Co. Ltd.	327,535
102,000	Furukawa Co. Ltd.(b)	113,173
37,000	Furukawa-Sky Aluminum Corp.	105,369
4,400	Furusato Industries Ltd.	33,414

Shares		Value

JAPAN (continued)
12,000	Fuso Pharmaceutical Industries Ltd.	$33,730
26,000	Futaba Corp.	483,043
20,500	Futaba Industrial Co. Ltd.(b)	117,013
13,500	Fuyo General Lease Co. Ltd.	417,740
900	G-7 Holdings, Inc.	4,549
29,000	Gakken Holdings Co. Ltd.	48,622
13,300	Gecoss Corp.	64,274
60	Geo Corp.	69,235
12,000	GLOBERIDE, Inc.	13,166
18,700	Glory Ltd.	410,356
6,600	GMO internet, Inc.	28,478
74,000	Godo Steel Ltd.	188,843
7,410	Goldcrest Co. Ltd.	122,503
33,000	Goldwin, Inc.	90,723
2,000	Gourmet Kineya Co. Ltd.(b)	11,539
36,000	GSI Creos Corp.(b)	51,482
680	Gulliver International Co. Ltd.	27,245
29,000	Gun-Ei Chemical Industry Co. Ltd.	76,509
183,000	Gunma Bank Ltd. (The)	985,897
98,000	Gunze Ltd.	352,783
5,900	H.I.S. Co. Ltd.	141,036
65,000	H2O Retailing Corp.	470,382
5,800	Hakudo Co. Ltd.	54,986
8,830	Hakuhodo DY Holdings, Inc.	458,291
7,100	Hakuto Co. Ltd.	73,700
1,100	Hamakyorex Co. Ltd.	31,841
13,500	Hamamatsu Photonics KK	528,416
120,000	Hanwa Co. Ltd.	508,907
1,200	Happinet Corp.	14,246
4,700	Harashin Narus Holdings Co. Ltd.	68,951
7,400	Hard Off Corp. Co. Ltd.	35,944
4,000	Harima Chemicals, Inc.	27,516
1,300	Haruyama Trading Co. Ltd.	6,250
114,500	Haseko Corp.(b)	76,225
30,000	Hazama Corp.(b)	40,683
12,400	Heiwa Corp.	190,322
81,000	Heiwa Real Estate Co. Ltd.	180,743
16,500	Heiwado Co. Ltd.	207,687
16,000	Hibiya Engineering Ltd.	149,516
3,500	Hiday Hidaka Corp.	52,382
79,000	Higashi-Nippon Bank Ltd. (The)	159,724
112,000	Higo Bank Ltd. (The)	643,432
14,200	Hikari Tsushin, Inc.	277,470
108,000	Hino Motors Ltd.	507,280
1,300	Hioki EE Corp.	25,611
179,000	Hiroshima Bank Ltd. (The)	778,980
13,000	Hisaka Works Ltd.	145,682
700	Hitachi Business Solution Co. Ltd.	6,162
104,000	Hitachi Cable Ltd.	247,451
28,600	Hitachi Capital Corp.	405,826

35

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
12,100	Hitachi High-Technologies Corp.	$252,248
30,800	Hitachi Koki Co. Ltd.	280,984
24,000	Hitachi Kokusai Electric, Inc.	198,829
10,000	Hitachi Medical Corp.	132,774
4,500	Hitachi Tool Engineering Ltd.	45,657
13,000	Hitachi Transport System Ltd.	180,300
159,000	Hitachi Zosen Corp.	231,301
8,000	Hochiki Corp.	41,916
15,000	Hodogaya Chemical Co. Ltd.	58,990
4,600	Hogy Medical Co. Ltd.	189,127
6,000	Hokkaido Coca-Cola Bottling Co. Ltd.	29,218
10,000	Hokkaido Gas Co. Ltd.	31,190
25,000	Hokkan Holdings Ltd.	77,976
4,000	Hokko Chemical Industry Co. Ltd.	12,279
157,000	Hokkoku Bank Ltd. (The)	528,398
99,000	Hokuetsu Bank Ltd. (The)	212,365
67,865	Hokuetsu Kishu Paper Co. Ltd.	378,167
181,000	Hokuhoku Financial Group, Inc.	343,636
4,400	Hokuto Corp.	98,019
5,530	Honeys Co. Ltd.	57,949
192,500	Horiba Ltd.	5,769,186
2,400	Horipro, Inc.	20,771
4,100	Hoshizaki Electric Co. Ltd.	79,053
29,300	Hosiden Corp.	291,501
10,000	Hosokawa Micron Corp.	41,546
39,700	House Foods Corp.	648,003
41,000	Howa Machinery Ltd.(b)	41,447
2,300	Hulic Co. Ltd.	19,139
1,000	Hurxley Corp.	5,720
200	Hutech Norin Co. Ltd.	1,546
105,000	Hyakugo Bank Ltd. (The)	454,355
116,000	Hyakujushi Bank Ltd. (The)	430,451
2,000	I Metal Technology Co. Ltd.	4,857
6,200	IBJ Leasing Co. Ltd.	152,334
1,700	Ichibanya Co. Ltd.	50,823
8,000	Ichikoh Industries Ltd.(b)	16,865
7,000	ICHINEN Holdings Co. Ltd.	32,966
10,900	Ichiyoshi Securities Co. Ltd.	67,860
3,600	Icom, Inc.	106,338
3,100	Idec Corp.	31,568
19,000	Ihara Chemical Industry Co. Ltd.	59,730
6,600	Iida Home Max	56,631
22,900	Iino Kaiun Kaisha Ltd.	108,691
43	Ikyu Corp.	17,653
8,700	Imasen Electric Industrial	112,940
7,600	Inaba Denki Sangyo Co. Ltd.	200,505
3,100	Inaba Seisakusho Co. Ltd.	32,447
23,000	Inabata & Co. Ltd.	130,999
9,000	Inageya Co. Ltd.	95,198
10	Industrial & Infrastructure Fund Investment Corp. REIT	52,395

Shares		Value

JAPAN (continued)
15,600	Ines Corp.	$101,545
600	I-Net Corp.	3,210
3,500	Information Services International-Dentsu Ltd.	24,077
13,200	Innotech Corp.	88,689
400	Intage, Inc.	8,571
12	Internet Initiative Japan, Inc.	40,239
10,600	Inui Steamship Co. Ltd.	57,629
4,000	Ise Chemical Corp.	28,897
54,000	Iseki & Co. Ltd.(b)	121,827
131,000	Ishihara Sangyo Kaisha Ltd.(b)	155,039
2,000	Ishii Hyoki Co. Ltd.(b)	24,558
10,000	Ishii Iron Works Co. Ltd.	23,547
15,000	Ishizuka Glass Co. Ltd.	28,293
31,966	IT Holdings Corp.	311,719
4,500	ITC Networks Corp.	25,797
10,700	Ito En Ltd.	188,765
19,300	Itochu Enex Co. Ltd.	104,453
6,600	Itochu Techno-Science Corp.	231,079
1,700	Itochu-Shokuhin Co. Ltd.	56,628
80,000	Itoham Foods, Inc.	315,601
24,900	Itoki Corp.	57,711
13,000	Iwai Securities Co. Ltd.	65,389
15,000	Iwaki & Co. Ltd.	35,320
27,000	Iwasaki Electric Co. Ltd.(b)	69,901
40,000	IWATANI Corp.	130,679
26,000	Iwatsu Electric Co. Ltd.	28,527
128,000	Iyo Bank Ltd. (The)	1,065,154
6,800	Izumi Co. Ltd.	96,658
23,000	Izumiya Co. Ltd.	99,525
46,000	Izutsuya Co. Ltd.(b)	31,190
216,000	J. Front Retailing Co. Ltd.	929,347
900	Jalux, Inc.	7,578
1,000	Jamco Corp.(b)	5,979
91,000	Janome Sewing Machine Co. Ltd.(b)	81,896
8,800	Japan Airport Terminal Co. Ltd.	113,153
16,000	Japan Asia Investment Co. Ltd.(b)	18,147
21,000	Japan Aviation Electronics Industry Ltd.	152,487
6,100	Japan Carlit Co. Ltd.	30,833
5,000	Japan Cash Machine Co. Ltd.	41,546
13,900	Japan Digital Laboratory Co. Ltd.	159,880
5,800	Japan Electronic Materials Corp.	35,394
17,300	Japan Foundation Engineering Co. Ltd.	64,410
9,200	Japan Medical Dynamic Marketing, Inc.	23,024
4,700	Japan Petroleum Exploration Co.	228,873
46,000	Japan Pulp & Paper Co. Ltd.	165,025
11	Japan Pure Chemical Co. Ltd.	32,018
15,000	Japan Radio Co. Ltd.	37,169
23,000	Japan Transcity Corp.	72,872

36

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
10,000	Japan Vilene Co. Ltd.	$46,847
38,000	Japan Wool Textile Co. Ltd. (The)	335,425
5,600	Jastec Co. Ltd.	32,034
9,700	JBCC Holdings, Inc.	61,585
9,100	JBIS Holdings, Inc.	28,383
14,000	Jeol Ltd.	38,316
67,000	JFE Shoji Holdings, Inc.	293,226
13,000	Jidosha Buhin Kogyo Co. Ltd.	67,953
1,400	JK Holdings Co. Ltd.	7,611
19,000	JMS Co. Ltd.	62,072
26,000	Joban Kosan Co. Ltd.(b)	28,207
57,000	J-Oil Mills, Inc.	159,514
18,000	Joshin Denki Co. Ltd.	172,866
7,600	JSP Corp.	134,357
33,000	Juki Corp.(b)	81,366
167,000	Juroku Bank Ltd. (The)	514,701
26,610	JVC Kenwood Holdings, Inc.(b)	136,797
13,200	kabu.com Securities Co. Ltd.	41,822
2,000	Kabuki-Za Co. Ltd.	87,160
5,600	Kadokawa Group Holdings, Inc.	145,808
6,000	Kaga Electronics Co. Ltd.	67,830
14,400	Kagome Co. Ltd.	250,311
57,000	Kagoshima Bank Ltd. (The)	380,867
217,000	Kajima Corp.	617,974
34	Kakaku.com, Inc.	193,861
19,000	Kaken Pharmaceutical Co. Ltd.	245,244
5,000	Kameda Seika Co. Ltd.	85,003
15,000	Kamei Corp.	59,730
72,000	Kamigumi Co. Ltd.	612,464
13,000	Kanaden Corp.	77,248
14,000	Kanagawa Chuo Kotsu Co. Ltd.	69,556
17,000	Kanamoto Co. Ltd.	125,538
49,000	Kandenko Co. Ltd.	251,298
178,000	Kaneka Corp.	1,296,899
71,000	Kanematsu Corp.(b)	70,024
12,300	Kanematsu Electronics Ltd.	128,285
39,000	Kansai Paint Co. Ltd.	349,060
6,800	Kanto Auto Works Ltd.	44,012
10,000	Kanto Denka Kogyo Co. Ltd.	76,065
18,000	Kanto Natural Gas Development Ltd.	108,735
1,100	Kappa Create Co. Ltd.	20,152
18,000	Kasai Kogyo Co. Ltd.	90,094
13,500	Kasumi Co. Ltd.	71,565
6,800	Katakura Industries Co. Ltd.	67,652
11,900	Kato Sangyo Co. Ltd.	199,813
36,000	Kato Works Co. Ltd.	100,302
2,300	Kawada Technologies, Inc.	43,354
32,000	Kawai Musical Instruments Manufacturing Co. Ltd.	67,065
8,000	Kawasaki Kinkai Kisen Kaisha Ltd.	26,333
221,000	Kawasaki Kisen Kaisha Ltd.	735,622

Shares		Value

JAPAN (continued)
29,000	Kawashima Selkon Textiles Co. Ltd.(b)	$21,809
7,000	Kawasumi Laboratories, Inc.	46,773
72,000	Kayaba Industry Co. Ltd.	595,599
73,000	Keihan Electric Railway Co. Ltd.	300,586
14,200	Keihanshin Real Estate Co. Ltd.	73,350
4,000	Keihin Co. Ltd. (The)	4,537
15,000	Keihin Corp.	283,486
70,000	Keisei Electric Railway Co. Ltd.	403,008
131,000	Keiyo Bank Ltd. (The)	641,151
13,300	Keiyo Co. Ltd.	67,390
1,269	Kenedix, Inc.(b)	229,661
2,000	Kentucky Fried Chicken Japan Ltd.	50,052
24,100	Kewpie Corp.	287,899
5,525	KEY Coffee, Inc.	95,767
32,700	Kikkoman Corp.	323,311
7,000	Kimoto Co. Ltd.	55,403
1,200	Kimura Chemical Plants Co. Ltd.	7,042
84,000	Kinden Corp.	714,541
200	King Jim Co. Ltd.	1,563
29,000	Kinki Nippon Tourist Co. Ltd.(b)	30,389
14,000	Kinki Sharyo Co. Ltd.	57,301
2,900	Kintetsu World Express, Inc.	97,495
5,000	Kinugawa Rubber Industrial Co. Ltd.	24,163
3,500	Kirayaka Bank Ltd.	3,020
2,600	Kisoji Co. Ltd.	51,542
16,900	Kissei Pharmaceutical Co. Ltd.	318,145
41,000	Kitagawa Iron Works Co. Ltd.	74,302
4,900	Kita-Nippon Bank Ltd. (The)	111,151
13,000	Kitano Construction Corp.	31,092
17	Kito Corp.	15,802
19,000	Kitz Corp.	98,379
325,000	Kiyo Holdings, Inc.	460,766
24,700	Koa Corp.	274,664
16,000	Koatsu Gas Kogyo Co. Ltd.	92,313
5,300	Kobayashi Pharmaceutical Co. Ltd.	248,289
14,800	Kohnan Shoji Co. Ltd.	243,398
1,300	Kohsoku Corp.	9,712
13,000	Koike Sanso Kogyo Co. Ltd.	36,220
6,000	Koito Industries Ltd.(b)	8,211
25,000	Koito Manufacturing Co. Ltd.	392,036
12,300	Kojima Co. Ltd.	73,695
7,000	Kokusai Kogyo Holdings Co. Ltd.(b)	22,610
43,800	Kokuyo Co. Ltd.	322,905
23,000	Komai Tekko, Inc.	75,707
3,000	Komatsu Seiren Co. Ltd.	12,464
5,400	Komatsu Wall Industry Co. Ltd.	52,991
6,900	Komeri Co. Ltd.	187,397
36,100	Komori Corp.	341,351

37

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
14,210	Konaka Co. Ltd.(b)	$64,818
8,800	Konishi Co.Ltd.	116,949
8,000	Kose Corp.	208,691
6,000	Kosei Securities Co. Ltd.(b)	5,326
2,100	Kourakuen Corp.	27,468
26,000	Krosaki Harima Corp.	106,096
4,100	KRS Corp.	43,216
13,228	K’s Holdings Corp.	409,976
800	KU Holdings Co. Ltd.	3,698
79,000	Kumagai Gumi Co. Ltd.(b)	86,679
20,000	Kumiai Chemical Industry Co. Ltd.	54,984
1,400	Kura Corp.	20,228
111,000	Kurabo Industries Ltd.	198,422
75,000	Kureha Corp.	372,619
48,000	Kurimoto Ltd.(b)	101,190
11,300	Kuroda Electric Co. Ltd.	125,238
1,800	Kyoden Co. Ltd.	2,929
39,000	Kyodo Printing Co. Ltd.	79,813
41,000	Kyodo Shiryo Co. Ltd.	44,986
8,500	Kyoei Steel Ltd.	149,115
5,000	Kyoei Tanker Co. Ltd.	10,294
14,100	Kyokuto Kaihatsu Kogyo Co. Ltd.	70,400
15,200	Kyokuto Securities Co. Ltd.	98,566
25,000	Kyokuyo Co. Ltd.	49,313
30,000	Kyorin Holdings, Inc.	534,426
6,900	Kyoritsu Maintenance Co. Ltd.	99,440
28,000	Kyosan Electric Manufacturing Co. Ltd.	158,442
1,000	Kyoto Kimono Yuzen Co. Ltd.	10,910
23,800	Kyowa Exeo Corp.	249,399
1,600	Kyowa Leather Cloth Co. Ltd.	5,740
18,000	Kyudenko Corp.	106,737
28,000	Laox Co. Ltd.(b)	18,295
2,700	LEC, Inc.	40,942
76,700	Leopalace21 Corp.(b)	107,795
8,500	Life Corp.	121,137
13,800	Lintec Corp.	401,504
41,000	Lion Corp.	214,818
7,000	Look, Inc.(b)	10,528
22	M3, Inc.	142,933
7,200	Mabuchi Motor Co. Ltd.	354,608
4,500	Macnica, Inc.	106,183
3,800	MacroMill, Inc.	42,865
65,000	Maeda Corp.	195,525
33,000	Maeda Road Construction Co. Ltd.	312,038
5,300	Maezawa Kasei Industries Co. Ltd.	53,382
5,500	Maezawa Kyuso Industries Co. Ltd.	72,551
54,000	Makino Milling Machine Co. Ltd.	502,620
3,300	Mandom Corp.	86,817
2,500	Mars Engineering Corp.	40,621

Shares		Value

JAPAN (continued)
8,900	Marubun Corp.	$42,352
83,000	Marudai Food Co. Ltd.	261,949
23,000	Maruei Department Store Co. Ltd.(b)	25,803
22,000	Maruetsu, Inc. (The)	81,095
4,000	Marufuji Sheet Piling Co. Ltd.	9,468
30,910	Maruha Nichiro Holdings, Inc.	45,728
138,200	Marui Group Co. Ltd.	950,695
22,600	Maruichi Steel Tube Ltd.	561,413
21,800	Marusan Securities Co. Ltd.	90,839
2,900	Maruwa Co. Ltd.	106,612
24,000	Maruyama Manufacturing Co., Inc.	47,636
24,000	Maruzen Showa Unyu Co. Ltd.	75,744
8,900	Maspro Denkoh Corp.	80,316
2,200	Matsuda Sangyo Co. Ltd.	33,523
20,300	Matsui Securities Co. Ltd.	99,353
4,400	Matsumotokiyoshi Holdings Co. Ltd.	93,028
4,700	Matsuya Co. Ltd.(b)	24,394
2,500	Matsuya Foods Co. Ltd.	46,077
22,000	Max Co. Ltd.	270,135
3,500	Maxvalu Tokai Co. Ltd.	43,882
1,600	MEC Co. Ltd.	7,417
72,700	Medipal Holdings Corp.	601,389
3,500	Megachips Corp.(b)	59,588
3,000	Megane Top Co. Ltd.	29,588
12,700	Megmilk Snow Brand Co. Ltd.	195,710
41,000	Meidensha Corp.	174,382
2,300	Meiji Shipping Co. Ltd.	7,684
6,700	Meiko Network Japan Co. Ltd.	60,297
4,100	Meitec Corp.	78,851
2,900	Meito Sangyo Co. Ltd.	36,646
200	Meito Transportation Co. Ltd.	1,477
20,900	Meiwa Corp.	67,764
13,200	Meiwa Estate Co. Ltd.	68,510
3,000	Melco Holdings, Inc.	95,457
54,000	Michinoku Bank Ltd. (The)	95,198
53,000	Mie Bank Ltd. (The)	137,213
16,200	Mikuni Coca-Cola Bottling Co. Ltd.	145,793
1,848	Milbon Co. Ltd.	52,172
8,800	Mimasu Semiconductor Industry Co. Ltd.	103,823
100,000	Minato Bank Ltd. (The)	186,155
41,000	Minebea Co. Ltd.	220,378
5,500	Ministop Co. Ltd.	88,418
133,100	Miraca Holdings, Inc.	5,037,502
21,140	Mirait Holdings Corp.	159,498
8,500	Misawa Homes Co. Ltd.(b)	48,413
14,500	MISUMI Group, Inc.	364,489
3,600	Mitani Corp.	59,027
30,000	Mito Securities Co. Ltd.	43,642
15,000	Mitsuba Corp.	115,022
178,000	Mitsubishi Gas Chemical Co. Inc.	1,380,287

38

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
14,000	Mitsubishi Kakoki Kaisha Ltd.	$33,138
68,000	Mitsubishi Logistics Corp.	750,293
158,000	Mitsubishi Paper Mills Ltd.(b)	159,724
10,600	Mitsubishi Pencil Co. Ltd.	188,177
44,000	Mitsubishi Steel Manufacturing Co. Ltd.	147,544
18,000	Mitsuboshi Belting Co. Ltd.	84,547
143,000	Mitsui Engineering & Shipbuilding Co. Ltd.	352,586
6,300	Mitsui High-Tec, Inc.	31,067
22,000	Mitsui Home Co. Ltd.	110,658
511	Mitsui Knowledge Industry Co. Ltd.	76,100
19,000	Mitsui Matsushima Co. Ltd.	42,865
230,000	Mitsui Mining & Smelting Co. Ltd.	816,618
66,000	Mitsui Sugar Co. Ltd.	327,905
54,000	Mitsui-Soko Co. Ltd.	199,051
36,900	Mitsumi Electric Co. Ltd.	470,832
14,300	Mitsuuroko Co. Ltd.	95,727
87,400	Miura Co. Ltd.	2,469,590
3,500	Miyachi Corp.	27,184
15,000	Miyaji Engineering Group, Inc.(b)	20,341
1,500	Miyakoshi Corp.(b)	4,900
88,000	Miyazaki Bank Ltd. (The)	198,533
28,000	Miyoshi Oil & Fat Co. Ltd.	40,732
92,856	Mizuho Investors Securities Co. Ltd.	88,145
51,000	Mizuno Corp.	218,800
14,000	Mochida Pharmaceutical Co. Ltd.	155,162
3,400	Modec, Inc.	62,706
368	Monex Group, Inc.	72,770
19,500	Mori Seiki Co. Ltd.	250,015
30,000	Morinaga & Co. Ltd.	67,312
111,000	Morinaga Milk Industry Co. Ltd.	446,107
20,000	Morita Holdings Corp	125,008
20,000	Mory Industries, Inc.	83,585
8,000	MOS Food Services, Inc.	146,952
4,200	Moshi Moshi Hotline, Inc.	76,787
14,100	Mr Max Corp.	50,062
3,000	Murakami Corp.	37,724
4,100	Musashi Seimitsu Industry Co. Ltd.	98,109
17,000	Musashino Bank Ltd. (The)	535,055
26,000	Mutoh Holdings Co. Ltd.	61,863
14,000	Nabtesco Corp.	352,783
24,000	Nachi-Fujikoshi Corp.	133,144
1,700	Nagaileben Co. Ltd.	45,353
14,000	Nagano Bank Ltd. (The)	29,341
1,000	Nagano Keiki Co. Ltd.	7,717
86,000	Nagase & Co. Ltd.	1,083,548
7,000	Nagatanien Co. Ltd.	70,419
79,000	Nagoya Railroad Co. Ltd.	207,446
20,000	Nakabayashi Co. Ltd.	40,190

Shares		Value

JAPAN (continued)
12,000	Nakamuraya Co. Ltd.	$56,216
1,500	Nakano Corp.	3,532
37,000	Nakayama Steel Works Ltd.(b)	51,088
34,100	Namco Bandai Holdings, Inc.	374,989
41,000	Nankai Electric Railway Co. Ltd.	158,207
93,000	Nanto Bank Ltd. (The)	450,583
3,400	Natori Co. Ltd.	33,030
8,900	NEC Capital Solutions Ltd.	131,775
9,600	NEC Fielding Ltd.	106,870
4,200	NEC Mobiling Ltd.	139,077
14,200	NEC Networks & System Integration Corp.	184,513
89	NET One Systems Co. Ltd.	159,534
23,300	Neturen Co. Ltd.	183,838
3,000	New Japan Radio Co. Ltd.(b)	7,693
61,000	NHK Spring Co. Ltd.	575,294
3,900	NIC Corp.	20,819
32,000	Nice Holdings, Inc.	76,139
20,000	Nichia Steel Works Ltd.	52,765
24,000	Nichias Corp.	144,979
20,000	Nichiban Co. Ltd.	67,312
27,100	Nichicon Corp.	414,276
2,900	Nichiden Corp.	85,733
11,500	Nichiha Corp.	99,384
16,800	Nichii Gakkan Co.	131,931
26,000	Nichimo Co. Ltd.	52,567
120,000	Nichirei Corp.	525,180
16,000	Nichireki Co. Ltd.	78,506
3,100	Nidec Copal Corp.	35,771
3,100	Nidec Copal Electronics Corp.	20,981
9,000	Nidec Sankyo Corp.	59,804
5,600	Nidec Tosok Corp.	49,362
318,600	Nifco, Inc.	8,044,046
70	NIFTY Corp.	100,881
948	Nihon Chouzai Co. Ltd.	35,295
1,900	Nihon Dempa Kogyo Co. Ltd.	28,834
2,800	Nihon Eslead Corp.	24,612
8,000	Nihon Kohden Corp.	169,537
10	Nihon M&A Center, Inc.	52,148
24,000	Nihon Nohyaku Co. Ltd.	106,811
11,000	Nihon Parkerizing Co. Ltd.	152,426
2,800	Nihon Plast Co. Ltd.	22,679
1,000	Nihon Shokuhin Kako Co. Ltd.	4,894
1,100	Nihon Tokushu Toryo Co. Ltd.	4,489
2,050	Nihon Trim Co. Ltd.	50,697
18,800	Nihon Unisys Ltd.	115,653
71,000	Nihon Yamamura Glass Co. Ltd.	195,192
14,000	Nikkiso Co. Ltd.	115,811
6,000	Nikko Co. Ltd.	25,297
30,000	Nippo Corp.	239,290
63,000	Nippon Beet Sugar Manufacturing Co. Ltd.	140,578
43,000	Nippon Carbide Industries Co., Inc.	109,203

39

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
39,000	Nippon Carbon Co. Ltd.	$89,909
6,200	Nippon Ceramic Co. Ltd.	130,321
40,000	Nippon Chemical Industrial Co. Ltd.	86,297
51,000	Nippon Chemi-Con Corp.	262,812
26,500	Nippon Coke & Engineering Co. Ltd.	50,311
17,000	Nippon Concrete Industries Co. Ltd.	50,299
26,000	Nippon Conveyor Co. Ltd.	27,245
18,000	Nippon Denko Co. Ltd.	116,945
23,000	Nippon Densetsu Kogyo Co. Ltd.	220,600
15,000	Nippon Denwa Shisetsu Co. Ltd.	45,861
400	Nippon Felt Co. Ltd.	1,903
300	Nippon Filcon Co. Ltd.	1,439
9,700	Nippon Fine Chemical Co. Ltd.	59,194
70,000	Nippon Flour Mills Co. Ltd.	344,326
26,000	Nippon Formula Feed Manufacturing Co. Ltd.(b)	28,527
8,000	Nippon Gas Co. Ltd.	111,545
9,000	Nippon Hume Corp.	39,278
28	Nippon Jogesuido Sekkei Co. Ltd.	42,251
3,400	Nippon Kanzai Co. Ltd.	56,628
5,000	Nippon Kasei Chemical Co. Ltd.	10,664
40,000	Nippon Kayaku Co. Ltd.	384,639
44,000	Nippon Kinzoku Co. Ltd.(b)	77,026
41,000	Nippon Koei Co. Ltd.	147,593
32,000	Nippon Konpo Unyu Soko Co. Ltd.	342,427
33,000	Nippon Koshuha Steel Co. Ltd.	49,226
211,000	Nippon Light Metal Co. Ltd.	426,604
60,000	Nippon Meat Packers, Inc.	826,974
39,000	Nippon Metal Industry Co. Ltd.(b)	43,753
56,000	Nippon Paint Co. Ltd.	391,444
30,100	Nippon Paper Group, Inc.	600,033
6	Nippon Parking Development Co. Ltd.	260
16,000	Nippon Pillar Packing Co. Ltd.	135,906
46,000	Nippon Piston Ring Co. Ltd.(b)	101,510
1,000	Nippon Rietec Co. Ltd.	5,166
47,000	Nippon Road Co. Ltd. (The)	137,324
20,000	Nippon Seiki Co. Ltd.	230,290
4,000	Nippon Seiro Co. Ltd.	16,323
16,000	Nippon Seisen Co. Ltd.	83,832
16,000	Nippon Sharyo Ltd.	69,630
77,000	Nippon Sheet Glass Co. Ltd.	225,926
30,000	Nippon Shinyaku Co. Ltd.	386,858
39,000	Nippon Shokubai Co. Ltd.	506,281
28,000	Nippon Signal Co. Ltd. (The)	217,469
52,000	Nippon Soda Co. Ltd.	226,937
20,000	Nippon Steel Trading Co. Ltd.	56,956
41,900	Nippon Suisan Kaisha Ltd.	116,740

Shares		Value

JAPAN (continued)
26,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	$164,433
41,000	Nippon Thompson Co. Ltd.	299,735
24,000	Nippon Valqua Industries Ltd.	69,235
43,000	Nippon Yakin Kogyo Co. Ltd.(b)	100,721
18,000	Nippon Yusoki Co. Ltd.	41,940
19,000	Nipro Corp.	385,786
1,000	Nishikawa Rubber Co. Ltd.	11,120
151,000	Nishimatsu Construction Co. Ltd.	227,110
12,900	Nishimatsuya Chain Co. Ltd.	108,620
351,000	Nishi-Nippon City Bank Ltd. (The)	986,599
54,000	Nishi-Nippon Railroad Co. Ltd.	233,003
23,400	Nissan Chemical Industries Ltd.	242,323
64,000	Nissan Shatai Co. Ltd.	476,558
6,700	Nissei Corp.	58,976
1,500	Nissei Plastic Industrial Co. Ltd.	4,605
7,500	Nissen Holdings Co. Ltd.	48,357
7,700	Nissha Printing Co. Ltd.	156,060
8,900	Nisshin Fudosan Co. Ltd.	47,290
47,000	Nisshin Oillio Group Ltd. (The)	219,022
320,000	Nisshin Steel Co. Ltd.	631,203
72,000	Nisshinbo Holdings, Inc.	709,215
37,000	Nissin Corp.	95,334
17,000	Nissin Electric Co. Ltd.	138,322
13,900	Nissin Kogyo Co. Ltd.	233,737
26,000	Nissin Sugar Manufacturing Co. Ltd.	58,016
6,300	Nissui Pharmaceutical Co. Ltd.	51,183
12,300	Nitta Corp.	219,418
8,600	Nittan Valve Co. Ltd.	31,065
33,000	Nittetsu Mining Co. Ltd.	155,816
125,000	Nitto Boseki Co. Ltd.(b)	300,499
12,800	Nitto Kogyo Corp.	131,764
4,400	Nitto Kohki Co. Ltd.	107,132
17,000	Nitto Seiko Co. Ltd.	48,413
7,100	Noevir Holdings Co. Ltd.(b)	78,427
99,000	NOF Corp.	432,053
10,000	Nohmi Bosai Ltd.	59,422
19,000	Nomura Co. Ltd.	56,451
15,100	Nomura Real Estate Holdings, Inc.	230,833
30,000	Noritake Co. Ltd.	118,350
11,000	Noritsu Koki Co. Ltd.(b)	63,194
9,000	Noritz Corp.	155,890
3,700	NS Solutions Corp.	70,383
22,000	NS United Kaiun Kaisha Ltd.	43,395
10,600	NSD Co. Ltd.	98,270
141,000	NTN Corp.	672,712
4,300	Obara Corp.	49,618
20,000	Obayashi Road Corp.	46,847
750	OBIC Business Consultants Ltd.	45,306
1,400	Obic Co. Ltd.	259,755
27,000	Oenon Holdings, Inc.	63,576

40

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
142,000	Ogaki Kyoritsu Bank Ltd. (The)	$453,406
3,600	Ohara, Inc.	38,656
900	Ohashi Technica, Inc.	6,480
11,438	Oiles Corp.	219,975
87,000	Oita Bank Ltd. (The)	275,646
30,300	Okabe Co. Ltd.	167,721
16,000	Okamoto Industries, Inc.	60,951
4,000	Okamoto Machine Tool Works Ltd.(b)	6,608
23,000	Okamura Corp.	130,149
87,000	Okasan Securities Group, Inc.	309,967
168,000	Oki Electric Industry Co. Ltd.(b)	136,695
3,460	Okinawa Electric Power Co., Inc. (The)	150,787
32,000	OKK Corp.(b)	41,028
55,000	OKUMA Corp.	514,640
51,000	Okumura Corp.	198,052
19,000	Okura Industrial Co. Ltd.	59,730
10,000	Okuwa Co. Ltd.	102,817
1,900	Olympic Corp.	13,234
5,500	Onoken Co. Ltd.	50,583
69,000	Onward Holdings Co. Ltd.	511,237
1,600	Optex Co. Ltd.	21,658
20,000	Organo Corp.	143,993
10,000	Origin Electric Co. Ltd.	51,655
8,200	Osaka Organic Chemical Industry Ltd.	42,155
11,100	Osaka Steel Co. Ltd.	199,106
3,400	OSAKA Titanium Technologies Co.	259,459
6,000	Osaki Electric Co. Ltd.	53,923
13,500	OSG Corp.	180,244
3,100	Otsuka Corp.	193,762
8,900	Oyo Corp.	91,068
37,000	Pacific Industrial Co. Ltd.	175,615
31,000	Pacific Metals Co. Ltd.	233,508
3,350	Pack Corp. (The)	53,523
2,000	Pal Co. Ltd.	62,257
46,000	PanaHome Corp.	305,665
900	Panasonic Electric Works Information Systems Co. Ltd.	23,788
10,500	Panasonic Electric Works SUNX Co. Ltd.	58,768
7,700	Paramount Bed Co. Ltd.	208,175
27,200	Parco Co. Ltd.	231,711
8,800	Paris Miki Holdings, Inc.	85,380
17,400	Park24 Co. Ltd.	181,476
10,000	Pasco Corp.	35,135
9	Pasona Group, Inc.	8,111
114,500	Penta-Ocean Construction Co. Ltd.	251,261
140	PGM Holdings KK	77,236
2,700	Pia Corp.(b)	26,229
2,900	Pigeon Corp.	98,782
54	Pilot Corp.	99,392

Shares		Value

JAPAN (continued)
3,800	Piolax, Inc.	$86,480
65,800	Pioneer Corp.(b)	275,806
5,400	Plenus Co. Ltd.	81,817
2,530	Point, Inc.	115,092
41,000	Press Kogyo Co. Ltd.	186,008
3,000	Pressance Corp.	38,316
49,000	Prima Meat Packers Ltd.	65,241
5,100	Pronexus, Inc.	25,024
17,000	PS Mitsubishi Construction Co. Ltd.(b)	72,724
21,900	Raito Kogyo Co. Ltd.	78,836
14,000	Rasa Industries Ltd.(b)	20,711
77,840	Rengo Co. Ltd.	463,499
20,300	Renown, Inc.(b)	40,793
5,700	Resorttrust, Inc.	69,217
3,000	Rheon Automatic Machinery Co. Ltd.	6,805
37,000	Rhythm Watch Co. Ltd.	54,737
12,300	Ricoh Leasing Co. Ltd.	273,856
5,400	Right On Co. Ltd.(b)	25,497
36,000	Riken Corp.	141,133
9,000	Riken Keiki Co. Ltd.	76,780
15,000	Riken Technos Corp.	48,450
2,600	Riken Vitamin Co. Ltd.	66,350
3,700	Ringer Hut Co. Ltd.	46,800
11,300	Riso Kagaku Corp.	210,495
698	Riso Kyoiku Co. Ltd.	34,506
4,100	Rock Field Co. Ltd.	65,103
18,000	Rohto Pharmaceutical Co. Ltd.	183,073
11,500	Roland Corp.	132,133
3,000	Roland DG Corp.	48,080
39,700	Round One Corp.	239,819
11,100	Royal Holdings Co. Ltd.	114,264
42,000	Ryobi Ltd.	162,066
21,000	Ryoden Trading Co. Ltd.	128,410
2,300	Ryohin Keikaku Co. Ltd.	105,763
24,600	Ryosan Co. Ltd.	568,940
1,900	Ryoshoku Ltd.	40,171
13,200	Ryoyo Electro Corp.	135,230
7,000	S Foods, Inc.	56,438
12,000	Sagami Co. Ltd.(b)	14,646
65,000	Saibu Gas Co. Ltd.	156,260
5,000	Saizeriya Co. Ltd.	85,311
46,000	Sakai Chemical Industry Co. Ltd.	238,747
18,000	Sakai Heavy Industries Ltd.	35,727
39,000	Sakai Ovex Co. Ltd.(b)	60,581
14,000	Sakata INX Corp.	63,687
12,000	Sakata Seed Corp.	169,981
5,000	Sala Corp.	23,608
3,000	San-A Co. Ltd.	116,316
32,000	San-Ai Oil Co. Ltd.	171,608
17,000	Sanden Corp.	79,640
6,000	Sanei-International Co. Ltd.	66,794
19,475	Sangetsu Co. Ltd.	445,609
56,000	San-In Godo Bank Ltd. (The)	412,846

41

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
15,700	Sanix, Inc.(b)	$46,646
14,500	Sankei Building Co. Ltd. (The)	82,050
44,000	Sanken Electric Co. Ltd.	233,792
26,000	Sanki Engineering Co. Ltd.	153,856
50	Sanko Marketing Foods Co. Ltd.	48,018
14,000	Sanko Metal Industrial Co. Ltd.	39,006
30,600	Sankyo Seiko Co. Ltd.	96,197
80,000	Sankyo-Tateyama Holdings, Inc.(b)	114,405
59,000	Sankyu, Inc.	269,851
20,600	Sanoh Industrial Co. Ltd.	159,995
9,400	Sanrio Co. Ltd.	310,571
18,800	Sanshin Electronics Co. Ltd.	156,908
6,000	Sansui Electric Co. Ltd.(b)	74
2,400	Santen Pharmaceutical Co. Ltd.	92,461
77,000	Sanwa Holdings Corp.	249,658
12,000	Sanyo Chemical Industries Ltd.	97,195
11,000	Sanyo Denki Co. Ltd.	94,249
48	Sanyo Housing Nagoya Co. Ltd.	43,908
28,000	Sanyo Shokai Ltd.	83,536
63,000	Sanyo Special Steel Co. Ltd.	348,727
173,300	Sapporo Hokuyo Holdings, Inc.	764,857
31,000	Sapporo Holdings Ltd.	123,824
34,000	Sasebo Heavy Industries Co. Ltd.	64,550
5,300	Sato Corp.	69,456
6,300	Sato Shoji Corp.	34,096
7,700	Satori Electric Co. Ltd.	49,077
2,600	Sawai Pharmaceutical Co. Ltd.	232,386
12,000	SAXA Holdings, Inc.	19,528
10,605	SBI Holdings, Inc.	1,134,826
13,000	Scroll Corp.	45,195
1,600	Secom Joshinetsu Co. Ltd.	44,105
4,000	Seibu Electric Industry Co. Ltd.	17,112
31,000	Seika Corp.	84,843
9,000	Seikagaku Corp.	104,074
20,400	Seiko Epson Corp.	354,859
19,000	Seiko Holdings Corp.	62,072
100	Seiko PMC Corp.	327
78,000	Seino Holdings Corp.	582,728
19,300	Seiren Co. Ltd.	128,722
18,000	Sekisui Jushi Corp.	186,402
29,000	Sekisui Plastics Co. Ltd.	105,825
46,000	Senko Co. Ltd.	136,670
700	Senshu Electric Co. Ltd.	8,802
32,900	Senshu Ikeda Holdings, Inc.	48,672
4,900	Senshukai Co. Ltd.	29,902
12,000	Shibaura Mechatronics Corp.(b)	34,913
24,000	Shibusawa Warehouse Co. Ltd. (The)	77,224
9,400	Shibuya Kogyo Co. Ltd.	103,138
122,000	Shiga Bank Ltd. (The)	651,248
68,000	Shikibo Ltd.	78,802
81,000	Shikoku Bank Ltd. (The)	241,657
21,000	Shikoku Chemicals Corp.	126,339

Shares		Value

JAPAN (continued)
8,000	Shima Seiki Manufacturing Ltd.	$208,889
25,249	Shimachu Co. Ltd.	587,686
52,000	Shimadzu Corp.	448,105
36,100	Shimano, Inc.	1,927,054
4,800	Shimizu Bank Ltd. (The)	192,320
1,200	Shimojima Co. Ltd.	13,936
11,300	Shin Nippon Air Technologies Co. Ltd.	56,838
7,000	Shin Nippon Biomedical Laboratories Ltd.	27,873
41,000	Shinagawa Refractories Co. Ltd.	127,880
29,000	Shindengen Electric Manufacturing Co. Ltd.	124,416
20,200	Shin-Etsu Polymer Co. Ltd.	108,577
7,200	Shinkawa Ltd.	68,614
9,000	Shin-Keisei Electric Railway Co. Ltd.	37,946
23,200	Shinko Electric Industries Co. Ltd.	236,247
8,500	Shinko Plantech Co. Ltd.	94,206
10,200	Shinko Shoji Co. Ltd.	86,388
7,000	Shinko Wire Co. Ltd.	12,599
8,000	Shin-Kobe Electric Machinery Co. Ltd.	121,211
58,000	Shinmaywa Industries Ltd.	247,402
31,500	Shinnihon Corp.	96,308
456,000	Shinsei Bank Ltd.	545,300
22,000	Shinsho Corp.	57,227
900	Shinwa Co. Ltd. Nagoya	9,764
8,000	Ship Healthcare Holdings, Inc.	103,162
25,000	Shiroki Corp.	80,441
3,000	Shizuki Electric Co., Inc.	12,834
24,000	Shizuoka Gas Co. Ltd.	141,725
4,900	SHO-BOND Holdings Co. Ltd.	127,763
6,400	Shobunsha Publications, Inc.	48,129
18,000	Shochiku Co. Ltd.	129,816
500	Shofu, Inc.	4,746
34,000	Shoko Co. Ltd.	45,688
3,000	Showa Aircraft Industry Co. Ltd.	24,003
25,600	Showa Corp.(b)	165,691
363,600	Showa Denko KK	721,686
32,000	Showa Sangyo Co. Ltd.	86,396
11,600	Siix Corp.	155,877
82	Simplex Technology, Inc.	38,617
23,000	Sinanen Co. Ltd.	95,839
19,000	Sinfonia Technology Co. Ltd.	58,793
37,000	Sintokogio Ltd.	369,932
856	SKY Perfect JSAT Holdings, Inc.	341,387
32,000	SMK Corp.	139,259
13,500	SNT Corp.	63,410
22,400	Sodick Co. Ltd.	145,256
2,200	Soft99 Corp.	13,236
2,200	Sogo Medical Co. Ltd.	70,354
44,688	Sohgo Security Services Co. Ltd.	510,153

42

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
711,500	Sojitz Corp.	$1,350,811
67	So-Net Entertainment Corp.	251,513
5,400	Soshin Electric Co. Ltd.	30,557
56,000	Sotetsu Holdings, Inc.	153,264
1,900	Space Co. Ltd.	11,899
400	SPK Corp.	6,130
12,700	Square Enix Holdings Co. Ltd.	210,114
3,200	SRA Holdings, Inc.	28,522
57	SRI Sports Ltd.	62,189
2,700	ST Corp.	27,827
1,000	St. Marc Holdings Co. Ltd.	36,664
7,000	Star Micronics Co. Ltd.	78,617
26,000	Starzen Co. Ltd.	76,607
2,000	Stella Chemifa Corp.	72,761
2,500	Studio Alice Co. Ltd.	26,351
2,300	Sugi Holdings Co. Ltd.	55,065
3,400	Sugimoto & Co. Ltd.	32,024
4,800	Sumida Corp.	45,506
76,000	Sumikin Bussan Corp.	175,208
22,000	Suminoe Textile Co. Ltd.	46,379
8,200	Sumisho Computer Systems Corp.	115,446
76,000	Sumitomo Bakelite Co. Ltd.	486,273
9,200	Sumitomo Densetsu Co. Ltd.	39,130
20,100	Sumitomo Forestry Co. Ltd.	174,696
75,000	Sumitomo Light Metal Industries Ltd.(b)	85,064
11,200	Sumitomo Mitsui Construction Co. Ltd.(b)	10,908
156,000	Sumitomo Osaka Cement Co. Ltd.	421,180
12,500	Sumitomo Pipe & Tube Co. Ltd.	91,383
14,000	Sumitomo Precision Products Co. Ltd.	111,151
1,370	Sumitomo Real Estate Sales Co. Ltd.	55,398
36,300	Sumitomo Rubber Industries, Inc.	404,999
26,000	Sumitomo Seika Chemicals Co. Ltd.	152,894
80,000	Sumitomo Warehouse Co. Ltd. (The)	365,900
6,800	Sundrug Co. Ltd.	191,974
3,600	Sun-Wa Technos Corp.	33,109
86,000	Suruga Bank Ltd.	715,651
23,000	Suzuken Co. Ltd.	571,349
80,000	SWCC Showa Holdings Co. Ltd.(b)	100,598
62,000	SXL Corp.(b)	55,033
54	SysproCatena Corp.	58,717
4,600	T. Hasegawa Co. Ltd.	70,433
27,000	T. RAD Co. Ltd.	112,840
6,400	Tachibana Eletech Co. Ltd.	61,779
8,500	Tachi-S Co. Ltd.	142,095
57	Tact Home Co. Ltd.	50,103
40,000	Tadano Ltd.	211,552

Shares		Value

JAPAN (continued)
17,000	Taihei Dengyo Kaisha Ltd.	$152,993
41,000	Taihei Kogyo Co. Ltd.	184,997
266,000	Taiheiyo Cement Corp.	449,263
18,000	Taiheiyo Kouhatsu, Inc.	16,421
11,800	Taiho Kogyo Co. Ltd.	94,848
16,700	Taikisha Ltd.	320,350
7,000	Taiko Bank Ltd. (The)	20,798
211,900	Taisei Corp.	493,732
700	Taisei Lamick Co., Ltd.	20,055
87,500	Taiyo Ink Manufacturing Co. Ltd.	2,681,686
45,000	Taiyo Yuden Co. Ltd.	625,778
1,600	Takachiho Koheki Co. Ltd.	17,378
11,000	Takagi Securities Co. Ltd.(b)	11,934
8,500	Takamatsu Construction Group Co. Ltd.	118,412
4,500	Takano Co. Ltd.	27,516
20,000	Takaoka Electric Manufacturing Co. Ltd.	76,681
63,000	Takara Holdings, Inc.	305,233
3,800	Takara Printing Co. Ltd.	30,591
56,000	Takara Standard Co. Ltd.	419,059
36,000	Takasago International Corp.	186,846
23,100	Takasago Thermal Engineering Co. Ltd.	196,499
26,000	Takashima & Co. Ltd.	68,594
131,000	Takashimaya Co. Ltd.	893,090
10,600	Takata Corp.	320,032
631	Take and Give Needs Co. Ltd.	43,873
9,000	Takihyo Co. Ltd.	42,828
21,000	Takiron Co. Ltd.	81,551
28,000	Takisawa Machine Tool Co. Ltd.	39,697
18,000	Takuma Co. Ltd. (b)	65,019
5,900	Tamron Co. Ltd.	129,034
25,000	Tamura Corp.	75,202
10,000	Tanseisha Co. Ltd.	35,752
29,000	Tatsuta Electric Wire and Cable Co. Ltd.	137,644
17,000	Tayca Corp.	60,568
18,000	TBK Co. Ltd.	88,097
1,200	Techno Ryowa Ltd.	6,199
13,400	Tecmo Koei Holdings Co. Ltd.	99,119
1,200	Teikoku Electric Manufacturing Co. Ltd.	22,250
9,200	Teikoku Piston Ring Co. Ltd.	82,796
7,000	Teikoku Sen-I Co. Ltd.	43,666
18,000	Teikoku Tsushin Kogyo Co. Ltd.	33,730
49,000	Tekken Corp.	65,241
4,500	Temp Holdings Co. Ltd.	41,330
26	T-GAIA Corp.	44,810
1,000	Tigers Polymer Corp.	4,759
9,500	TKC Corp.	202,145
104,000	Toa Corp.	185,909
46,000	Toa Oil Co. Ltd.	63,515

43

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
34,000	Toa Road Corp.	$72,095
25,000	Toabo Corp	19,417
82,000	Toagosei Co. Ltd.	440,757
50,500	Tobishima Corp.(b)	18,055
15,000	Tobu Store Co. Ltd.	44,936
47,200	TOC Co. Ltd.	192,606
1,700	Tocalo Co. Ltd.	31,877
52,000	Tochigi Bank Ltd. (The)	210,269
113,000	Toda Corp.	417,925
15,000	Toda Kogyo Corp.	139,986
24,000	Toei Co. Ltd.	108,882
23,000	Toenec Corp.	130,716
118,000	Toho Bank Ltd. (The)	289,490
6,000	Toho Co. Ltd.	21,969
56,000	Toho Gas Co. Ltd.	260,963
14,700	Toho Holdings Co. Ltd.	151,141
13,100	Toho Real Estate Co. Ltd.	72,836
5,500	Toho Titanium Co. Ltd.	153,917
63,000	Toho Zinc Co. Ltd.	340,184
46,000	Tohoku Bank Ltd. (The)	66,917
14,000	Tohto Suisan Co. Ltd.	22,782
54,000	Tokai Carbon Co. Ltd.	281,600
13,000	Tokai Holdings Corp.(b)	65,389
13,000	Tokai Lease Co. Ltd.	24,681
16,800	Tokai Rika Co. Ltd.	291,616
22,800	Tokai Rubber Industries, Inc.	275,742
102,000	Tokai Tokyo Financial Holdings	303,051
530	Token Corp.	22,607
16,000	Toko Electric Corp.	86,988
41,000	Toko, Inc.(b)	99,575
53,840	Tokushu Tokai Holdings Co. Ltd.	104,872
148,000	Tokuyama Corp.	764,495
24,200	Tokyo Broadcasting System Holdings, Inc.	280,740
87,000	Tokyo Dome Corp.(b)	187,696
25	Tokyo Electron Device Ltd.	46,631
13,000	Tokyo Energy & Systems, Inc.	85,422
14,600	Tokyo Individualized Educational Institute, Inc.	32,218
30,000	Tokyo Keiki, Inc.	42,532
8,000	Tokyo Kikai Seisakusho Ltd.(b)	7,594
30,700	Tokyo Ohka Kogyo Co. Ltd.	646,814
11,000	Tokyo Rakutenchi Co. Ltd.	35,937
69,000	Tokyo Rope Manufacturing Co. Ltd.	269,654
1,000	Tokyo Sangyo Co. Ltd.	3,070
11,900	Tokyo Seimitsu Co. Ltd.	231,501
66,500	Tokyo Steel Manufacturing Co. Ltd.	715,706
34,000	Tokyo Style Co. Ltd.	229,279
177,000	Tokyo Tatemono Co. Ltd.	634,987
6,800	Tokyo Tatemono Real Estate Sales Co. Ltd.	21,209
25,000	Tokyo Tekko Co. Ltd.	73,661

Shares		Value

JAPAN (continued)
23,000	Tokyo Theaters Co., Inc.	$30,340
19,200	Tokyo Tomin Bank Ltd. (The)(b)	254,690
43,000	Tokyotokeiba Co. Ltd.	55,132
2,300	Tokyu Community Corp.	67,796
20,080	Tokyu Construction Co. Ltd.(b)	54,213
188,000	Tokyu Land Corp.	806,559
28,000	Toli Corp.	64,550
34,000	Tomato Bank Ltd.	64,131
4,000	Tomen Devices Corp.	99,513
5,600	Tomen Electronics Corp.	75,182
14,900	Tomoe Corp.	60,801
2,500	Tomoe Engineering Co. Ltd.	52,980
2,000	Tomoegawa Co. Ltd.	5,104
42,000	Tomoku Co. Ltd.	113,395
20,400	Tomony Holdings, Inc.	71,425
5,100	Tomy Co. Ltd.	43,886
30,000	Tonami Holdings Co. Ltd.	54,737
30,000	Tonichi Carlife Group(b)	41,053
19,600	Topcon Corp.	111,151
15,600	Toppan Forms Co. Ltd.	124,431
19,600	Topre Corp.	160,685
88,000	Topy Industries Ltd.	229,994
18	Toridoll Corp.	20,793
8,800	Torigoe Co. Ltd. (The)	75,942
5,800	Torii Pharmaceutical Co. Ltd.	118,553
5,000	Torishima Pump Manufacturing Co. Ltd.	79,332
185	Tosei Corp.	56,174
67,000	Toshiba Machine Co. Ltd.	353,523
17,000	Toshiba Plant Systems & Services Corp.	191,555
76,000	Toshiba TEC Corp.	348,542
23,000	Tosho Printing Co. Ltd.	39,413
211,000	Tosoh Corp.	811,588
24,000	Totetsu Kogyo Co. Ltd.	206,817
38,000	TOTO Ltd.	295,605
34,000	Tottori Bank Ltd. (The)	68,323
5,300	Touei Housing Corp.	60,047
137,000	Towa Bank Ltd. (The)	163,829
5,500	Towa Corp.	40,480
2,000	Towa Pharmaceutical Co. Ltd.	103,803
48,000	Toyo Construction Co. Ltd.	53,258
11,900	Toyo Corp.	120,005
6,000	Toyo Electric Manufacturing Co. Ltd.	28,404
70,000	Toyo Engineering Corp.	280,465
112,000	Toyo Ink Manufacturing Co. Ltd.	564,729
36,000	Toyo Kanetsu K K	84,769
37,000	Toyo Kohan Co. Ltd.	193,861
21,000	Toyo Securities Co. Ltd.	31,585
19,000	Toyo Suisan Kaisha Ltd.	436,380
1,800	Toyo Tanso Co. Ltd.	99,414
83,000	Toyo Tire & Rubber Co. Ltd.	201,577

44

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

JAPAN (continued)
20,000	Toyo Wharf & Warehouse Co. Ltd.	$33,286
102,000	Toyobo Co. Ltd.	160,957
3,600	Toyoda Gosei Co. Ltd.	78,333
31,600	Toyota Auto Body Co. Ltd.	553,969
400	Trancom Co. Ltd.	7,002
11,400	Transcosmos, Inc.	106,530
9,100	Trusco Nakayama Corp.	153,247
12,700	TS Tech Co. Ltd.	222,170
34,000	Tsubakimoto Chain Co.	179,400
6,000	Tsubakimoto Kogyo Co. Ltd.	14,498
28,000	Tsudakoma Corp.(b)	74,216
34,000	Tsugami Corp.	229,699
11,000	Tsukishima Kikai Co. Ltd.	100,216
42,033	Tsukuba Bank Ltd.(b)	121,775
12,400	Tsumura & Co.	384,466
3,800	Tsuruha Holdings, Inc.	178,956
8,000	Tsurumi Manufacturing Co. Ltd.	56,216
4,300	Tsutsumi Jewelry Co. Ltd.	106,181
8,000	Tsuzuki Denki Co. Ltd.	71,010
7,000	TTK Co. Ltd.	39,006
111	TV Asahi Corp.	168,727
2,900	TV Tokyo Holdings Corp.	37,253
149,000	Ube Industries Ltd.	472,083
13,000	Ube Material Industries Ltd.	51,125
29,000	Uchida Yoko Co. Ltd.	93,312
11,000	Ueki Corp.	23,461
900	UKC Holdings Corp.	9,653
8,800	Ulvac, Inc.	195,712
36,000	Uniden Corp.(b)	131,813
14,600	Unihair Co Ltd.(b)	140,573
5,000	Union Tool Co.	109,597
6,300	Unipres Corp.	133,899
5,600	United Arrows Ltd.	92,234
67,000	Unitika Ltd.(b)	51,211
3,600	Universe Co. Ltd.	53,391
101,200	UNY Co. Ltd.	882,061
18,100	U-Shin Ltd.	126,074
177,700	Ushio, Inc.	3,597,157
4,170	USS Co. Ltd.	319,247
8,800	Utoc Corp.	22,782
16,200	Valor Co. Ltd.	171,956
20,600	Vital KSK Holdings, Inc.	172,185
37,000	Wacoal Holdings Corp.	479,862
44	Wacom Co. Ltd.	56,197
33,000	Wakachiku Construction Co. Ltd.(b)	43,938
3,600	Warabeya Nichiyo Co. Ltd.	42,606
3,400	Watabe Wedding Corp.	31,143
5,500	WATAMI Co. Ltd.	95,605
3,000	Weathernews, Inc.	67,127
15,000	Wood One Co. Ltd.	70,086
14,500	Xebio Co. Ltd.	267,780
3,500	YAC Co. Ltd.	27,658
7,000	Yachiyo Bank Ltd. (The)	212,723
11,000	Yahagi Construction Co.	60,075

Shares		Value

JAPAN (continued)
3,500	Yaizu Suisankagaku Industry Co. Ltd.	$31,757
2,800	YAMABIKO Corp.	29,686
108,000	Yamagata Bank Ltd. (The)	524,589
119,000	Yamaguchi Financial Group, Inc.	1,069,482
79,900	Yamaha Corp.	997,827
5,700	Yamaichi Electronics Co. Ltd.(b)	16,233
71,000	Yamanashi Chuo Bank Ltd. (The)	314,233
12,400	Yamatake Corp.	315,828
51,000	Yamatane Corp.	74,191
11,800	Yamato Kogyo Co. Ltd.	388,121
24,000	Yamazaki Baking Co. Ltd.	307,711
100	Yamazawa Co. Ltd.	1,331
18,200	Yamazen Corp.	103,885
2,500	Yaoko Co. Ltd.	74,123
34,000	Yaskawa Electric Corp.	395,266
3,600	Yasuda Warehouse Co. Ltd. (The)	20,637
13,300	Yellow Hat Ltd.	121,334
63,000	Yodogawa Steel Works Ltd.	264,846
18,000	Yokogawa Bridge Holdings Corp.	122,493
75,500	Yokogawa Electric Corp.(b)	608,728
29,700	Yokohama Reito Co. Ltd.	200,648
99,000	Yokohama Rubber Co. Ltd. (The)	502,842
6,700	Yokowo Co. Ltd.	48,403
5,000	Yomeishu Seizo Co. Ltd.	44,936
8,000	Yomiuri Land Co. Ltd.	25,840
6,000	Yondenko Corp.	25,963
6,500	Yonekyu Corp.	49,683
3,500	Yonex Co. Ltd.	24,336
8,300	Yorozu Corp.	168,016
124	Yoshinoya Holdings Co. Ltd.	150,576
65,000	Yuasa Trading Co. Ltd.	92,153
27,000	Yuken Kogyo Co. Ltd.	56,919
3,600	Yukiguni Maitake Co. Ltd.	20,859
21,000	Yurtec Corp.	121,420
3,600	Yusen Air & Sea Service Co. Ltd.	62,223
2,640	Yushin Precision Equipment Co. Ltd.	48,592
4,500	Yushiro Chemical Industry Co. Ltd.	61,357
4,900	Zenrin Co. Ltd.	47,904
14,300	Zensho Co. Ltd.	150,554
72,000	Zeon Corp.	646,194
5,000	ZERIA Pharmaceutical Co. Ltd.	60,531
12,900	Zuken, Inc.	96,056

		242,558,277

LIECHTENSTEIN — 0.0%
3,769	Liechtensteinische Landesbank AG	331,149

45

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

LIECHTENSTEIN (continued)
2,609	Verwalt & Privat-Bank AG	$345,052

		676,201

LUXEMBOURG — 0.0%
25,053	D’amico International Shipping SA(b)	34,380
11,376	GAGFAH SA	103,288
6,151	Oriflame Cosmetics SA	347,431
58,357	Regus Plc	109,368

		594,467

MALAYSIA — 0.3%
61,000	Aeon Co. (Malaysia) Berhad	122,535
226,400	Affin Holdings Berhad	267,522
608,300	AirAsia Berhad(b)	589,406
115,700	Alam Maritim Resources Berhad	44,139
418,000	Alliance Financial Group Berhad	438,886
45,800	Amway (Malaysia) Holdings Berhad	142,410
58,400	ANN JOO Resources Berhad	57,178
39,600	APM Automotive Holdings Berhad	65,911
132,200	Bandar Raya Developements Berhad	95,959
32,000	Batu Kawan Berhad	165,510
95,933	Berjaya Assets Berhad	37,570
651,400	Berjaya Corp. Berhad	250,708
10,900	Berjaya Media Berhad(b)	2,061
43,660	Berjaya Retail Berhad(b)(c)	9,507
112,100	Berjaya Sports Toto Berhad	159,710
180,500	BIMB Holdings Berhad	96,283
222,440	Boustead Holdings Berhad	434,817
6,400	British American Tobacco Malaysia Berhad	103,714
47,900	Bursa Malaysia Berhad	129,857
23,600	Cahya Mata Sarawak Berhad	17,927
75,100	Carlsberg Brewery-Malaysia Berhad	200,047
10,815	CB Industrial Product Holding Berhad	15,883
28,000	Chemical Co. of Malaysia Berhad	16,637
15,600	Coastal Contracts Berhad	18,802
54,100	CSC Steel Holdings Berhad	31,781
18,800	Dayang Enterprise Holdings Berhad	13,011
295,832	Dialog Group Berhad	248,691
261,400	DRB-Hicom Berhad	195,035
313,100	Eastern & Oriental Berhad	150,102
213,700	ECM Libra Financial Group Berhad	65,654
79,400	EON Capital Berhad(b)	193,809
18,700	Esso Malaysia Berhad	26,642
122,000	Evergreen Fibreboard Berhad	53,545
48,300	Faber Group Berhad	36,201

Shares		Value

MALAYSIA (continued)
18,500	Fraser & Neave Holdings Berhad	$110,550
401,500	Gamuda Berhad	506,958
48,100	Genting Plantations Berhad	129,912
29,000	Glomac Berhad	18,211
152,700	Green Packet Berhad(b)	32,736
76,900	Guinness Anchor Berhad	262,218
54,600	GuocoLand Malaysia Berhad	22,305
31,600	Hai-O Enterprise Berhad	24,111
60,800	HAP Seng Consolidated Berhad	119,055
110,500	Hap Seng Plantations Holdings Berhad	106,322
23,550	Hartalega Holdings Berhad	45,319
54,100	Hong Leong Financial Group Berhad	187,396
77,250	Hong Leong Industries Berhad	99,627
337,730	IGB Corp. Berhad	242,865
522,840	IJM Corp. Berhad	1,094,398
120,100	IJM Land Berhad	114,342
97,200	IJM Plantations Berhad	97,463
27,600	Jerneh Asia Berhad	28,886
32,800	JT International Berhad	81,723
373,700	Karambunai Corp Berhad(b)	28,387
82,200	Keck Seng (Malaysia) Berhad	115,446
131,768	Kencana Petroleum Berhad	116,999
219,600	KFC Holdings Malaysia Berhad	275,056
103,900	Kian JOO CAN Factory Berhad	81,731
148,900	Kinsteel Berhad	43,232
276,800	KLCC Property Holdings Berhad	307,452
178,200	KNM Group Berhad	158,226
34,200	Kossan Rubber Industries	37,294
93,750	KPJ Healthcare Berhad	129,769
150,100	KUB Malaysia Berhad	39,780
294,400	Kulim Malaysia Berhad	318,055
16,050	Kumpulan Fima Berhad	8,399
26,500	Kumpulan Perangsang Selangor Berhad	10,736
60,000	Kurnia Asia Berhad(b)	8,103
64,100	Lafarge Malayan Cement Berhad	156,679
157,800	Landmarks Berhad	81,510
7,000	Leader Universal Holdings Berhad	2,032
97,400	Lingkaran Trans Kota Holdings Berhad	127,258
31,800	Lingui Development Berhad	19,754
173,400	Lion Industries Corp. Berhad	98,935
14,400	LPI Capital Berhad	66,117
88,800	MAA Holdings Berhad(b)	34,477
89,880	Mah Sing Group Berhad	78,592
69,800	Malaysia Airports Holdings Berhad	145,633
73,500	Malaysia Building Society	63,277
100,200	Malaysian Airline System Berhad(b)	61,568
64,800	Malaysian Bulk Carriers Berhad	56,880

46

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

MALAYSIA (continued)
12,000	Malaysian Pacific Industries Berhad	$21,431
371,250	Malaysian Resources Corp. Berhad	266,969
9,600	MBM Resources Berhad	9,594
78,900	Media Prima Berhad	70,056
89,900	MK Land Holdings Berhad(b)	11,837
307,000	MMC Corp. Berhad	277,772
22,500	MNRB Holdings Berhad(b)	20,130
26,600	Mudajaya Group Berhad	41,579
55,500	Muhibbah Engineering M Berhad	29,980
698,800	Mulpha International Berhad(b)	125,038
40,700	Naim Holdings Berhad	38,473
58,700	NCB Holdings Berhad	74,118
4,700	Nestle Malaysia Berhad	76,133
104,800	Oriental Holdings Berhad	182,922
249,125	OSK Holdings Berhad	146,346
15,400	Paramount Corp. Berhad	29,427
78,159	Parkson Holdings Berhad	150,935
42,400	Pelikan International Corp. Berhad	16,176
106,300	POS Malaysia Berhad	115,918
55,600	Press Metal Berhad	48,054
147,300	Proton Holdings Berhad	171,568
21,800	QL Resources Berhad	23,772
48,100	Ranhill Berhad	12,017
33,000	RCE Capital Berhad	5,738
1,346,000	Samling Global Ltd.	185,445
84,100	SapuraCrest Petroleum Berhad	105,622
3,700	Sarawak Oil Palms Berhad	4,347
13,100	Scientex Berhad	11,278
334,500	Scomi Group Berhad(b)	35,008
75,100	Shangri-La Hotels (Malaysia) Berhad	67,950
28,400	Shell Refining Co. Federation of Malaya Berhad	104,510
59,400	Sino Hua-An International Berhad(b)	7,019
226,650	SP Setia Berhad	319,850
91,200	Star Publications Malaysia Berhad	105,302
20,090	Subur Tiasa Holdings Berhad	20,416
150,100	Sunway City Berhad	245,268
153,500	Sunway Holdings Berhad(b)	127,485
19,600	Supermax Corp. Berhad	27,329
61,920	Ta Ann Holdings Berhad	135,881
341,500	TA Enterprise Berhad	87,047
195,360	TA Global Berhad	25,723
195,360	TA Global Berhad - Preferred Shares(b)(d)	22,095
210,800	TAN Chong Motor Holdings Berhad	333,067
4,700	Tanjung Offshore Berhad(b)	1,888
39,300	TDM Berhad	39,672
179,900	Tebrau Teguh Berhad(b)	47,070
120,300	Telekom Malaysia Berhad	162,052

Shares		Value

MALAYSIA (continued)
51,200	TH Plantations Berhad	$35,954
484,800	Time dotCom Berhad(b)	148,124
120,960	Top Glove Corp. Berhad	211,945
275,400	Tradewinds Corp. Berhad(b)	89,259
20,800	Tradewinds Malaysia Berhad	57,021
10,900	TSH Resources Berhad	10,009
285,308	UEM Land Holdings Berhad(b)	259,108
121,600	UMW Holdings Berhad	288,605
52,000	Unico-Desa Plantations Berhad	18,082
176,280	Unisem (M) Berhad	110,696
15,000	United Malacca Berhad	35,550
38,700	United Plantations Berhad	235,179
105,875	Wah Seong Corp. Berhad	79,710
141,100	WCT Berhad	144,816
141,900	WTK Holdings Berhad	93,897
83,171	YNH Property Berhad	56,159
49,500	YTL Corp. Berhad	27,741
41,000	YTL Land & Development Berhad(b)	25,608
261,600	Zelan Berhad(b)	44,159
48,400	Zhulian Corp. Berhad	29,086

		16,681,239

MEXICO — 0.3%
134,100	Alfa SAB de CV - Series A	1,993,147
48,200	Alsea SAB de CV	54,808
82,600	Axtel SAB de CV - CPO Shares(b)	48,362
28,200	Bio Pappel SAB de CV(b)	26,946
141,400	Bolsa Mexicana de Valores SAB de CV(b)	303,148
213,700	Carso Infraestructura y Construccion SAB de CV(b)	143,498
10,900	Cia Minera Autlan SAB de CV - Series B(b)	30,413
231,700	Consorcio ARA SAB de CV	137,067
92,800	Controladora Comercial Mexicana SAB de CV(b)	161,630
158,600	Corp. GEO SAB de CV - Series B(b)	468,014
96,008	Corp. Interamericana de Entretenimiento SAB de CV - Series B(b)	50,040
27,800	Corp. Moctezuma SAB de CV	69,429
4,000	Desarrolladora Homex SAB de CV(b)	18,795
10,900	El Puerto de Liverpool SAB de CV	82,377
241,200	Embotelladoras Arca SAB de CV	1,464,586
247,450	Empresas ICA Sociedad Controladora SAB de CV(b)	610,473
32,900	Financiera Independencia SAB de CV	33,124
118,000	Genomma Lab Internacional SA de CV - Class B(b)	295,213
53,800	Gruma SAB de CV - Series B(b)	107,771

47

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

MEXICO (continued)
98,600	Grupo Aeroportuario del Centro Norte SAB de CV	$205,993
260,800	Grupo Aeroportuario del Pacifico SAB de CV - Series B	1,084,278
163,500	Grupo Aeroportuario del Sureste SAB de CV - Series B	968,215
305,600	Grupo Bimbo SAB de CV - Class A	675,619
120,492	Grupo Cementos de Chihuahua SAB de CV(b)(d)	423,910
109,000	Grupo Continental SAB de CV	408,098
251,000	Grupo Financiero Banorte SAB de CV - Series O	1,253,724
52,600	Grupo Herdez SAB de CV	114,414
57,500	Grupo Industrial Maseca SAB de CV - Series B	69,180
13,500	Grupo Industrial Saltillo SAB de CV(b)	17,825
55,900	Grupo Simec SAB de CV - Series B(b)	159,517
250,800	Impulsora del Desarrollo y El Empleo En America Latina SAB de CV(b)	457,517
138,400	Industrias CH SAB de CV - Series B(b)	548,469
35,200	Kimberly-Clark de Mexico SAB de CV	217,101
31,700	Megacable Holdings SAB de CV(b)	73,690
127,413	Mexichem SAB de CV	484,231
238,200	Organizacion Soriana SAB de CV - Series B	817,541
40,900	Promotora y Operadora de Infraestructura SAB de CV(b)	177,645
46,400	Qualitas Compania de Seguros SA de CV	42,322
254,600	TV Azteca SA de CV	178,260
155,800	Urbi Desarrollos Urbanos SAB de CV(b)	372,187

		14,848,577

MONACO — 0.0%
560	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	36,703

NETHERLANDS — 0.8%
47,325	Aalberts Industries NV	1,197,232
2,467	Accell Group	146,891
4,805	AMG Advanced Metallurgical Group NV(b)	107,786
1,517	Amsterdam Commodities NV	24,738
5,838	Arcadis NV	150,717
16,551	ASM International NV(b)	718,889
16,212	BE Semiconductor Industries NV	174,090
2,250	Beter BED Holding NV	71,317
12,609	BinckBank NV	227,939

Shares		Value

NETHERLANDS (continued)
4,451	Brunel International	$225,764
1,614	Cinema City International NV(b)	22,251
24,092	CSM NV	922,965
12,121	Delta Lloyd NV	319,026
5,369	Dockwise Ltd.(b)	155,546
679	Exact Holding NV	21,985
15,923	Fugro NV - CVA	1,460,581
6,984	Grontmij NV CVA	157,028
4,313	Heijmans NV - CVA	145,971
238	Hunter Douglas NV	12,740
16,720	Imtech NV	634,971
16,381	Kardan NV(b)	97,124
3,153	KAS Bank NV - CVA	55,761
2,351	Kendrion NV	60,799
98,858	Koninklijke BAM Groep NV	790,103
231,721	Koninklijke Boskalis Westminster NV - CVA	12,323,102
39,791	Koninklijke DSM NV	2,743,496
16,601	Koninklijke Ten Cate NV	768,394
25,960	Koninklijke Wessanen NV	115,544
6,355	Macintosh Retail Group NV	176,771
21,271	Mediq NV	458,406
16,817	Nutreco Holding NV	1,308,944
9,422	Ordina NV(b)	55,682
4,436	Punch Graphix NV(b)	21,091
269,261	Qiagen NV(b)	5,742,958
11,176	Qurius NV(b)	4,585
44,158	Randstad Holding NV	2,484,071
196,781	SBM Offshore NV(b)	5,757,844
11,287	Sligro Food Group NV	419,616
31,034	SNS Reaal(b)	190,759
10,085	Telegraaf Media Groep NV	216,443
15,287	TKH Group NV(b)	477,641
52,513	TomTom NV(b)	475,157
6,421	Unit 4 Agresso NV	240,900
34,748	USG People NV(b)	687,858
12,312	Vopak	590,115
6,330	Wavin NV(b)	113,258
44,198	Wolters Kluwer NV	1,029,748

		44,304,597

NEW ZEALAND — 0.3%
191,194	Air New Zealand Ltd.	171,744
2,138,056	Auckland International Airport Ltd.	3,841,097
79,878	Contact Energy Ltd.(b)	384,616
206	Ebos Group Ltd.	1,217
232,182	Fisher & Paykel Appliances Holdings Ltd.(b)	112,736
1,981,264	Fisher & Paykel Healthcare Corp. Ltd.	4,954,320
35,104	Fletcher Building Ltd.	259,337
7,722	Freightways Ltd.	21,497
6,326	Hallenstein Glasson Holdings Ltd.	20,221

48

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

NEW ZEALAND (continued)
40,503	Infratil Ltd.	$62,276
22,271	Mainfreight Ltd.	167,252
115,782	New Zealand Oil & Gas Ltd.	90,886
38,630	New Zealand Refining Co. Ltd. (The)	140,676
122,848	Nuplex Industries Ltd.	324,092
16,881	NZX Ltd.	31,420
87,243	PGG Wrightson Ltd.(b)	34,595
80,140	Pike River Coal Ltd.(b)(c)(d)	0
45,737	Port of Tauranga Ltd.	320,530
27,536	Pumpkin Patch Ltd.	28,523
255,446	Pyne Gould Corp. Ltd.	66,150
18,968	Rakon Ltd.(b)	18,420
7,938	Restaurant Brands New Zealand Ltd.	16,060
76,230	Ryman Healthcare Ltd.	156,691
15,128	Sanford Ltd.	66,966
16,636	Skellerup Holdings Ltd.	17,771
1,524,174	Sky City Entertainment Group Ltd.	4,391,044
85,261	Sky Network Television Ltd.	402,256
12,028	Steel & Tube Holdings Ltd.	26,281
100,538	Tower Ltd.	152,958
35,552	TrustPower Ltd.	218,656
49,480	Vector Ltd.	102,507
34,146	Warehouse Group Ltd. (The)	100,859

		16,703,654

NORWAY — 0.2%
33,046	ABG Sundal Collier Holding ASA	42,200
31,265	Acta Holding ASA(b)	20,559
7,681	Aker ASA - Class A	234,239
7,600	Aktiv Kapital ASA	51,713
3,407	Algeta ASA(b)	98,380
34,500	Atea ASA	381,390
28,886	Austevoll Seafood ASA	221,878
4,953	Bonheur ASA	155,767
205,500	BW Offshore Ltd.(b)	532,688
23,173	BWG Homes ASA(b)	108,211
3,200	Camillo Eitzen & Co. ASA(b)	5,325
17,400	Cermaq ASA(b)	358,175
3,221	Clavis Pharma ASA(b)	26,521
25,707	Det Norske Oljeselskap ASA(b)	161,692
136,848	DNO International ASA(b)	205,275
16,044	DOF ASA(b)	177,363
25,843	EDB Business Partner ASA(b)	71,422
186,473	Eitzen Chemical ASA(b)	31,632
5,500	Ekornes ASA	155,672
12,177	Electromagnetic GeoServices ASA(b)	29,940
124,425	Eltek ASA(b)	158,419
90,035	Farstad Shipping ASA(d)	3,157,557
37,686	Fornebu Utvikling ASA(b)	17,167
5,300	Fred Olsen Energy ASA	244,463
6,849	Ganger Rolf ASA	195,813

Shares		Value

NORWAY (continued)
10,278	Grieg Seafood ASA	$39,180
20,915	Hurtigruten ASA(b)	19,374
156,727	Kongsberg Automotive Holding ASA	156,231
12,320	Kongsberg Gruppen ASA	385,103
2,224	Kverneland ASA(b)	2,696
4,442	Leroy Seafood Group ASA	144,776
18,616	Nordic Semiconductor ASA	69,545
42,179	Norske Skogindustrier ASA(b)	119,786
8,544	Norwegian Air Shuttle AS(b)	167,734
106,561	Norwegian Energy Co. AS(b)	292,471
1,161	Odfjell ASA - Class A(b)	11,064
12,488	Opera Software ASA	69,978
2,242	Panoro Energy ASA(b)	2,949
72,800	Petroleum Geo-Services ASA(b)	1,149,598
3,052	PhotoCure ASA(b)	27,631
11,049	Pronova BioPharma A/S(b)	18,111
6,108	Q-Free ASA(b)	21,305
355	Salmar ASA	4,601
12,993	Scana Industrier ASA(b)	18,202
18,600	Schibsted ASA	559,071
279,925	Sevan Marine ASA(b)	197,835
4,727	Solstad Offshore ASA	115,323
37,231	SpareBank 1 SMN	374,325
42,000	TGS Nopec Geophysical Co. ASA	1,105,516
24,200	Tomra Systems ASA	207,563
15,000	Veidekke ASA	151,527
4,400	Wilh Wilhelmsen Holding ASA	133,343

		12,408,299

PERU — 0.0%
7,654	Copeinca ASA	73,672
35,750	Hochschild Mining Plc.	364,260

		437,932

PHILIPPINES — 0.1%
1,120,000	Aboitiz Equity Ventures, Inc.	1,037,328
327,000	Aboitiz Power Corp.	240,992
50,000	Atlas Consolidated Mining & Development(b)	18,687
38,260	Ayala Corp.	349,443
520,500	Ayala Land, Inc.	199,884
332,000	Banco de Oro Unibank, Inc.	421,107
253,432	Bank of The Philippine Islands	348,092
1,061,000	Benpres Holdings Corp.(b)	158,617
6,398	China Banking Corp.	63,367
255,600	DMCI Holdings, Inc.	263,004
1,767,500	Energy Development Corp.	278,688
80,000	Filinvest Development Corp.	9,605
3,478,375	Filinvest Land, Inc.	103,189
185,200	First Gen Corp.(b)	63,161
142,200	First Philippine Holdings Corp.	219,561
7,200	Globe Telecom, Inc.	151,367
186,300	International Container Terminal Services, Inc.	213,455

49

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

PHILIPPINES (continued)
20,000	JG Summit Holdings, Inc.	$11,820
155,000	Jollibee Foods Corp.	342,151
127,000	Manila Water Co., Inc.	53,399
6,139,696	Megaworld Corp.	334,162
524,000	Metro Pacific Investments Corp	44,921
283,228	Metropolitan Bank & Trust(b)	454,184
623,000	Pepsi-Cola Products Philippines, Inc.	35,654
62,740	Philippine National Bank(b)	93,795
40,000	Philweb Corp.	15,473
135,000	Rizal Commercial Banking Corp.	88,297
649,800	Robinsons Land Corp.(b)	201,877
62,840	Security Bank Corp.	146,054
29,160	Semirara Mining Corp.	148,491
362,667	SM Development Corp.	76,752
518,800	SM Prime Holdings, Inc.	145,424
102,600	Union Bank of Philippines	146,195
509,115	Universal Robina Corp.	443,588
1,823,000	Vista Land & Lifescapes, Inc.	134,564

		7,056,348

POLAND — 0.1%
10,888	Agora SA	104,586
5,810	Alchemia SA(b)	16,896
237	AmRest Holdings NV(b)	7,267
26,347	Asseco Poland SA	527,000
84,867	Bank Millennium SA(b)	173,909
38,229	Barlinek SA(b)	59,042
948,357	Bioton SA(b)	60,730
8,310	Bomi SA(b)	23,258
187,851	Boryszew SA(b)	76,423
6,112	Budimex SA	248,191
5,752	Ciech SA(b)	57,201
1,142	ComArch SA(b)	39,620
1,000	Dom Development SA	17,260
72,881	Dom Maklerski IDMSA(b)	74,948
161,114	Echo Investment SA(b)	307,092
526	Elektrobudowa SA	31,583
2,276	Emperia Holding SA	96,795
5,260	Enea SA(b)	38,637
14,216	Energomontaz Poludnie SA(b)	21,206
32,056	Eurocash SA	392,444
6,186	Farmacol SA(b)	74,567
955	Firma Oponiarska Debica SA	22,088
5,453	Gant Development SA(b)	28,675
1,987	Getin Allotment Certificates(c)	11,160
78,846	Getin Holdings SA(b)	442,835
31,220	Getin Noble Bank SA(b)	87,614
1,518	Grupa Kety SA	75,022
28,088	Grupa Lotos SA(b)	502,679
22,232	Hydrobudowa Polska SA(b)	19,094
14,175	Impexmetal SA(b)	26,858
3,749	Koelner SA(b)	15,930
3,531	Kredyt Bank SA(b)	23,064
66,182	LC Corp. SA(b)	39,390

Shares		Value

POLAND (continued)
350	LPP SA	$283,460
19,185	MCI Management SA(b)	61,861
1,845	Mercor SA	11,940
31,131	MNI SA(b)	38,464
1,000	Mondi Swiecie SA(b)	31,039
5,058	Mostostal Zabrze SA(b)	5,240
557	Mostostal-Warszawa SA	8,644
27,549	Multimedia Polska SA(b)	96,510
115,441	Netia SA(b)	229,604
1,462	NFI Empik Media & Fashion SA	10,007
3,805	NG2 SA	84,565
12,374	Orbis SA(b)	188,311
2,298	PBG SA	141,964
18,234	Petrolinvest SA(b)	70,128
136,733	Polimex Mostostal SA	179,756
3,033	Polnord SA	37,006
76,294	Polski Koncern Miesny Duda SA(b)	43,684
37,801	Polski Koncern Naftowy Orlen SA(b)	787,432
10,688	Przedsiebiorstwo Eksportu I Importu Kopex SA(b)	81,568
21,032	Rafako SA	95,863
1,702	Sygnity SA(b)	13,951
363,944	Synthos SA(b)	616,924
27,465	TVN SA	181,879
136	Zaklad Przetworstwa Hutniczego Stalprodukt SA	15,420
1,963	Zaklady Azotowe Pulawy SA	90,212
5,282	Zaklady Azotowe W Tarnowie- Moscicach SA(b)	75,608
1,000	Zaklady Chemiczne Police SA(b)	5,688
2,268	Zaklady Tluszczowe Kruszwica	68,261

		7,298,053

PORTUGAL — 0.1%
32,128	Altri SGPS SA(b)	77,661
123,013	Banco BPI SA(b)	221,191
1,760,881	Banco Comercial Portugues SA(b)	1,405,784
205,702	Banco Espirito Santo SA	866,499
30,039	BANIF SGPS SA(b)	31,145
25,545	Brisa Auto-Estradas de Portugal SA	170,905
46,853	Cimpor Cimentos de Portugal SGPS SA	323,734
7,786	Corticeira Amorim SA	13,839
27,299	Global Intelligent Technologies SGPS SA(b)	10,917
2,417	Impresa SGPS(b)	3,437
40,420	Inapa-Invest Particip Gesta(b)	18,559
46,823	Jeronimo Martins SGPS SA	768,420
1,206	Novabase SGPS SA	5,537
64,559	Portucel Empresa Produtora de Pasta e Papel SA	241,732

50

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

PORTUGAL (continued)
43,544	REN - Redes Energeticas Nacionais SA(b)	$165,753
16,547	SAG GEST-Solucoes Automovel Globais SGPS SA(b)	11,029
17,974	Semapa - Sociedade de Investimento e Gestao	226,289
235,754	Sonae	283,191
14,274	Sonae Capital SGPS SA(b)	7,611
27,821	Sonae Industria SGPS SA(b)	61,399
54,730	Sonaecom SGPS SA(b)	126,054
36,714	Teixeira Duarte SA	29,908
13,391	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	75,885

		5,146,479

SINGAPORE — 1.2%
59,000	Abterra Ltd.(b)	55,431
413,000	Allgreen Properties Ltd.	398,137
43,000	Armstrong Industrial Corp. Ltd.	14,403
3,539,000	Ascendas Real Estate Investment Trust	5,869,180
700,000	Asia Food and Properties Ltd.(b)	200,155
80,000	Asiasons Capital Ltd.(b)	12,418
155,400	ASL Marine Holdings Ltd.	78,712
157,000	Ausgroup Ltd.	58,360
119,000	Baker Technology Ltd.	40,346
1,000	Ban Joo & Co. Ltd.(b)	29
136,000	Banyan Tree Holdings Ltd.(b)	104,996
88,000	Beyonics Technology Ltd.	12,941
127,000	Biosensors International Group Ltd.(b)	140,068
7,400	Bonvests Holdings Ltd.	6,166
58,000	Boustead Singapore Ltd.	48,331
39,000	Breadtalk Group Ltd.	20,073
66,000	Broadway Industrial Group Ltd.	56,615
35,000	Bukit Sembawang Estates Ltd.	124,954
6,384,000	CapitaMall Trust REIT	9,857,244
28,000	Cerebos Pacific Ltd.(b)	126,727
111,000	CH Offshore Ltd.	40,354
71,000	China Aviation Oil Singapore Corp. Ltd.	78,306
291,000	China Energy Ltd.(b)	29,717
29,000	China Merchants Holdings Pacific Ltd.	15,163
308,000	Chip Eng Seng Corp. Ltd.	133,361
166,000	Chuan Hup Holdings Ltd.	29,835
351,000	ComfortDelgro Corp. Ltd.	438,732
184,000	Cosco Corp. Singapore Ltd.	333,712
11,700	Creative Technology Ltd.	33,263
317,000	CSC Holdings Ltd.	37,552
90,000	CSE Global Ltd.	85,291
98,000	CWT Ltd.	104,081
14,000	Ellipsiz Ltd	1,487
15,600	Eu Yan Sang International Ltd.	9,049
123,000	Ezion Holdings Ltd.	69,335

Shares		Value

SINGAPORE (continued)
2,031,400	Ezra Holdings Ltd.	$2,738,295
175,000	Falcon Energy Group Ltd.	51,468
121,000	First Resources Ltd.	136,416
183,000	FJ Benjamin Holdings Ltd.	55,316
86,000	Fragrance Group Ltd.	37,940
596,000	Freight Links Express Holdings Ltd	31,649
157,000	Gallant Venture Ltd.(b)	55,794
70,000	Goodpack Ltd.	113,231
15,000	GP Batteries International Ltd.	15,073
92,000	GP Industries Ltd.	40,587
94,666	Guocoland Ltd.	192,572
68,000	GuocoLeisure Ltd.	40,832
125,000	Guthrie GTS Ltd.	51,571
446,000	Healthway Medical Corp. Ltd.	47,367
61,000	Hiap Seng Engineering Ltd.	26,163
72,000	Hi-P International Ltd.	71,762
165,000	Ho Bee Investment Ltd.	199,502
201,000	Hong Fok Corp. Ltd.(b)	97,704
63,000	Hong Leong Asia Ltd.	138,450
112,600	Hotel Properties Ltd.	220,775
126,000	HTL International Holdings Ltd.	61,247
65,000	HupSteel Ltd.	11,417
56,000	Hwa Hong Corp. Ltd.	29,966
2,916,000	Hyflux Ltd.	5,121,850
87,000	Hyflux Ltd. - Placement Shares	152,812
94,000	Indofood Agri Resources Ltd.(b)	159,732
108,000	InnoTek Ltd.	53,380
156,000	Jaya Holdings Ltd.(b)	74,556
101,000	Jiutian Chemical Group Ltd.(b)	2,888
92,950	Jurong Technologies Industrial Corp. Ltd.(b)(c)(d)	0
417,000	K1 Ventures Ltd.	51,101
19,000	Keppel Telecommunications & Transportation Ltd.	20,024
155,400	Kim Eng Holdings Ltd.	389,754
114,000	KS Energy Services Ltd.(b)	92,202
214,000	LC Development Ltd.	29,721
15,000	Lion Asiapac Ltd.	2,573
75,000	Lum Chang Holdings Ltd.	17,769
37,000	Manhattan Resources Ltd.(b)	32,947
6,000	Marco Polo Marine Ltd.(b)	2,010
274,000	Mercator Lines Singapore Ltd.	51,485
234,000	Metro Holdings Ltd.	166,317
200,000	Midas Holdings Ltd.	119,276
66,000	MobileOne Ltd.	128,867
25,000	Neptune Orient Lines Ltd.	38,397
34,750	Novo Group Ltd.	11,356
25,000	NSL Ltd.	30,228
381,000	Oceanus Group Ltd.(b)	85,597
129,000	Orchard Parade Holdings Ltd.	165,459
32,000	OSIM International Ltd.	44,443
288,000	Otto Marine Ltd.	54,115
240,000	Overseas Union Enterprise Ltd.	601,936
21,000	Pan Pacific Hotels Group Ltd.	31,739

51

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

SINGAPORE (continued)
29,000	PCI Ltd	$11,491
60,000	Petra Foods Ltd.	82,840
21,000	PSC Corp. Ltd.	4,546
101,000	QAF Ltd.	54,046
265,542	Raffles Education Corp. Ltd.(b)	144,263
56,000	Raffles Medical Group Ltd.	103,852
121,000	Rotary Engineering Ltd.	91,933
154,000	Roxy-Pacific Holdings Ltd.	57,244
88,000	Sapphire Corp. Ltd.(b)	23,365
43,000	SBS Transit Ltd.	68,151
125,142	SC Global Developments Ltd.	144,153
2,343,000	SIA Engineering Co. Ltd.(d)	7,981,953
100,500	Sim Lian Group Ltd.	39,000
3,364,000	Singapore Airport Terminal Services Ltd.	7,090,495
70,000	Singapore Land Ltd.(b)	409,460
267,000	Singapore Post Ltd.	253,029
174,000	Singapore Reinsurance Corp. Ltd.	44,067
234,000	SMB United Ltd.	47,792
1,651,000	SMRT Corp. Ltd.	2,562,722
1,422,000	Spice I2I Ltd.	63,894
425,000	Stamford Land Corp. Ltd.	215,269
2,697,000	StarHub Ltd.	6,323,590
100,000	Straits Asia Resources Ltd.	241,003
198,000	Sunningdale Tech Ltd.	26,690
115,000	Super Coffeemix Manufacturing Ltd.	129,652
167,000	Swiber Holdings Ltd.(b)	108,464
85,000	Swissco Holdings Ltd.(b)	20,485
124,000	Tat Hong Holdings Ltd.	84,588
50,000	Technics Oil & Gas Ltd.	40,031
102,000	Tiong Woon Corp. Holding Ltd.	30,832
259,143	Tuan Sing Holdings Ltd.	79,391
132,000	UMS Holdings Ltd.	62,546
130,627	United Engineers Ltd.	271,061
91,000	United Envirotech Ltd.	30,109
404,000	United Fiber System Ltd.(b)	14,852
420,000	United Industrial Corp. Ltd.	971,039
134,000	UOB-Kay Hian Holdings Ltd.	205,809
302,000	UOL Group Ltd.	1,194,134
107,000	Venture Corp. Ltd.	843,552
20,000	WBL Corp. Ltd.	60,618
206,812	Wheelock Properties (Singapore) Ltd.(b)	314,260
325,000	Wing Tai Holdings Ltd.	419,509
174,000	Yanlord Land Group Ltd.	206,119
300,000	Yongnam Holdings Ltd.	64,948

		62,099,002

SOUTH AFRICA — 0.7%
4,619	Acucap Properties Ltd.	25,681
31,857	Adcock Ingram Holdings Ltd.	296,006
10,729	Adcorp Holdings Ltd.	44,125
114,293	Advtech Ltd.	97,493
32,497	Aeci Ltd.	425,703

Shares		Value

SOUTH AFRICA (continued)
199,986	Afgri Ltd.	$212,933
357,024	African Bank Investments Ltd.	2,082,867
29,037	African Oxygen Ltd.	81,826
44,678	African Rainbow Minerals Ltd.	1,453,651
13,164	Allied Electronics Corp. Ltd.	57,749
21,133	Allied Technologies Ltd.	206,019
49,577	Aquarius Platinum Ltd.	267,902
6,868	ArcelorMittal South Africa Ltd.	93,945
13,959	Argent Industrial Ltd.	18,073
65,464	Aspen Pharmacare Holdings Ltd.(b)	807,705
324	Assore Ltd.	10,487
76,805	AST Group Ltd.	7,955
10,760	Astral Foods Ltd.	219,953
138,030	Aveng Ltd.	733,146
128,958	AVI Ltd.	605,012
14,955	Avuza Ltd.	56,950
83,394	Barloworld Ltd.	946,360
33,933	Basil Read Holdings Ltd.	66,419
5,169	Bell Equipment Ltd.(b)	10,551
71,368	Blue Label Telecoms Ltd.	66,639
26,184	Brait SA	74,584
70,583	Business Connexion Group Ltd.	52,682
4,646	Capitec Bank Holdings Ltd.	123,279
2,456	Cashbuild Ltd.	34,792
57,968	Caxton and CTP Publishers and Printers Ltd.	123,618
68,529	Central Rand Gold Ltd.(b)	1,396
2,787	Ceramic Industries Ltd.	58,593
149,558	Cipla Medpro South Africa Ltd.	156,506
7,765	City Lodge Hotels Ltd.	81,612
60,117	Clicks Group Ltd.	402,001
26,833	Coronation Fund Managers Ltd.	77,658
96,931	DataTec Ltd.	539,654
74,687	Discovery Holdings Ltd.	430,830
12,341	Distell Group Ltd.	133,467
14,692	Distribution and Warehousing Network Ltd.(b)	15,665
22,445	DRDGOLD Ltd.	13,641
5,080	EOH Holdings Ltd.	14,625
27,664	Eqstra Holdings Ltd.(b)	28,233
1,947	Famous Brands Ltd.	12,486
52,310	First Uranium Corp.(b)	48,100
52,648	Foschini Ltd.	726,566
46,017	Gold Reef Resorts Ltd.(b)	113,974
132,898	Grindrod Ltd.	295,959
18,873	Group Five Ltd.	83,110
9,260	GrowthPoint Properties Ltd.	25,699
120,087	Harmony Gold Mining Co. Ltd.	1,813,652
4,521	Highveld Steel and Vanadium Corp. Ltd.(b)	38,530
11,337	Hudaco Industries Ltd.	148,512
29,518	Hulamin Ltd.(b)	31,519
36,047	Iliad Africa Ltd.	40,302
72,894	Illovo Sugar Ltd.	316,448
89,921	Imperial Holdings Ltd.	1,616,113

52

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

SOUTH AFRICA (continued)
18,179	Investec Ltd.	$147,038
63,657	JD Group Ltd.	464,943
20,387	JSE Ltd.	203,808
42,998	Lewis Group Ltd.	517,024
49,027	Liberty Holdings Ltd.	536,945
57,900	Life Healthcare Group Holdings Ltd.	148,168
31,505	Massmart Holdings Ltd.	691,046
113,743	Medi-Clinic Corp. Ltd.	502,444
564,223	Merafe Resources Ltd.	128,057
18,158	Metair Investments Ltd.	38,750
149,656	Metorex Ltd.(b)	167,323
335,488	MMI Holdings Ltd.	868,743
94,815	Mondi Ltd.	912,044
38,782	Mr. Price Group Ltd.	396,976
64,184	Murray & Roberts Holdings Ltd.	246,373
141,978	Mvelaphanda Group Ltd.(b)	69,205
35,543	Mvelaserve Ltd.(b)	64,318
45,143	Namakwa Diamonds Ltd.(b)	38,833
212,199	Nampak Ltd.	725,646
220,953	Netcare Ltd.	477,918
41,870	Northam Platinum Ltd.	276,157
7,602	Oceana Group Ltd.	45,160
18,400	Omnia Holdings Ltd.(b)	210,206
6,182	Palabora Mining Co. Ltd.	138,424
69,851	Peregrine Holdings Ltd.	119,167
40,441	Petmin Ltd.	18,049
35,703	Pick’n Pay Stores Ltd.	231,186
18,942	Pioneer Foods Ltd.(b)	167,347
81,073	Pretoria Portland Cement Co. Ltd.	308,732
37,055	PSG Group Ltd.	246,318
17,740	Raubex Group Ltd.	53,369
3,985	Resilient Property Income Fund Ltd.	18,896
44,776	Reunert Ltd.	424,912
10,734	Santam Ltd.	212,391
193,899	Sappi Ltd.(b)	1,057,362
76,531	Sentula Mining Ltd.(b)	33,807
77,113	Simmer & Jack Mines Ltd.(b)	9,397
38,542	Spar Group Ltd. (The)	572,406
22,033	Stefanutti Stocks Holdings Ltd.	39,904
575,210	Steinhoff International Holdings Ltd.(b)	2,216,727
10,441	Sun International Ltd.	145,729
1,043,810	Super Group Ltd.(b)	125,607
152,774	Telkom SA Ltd.	890,115
40,281	Tiger Brands Ltd.	1,181,126
20,102	Tongaat Hulett Ltd.	293,952
24,146	Trencor Ltd.	127,810
62,145	Truworths International Ltd.	719,140
13,989	Vukile Property Fund Ltd.	30,257
8,374	Wesizwe(b)	2,896
11,742	Wilson Bayly Holmes-Ovcon Ltd.	203,898
191,832	Woolworths Holdings Ltd.	875,151

Shares		Value

SOUTH AFRICA (continued)
137,467	Zeder Investments Ltd.	$51,092

		34,961,248

SOUTH KOREA — 1.1%
1,590	Aekyung Petrochemical Co. Ltd.	70,475
487	Amorepacific Corp.	490,795
1,340	Asia Cement Co. Ltd.	58,332
28,250	Asiana Airlines(b)	250,695
3,620	Auk Corp.	15,201
2,450	Basic House Co. Ltd (The)	54,411
2,320	Binggrae Co. Ltd.	138,769
5,770	BNG Steel Co. Ltd.(b)	114,953
640	Boryung Pharmaceutical Co. Ltd.	12,512
48,140	BS Financial Group, Inc.(b)	700,774
3,031	Bukwang Pharmaceutical Co. Ltd.(b)	35,354
3,780	Capro Corp.	113,931
10,827	Cheil Industries, Inc.	1,192,167
14,330	Cheil Worldwide, Inc.	184,532
78,591	Chin Hung International, Inc.(b)	15,621
3,870	Chong Kun Dang Pharm Corp.	102,921
2,698	Choongwae Pharmaceutical Corp.	39,149
1,050	CJ CGV Co. Ltd.	27,385
2,617	CJ CheilJedang Corp.	606,844
9,547	CJ Corp.	719,822
3,167	CJ E&M Corp.(b)	132,248
313	Crown Confectionery Co. Ltd.	41,036
70	Dae Dong Industrial Co. Ltd.	294
594	Dae Han Flour Mills Co. Ltd.	89,794
16,020	Dae Won Kang Up Co. Ltd.	88,049
20,010	Daechang Co. Ltd.	39,865
4,450	Daeduck Electronics Co.	47,546
680	Daeduck GDS Co. Ltd.	5,755
52,250	Daegu Bank	872,743
3,810	Daegu Department Store(b)	40,708
1,470	Daehan Steel Co. Ltd.	12,894
5	Daehan Synthetic Fiber Co. Ltd.	367
1,890	Daekyo Co. Ltd.	10,070
17,856	Daelim Industrial Co. Ltd.	2,016,121
9,090	Daesang Corp.	75,492
1,820	Daesang Holdings Co. Ltd.	5,520
58	Daesung Group Holdings Co. Ltd.	3,404
2,610	Daesung Holdings Co. Ltd.	24,599
49,915	Daewoo Engineering & Construction Co. Ltd.(b)	530,986
11,772	Daewoo International Corp.	456,973
34,330	Daewoo Securities Co. Ltd.(b)	722,383
29,870	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,277,973
820	Daewoong Co. Ltd.	12,664
1,014	Daewoong Pharmaceutical Co. Ltd.	38,416

53

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
23,440	Daishin Securities Co. Ltd.(b)	$316,062
12,680	Daou Technology, Inc.	108,383
1,110	Dong Ah Tire & Rubber Co. Ltd.	9,685
6,450	Dong IL Rubber Belt Co. Ltd.	34,788
7,130	Dong Yang Gang Chul Co. Ltd.	28,343
1,219	Dong-A Pharmaceutical Co. Ltd.	119,437
5,230	Dongaone Co. Ltd.	15,812
880	Dongbu Corp.	5,494
4,886	Dongbu HiTek Co. Ltd.(b)	69,530
6,260	Dongbu Insurance Co. Ltd.	297,914
12,350	Dongbu Securities Co. Ltd.(b)	73,986
11,900	Dongbu Steel Co. Ltd.	104,381
387	Dong-IL Corp.	19,104
603	Dongil Industries Co. Ltd.	44,227
23,402	Dongkuk Steel Mill Co. Ltd.	930,271
550	Dongwha Pharmaceutical Co. Ltd.	2,659
443	Dongwon F&B Co. Ltd.	18,499
96	Dongwon Industries Co. Ltd.	18,140
31,570	Dongwon Systems Corp.(b)	39,623
10,510	Dongyang Mechatronics Corp.	176,041
5,040	Doosan Corp.	618,448
1,640	Doosan Engineering & Construction Co. Ltd.	7,835
19,030	Doosan Infracore Co. Ltd.(b)	525,627
2,800	Duzonbizon Co. Ltd.(b)	27,696
270	E1 Corp.	12,723
212,090	Eugene Investment & Securities Co. Ltd.(b)	125,475
6,030	Foosung Co. Ltd.(b)	46,590
1,729	Fursys, Inc.	43,642
1,390	Global & Yuasa Battery Co. Ltd.	59,081
1,687	Glovis Co. Ltd.	240,854
517	Green Cross Corp. South Korea	67,058
142	Green Cross Holdings Corp.(c)	18,418
14,726	GS Engineering & Construction Corp.	1,772,644
31,190	GS Holdings Corp.	2,604,866
281	Gwangjushinsegae Co. Ltd.	47,854
8,870	Halla Climate Control Corp.	181,265
1,800	Halla Engineering & Construction	38,044
1,170	Hanall Biopharma Co. Ltd.(b)	9,837
8,700	Handsome Co. Ltd.	182,662
255	Hanil Cement Co. Ltd.	12,302
7,160	Hanil E-Wha Co. Ltd.	87,859
19,366	Hanjin Heavy Industries & Construction Co. Ltd.(b)	704,777
1,420	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	17,226
13,023	Hanjin Shipping Co. Ltd.	338,441
4,926	Hanjin Shipping Holding Co. Ltd.	63,893
4,620	Hanjin Transportation Co. Ltd.	113,382

Shares		Value

SOUTH KOREA (continued)
18,260	Hankook Tire Co. Ltd.	$731,831
1,720	Hankuk Paper Manufacturing Co. Ltd.	35,310
382	Hanmi Pharm Co. Ltd.(b)	12,013
3,220	Hansol Chemical Co. Ltd.	60,695
12,040	Hansol CSN	16,066
9,910	Hansol Paper Co.	76,199
916	Hansol Technics Co. Ltd.	39,874
1,160	Hanssem Co. Ltd.	14,884
33,385	Hanwha Chemical Corp.	1,485,993
20,740	Hanwha Corp.	952,184
5,230	Hanwha General Insurance Co. Ltd.(b)	43,532
32,683	Hanwha Securities Co.(b)	220,804
2,720	Hanyang Securities Co. Ltd.(b)	21,067
478	Hite Brewery Co. Ltd.	52,410
680	Hite Holdings Co. Ltd.	10,089
8,796	HMC Investment Securities Co. Ltd.(b)	194,117
7,930	Hotel Shilla Co. Ltd.	194,985
1,630	HS R&A Co. Ltd.	35,896
4,768	Huchems Fine Chemical Corp.	110,563
1,690	Husteel Co. Ltd.	32,329
3,340	Hwa Shin Co. Ltd.	57,970
10,880	Hyosung Corp.	892,411
530	Hyundai Corp.	14,614
3,392	Hyundai Department Store Co. Ltd.	496,938
4,090	Hyundai Engineering Plastics Co. Ltd.	33,967
19,620	Hyundai H&S Co. Ltd.	230,684
15,170	Hyundai Hysco	616,483
8,560	Hyundai Marine & Fire Insurance Co. Ltd.	224,853
6,537	Hyundai Merchant Marine Co. Ltd.	199,468
5,244	Hyundai Mipo Dockyard	929,744
41,351	Hyundai Securities Co.(b)	522,844
1,210	Il Dong Pharmaceutical Co. Ltd.(c)(d)	46,237
2,700	Iljin Display Co. Ltd.(b)	26,203
8,890	Iljin Electric Co. Ltd.	70,264
597	Ilshin Spinning Co. Ltd.	55,263
878	Ilyang Pharmaceutical Co. Ltd.(b)	14,297
4,670	IS Dongseo Co. Ltd.	114,173
3,810	ISU Chemical Co. Ltd.	84,082
10,380	IsuPetasys Co. Ltd.	51,336
5,470	Jahwa Electronics Co. Ltd.	27,053
4,110	Jeil Pharmaceutical Co.	47,940
24,088	Jeonbuk Bank	131,943
2,850	Jinheung Mutual Savings Bank Co. Ltd.(b)	6,622
22,940	Kangwon Land, Inc.	521,242
10,226	KC Tech Co. Ltd.	79,106
2,931	KCC Corp.	991,450
2,260	Keangnam Enterprises Ltd.(b)	24,252

54

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
3,590	KG Chemical Corp.	$29,614
4,270	Kic Ltd.(b)	13,627
360	Kisco Corp.	11,086
5,600	Kishin Corp.	30,047
2,994	KISWIRE Ltd.	112,451
2,280	Kiwoom Securities Co. Ltd.(b)	136,164
1,846	Kolon Corp.	49,438
1,416	Kolon Industries, Inc.	114,823
800	Korea Airport Service Co. Ltd.	31,316
3,160	Korea Circuit Co. Ltd.(b)	25,123
2,230	Korea Electric Terminal Co. Ltd.	47,445
27,900	Korea Exchange Bank	237,175
2,137	Korea Express Co. Ltd.(b)	210,380
3,700	Korea Gas Corp.	117,907
24,360	Korea Investment Holdings Co. Ltd.(b)	953,578
1,760	Korea Kolmar Co. Ltd.(b)	12,613
2,220	Korea Kumho Petrochemical Co.	421,565
1,564	Korea Petrochemical Industries Co. Ltd.	186,807
1,520	Korea Plant Service & Engineering Co. Ltd.	46,523
2,018	Korea Zinc Co. Ltd.	794,659
8,328	Korean Airlines Co. Ltd.	509,013
16,337	Korean Reinsurance Co.	187,509
15,990	KP Chemical Corp.	393,912
690	KPX Chemical Co. Ltd.	37,409
779	KPX Fine Chemical Co. Ltd.	29,113
26,210	KTB Securities Co. Ltd.(b)	100,276
1,910	Kukdo Chemical Co. Ltd.	126,900
1,420	Kumho Electric Co. Ltd.	41,276
47,140	Kumho Investment Bank(b)	27,317
23,900	Kwang Dong Pharmaceutical Co. Ltd.	69,917
2,130	Kyeryong Construction Industrial Co. Ltd.	28,025
8,812	Kyobo Securities Co.(b)	61,589
17,150	Kyung-In Synthetic Corp.	58,732
3,960	LG Fashion Corp.	122,682
1,372	LG Household & Health Care Ltd.	551,796
1,437	LG InnoTek Co. Ltd.	144,820
6,779	LG International Corp.	268,212
1,400	LG Life Sciences Ltd.(b)	59,768
77,540	LG Telecom Ltd.	471,036
6,640	LIG Insurance Co. Ltd.	163,886
2,710	Livart Furniture Co. Ltd.	18,814
283	Lotte Chilsung Beverage Co. Ltd.	303,162
399	Lotte Confectionary Co. Ltd.	591,249
6,810	Lotte Midopa Co. Ltd.	99,451
3,810	Lotte Non-Life Insurance Co. Ltd.(b)	24,531
406	Lotte Samkang Co. Ltd.	123,128
4,018	LS Corp.	444,299
2,270	LS Industrial Systems Co. Ltd.	168,399

Shares		Value

SOUTH KOREA (continued)
25,222	Macquarie Korea Infrastructure Fund	$119,090
3,110	Meritz Finance Holdings Co. Ltd.(b)(c)(d)	15,131
7,429	Meritz Fire & Marine Insurance Co. Ltd.	85,267
107,100	Meritz Securities Co. Ltd.	93,943
292	Mi Chang Oil Industrial Co. Ltd.	13,161
11,189	Mirae Asset Securities Co. Ltd.(b)	452,091
9,680	Moorim P&P Co. Ltd.(c)	141,363
3,910	Moorim Paper Co. Ltd.(c)(d)	30,174
8,590	Motonic Corp.	79,916
2,166	NCSoft Corp.	573,005
730	Nexen Corp.	55,313
6,560	Nexen Tire Corp.	108,961
13,290	NH Investment & Securities Co. Ltd.(b)	106,651
4,160	NK Co. Ltd.	21,544
930	Nong Shim Co. Ltd.	216,521
640	Nong Shim Holdings Co. Ltd.	37,445
522	Orion Corp.	202,390
563	Ottogi Corp.	69,610
1,695	Pacific Corp.	333,733
9,216	Poongsan Corp.	350,013
2,723	Poongsan Holdings Corp.	90,712
3,300	Pusan City Gas Co. Ltd.	59,432
3,500	RNL Bio Co. Ltd.(b)	10,435
2,920	S&T Daewoo Co. Ltd.	84,877
9,961	S&T Dynamics Co. Ltd.	154,297
2,720	S&T Holdings Co. Ltd.	35,915
1,300	S1 Corp. Korea	63,444
1,110	Sajo Industries Co. Ltd.	64,219
4,340	Sam Young Electronics Co. Ltd.	48,395
2,193	Sambu Construction Co. Ltd.(c)(d)	26,091
480	Samchully Co. Ltd.	45,687
4,310	Samick Thk Co. Ltd.	35,794
5,671	Samjin Pharmaceutical Co. Ltd.	51,331
670	SamkwangGlass Co. Ltd.	44,702
4,567	Samsung Engineering Co. Ltd.	1,012,142
3,667	Samsung Fine Chemicals Co. Ltd.	271,351
23,480	Samsung Heavy Industries Co. Ltd.	1,062,642
12,043	Samsung Securities Co. Ltd.(b)	1,004,660
5,965	Samsung Techwin Co. Ltd.	490,381
3,191	Samyang Corp.	247,145
647	Samyang Genex Co. Ltd.	37,975
1,360	SBS Media Holdings Co. Ltd.(b)	3,604
6,460	Seah Besteel Corp.	331,545
356	Seah Holdings Corp.	46,840
1,170	Seah Steel Corp.	99,897
4,400	Sebang Co. Ltd.	67,746
5,490	Sejong Industrial Co. Ltd.	104,252
3,890	Sewon Cellontech Co. Ltd.	14,284

55

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
958	Shin Poong Pharmaceutical Co. Ltd.(c)	$36,649
239	Shinsegae Information & Communication Co. Ltd.	12,155
2,150	Shinyoung Securities Co. Ltd.(b)	72,225
230	Silla Co. Ltd.	3,455
971	Sindo Co. Ltd.	47,841
3,755	SK Chemicals Co. Ltd.	264,898
980	SK Gas Co. Ltd.	46,455
16,008	SK Holdings Co. Ltd.	2,868,041
35,060	SK Networks Co. Ltd.	387,683
41,550	SK Securities Co. Ltd.(b)	82,197
8,900	SKC Co. Ltd.	510,754
2,440	SL Corp.(b)	64,094
5,310	Songwon Industrial Co. Ltd.	74,325
13,044	STX Corp. Co. Ltd	324,989
10,150	STX Engine Co. Ltd.	274,670
23,710	STX Offshore & Shipbuilding Co. Ltd.	699,142
52,040	STX Pan Ocean Co. Ltd.	421,506
1,940	Sung Jin Geotec Co. Ltd.(b)	32,314
214	Sunjin Co. Ltd.(b)	2,127
36	Sunjin Holdings Co. Ltd.(b)	821
182	Taekwang Industrial Co. Ltd.	257,634
23,300	Taeyoung Engineering & Construction	121,756
7,770	Taihan Electric Wire Co. Ltd.(b)	37,485
150	Teems, Inc.(b)(c)(d)	3,695
33,418	Tong Yang Major Corp.(b)	58,469
23,878	Tong Yang Securities, Inc.(b)	175,133
710	TS Corp.(c)	29,151
1,110	Unid Co. Ltd.	75,198
2,440	Whanin Pharmaceutical Co. Ltd.	15,824
59,400	Woongjin Chemical Co. Ltd.(b)	75,660
7,850	Woongjin Coway Co. Ltd.	262,240
10,350	Woongjin Holdings Co. Ltd.(b)	86,922
3,050	Woongjin Thinkbig Co. Ltd.	49,095
3,700	Woori Financial Co. Ltd.	61,111
42,960	Woori Investment & Securities Co. Ltd.(b)	859,881
4,210	Youlchon Chemical Co. Ltd.	34,807
251	Young Poong Corp.	217,589
4,952	Youngone Corp.	51,985
2,598	Youngone Holdings Co. Ltd.	88,851
2,002	Yuhan Corp.	268,079

		59,324,286

SPAIN — 0.6%
19,178	Abengoa SA	639,125
9,635	Acciona SA	1,120,837
54,354	Acerinox SA	1,092,071
2,566	Adolfo Dominguez SA	33,522
31,191	Almirall SA	355,729
8,523	Amper SA(b)	51,127

Shares		Value

SPAIN (continued)
11,451	Antena 3 de Television SA	$106,174
92,775	Avanzit SA(b)	61,561
3,330	Azkoyen SA(b)	11,270
23,368	Banco de Sabadell(c)(d)	24,610
518,843	Banco de Sabadell SA	2,300,077
100,899	Banco de Valencia SA(b)	407,990
57,547	Banco Espanol de Credito SA	538,350
66,757	Banco Pastor SA	322,340
280,002	Banco Popular Espanol SA	1,678,809
152,211	Bankinter SA	1,136,256
1,315	Baron de Ley(b)	94,347
13,691	Bolsas y Mercados Espanoles	463,667
24,816	Caja de Ahorros del Mediterraneo	177,900
8,249	Campofrio Food SA	112,650
5,459	Cementos Portland Valderrivas SA	124,518
3,778	Cia Espanola de Petroleos SA	157,801
16,842	Cie Automotive SA(b)	148,925
3,901	Codere SA(b)	63,211
497	Construcciones y Auxiliar de Ferrocarriles SA	302,919
4,347	Dinamia Capital Privado SA	52,796
11,664	Duro Felguera SA	99,165
32,439	Ebro Puleva SA	800,705
41,240	EDP Renovaveis SA(b)	317,630
6,914	Elecnor SA	116,744
42,675	Enagas	1,055,893
20,349	Ercros SA(b)	31,195
27,447	Faes Farma SA	110,373
262,032	Ferrovial SA	3,614,462
19,804	Fersa Energias Renovables SA	37,986
14,784	Fluidra SA	62,407
23,001	Fomento de Construcciones y Contratas SA	781,179
67,839	Gamesa Corp. Tecnologica SA(b)	637,746
29,860	Gestevision Telecinco SA(b)	335,552
23,408	Grifols SA	463,549
19,978	Grupo Catalana Occidente SA	524,343
62,141	Grupo Empresarial Ence SA(b)	260,474
5,180	Grupo Tavex SA(b)	3,575
2,010	Iberpapel Gestion SA	44,657
21,854	Indra Sistemas SA	495,895
174,417	International Consolidated Airlines Group(b)	695,446
309,970	La Seda de Barcelona SA - Class B(b)	37,647
5,819	Laboratorios Farmaceuticos Rovi SA	44,818
2,193	Miquel y Costas	73,344
9,985	Natraceutical SA(b)	5,088
49,726	NH Hoteles SA(b)	419,447
17,454	Obrascon Huarte Lain SA	715,067
13,934	Papeles y Cartones de Europa SA	85,443
3,179	Pescanova SA	132,311

56

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

SPAIN (continued)
1,765	Prim SA	$14,091
93,462	Promotora de Informaciones SA(b)	264,404
59,706	Prosegur Cia de Seguridad SA	3,647,889
34,612	Realia Business SA(b)	90,484
25,793	Red Electrica Corp. SA	1,645,801
2,195	Reyal Urbis SA(b)	3,658
51,011	Sacyr Vallehermoso SA(b)	644,711
4,202	Service Point Solutions I-11Shares(c)	2,794
14,707	Service Point Solutions SA(b)	9,781
32,804	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola (Sniace)(b)	79,295
25,474	Sol Melia SA	332,032
18,471	Solaria Energia y Medio Ambiente SA	61,283
128,263	SOS Corp. Alimentaria SA(b)	121,585
4,546	Tecnicas Reunidas SA	285,358
9,564	Telecomunicaciones y Energia	31,165
51,164	Tubacex SA(b)	219,009
39,920	Tubos Reunidos SA(b)	131,855
1,168	Unipapel SA	21,815
1,457	Vertice Trescientos Sesenta Grados(b)	501
8,410	Vidrala SA	270,181
13,066	Viscofan SA	576,131
8,231	Vocento SA(b)	43,462
9,318	Vueling Airlines SA(b)	131,113
29,000	Zardoya Otis SA	493,964
21,886	Zeltia SA(b)	91,252

		32,794,337

SWEDEN — 0.7%
11,723	AarhusKarlshamn AB	384,141
27,442	Acando AB	73,573
7,859	Active Biotech AB(b)	129,413
2,408	Addnode AB(b)	14,904
3,380	AddTech AB - Class B	107,960
191,044	AF AB - B Shares	4,252,483
965	Atrium Ljungberg AB - B Shares	13,495
2,587	Avanza Bank Holding AB	94,618
4,250	Axfood AB	156,145
8,417	Axis Communications AB	214,519
16,000	B&B Tools AB - Class B	304,512
17,307	BE Group AB(b)	128,891
1,322	Beijer AB G&L - Class B(b)	62,026
3,825	Beijer Alma AB	88,623
350	Beijer Electronics AB	14,742
4,285	Betsson AB(b)	96,622
9,975	Bilia AB - A Shares(b)	256,703
53,466	Billerud AB	639,297
2,745	BioGaia AB - Class B	53,379
7,843	BioInvent International AB(b)	35,305
219,166	BioPhausia AB(b)	57,671

Shares		Value

SWEDEN (continued)
26,157	Biotage AB	$28,571
59,582	Biovitrum AB(b)	247,500
3,751	Bjoern Borg AB(b)	36,781
7,502	Bjoern Borg AB - Redemption Shares(c)	3,228
164,915	Boliden AB(b)	3,717,271
41,237	Bure Equity AB(b)	234,082
15,708	Castellum AB	243,583
2,600	Catena AB	55,400
44,094	Cision AB(b)	40,865
5,280	Clas Ohlson AB - Class B	85,197
14,280	Concordia Maritime AB - Class B	42,775
1,753	Connecta AB	26,400
3,523	CyberCom Group Europe AB	12,069
1,984	Diamyd Medical AB - Class B(b)	40,961
5,934	Duni AB	65,797
6,667	East Capital Explorer AB	88,545
19,800	Elekta AB - Class B	902,435
2,321	Enea AB(b)	20,454
2,321	Enea AB - Redemption Shares(b)	1,913
36,116	Eniro AB(b)	136,874
16,355	Fabege AB	187,844
741	Fagerhult AB	23,178
1,617	Fastighets AB Balder - Class B(b)	12,845
43,887	Getinge AB - Class B	1,166,456
2,985	Global Health Partner AB(b)	5,805
22,175	Gunnebo AB	156,703
22,207	Hakon Invest AB	391,773
22,111	Haldex AB(b)	389,713
82,132	Hexagon AB - Class B	2,134,022
5,604	Hexpol AB	145,144
9,510	HIQ International AB(b)	64,214
8,913	Hoganas AB - Class B(b)	370,241
25,929	Holmen AB - Class B	956,924
1,192	Hufvudstaden AB	15,289
35,576	Husqvarna AB - Class A(b)	279,429
169,596	Husqvarna AB - Class B(b)	1,333,764
11,328	Industrial & Financial Systems - Class B	232,467
3,117	Indutrade AB	110,134
16,234	Intrum Justitia AB	245,829
27,734	JM AB	791,751
11,183	KappAhl Holding AB	66,256
177,657	Karo Bio AB(b)	53,805
1,001	Klovern AB	5,434
9,587	Know It AB	140,811
1,929	Kungsleden AB	20,352
2,570	Lagercrantz AB - Class B	26,795
26,410	Lindab International AB(b)	352,282
25,776	Loomis AB - Class B(b)	409,519
55,286	Lundin Petroleum AB(b)	840,391
95,081	Meda AB - Class A	1,006,286

57

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

SWEDEN (continued)
3,620	Medivir AB - Class B(b)	$84,023
2,409	Mekonomen AB	93,092
48,486	Micronic Laser Systems AB(b)	125,178
12,149	Modern Times Group AB - Class B	930,912
696	NCC AB - Class A	18,614
45,384	NCC AB - Class B	1,213,004
2,159	Nederman Holding AB	43,591
4,774	Net Entertainment NE AB(b)(e)	43,454
4,774	Net Entertainment NE AB(b)(e)	1,580
83,059	Net Insight AB - Class B(b)	50,722
31,780	New Wave Group AB - Class B	261,921
12,173	Nibe Industrier AB - Class B	207,502
130,488	Niscayah Group AB	267,781
50,649	Nobia AB(b)	404,022
10,358	Nolato AB - Class B	124,708
7,563	Nordnet AB	29,038
20,304	Northland Resources SA(b)	64,164
11,760	Opcon AB(b)	35,032
10,663	ORC Software AB(b)	171,174
6,510	Orexo AB(b)	50,206
249,270	PA Resources AB(b)	183,989
58,604	Peab AB	541,673
336,078	Pricer AB - Class B(b)	84,542
17,871	Proffice AB - Class B	100,558
56,676	Ratos AB - Class B	2,342,096
984	RaySearch Laboratories AB	5,553
9,945	Rederi AB Transatlantic(b)	42,792
18,694	Rezidor Hotel Group AB(b)	134,889
62,364	RNB Retail and Brands AB(b)	66,054
60,605	Rottneros AB	47,542
27,102	Saab AB - Class B	612,239
73,827	SAS AB(b)	245,583
5,699	Seco Tools AB - Class B(b)	110,350
3,461	Sectra AB(b)	19,475
57,676	Securitas AB - Class B	722,567
5,944	SkiStar AB	102,306
92,034	SSAB AB - Class A	1,644,974
47,051	SSAB AB - Class B	735,847
1,764	Studsvik AB(b)	18,246
7,337	Sweco AB - Class B	78,319
17,993	Swedish Match AB(b)	638,433
2,099	Systemair AB	35,259
7,292	TradeDoubler AB(b)	58,530
89,902	Trelleborg AB - Class B	1,086,867
3,694	Vitrolife AB	24,026
1,532	Wallenstam AB - Class B	49,947
4,165	Wihlborgs Fastigheter AB	125,451

		39,223,004

SWITZERLAND — 1.7%
767	Acino Holding AG(b)	73,730
22,639	Actelion Ltd.(b)	1,333,476
27,126	Adecco SA	1,936,451
1,057	Advanced Digital Broadcast Holdings SA	30,488

Shares		Value

SWITZERLAND (continued)
275	Affichage Holding AG(b)	$51,503
12,246	AFG Arbonia-Forster Holding(b)	506,121
280,000	Allied World Assurance Co. Holdings Ltd.	18,191,600
4,900	Allreal Holding AG(b)	804,393
511	Alpiq Holding AG	205,434
934	Also Holding AG	55,068
51,757	Aryzta AG	2,884,032
5,829	Ascom Holding AG	94,679
2,140	Bachem Holding AG - Class B	127,163
29,060	Baloise Holding AG(b)	3,213,398
1,815	Bank Coop AG	141,003
17,013	Bank Sarasin & Compagnie AG - Class B	747,392
277	Banque Cantonale de Geneve	74,934
1,575	Banque Cantonale Vaudoise	967,760
6	Banque Privee Edmond de Rothschild SA	190,751
556	Barry Callebaut AG(b)	531,253
1,469	Basilea Pharmaceutica(b)	117,775
2,519	Basler Kantonalbank	413,524
88	Belimo Holding AG	203,468
35	Bell Holding AG	89,827
1,651	Bellevue Group AG(b)	52,107
1,796	Berner Kantonalbank AG	511,393
2,135	BKW FMB Energie AG(b)	141,922
5,146	Bobst Group AG(b)	249,269
959	Bossard Holding AG	167,077
3,886	Bucher Industries AG	947,914
625	Burckhardt Compression Holding AG	200,686
36	Carlo Gavazzi Holding AG	8,578
88	Centralschweizerische Kraftwerke AG	33,292
185	Cham Paper Holding AG(b)	46,410
2,475	Charles Voegele Holding AG - Class A(b)	198,143
131	Cicor Technologies(b)	6,573
893	Cie Financiere Tradition SA	124,814
145,635	Clariant AG(b)	3,022,137
1,347	Coltene Holding AG(b)	82,611
35	Conzzeta Holding AG	105,202
3,508	Daetwyler Holding AG	343,906
4,170	Dufry Group(b)	545,234
14,687	EFG International AG(b)	219,032
30	Elektrizitaets-Gesellschaft Laufenburg AG	25,145
971	Emmi AG	241,347
1,839	EMS-Chemie Holding AG	379,280
4,027	Energiedienst Holding AG(b)	279,329
12,621	Etrion Corp.(b)	12,532
2,065	Flughafen Zuerich AG	909,555
774	Forbo Holding AG(b)	633,517
1,041	Galenica AG	688,384
117,911	Gam Holding Ltd.(b)	2,324,142

58

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

SWITZERLAND (continued)
3,530	Gategroup Holding AG(b)	$188,947
8,060	Geberit AG	1,886,879
2,384	Georg Fischer AG(b)	1,557,179
3,288	Givaudan SA(b)	3,656,712
278	Gurit Holding AG(b)	216,615
3,464	Helvetia Holdings AG(b)	1,624,876
1,839	Huber & Suhner AG	136,703
5,187	Implenia AG(b)	187,991
321	Inficon Holding AG	75,704
273,823	Informa Plc	1,905,893
98	Interroll Holding AG(b)	49,283
29	Intershop Holdings	10,292
93,793	Julius Baer Group Ltd.(b)	4,382,790
591	Kaba Holding AG - Class B	264,071
1,857	Kardex AG(b)	54,100
1,794	Komax Holding AG(b)	223,369
12,619	Kudelski SA(b)	231,227
1,418	Kuoni Reisen Holding(b)	652,444
122	LEM Holding SA	84,413
4,986	LifeWatch AG(b)	44,269
15	Lindt & Spruengli AG	558,295
45,393	Logitech International SA(b)	628,680
23,006	Lonza Group AG(b)	1,976,122
1,434	Luzerner Kantonalbank AG	540,444
46	Metall Zug AG - Class B	212,664
16,910	Meyer Burger Technology AG(b)	845,500
11,976	Micronas Semiconductor Holding(b)	114,360
1,196	Mikron Holding AG(b)	11,269
5,846	Mobilezone Holding AG	70,287
3,562	Mobimo Holding AG(b)	862,292
12,189	Nobel Biocare Holding AG(b)	270,694
18,313	OC Oerlikon Corp. AG(b)	160,900
2,957	Orascom Development Holding AG(b)	125,801
417	Orell Fuessli Holding AG	63,104
4,337	Panalpina Welttransport Holding AG(b)	586,623
1,799	Partners Group Holding AG	382,054
48,644	Petroplus Holdings AG(b)	728,254
255	Phoenix Mecano AG	210,780
325	Precious Woods Holding AG(b)	7,026
2,431	PSP Swiss Property AG(b)	221,179
407	PubliGroupe SA(b)	71,566
971	Rieter Holding AG(b)	418,709
186	Romande Energie Holding SA	356,948
111	Schaffner Holding AG(b)	42,539
1,321	Schindler Holding AG	169,974
15,489	Schmolz & Bickenbach AG(b)	183,540
458	Schweiter Technologies AG	360,576
7,966	Schweizerishe National- Versicherungs-Gesellsschaft	342,584
576	SGS SA	1,143,343
588	Siegfried Holding AG(b)	71,308
625	Sika AG	1,595,376

Shares		Value

SWITZERLAND (continued)
7,707	Sonova Holding AG	$778,273
120	Sopracenerina STA Elettrica	32,490
1,260	St. Galler Kantonalbank	706,110
271,165	STMicroelectronics NV	3,202,249
978	Straumann Holding AG	255,637
14,484	Sulzer AG	2,610,469
17,960	Swiss Life Holding AG(b)	3,276,402
109,838	Swisslog Holding AG(b)	111,743
1,273	Swissmetal Holding AG(b)	9,257
1,620	Swissquote Group Holding SA	103,942
561	Tamedia AG	92,095
2,779	Tecan Group AG(b)	231,316
10,690	Temenos Group AG(b)	355,303
5,867	Tornos SA(b)	94,279
1,094	U-Blox AG(b)	62,541
1,219	Uster Technologies AG(b)	49,324
112	Valartis Group AG	2,687
6,412	Valiant Holding AG	911,023
2,291	Valora Holding AG	782,648
370	Vaudoise Assurances Holding SA	121,052
41	Vetropack Holding AG	89,726
24,307	Von Roll Holding AG	126,453
17,677	Vontobel Holding AG(b)	720,363
1,036	VZ Holding AG	161,568
390	Walter Meier AG - Class A	106,901
3,087	Winterthur Technologie AG(b)	221,443
732	Ypsomed Holding AG(b)	48,236
90	Zehnder Group AG	284,046
1,427	Zueblin Immobilien Holding AG(b)	6,434
30	Zuger Kantonalbank AG	194,220

		91,999,532

TAIWAN — 0.9%
53,905	Ability Enterprise Co. Ltd.	81,125
71,000	Acbel Polytech, Inc.	54,170
114,000	Accton Technology Corp.	75,234
56,000	Achem Technology Corp.	37,348
78,000	Action Electronics Co. Ltd.(b)	26,991
53,000	Advancetek Enterprise Co. Ltd.	45,896
35,125	Advantech Co. Ltd.	116,272
157,000	AGV Products Corp.(b)	75,653
38,000	ALI Corp.	52,943
52,000	Allis Electric Co. Ltd.	20,336
67,000	Alpha Networks, Inc.	53,458
96,682	Altek Corp.	134,025
44,000	Ambassador Hotel (The)	72,825
18,000	AMPOC Far-East Co. Ltd.(b)	13,136
251,354	AmTRAN Technology Co. Ltd.	222,930
35,000	APBC, Inc.	35,014
10,000	Apex Biotechnology Corp.	24,792
33,000	Apex Science & Engineering	13,367
61,000	Arima Communications Corp.(b)	29,607
44,250	Arima Optoelectronics Corp.(b)	18,850

59

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

TAIWAN (continued)
92,000	Asia Optical Co., Inc.(b)	$177,328
73,200	Asia Polymer	131,123
89,287	Asia Vital Components Co. Ltd.	99,455
12,000	ASROCK, Inc.	45,673
11,000	Aten International Co. Ltd.	21,317
41,000	Audix Corp.	52,326
19,000	Aurora Corp.	35,229
30,000	Aurora Systems Corp.	31,531
5,000	AV Tech Corp.	17,110
45,270	Avermedia Technologies, Inc.	58,962
57,000	Avision, Inc.	41,399
17,000	Awea Mechantronic Co. Ltd.	20,865
153,000	Bank of Kaohsiung(b)	74,794
44,000	Basso Industry Corp.	38,640
507,350	BES Engineering Corp.	173,613
35,000	Biostar Microtech International Corp.	20,837
9,090	Bright Led Electronics Corp.	9,998
21,000	C Sun Manufacturing Ltd.	19,505
72,320	Cameo Communications, Inc.	32,575
300,400	Capital Securities Corp.	146,327
29,000	Career Technology Manufacturing Co. Ltd.	61,264
117,000	Carnival Industrial Corp.(b)	41,467
146,400	Catcher Technology Co. Ltd.	920,160
21,000	Cathay Chemical Works	10,266
138,000	Cathay No. 1 REIT	58,740
8,000	Cathay No. 2 REIT	3,179
299,000	Cathay Real Estate Development Co. Ltd.	154,519
38,000	Central Reinsurance Co. Ltd.	23,552
47,000	Chainqui Construction Development Co. Ltd.	39,880
79,085	Champion Building Materials Co. Ltd.	67,933
47,000	Charoen Pokphand Enterprise	31,838
323,000	Cheng Loong Corp.	159,591
139,727	Cheng Uei Precision Industry Co. Ltd.	280,542
19,000	Chenming Mold Industry Corp.	37,485
198,614	Chia Hsin Cement Corp.	124,834
58,412	Chicony Electronics Co. Ltd.	115,035
111,740	Chien Kuo Construction Co. Ltd.	64,379
72,000	Chien Shing Stainless Steel(b)	17,398
20,000	Chilisin Electronics Corp.	19,345
227,418	China Airlines(b)	145,320
40,000	China Chemical & Pharmaceutical Co. Ltd.	37,502
53,000	China Electric Manufacturing Corp.	46,729
121,000	China General Plastics Corp.	63,799
22,000	China Glaze Co. Ltd.	19,051
13,000	China Hi-Ment Corp.	19,610
181,836	China Life Insurance Co. Ltd.	212,386
447,505	China Manmade Fibers(b)	208,607
92,774	China Metal Products	97,509

Shares		Value

TAIWAN (continued)
264,391	China Motor Corp.	$250,188
524,260	China Petrochemical Development Corp.(b)	652,613
30,114	China Steel Chemical Corp.	185,594
37,000	China Steel Structure Co. Ltd.	38,888
194,616	China Synthetic Rubber Corp.	208,285
96,000	China Wire & Cable Co. Ltd.(b)	38,885
18,000	Chinese Maritime Transport Ltd.	37,649
143,883	Chin-Poon Industrial Co.	119,323
32,080	Chong Hong Construction Co.	77,628
24,881	Chroma ATE, Inc.	82,101
57,000	Chun Yu Works & Co. Ltd.(b)	19,246
129,100	Chun Yuan Steel	70,549
120,000	Chung Hsin Electric & Machinery Manufacturing Corp.	75,423
288,788	Chung Hung Steel Corp.(b)	171,931
208,000	Chung HWA Pulp Corp.(b)	120,565
1,442,472	Chunghwa Picture Tubes Ltd.(b)	193,414
13,000	Chuwa Wool Industry Co. Ltd.(b)	18,248
39,916	Clevo Co.	91,293
1,098,000	CMC Magnetics Corp.(b)	266,846
123,000	Collins Co. Ltd.	59,914
87,150	Compal Communications, Inc.	74,252
392,000	Compeq Manufacturing Co.(b)	227,219
123,689	Continental Holdings Corp.(b)	56,795
30,000	Coxon Precise Industrial Co. Ltd.	61,176
100,838	CTCI Corp.	127,463
11,085	Cyberlink Corp.	31,623
47,460	CyberTAN Technology, Inc.	48,059
38,000	DA CIN Construction Co. Ltd.	25,476
79,750	Darfon Electronics Corp.	101,642
63,320	Delpha Construction Co. Ltd.	34,271
25,000	Depo Auto Parts Industrial Co. Ltd.	62,852
17,000	DFI, Inc.	17,215
185,712	D-Link Corp.	177,032
68,000	Dynamic Electronics Co. Ltd.	45,233
1,305,849	E.Sun Financial Holding Co. Ltd.	925,633
224,739	Eastern Media International(b)	54,383
71,070	Eclat Textile Co. Ltd.	109,936
23,000	Edom Technology Co. Ltd.	11,203
32,320	Elan Microelectronics Corp.	41,644
14,000	E-Life Mall Corp.	24,296
27,294	Elite Material Co. Ltd.	28,115
24,570	Elite Semiconductor Memory Technology, Inc.	37,749
255,789	Elitegroup Computer Systems Co. Ltd.	88,870
217,000	Entie Commercial Bank(b)	122,372
134,000	Epistar Corp.	444,039
200,469	Eternal Chemical Co. Ltd.	241,149

60

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

TAIWAN (continued)
309,281	Eva Airways Corp.(b)	$284,566
63,000	Everest Textile Co. Ltd.(b)	18,259
148,000	Evergreen International Storage & Transport Corp.	130,747
432,000	Evergreen Marine Corp. Taiwan Ltd.(b)	399,742
109,000	Everlight Chemical Industrial Corp.	108,473
43,643	Everlight Electronics Co. Ltd.	124,657
85,000	Everspring Industry Co.(b)	26,979
20,000	Excel Cell Electronic Co. Ltd.	12,431
16,976	Excelsior Medical Co. Ltd.	57,202
353,040	Far Eastern Department Stores Co. Ltd.	623,770
497,284	Far Eastern International Bank	238,757
16,000	Faraday Technology Corp.	23,772
83,000	Farglory Land Development Co. Ltd.	189,252
119,880	Federal Corp.	81,417
56,320	Feng Hsin Iron & Steel Co.	102,656
45,154	Feng TAY Enterprise Co. Ltd.	49,587
91,000	First Copper Technology Co. Ltd.	45,280
45,780	First Hotel	46,518
74,000	First Insurance Co. Ltd.	51,420
33,079	First Steamship Co. Ltd.	80,276
6,300	Flytech Technology Co. Ltd.	18,699
129,761	Forhouse Corp.	121,431
18,000	Formosa Advanced Technologies Co. Ltd.	23,130
37,000	Formosa Epitaxy, Inc.	42,247
8,886	Formosa International Hotels Corp.	165,380
45,000	Formosa Oilseed Processing(b)	24,120
337,000	Formosa Taffeta Co. Ltd.	364,789
124,000	Formosan Rubber Group, Inc.	125,998
130,441	Formosan Union Chemical(b)	84,490
65,000	Founding Construction & Development Co. Ltd.	52,089
70,000	Froch Enterprise Co. Ltd.(b)	43,141
75,272	FSP Technology, Inc.	83,056
89,000	Fubon No 2 REIT	34,185
28,000	Fullerton Technology Co. Ltd.	39,353
63,000	Fwusow Industry Co. Ltd.	36,407
62,000	G Shank Enterprise Co. Ltd.	47,628
34,700	Gamma Optical Co. Ltd.	21,022
41,000	Gem Terminal Industrial Co. Ltd.	28,060
75,887	Gemtek Technology Corp.	97,514
15,226	Genesis Photonics, Inc.(b)	50,455
5,000	Geovision, Inc.	22,348
171,000	Getac Technology Corp.	86,878
34,143	Giant Manufacturing Co. Ltd.	136,508
71,000	Giantplus Technology Co. Ltd.(b)	48,220
186,781	Gigabyte Technology Co. Ltd.	194,030
12,068	Gigastorage Corp.	19,574

Shares		Value

TAIWAN (continued)
84,093	Gintech Energy Corp.	$239,313
57,000	Global Brands Manufacture Ltd.	35,726
9,000	Global Mixed Mode Technology, Inc.	36,926
12,000	Global Unichip Corp.	37,921
51,000	Globe Union Industrial Corp.	56,897
163,770	Gold Circuit Electronics Ltd.(b)	72,339
496,884	Goldsun Development & Construction Co. Ltd.	251,578
308,000	Grand Pacific Petrochemical	210,255
59,000	Great China Metal Industry	74,063
66,000	Great Taipei Gas Co. Ltd.	42,289
108,000	Great Wall Enterprise Co. Ltd.	134,064
149,140	Greatek Electonics, Inc.	136,962
39,943	Green Energy Technology, Inc.	163,184
64,000	GTM Corp.(b)	46,036
71,498	Hannstar Board Corp.	43,191
1,897,000	HannStar Display Corp.(b)	333,847
32,000	Harvatek Corp.	35,644
146,000	Hey Song Corp.	133,568
88,485	Highwealth Construction Corp.	196,506
31,620	Hitron Technology, Inc.	24,346
148,523	Ho Tung Chemical Corp.(b)	104,241
77,000	Hocheng Group Corp.(b)	31,458
44,000	Hold-Key Electric Wire & Cable Co. Ltd.(b)	29,652
28,800	Holiday Entertainment Co. Ltd.(b)	32,633
14,000	Holtek Semiconductor, Inc.	20,483
74,135	Holy Stone Enterprise Co. Ltd.	92,156
17,000	Hong Ho Precision Textile Co.(b)	10,922
77,000	Hong Tai Electric Industrials	36,835
44,000	Hong YI Fiber Industry Co.	23,814
56,000	Hotai Motor Co. Ltd.	175,596
68,678	Hsin Kuang Steel Co. Ltd.	77,459
201,000	HUA ENG Wire & Cable Co., Ltd.	79,309
34,192	Huaku Development Co. Ltd.	100,408
19,000	Huang Hsiang Construction Co.	51,881
26,000	Hung Ching Development Co.	15,978
37,743	Hung Poo Real Estate Development Corp.	45,204
220,000	Hung Sheng Construction Co. Ltd.	129,825
78,000	Hwa Fong Rubber Co. Ltd.(b)	26,283
118,341	Ichia Technologies, Inc.	73,760
51,000	I-Chiun Precision Industry Co. Ltd.	49,685
11,000	ICP Electronics, Inc.	21,932
23,000	Infortrend Technology, Inc.	29,755
630,604	Inotera Memories, Inc.(b)	315,979
79,000	Inventec Appliances Corp.	63,722
830,140	Inventec Co. Ltd.	446,398
24,000	I-Sheng Electric Wire & Cable Co. Ltd.	36,957
52,000	ITE Technology, Inc.	76,715

61

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

TAIWAN (continued)
29,000	ITEQ Corp.	$47,745
16,500	Jess-Link Products Co. Ltd.	33,935
13,000	K Laser Technology, Inc.	7,445
44,000	Kang Na Hsiung Enterprise Co. Ltd.	29,191
35,000	Kaulin Manufacturing Co. Ltd.	46,747
132,180	Kee Tai Properties Co. Ltd.	79,617
102,777	Kenda Rubber Industrial Co. Ltd.	123,454
5,000	Kian Shen Corp.	9,620
149,000	Kindom Construction Co.	117,583
7,000	King Slide Works Co. Ltd.	36,175
509,184	King Yuan Electronics Co. Ltd.(b)	286,253
212,185	King’s Town Bank(b)	137,068
22,680	King’s Town Construction Co. Ltd.	23,481
13,000	Kinik Co.	32,002
22,000	Kinko Optical Co. Ltd.(b)	30,958
468,343	Kinpo Electronics, Inc.(b)	152,906
102,000	Kinsus Interconnect Technology Corp.	355,808
15,119	KS Terminals, Inc.	15,151
16,000	Kung Long Batteries Industrial Co. Ltd.	32,180
128,000	Kuoyang Construction Co. Ltd.(b)	101,234
177,800	Kwong Fong Industries(b)	76,674
73,000	KYE Systems Corp.	60,284
62,000	L&K Engineering Co. Ltd.	75,989
116,000	LAN FA Textile(b)	69,263
46,828	Leader Electronics, Inc.	26,898
4,199	LeadTrend Technology Corp.	14,809
241,757	Lealea Enterprise Co. Ltd.	140,554
21,000	Ledtech Electronics Corp.	18,075
59,484	LEE Chang Yung Chemical Industries Corp.	175,304
56,000	Lee Chi Enterprises Co. Ltd.	27,474
34,000	Lelon Electronics Corp.(b)	26,297
33,000	Leofoo Development Co. Ltd.(b)	22,412
28,284	Les Enphants Co. Ltd.	45,134
86,000	Li Peng Enterprise Co. Ltd.(b)	44,744
25,000	Lian HWA Food Corp.	24,617
175,111	Lien Hwa Industrial Corp.	134,214
70,000	Lingsen Precision Industries Ltd.	58,540
109,294	Lite-On It Corp.	118,497
93,000	Lite-On Semiconductor Corp.(b)	57,154
580,169	Lite-On Technology Corp.	734,365
72,000	Long Bon International Co. Ltd.	28,284
141,547	Long Chen Paper Co. Ltd.	57,828
5,451	Lotes Co. Ltd.	23,697
69,000	Lucky Cement Corp.	18,215
11,550	Lumax International Corp. Ltd.	26,376
923,385	Macronix International	606,164

Shares		Value

TAIWAN (continued)
24,000	Makalot Industrial Co. Ltd.	$58,914
35,000	Marketech International Corp.	24,320
411,000	Masterlink Securities Corp.	183,697
14,000	Maxtek Technology Co. Ltd.	16,621
59,400	Mayer Steel Pipe Corp.	45,009
9,000	Maywufa Co. Ltd.	5,232
82,000	Meiloon Industrial Co. Ltd.	45,669
122,850	Mercuries & Associates Ltd.	99,950
69,000	Mercuries Data Systems Ltd.(b)	39,272
8,000	Merida Industry Co. Ltd.	15,252
50,849	Merry Electronics Co. Ltd.	81,320
117,000	Microelectronics Technology, Inc.(b)	59,647
398,404	Micro-Star International Co. Ltd.	207,281
5,000	Min Aik Technology Co. Ltd.	14,142
500,000	Mitac International	211,254
177,000	Mosel Vitelic Inc.(b)	82,510
53,044	Nan Kang Rubber Tire Co. Ltd.(b)	84,090
31,440	Nan Ya Printed Circuit Board Corp.	102,756
50,760	Nantex Industry Co. Ltd.	50,160
324,872	Nanya Technology Corp.(b)	164,486
24,000	National Petroleum Co. Ltd.	33,438
95,000	New Asia Construction & Development Corp.(b)	40,470
20,000	Nichidenbo Corp.	24,198
117,637	Nien Hsing Textile Co. Ltd.	98,584
61,000	Novatek Microelectronics Corp. Ltd.	186,375
129,360	Opto Technology Corp.	88,759
118,000	Orient Semiconductor Electronics Ltd.(b)	30,449
121,000	Oriental Union Chemical Corp.	177,453
96,453	Pan Jit International, Inc.(b)	123,941
52,561	Pan-International Industrial	66,714
15,299	Paragon Technologies Co. Ltd.	27,084
377,000	Pegatron Corp.(b)	397,556
98,746	Phihong Technology Co. Ltd.	191,020
15,000	Pihsiang Machinery Manufacturing Co. Ltd.(b)	26,189
22,000	Plotech Co. Ltd.	16,017
765,786	Polaris Securities Co. Ltd.	550,839
11,000	Polytronics Technology Corp.	26,311
463,715	POU Chen Corp.	437,184
36,000	Power Quotient International Co. Ltd.	19,296
21,000	Powercom Co. Ltd.(b)	40,624
50,000	Powertech Technology, Inc.	181,574
264,360	President Securities Corp.	175,388
229,867	Prince Housing Development Corp.	169,359
121,000	Prodisc Technology, Inc.(b)	1,099
26,000	Promate Electronic Co. Ltd.	20,926
465,000	Qisda Corp.(b)	264,661
64,000	Quintain Steel Co. Ltd.(b)	25,476

62

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

TAIWAN (continued)
139,110	Radiant Opto-Electronics Corp.	$420,655
179,429	Radium Life Tech Co. Ltd.	227,431
8,416	Ralec Electronic Corp.	18,484
85,893	Realtek Semiconductor Corp.	170,955
69,000	Rechi Precision Co. Ltd.(b)	54,090
37,000	Rexon Industrial Corp. Ltd.(b)	10,362
20,370	Richtek Technology Corp.	136,210
894,398	Ritek Corp.(b)	254,842
82,000	Ruentex Development Co. Ltd.	136,578
99,000	Ruentex Industries Ltd.	279,316
210,335	Sampo Corp.(b)	88,134
11,550	San Fang Chemical Industry Co. Ltd.	14,660
253,000	Sanyang Industrial Co. Ltd.(b)	145,765
21,000	Sanyo Electric Taiwan Co. Ltd.	24,052
15,000	SDI Corp.	18,856
20,000	Sesoda Corp.	25,141
33,000	Sheng Yu Steel Co. Ltd.	24,313
14,840	ShenMao Technology, Inc.	26,583
51,000	Shih Wei Navigation Co. Ltd.	69,274
136,000	Shihlin Electric & Engineering Corp.	170,959
32,000	Shihlin Paper Corp.(b)	69,613
66,000	Shin Kong No.1 REIT	23,599
41,000	Shin Zu Shing Co. Ltd.	99,642
23,100	Shining Building Business Co. Ltd.(b)	30,570
65,000	Shinkong Insurance Co. Ltd.	54,472
562,149	Shinkong Synthetic Fibers Corp.	260,086
79,000	Shinkong Textile Co. Ltd.	109,789
44,000	Shuttle, Inc.(b)	25,504
95,000	Sigurd Microelectronics Corp.	89,565
265,000	Silicon Integrated Systems Corp.	149,440
12,000	Silitech Technology Corp.	30,295
61,000	Sinbon Electronics Co. Ltd.	50,268
126,170	Sincere Navigation Corp.	145,165
128,000	Sinon Corp.	62,126
1,872,000	SinoPac Financial Holdings Co. Ltd.	888,985
103,115	Sintek Photronic Corp.(b)	93,615
36,513	Sinyi Realty Co.	75,860
17,339	Sitronix Technology Corp.	31,604
44,000	Siward Crystal Technology Co. Ltd.(b)	25,274
26,000	Solelytex Industrial Corp.(b)	15,525
50,000	Solomon Technology Corp.(b)	22,959
24,000	Sonix Technology Co. Ltd.	48,271
93,000	Southeast Cement Co. Ltd.	41,404
40,000	Spirox Corp.	30,728
62,000	Springsoft, Inc.	73,066
8,000	Standard Chemical & Pharmaceutical Corp.	9,023
49,450	Standard Foods Corp.	159,719
22,058	Star Comgistic Capital Co. Ltd.(b)	27,073

Shares		Value

TAIWAN (continued)
16,000	Stark Technology, Inc.	$14,749
22,000	Sunonwealth Electric Machine Industry Co. Ltd.	19,282
203,399	Sunplus Technology Co. Ltd.(b)	133,168
48,500	Sunrex Technology Corp.	47,757
11,000	Super Dragon Technology Co. Ltd.	18,149
48,000	Supreme Electronics Co. Ltd.	45,924
33,000	Sweeten Construction Co. Ltd.	20,914
57,000	T JOIN Transportation Co.	68,268
141,010	TA Chen Stainless Pipe Co. Ltd.	100,445
631,200	TA Chong Bank Co. Ltd.(b)	253,463
234,000	Ta Ya Electric Wire & Cable.	73,047
34,000	Tah Hsin Industrial Co. Ltd.	32,708
49,771	TA-I Technology Co. Ltd.	54,831
375,786	Taichung Commercial Bank(b)	157,460
30,000	Tainan Enterprises Co. Ltd.	44,154
403,920	Tainan Spinning Co. Ltd.	270,799
1,440,038	Taishin Financial Holding Co. Ltd.(b)	847,273
67,600	Taisun Enterprise Co. Ltd.	43,078
99,000	Taita Chemical Co. Ltd.(b)	57,730
1,062,080	Taiwan Business Bank(b)	432,049
128,120	Taiwan Cogeneration Corp.	89,027
12,000	Taiwan Fertilizer Co. Ltd.	40,477
60,320	Taiwan Fire & Marine Insurance Co.	56,132
42,000	Taiwan Fu Hsing Industrial Co. Ltd.	33,291
260,239	Taiwan Glass Industrial Corp.	424,364
40,750	Taiwan Hon Chuan Enterprise Co. Ltd.	119,098
128,306	Taiwan Land Development Corp.(b)	67,427
86,627	Taiwan Life Insurance Co. Ltd.	87,116
118,150	Taiwan Mask Corp.	50,332
82,544	Taiwan Navigation Co. Ltd.	94,250
54,600	Taiwan Paiho Ltd.	67,872
102,000	Taiwan Pulp & Paper Corp.(b)	61,438
45,000	Taiwan Sakura Corp.	35,983
38,117	Taiwan Secom Co. Ltd.	73,203
62,000	Taiwan Sogo Shin Kong Security Co. Ltd.	54,339
171,000	Taiwan Styrene Monomer Corp.	84,788
209,469	Taiwan TEA Corp.	131,656
84,000	Taiyen Biotech Co. Ltd.	75,088
941,634	Tatung Co. Ltd.(b)	471,828
50,652	Teapo Electronic Corp.(b)	14,379
734,000	Teco Electric and Machinery Co. Ltd.	519,004
62,000	Tecom Co. Ltd.(b)	16,215
9,450	Test Research, Inc.	18,479
35,000	Test-Rite International Co.	27,987
17,000	Thinking Electronic Industrial Co. Ltd.	27,514
40,049	Thye Ming Industrial Co. Ltd.	54,539
222,000	Ton Yi Industrial Corp.	134,106

63

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

TAIWAN (continued)
8,000	Tong Hsing Electronic Industries Ltd.	$34,080
34,860	Tong Yang Industry Co. Ltd.	50,150
45,000	Tong-Tai Machine & Tool Co. Ltd.	76,209
48,960	Topco Scientific Co. Ltd.	72,999
29,000	Topoint Technology Co. Ltd.	29,315
43,137	Transcend Information, Inc.	126,526
46,957	Tripod Technology Corp.	222,172
18,988	Tsann Kuen Enterprise Co. Ltd.	41,903
84,135	TSRC Corp.	251,184
22,000	TTET Union Corp.	40,714
208,315	Tung Ho Steel Enterprise Corp.	245,859
86,000	Tung Ho Textile Co. Ltd.(b)	43,543
45,898	TXC Corp.	89,910
59,400	TYC Brother Industrial Co. Ltd.	35,571
129,303	Tycoons Group Enterprise(b)	39,958
48,000	Tyntek Corp.	35,281
28,000	Tze Shin International Co. Ltd.	12,515
72,000	U-Ming Marine Transport Corp.	155,874
223,288	Unimicron Technology Corp.	367,618
319,071	Union Bank of Taiwan(b)	119,769
20,000	Unitech Computer Co. Ltd.	11,523
152,000	Unitech Printed Circuit Board Corp.(b)	102,170
26,000	United Integrated Services Co. Ltd.	39,628
18,913	Unity Opto Technology Co. Ltd.	31,534
133,000	Universal Cement Corp.	87,773
49,000	Universal Microelectronics Co. Ltd.(b)	28,231
287,676	UPC Technology Corp.	243,593
183,960	USI Corp.	245,378
35,000	U-Tech Media Corp.(b)	10,926
56,800	Ve Wong Corp.	46,113
43,349	Via Technologies, Inc.(b)	42,155
8,744	Visual Photonics Epitaxy Co. Ltd.	22,655
68,000	Wah Lee Industrial Corp.	136,529
1,249,000	Walsin Lihwa Corp.(b)	723,969
217,526	Walsin Technology Corp.(b)	132,923
74,652	Walton Advanced Engineering, Inc.	37,276
202,000	Wan Hai Lines Ltd.(b)	154,470
820,659	Waterland Financial Holdings	391,152
69,000	Wei Chih Steel Industrial(b)	24,334
53,000	Wei Chuan Food Corp.	61,997
28,000	Weikeng Industrial Co. Ltd.	27,278
15,300	Well Shin Technology Co. Ltd.	26,873
37,000	Wellypower Optronics Corp.	42,764
86,000	Weltrend Semiconductor, Inc.	63,512
1,189,977	Winbond Electronics Corp.(b)	375,211
299,000	Wintek Corp.(b)	436,413
258,000	Wistron Corp.	463,956
31,495	Wistron NeWeb Corp.	120,972

Shares		Value

TAIWAN (continued)
164,097	WPG Holdings Co. Ltd.	$303,114
96,000	WT Microelectronics Co. Ltd.	168,612
129,000	Wus Printed Circuit Co. Ltd.(b)	81,080
801,000	Yageo Corp.	433,525
396,000	Yang Ming Marine Transport Corp.(b)	335,318
27,608	Yem Chio Co. Ltd.	28,149
82,077	Yeun Chyang Industrial Co. Ltd.	67,780
101,278	Yi Jinn Industrial Co. Ltd.(b)	41,907
363,073	Yieh Phui Enterprise Co. Ltd.	141,991
3,000	Young Fast Optoelectronics Co. Ltd.	20,532
6,000	Young Optics, Inc.	32,264
425,246	Yuen Foong Yu Paper Manufacturing Co. Ltd.	197,488
352,000	Yulon Motor Co. Ltd.	732,552
26,000	Yulon Nissan Motor Co. Ltd.(b)	107,129
16,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	26,091
10,000	Yungshin Global Holding Corp.	17,459
130,000	Yungtay Engineering Co. Ltd.	242,401
48,000	Zenitron Corp.	36,622
89,435	Zig Sheng Industrial Co. Ltd.	59,491
26,169	Zinwell Corp.	45,780
41,000	Zippy Technology Corp.	36,435
140,416	Zyxel Communications Corp.(b)	125,518

		50,414,744

THAILAND — 0.2%
108,700	Amata Corp. Public Co. Ltd. - FOR	57,901
379,400	Asia Plus Securities Public Co. Ltd. - FOR	36,097
344,900	Asian Property Development Public Co. Ltd. - FOR	72,793
178,200	Bangchak Petroleum Public Co. Ltd. - FOR	125,367
75,000	Bangkok Dusit Medical Services Public Co. Ltd. - FOR	129,397
120,600	Bangkok Expressway Public Co. Ltd. - FOR	72,320
17,400	Bangkok Insurance Public Co. Ltd. - FOR	145,729
2,392,900	Bangkokland Public Co. Ltd. - FOR(b)	60,925
91,200	BEC World Public Co. Ltd. - FOR	107,698
19,000	Big C Supercenter Public Co. Ltd. - FOR	54,422
1,158,900	CalComp Electronics Public Co. Ltd. - FOR	129,673
31,000	Central Pattana Public Co. Ltd. - FOR	20,771
224,000	Central Plaza Hotel Public Co. Ltd. - FOR	45,776

64

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

THAILAND (continued)
190,700	CH Karnchang Public Co. Ltd. - FOR	$54,623
32,000	Charoong Thai Wire & Cable Public Co. Ltd. - FOR	11,578
217,000	Delta Electronics Thai Public Co. Ltd. - FOR	190,829
31,200	Dynasty Ceramic Public Co. Ltd. - FOR	55,136
137,900	Eastern Water Resources Development and Management Public Co. Ltd. - FOR	28,874
1,000	Electricity Generating Public Co. Ltd. - FOR	3,166
6,024,000	G J Steel Public Co. Ltd. - FOR(b)	48,434
2,149,700	G Steel Public Co. Ltd. - FOR(b)	51,852
143,500	GFPT Public Co. Ltd. - FOR	52,400
79,700	Glow Energy Public Co. Ltd. - FOR	121,486
84,200	Hana Microelectronics Public Co. Ltd. - FOR	69,955
1,785,800	Hemaraj Land and Development Public Co. Ltd. - FOR	135,206
851,433	Home Product Center Public Co. Ltd. - FOR	249,583
63,100	ICC International Public Co. Ltd. - FOR	87,198
105,000	Indorama Polymers Public Co. Ltd.(c)(d)	21,633
3,050,900	IRPC Public Co. Ltd. - FOR	633,688
664,100	Italian-Thai Development Public Co. Ltd. - FOR	97,891
930,500	Jasmine International Public Co. Ltd. - FOR	113,467
421,400	KGI Securities Thailand Public Co. Ltd. - FOR	36,140
120,000	Khon Kaen Sugar Industry Public Co. Ltd.	53,869
112,300	Kiatnakin Bank Public Co. Ltd. - FOR	124,151
73,900	Kim Eng Securities Public Co. Ltd. - FOR	36,393
452,800	Land & Houses Public Co. Ltd. - NVDR	102,392
102,400	LPN Development Public Co. Ltd. - FOR	36,020
85,600	Major Cineplex Group Public Co. Ltd. - FOR	41,294
28,700	MBK Public Co. Ltd. - FOR	93,744
43,500	MCOT Public Co. Ltd. - FOR	44,447
105,700	Minor International Public Co. Ltd. - FOR	43,201
32,900	Padaeng Industry Public Co. Ltd. - FOR(b)	25,571
41,400	Phatra Capital Public Co. Ltd. - FOR(b)	47,156

Shares		Value

THAILAND (continued)
20,500	Polyplex Public Co. Ltd. - FOR	$15,796
205,100	Precious Shipping Public Co. Ltd. - FOR	127,114
105,200	Pruksa Real Estate Public Co. Ltd. - FOR	72,248
308,300	PTT Aromatics & Refining Public Co. Ltd. - FOR	418,296
1,000,000	Quality Houses Public Co. Ltd. - FOR	78,392
59,600	Ratchaburi Electricity Generating Holding Public Co. Ltd. - FOR	79,367
97,300	Regional Container Lines Public Co. Ltd. - FOR(b)	36,182
153,900	Robinson Department Store Public Co. Ltd. - FOR	145,651
115,300	Rojana Industrial Park Public Co. Ltd. - FOR	46,352
75,400	Saha-Union Public Co. Ltd. - FOR	88,409
2,558,400	Sahaviriya Steel Industries Public Co. Ltd. - FOR(b)	118,278
158,900	Samart Corp. Public Co. Ltd. - FOR	50,571
298,800	Sansiri Public Co. Ltd. - FOR(b)	60,561
155,800	SC Asset Corp. Public Co. Ltd. - FOR	63,155
10,600	Siam City Cement Public Co. Ltd. - FOR	76,348
19,300	Siam Makro Public Co. Ltd. - FOR	106,037
65,200	Siamgas & Petrochemicals Public Co. Ltd. - FOR	41,501
98,200	Sino Thai Engineering & Construction Public Co. Ltd. - FOR	45,728
51,600	Somboon Advance Technology Public Co. Ltd. - FOR	35,610
33,900	Sri Trang Agro-Industry Public Co. Ltd. - FOR(b)	36,058
99,100	Supalai Public Co. Ltd. - FOR	38,843
1,330,700	Tata Steel Thailand Public Co. Ltd. - FOR(b)	66,869
297,500	Thai Airways International Public Co. Ltd. - FOR	393,677
30,000	Thai Carbon Black Public Co. Ltd. - FOR	28,141
15,000	Thai Central Chemical Public Co. Ltd. - FOR	12,513
143,800	Thai Plastic & Chemical Public Co. Ltd. - FOR	136,092
18,200	Thai Stanley Electric Public Co. Ltd. - FOR	95,725
233,100	Thai Tap Water Supply Public Co. Ltd. - FOR	46,464
167,265	Thai Union Frozen Products Public Co. Ltd. - FOR	259,163
204,400	Thaicom Public Co. Ltd. - FOR(b)	51,699

65

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

THAILAND (continued)
244,900	Thanachart Capital Public Co. Ltd. - FOR	$248,182
155,760	Thoresen Thai Agencies Public Co. Ltd. - FOR	115,320
92,400	Ticon Industrial Connection Public Co. Ltd. - FOR	43,337
77,800	Tisco Financial Group Public Co. Ltd. - FOR	98,390
4,947,400	TMB Bank Public Co. Ltd.	384,522
172,900	Total Access Communication Public Co. Ltd. - FOR	276,582
463,100	TPI Polene Public Co. Ltd. - FOR	195,479
333,000	True Corp. Public Co. Ltd. - FOR(b)	56,337
206,300	Vanachai Group Public Co. Ltd. - FOR	36,629
256,900	Vinythai Public Co. Ltd. - FOR(b)	154,054

		8,249,918

TURKEY — 0.2%
22,194	Adana Cimento - Class A	83,171
84,071	Advansa Sasa Polyester Sanayi AS(b)	127,129
13,070	Akcansa Cimento AS	67,542
29,891	Akenerji Elektrik Uretim AS - Placement Shares(b)	75,466
36,249	Aksa Akrilik Kimya Sanayii	99,381
73,605	Aksigorta AS(b)	96,785
18,838	Alarko Holding AS	46,568
21,753	Albaraka Turk Katilim Bankasi AS	36,613
13,283	Altinyildiz(b)	165,055
20,606	Anadolu Cam Sanayii AS(b)	50,126
25,952	Anadolu Hayat Emeklilik AS	95,551
125,722	Anadolu Sigorta	110,761
18,756	Arcelik AS	106,542
7,596	Aselsan Elektronik Sanayi Ve Ticaret AS	44,847
86,901	Asya Katilim Bankasi AS	171,974
46,890	Aygaz AS	348,361
6,325	Bati Cimento	34,598
38,887	Bolu Cimento Sanayii AS	48,577
2,472	Borusan Mannesmann Boru Sanayi	38,437
514	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	65,897
1,034	BSH Ev Aletleri Sanayi ve Ticaret AS	92,115
16,881	Bursa Cimento	56,381
0	Celebi Hava Servisi(b)	7
12,995	Cimsa Cimento Sanayi ve Ticaret AS	87,573
19,705	Coca-Cola Icecek AS	296,676
28,721	Deva Holding AS(b)	58,915
18,736	Dogan Gazetecilik AS(b)	39,665

Shares		Value

TURKEY (continued)
493,980	Dogan Sirketler Grubu Holdings(b)	$392,976
33,757	Dogan Yayin Holding(b)	40,171
42,672	Dogus Otomotiv Servis ve Ticaret AS(b)	168,331
4,632	Eczacibasi Yatirim Holding Ortakligi AS	21,378
15,000	EGE Seramik Sanayi Ve Ticaret AS(b)	30,079
90,228	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	154,236
1	Eregli Demir Ve Celik Fabrikalari TAS(b)	4
12,207	Ford Otomotiv Sanayi AS	123,996
171	Galatasaray Sportif Sinai Ve Ticari Yatirimlar AS	43,059
40,933	Gentas Genel Metal Sanayi	70,509
55,106	Global Yatirim Holding AS(b)	49,273
13,500	Goldas Kuyumculuk Sanayi Ithalat Ve Ihracat AS(b)	8,964
2,500	Goodyear Lastikleri Turk AS(b)	89,168
120,000	GSD Holding AS(b)	89,152
150	Gubre Fabrikalari TAS(b)	1,672
48,911	Hurriyet Gazetecilik AS	63,671
33,879	Ihlas EV Aletleri(b)	37,198
88,602	Ihlas Holding AS(b)	107,767
27,487	IS Finansal Kiralama AS(b)	30,541
32,427	IS Yatirim Menkul Degerler AS	53,299
30,000	Isiklar Yatirim Holding AS(b)	21,105
10,001	Izmir Demir Celik Sanayi AS(b)	37,742
56,619	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A(b)	46,531
35,622	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class B(b)	32,788
67,791	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D(b)	41,004
428	Kartonsan Karton Sanayi	64,359
842	Konya Cimento Sanayii AS	177,147
70,872	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	223,659
25,900	Koza Anadolu Metal Madencilik Isletmeleri AS(b)	92,293
18,103	Mardin Cimento Sanayii	95,691
33,242	Marmaris Marti Otel Isletmel(b)	28,849
52,287	Menderes Tekstil Sanayi ve Ticaret AS(b)	36,439
37,052	Net Holding AS(b)	37,271
73,142	Net Turizm Ticaret Ve Sanayi SA(b)	58,667
2,633	Nortel Networks Netas Telekomunikasyon AS	257,068
5,026	Otokar Otobus Karoseri Sanayi AS	95,497

66

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

TURKEY (continued)
20,000	Park Elektrik Madencilik Sanayi Ve Ticaret AS(b)	$57,725
130,435	Petkim Petrokimya Holding AS(b)	226,397
11,338	Pinar Entegre Et Ve Un Sanayi AS	61,423
7,882	Pinar SUT Mamulleri Sanayii	84,987
32,559	Sarkuysan Elektrolitik Bakir	108,744
126,564	Sekerbank TAS(b)	146,452
46,195	Selcuk Ecza Deposu Ticaret ve Sanayi AS	79,574
31,610	Sinpas Gayrimenkul Yatirim Ortakligi AS REIT(b)	45,306
20,000	Soda Sanayii AS(b)	34,845
18,260	TAT Konserve(b)	46,700
21,043	TAV Havalimanlari Holding AS(b)	106,253
28,471	Tekfen Holding AS	122,420
30,001	Tekstil Bankasi AS(b)	21,302
25,412	Tofas Turk Otomobil Fabrikasi AS	146,024
115,395	Trakya Cam Sanayi AS(b)	282,230
27,872	Turcas Petrolculuk AS	78,797
63,902	Turk Ekonomi Bankasi AS	91,589
98,353	Turk Hava Yollari AO(b)	290,339
1,563	Turk Traktor ve Ziraat Makineleri AS	36,069
127,271	Turkiye Sinai Kalkinma Bankasi AS	244,334
202,912	Turkiye Sise ve Cam Fabrikalari AS(b)	498,942
57,265	Ulker Biskuvi Sanayi AS	228,909
24,185	Vestel Beyaz Esya Sanayi Ve Ticaret AS	51,518
16,028	Vestel Elektonik Sanayi(b)	28,662
15,401	Yapi Kredi Finansal Kiralama AO(b)	53,058
9,284	Yapi Kredi Sigorta AS	117,194
42,319	Zorlu Enerji Elektrik Uretim AS(b)	75,402

		8,831,462

UKRAINE — 0.0%
3,570	Kernel Holding SA(b)	96,824

UNITED ARAB EMIRATES — 0.0%
90,397	Dragon Oil Plc	839,367
1,871	Exillon Energy Plc(b)	14,629
34,678	Lamprell Plc	215,014

		1,069,010

UNITED KINGDOM — 6.9%
44,083	888 Holdings Plc	27,981
275,597	Aberdeen Asset Management Plc	1,054,181
9,905	Acal Plc	56,087
36,626	Admiral Group Plc	1,035,130
19,217	Aea Technology Group Plc(b)	1,501

Shares		Value

UNITED KINGDOM (continued)
233,658	Aegis Group Plc	$546,404
366,842	Afren Plc(b)	979,789
19,549	Aga Rangemaster Group Plc	40,164
63,284	Aggreko Plc	1,888,964
11,076	Alterian Plc(b)	21,368
90,474	AMEC Plc	1,813,469
255,576	Amlin Plc	1,784,438
51,177	Anglo Pacific Group Plc	270,981
818	Anglo-Eastern Plantations(b)	10,579
67,279	Anite Plc	72,203
57,224	Arena Leisure Plc	29,392
247,380	ARM Holdings Plc	2,563,962
47,156	Ashmore Group Plc	293,878
293,312	Ashtead Group Plc	990,641
15,183	Atkins (WS) Plc	197,814
2,058	Atrium European Real Estate Ltd.	14,083
41,622	Autonomy Corp. Plc(b)	1,119,319
10,641	Aveva Group Plc	284,563
6,967	Avis Europe Plc(b)	22,576
3,906	Axis-Shield Plc(b)	20,356
112,968	Babcock International Group Plc	1,208,592
292,859	Balfour Beatty Plc	1,603,514
6,653	Barr (A.G.) Plc	152,801
409,041	Barratt Developments Plc(b)	763,860
178,672	BBA Aviation Plc	647,622
43,369	Bellway Plc	512,158
67,497	Berkeley Group Holdings Plc(b)	1,195,076
17,391	Big Yellow Group Plc REIT	96,559
10,757	Bloomsbury Publishing Plc	24,257
629,204	Bodycote Plc	4,077,823
27,406	Booker Group Plc	27,466
20,611	Boot (Henry) Plc	43,034
59,519	Bovis Homes Group Plc	437,435
2,612	Braemar Shipping Services Plc	21,924
1,216	Brammer Plc	5,941
89,517	Brewin Dolphin Holdings Plc	257,181
130,783	British Land Co. Plc REIT	1,311,806
2,366	British Polythene Industries	11,461
42,974	Britvic Plc	293,944
55,082	BTG Plc(b)	228,542
83,857	Bunzl Plc	1,042,119
91,462	Burberry Group Plc	1,978,407
970	Business Post Group Plc	4,277
866,380	Cable & Wireless Communi- cations Plc	671,478
589,793	Cable & Wireless Worldwide	473,761
196,051	Cairn Energy Plc(b)	1,479,846
11	Camellia Plc	1,737
61,273	Capita Group Plc (The)	753,272
58,571	Capital & Counties Properties Plc	164,556
91,052	Capital & Regional Plc(b)	58,934

67

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
68,824	Capital Shopping Centres Group Plc REIT	$466,621
160,932	Carillion Plc	1,052,665
3,444	Carpetright Plc	39,895
26,599	Centaur Media Plc	23,437
3,699	Charles Stanley Group Plc	19,401
714	Charles Taylor Consulting Plc	1,813
231,315	Chaucer Holdings Plc	213,472
37,105	Chemring Group Plc	415,253
43,578	Chesnara Plc	184,887
12,606	Chime Communications Plc	56,641
27,947	Cineworld Group Plc	102,348
4,407	Clarkson Plc	92,825
76,599	Close Brothers Group Plc	1,037,006
1,493,807	Cobham Plc	5,691,476
78,539	Collins Stewart Plc	111,181
122,410	Colt Telecom Group SA(b)	307,926
25,602	Communisis Plc	13,685
60,264	Computacenter Plc	464,351
6,894	Consort Medical Plc	66,559
203,040	Cookson Group Plc(b)	2,426,590
5,973	Corin Group Plc	5,737
8,886	Costain Group Plc	33,582
20,313	Cranswick Plc	255,660
393,138	Croda International Plc	12,352,048
89,908	CSR Plc(b)	560,911
62,834	Daily Mail & General Trust Plc - Class A	523,826
58,422	Dairy Crest Group Plc	392,290
66,668	Davis Service Group Plc	578,506
581,784	De La Rue Plc	7,701,338
545,741	Debenhams Plc(b)	620,782
7,389	Dechra Pharmaceuticals Plc	59,242
44,269	Development Securities Plc	160,829
51,874	Devro Plc	247,984
4,050	Dialight Plc	52,766
7,308	Dignity Plc	93,566
548,866	Diploma Plc	3,373,800
21,990	Domino Printing Sciences Plc	247,198
12,931	Domino’s Pizza UK & Ireland Plc	99,961
115,132	Drax Group Plc	845,970
110,886	DS Smith Plc	401,737
1,955,626	DSG International Plc(b)	470,712
10,924	Dunelm Group Plc	83,278
14,288	E2V Technologies Plc	32,219
95,142	easyJet Plc(b)	553,040
43,305	Electrocomponents Plc	201,234
196,823	Elementis Plc	545,744
232,983	EnQuest Plc(b)	541,323
1,480,000	Ensco International Plc - ADR	88,237,600
261,347	Enterprise Inns Plc(b)	416,021
14,750	Erinaceous Group Plc(b)(c)(d)	0
8,964	Euromoney Institutional Investor Plc	106,757
67,733	Evolution Group Plc	80,893

Shares		Value

UNITED KINGDOM (continued)
241,854	F&C Asset Management Plc	$321,365
80,315	Fenner Plc	520,247
34,416	Ferrexpo Plc	286,857
55,849	Fiberweb Plc	69,965
6,084	Fidessa Group Plc	179,772
65,866	Filtrona Plc	378,464
11,172	Filtronic Plc	5,178
71,372	Findel Plc(b)	7,177
163,621	Firstgroup Plc	887,414
14,173	Forth Ports Plc	383,278
402,982	Fortune Oil Plc(b)	89,188
2,414	French Connection Group Plc	4,153
4,872	Fuller Smith & Turner - Class A	52,815
36,937	Future Plc	11,954
534,074	G4S Plc	2,463,941
29,883	Galliford Try Plc	207,146
180,206	Game Group Plc	158,780
5,558	Games Workshop Group Plc	40,384
64,530	Gem Diamonds Ltd.(b)	309,780
24,632	Genus Plc	410,410
833,596	GKN Plc	3,105,029
6,706	Go-Ahead Group Plc	158,386
38,840	Great Portland Estates Plc REIT	273,193
359,279	Greene King Plc	2,938,180
15,572	Greggs Plc	133,954
58,506	Halfords Group Plc	385,916
950,167	Halma Plc	5,927,829
87,376	Hammerson Plc REIT	686,100
36,175	Hampson Industries Plc	16,013
4,000	Hansard Global Plc	11,358
48,077	Hansteen Holdings Plc REIT	66,252
12,642	Hardy Oil & Gas Plc(b)	46,773
29,508	Hargreaves Lansdown Plc	317,171
102,299	Hays Plc	202,828
23,157	Headlam Group Plc	117,587
49,253	Helical Bar Plc	214,723
38,760	Helphire Plc(b)	8,740
192,769	Henderson Group Plc	522,590
14,452	Heritage Oil Ltd.(b)	60,494
47,848	Hikma Pharmaceuticals Plc	627,791
33,078	Hill & Smith Holdings Plc	185,921
166,502	HMV Group Plc	29,897
2,328	Hogg Robinson Group Plc	2,294
30,234	Holidaybreak Plc	136,353
436,206	Home Retail Group Plc	1,602,219
87,625	Homeserve Plc	715,279
103,248	Howden Joinery Group Plc(b)	190,740
54,095	Hunting Plc	729,182
73,417	Huntsworth Plc	85,535
3,454	Hyder Consulting Plc	20,914
213,499	ICAP Plc	1,849,055
93,891	IG Group Holdings Plc	732,396
43,579	Imagination Technologies Group Plc(b)	363,959
76,689	IMI Plc	1,398,817
228,000	InchCape Plc	1,387,773

68

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
77,411	Inmarsat Plc	$787,454
202,077	Innovation Group Plc(b)	58,647
41,344	Intercontinental Hotels Group Plc	905,358
386,978	International Consolidated Airlines Group(b)	1,539,690
593,630	Interserve Plc	2,786,296
28,289	Intertek Group Plc	1,004,111
131,379	Invensys Plc	747,439
242,201	Investec Plc	1,947,139
64,636	IP Group Plc(b)	56,006
22,001	ITE Group Plc	94,813
1,090,131	ITV Plc(b)	1,384,787
8,667	James Fisher & Sons Plc	79,623
31,692	Jardine Lloyd Thompson Group Plc	372,408
29,184	Jazztel Plc(b)	178,523
2,974	JD Sports Fashion Plc	44,485
5,707	JJB Sports Plc(b)	2,478
48,576	JKX Oil & Gas Plc	249,907
2,419	John Menzies Plc	21,880
147,668	John Wood Group Plc	1,719,192
54,773	Johnson Matthey Plc	1,832,536
81,564	Johnston Press Plc(b)	10,899
107,933	Kcom Group Plc	111,326
29,023	Keller Group Plc	319,230
95,001	Kesa Electricals Plc	204,702
10,701	Kewill Plc	18,723
5,677	Kier Group Plc	126,118
717,589	Kingfisher Plc	3,290,207
21,962	Kofax Plc(b)	173,002
136,203	Ladbrokes Plc	346,263
1,552,332	Laird Plc	3,645,651
46,421	Land Securities Group Plc REIT	608,680
6,033	Lavendon Group Plc	9,800
2,210,335	Legal & General Group Plc	4,533,792
4,601	Liontrust Asset Management Plc(b)	6,379
1,062,163	Logica Plc	2,391,587
60,424	London Stock Exchange Group Plc	879,593
45,510	Lonmin Plc	1,240,601
79,659	Lookers Plc	87,485
6,385	Low & Bonar Plc	6,559
3,333	M.J. Gleeson Group Plc(b)	6,180
649,490	Man Group Plc	2,708,920
82,272	Marshalls Plc	167,312
244,353	Marston’s Plc	442,438
1,507,980	McBride - Class B(c)(d)	2,519
75,399	McBride Plc	169,392
8,244	McKay Securities Plc REIT	16,404
29,062	Mears Group Plc	116,990
44,387	Mecom Group Plc(b)	229,838
298,738	Meggitt Plc	1,791,390
237,490	Melrose Plc	1,404,677
26,273	Melrose Resources Plc	122,658

Shares		Value

UNITED KINGDOM (continued)
73,933	Michael Page International Plc	$681,683
21,967	Micro Focus International Plc	136,312
82,415	Millennium & Copthorne Hotels Plc	727,539
77,863	Misys Plc(b)	410,462
132,951	Mitchells & Butlers Plc(b)	730,622
118,008	Mitie Group Plc	417,092
231,628	Mondi Plc	2,290,435
125,036	Moneysupermarket.com Group Plc	198,410
42,805	Morgan Crucible Co. Plc	221,647
18,951	Morgan Sindall Plc	220,316
35,474	Mothercare Plc	248,806
15,625	MWB Group Holdings Plc(b)	10,766
65,080	N Brown Group Plc	329,813
156,027	National Express Group Plc	685,165
26,838	Next Plc	1,002,816
54,781	Northern Foods Plc	66,568
53,693	Northgate Plc(b)	306,725
75,689	Northumbrian Water Group Plc	443,630
21,220	Novae Group Plc	134,690
2,199	Oxford Instruments Plc	27,383
110,637	Pace Plc	297,715
2,309	PayPoint Plc	18,031
321,901	Pendragon Plc(b)	126,356
71,869	Pennon Group Plc	791,702
164,317	Persimmon Plc	1,325,942
28,890	Petrofac Ltd.	728,668
54,488	Petropavlovsk Plc	812,751
56,609	Photo-Me International Plc	43,378
73,007	Premier Farnell Plc	348,158
1,128,253	Premier Foods Plc(b)	606,265
22,713	Premier Oil Plc(b)	758,769
16,930	Provident Financial Plc	285,051
43,340	Psion Plc	73,478
338,071	Punch Taverns Plc(b)	442,438
112,385	PV Crystalox Solar Plc	101,369
61,900	PZ Cussons Plc	338,926
88,094	QinetiQ Group Plc(b)	177,901
181,479	Quintain Estates & Development Plc(b)	141,714
7,265	Randgold Resources Ltd.(b)	633,448
53,253	Rank Group Plc	134,049
9,423	Rathbone Brothers Plc	183,367
3,560	REA Holdings Plc	47,125
119,552	Redrow Plc(b)	262,396
5,547	Renishaw Plc	163,719
2,332	Renold PLC(b)	1,461
43,173	Renovo Group Plc(b)	11,358
305,532	Rentokil Initial Plc(b)	480,998
737,695	Resolution Ltd.	3,729,876
35,605	Restaurant Group Plc	199,233
2,070,073	Rexam Plc	13,505,885
7,271	Ricardo Plc	44,451
8,975	Rightmove Plc	158,908
5,585	RM Plc	13,760

69

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
17,399	Robert Walters Plc	$89,512
17,376	Robert Wiseman Dairies Plc	91,425
13,824	ROK Plc(b)(c)(d)	0
373,067	Rotork Plc	10,687,007
49,887	RPC Group Plc	278,983
122,786	RPS Group Plc	468,641
1,657,274	RSA Insurance Group Plc	3,809,061
701,831	Sage Group Plc (The)	3,341,047
78,695	Salamander Energy Plc(b)	398,023
44,607	Savills Plc	299,153
54,624	Schroders Plc	1,731,749
26,053	Schroders Plc - Non Voting	673,214
25,119	SDL Plc(b)	271,883
100,680	Segro Plc REIT	546,720
140,739	Senior Plc	359,205
453,149	Serco Group Plc	4,280,345
45,373	Severfield-Rowen Plc	186,629
28,353	Severn Trent Plc	710,861
54,091	Shaftesbury Plc REIT	463,498
206,280	Shanks Group Plc	414,848
297,590	SIG Plc(b)	694,913
87,440	Smith & Nephew Plc	960,309
53,086	Smiths Group Plc	1,181,107
23,780	Smiths News Plc	40,118
83,276	Soco International Plc(b)	542,348
10,749	Southern Cross Healthcare Ltd.(b)	1,953
333,813	Spectris Plc	8,268,934
178,555	Speedy Hire Plc	93,202
103,817	Spirax-Sarco Engineering Plc	3,483,803
232,793	Spirent Communications Plc	567,712
94,269	Sports Direct International Plc(b)	317,442
7,688	St. Ives Group Plc	12,970
74,596	St. James’s Place Plc	442,208
79,129	St. Modwen Properties Plc	224,164
1,029,382	Standard Life Plc	3,887,606
16,831	Sthree Plc	123,081
211	Stolt-Nielsen Ltd.	5,107
22,663	Synergy Health Plc	320,253
16,808	T Clarke Plc	27,584
193,310	Talktalk Telecom Group Plc	448,176
173,743	Tate & Lyle Plc	1,722,397
394,679	Taylor Wimpey Plc(b)	256,514
5,162	Ted Baker Plc	62,512
43,841	Telecity Group Plc(b)	384,821
11,245	Telecom Plus Plc	91,661
78,000	Tethys Petroleum Ltd.(b)	117,888
333,138	Thomas Cook Group Plc	953,206
38,780	Timeweave Plc	15,384
14,332	Topps Tiles Plc	17,476
11,051	Town Centre Securities Plc REIT	35,903
100,609	Travis Perkins Plc	1,806,552
72,753	Trinity Mirror Plc(b)	58,938
705,703	TT electronics Plc	2,104,095

Shares		Value

UNITED KINGDOM (continued)
334,005	TUI Travel Plc	$1,334,502
89,284	Tullett Prebon Plc	627,112
57,579	UK Coal Plc - Sub-Shares(b)	38,952
274,940	Ultra Electronics Holdings	7,935,729
13,118	Umeco Plc	106,271
4,413	Unite Group Plc(b)	15,826
117,403	United Utilities Group Plc	1,238,391
7,888	UTV Media Plc	18,051
166,727	Vectura Group Plc(b)	185,893
218,639	Victrex Plc	5,379,421
10,292	Vitec Group Plc (The)	105,726
9,361	Volex Group Plc(b)	49,410
332,454	Weir Group Plc (The)	10,684,194
43,403	Wetherspoon (J.D.) Plc	329,720
33,542	WH Smith Plc	263,325
71,824	Whitbread Plc	2,015,506
377,315	William Hill Plc	1,408,597
14,285	Wilmington Group Plc	35,851
14,457	Wincanton Plc	25,416
54,494	Wolfson Microelectronics Plc(b)	217,546
68,540	Wolseley Plc	2,482,039
127,523	Workspace Group Plc REIT	61,772
25,234	WSP Group Plc	151,316
11,640	Xaar Plc	46,371
115,002	Xchanging Plc(b)	153,674
985	XP Power Ltd.	27,805
184,454	Yell Group Plc(b)	21,968
30,074	Yule Catto & Co. Plc	109,761

		370,117,200

UNITED STATES — 47.7%
400,000	ABM Industries, Inc.(d)	9,728,000
140,000	Adobe Systems, Inc.(b)	4,697,000
1,293,107	Advance Auto Parts, Inc.	84,646,784
103,800	Alberto-Culver Co.	3,875,892
6,300	Alleghany Corp.(b)	2,072,700
80,000	Allergan, Inc.	6,364,800
110,000	Altera Corp.	5,357,000
250,000	American Medical Systems Holdings, Inc.(b)	7,375,000
100,000	American Public Education, Inc.(b)	4,225,000
75,000	Ametek, Inc.	3,453,000
400	Amrep Corp.(b)	3,959
34,300	Amtrust Financial Services, Inc.	661,990
85,000	Ansys, Inc.(b)	4,699,650
85,000	Apollo Group, Inc. - Class A(b)	3,402,550
300,000	Aptargroup, Inc.	15,735,000
2,744	Argonaut Gold, Inc.(b)	15,661
150,000	Arthur J. Gallagher & Co.	4,467,000
2,520	Assisted Living Concepts, Inc.(b)	90,871
75,000	athenahealth, Inc.(b)	3,467,250
22,961	Atlantic Power Corp.	348,243
250,000	Avon Products, Inc.	7,345,000
60,000	Bard (C.R.), Inc.	6,405,000

70

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

UNITED STATES (continued)
80,000	Beckman Coulter, Inc.	$6,628,000
125,000	Bio-Rad Laboratories, Inc. - Class A(b)	15,640,000
150,000	Bio-Reference Labs, Inc.(b)	3,781,500
215,000	Blackboard, Inc.(b)	10,343,650
200,000	Blue Coat Systems, Inc.(b)	5,760,000
250,000	Bottomline Technologies, Inc.(b)(d)	6,945,000
308,900	Brady Corp. - Class A(d)	11,648,619
275,000	Brigham Exploration Co.(b)	9,220,750
250,000	Brown & Brown, Inc.	6,462,500
35,000	Brown-Forman Corp. - Class B	2,515,100
75,000	Capella Education Co.(b)	3,720,000
335,000	Cardtronics, Inc.(b)	7,118,750
3,701,000	CareFusion Corp.(b)(d)	108,698,370
30,000	Cerner Corp.(b)	3,605,400
1,800	Chesapeake Corp.(b)	3
70,000	Church & Dwight Co., Inc.	5,773,600
25,000	CIRCOR International, Inc.	1,135,750
30,000	Citrix Systems, Inc.(b)	2,530,200
225,000	CLARCOR, Inc.	10,167,750
120,000	Clorox Co.	8,359,200
6,925	CNA Surety Corp.(b)	183,443
250,000	comScore, Inc.(b)	7,452,500
125,000	Concur Technologies, Inc.(b)	7,233,750
175,000	Constant Contact, Inc.(b)	4,849,250
50,000	Continental Resources, Inc,(b)	3,434,000
250,000	Copart, Inc.(b)	11,342,500
100,000	CoStar Group, Inc.(b)	6,802,000
2,910,000	Crown Holdings, Inc.(b)(d)	108,834,000
120,000	Cummins, Inc.	14,421,600
350,000	Denbury Resources, Inc.(b)	7,899,500
75,000	DeVry, Inc.	3,967,500
233	DexCom, Inc.(b)	3,879
1,557,870	Dollar Tree, Inc.(b)	89,577,525
50,000	Dover Corp.	3,402,000
1,392,557	Dresser-Rand Group, Inc.(b)	73,164,945
125,000	Ecolab, Inc.	6,595,000
105,000	Energizer Holdings, Inc.(b)	7,930,650
150,000	FARO Technologies, Inc.(b)	6,475,500
150,000	Financial Engines, Inc.(b)	4,264,500
2,434	First Acceptance Corp.(b)	4,406
1,420,000	Fiserv, Inc.(b)(d)	87,060,200
490,000	Flowers Foods, Inc.	14,974,400
855,000	Flowserve Corp.	108,260,100
3,100	Franklin Bank Corp.(b)	4
75,000	Gardner Denver, Inc.	6,480,750
100,000	Gartner Group, Inc.(b)	4,291,000
150,000	Genomic Health, Inc.(b)	4,095,000
215,000	Gen-Probe, Inc.(b)	17,827,800
91,100	Golden Star Resources Ltd.(b)	294,632
150,000	Gulfport Energy Corp.(b)	5,106,000
425,000	HCC Insurance Holdings, Inc.	13,829,500
400,000	Healthcare Realty Trust, Inc. REIT	9,136,000
1,378,750	Henry Schein, Inc.(b)(d)	100,745,263

Shares		Value

UNITED STATES (continued)
125,000	HJ Heinz Co.	$6,403,750
225,000	Hologic, Inc.(b)	4,954,500
1,725	Horizon Financial Corp.(b)	19
14,280	Hypercom Corp.(b)	170,932
375,000	IDEX Corp.	17,595,000
64,000	IHS, Inc. - Class A(b)	5,647,360
150,000	Immucor, Inc.(b)	3,274,500
9,600	Indevus Pharmaceuticals, Inc.(c)(d)	10,559
185,000	Informatica Corp.(b)	10,361,850
165,000	Integra LifeScience Holdings Corp.(b)	8,631,150
15,000	IntercontinentalExchange, Inc.(b)	1,805,250
5,000,000	International Game Technology	88,450,000
1,449	Introgen Therapeutics, Inc.(b)	6
140,000	Intuit, Inc.(b)	7,778,400
14,000	Intuitive Surgical, Inc.(b)	4,895,800
1,800	J. Crew Escrow Shares(c)(d)	0
150,000	Jack Henry & Associates, Inc.	5,095,500
25,994	Jaguar Mining, Inc.(b)	145,060
275,000	John Wiley & Sons, Inc. - Class A	14,005,750
150,000	K12, Inc.(b)	5,905,500
135,000	Kellogg Co.	7,731,450
65,000	Laboratory Corp. of America Holdings(b)	6,270,550
2,233	Ladish Co., Inc.(b)	126,611
150,000	Lancaster Colony Corp.	9,166,500
265,000	Landstar System, Inc.	12,561,000
157	Legacy Bancorp, Inc.	2,129
150,000	Life Technologies Corp.(b)	8,280,000
80,000	LogMein, Inc.(b)	3,445,600
250,000	Luminex Corp.(b)(d)	4,847,500
2,500	Marshall & Ilsley Corp.	20,425
150,000	Masimo Corp.	5,218,500
75,000	Matthews International Corp. - Class A	3,010,500
1,897,624	McCormick & Co., Inc.(d)	93,211,291
90,900	Measurement Specialties, Inc.(b)	3,161,502
375,000	MedAssets, Inc.(b)	6,007,500
94,300	Medidata Solutions, Inc.(b)	2,420,681
150,000	Meridian Bioscience, Inc.	3,706,500
155,709	Minera Andes, Inc.(b)	460,799
140,000	Molson Coors Brewing Co. - Class B	6,825,000
5,500	Monaco Coach Corp.(b)	46
207,300	Morningstar, Inc.(d)	11,940,480
677	Movie Gallery, Inc.(b)(c)(d)	0
500,000	Myriad Genetics, Inc.(b)	10,720,000
125,000	Nalco Holding Co.	3,651,250
292,300	National Instruments Corp.	8,868,382
25,000	National Oilwell Varco, Inc.	1,917,250
150,000	Navigators Group, Inc.(b)(d)	7,774,500
1,145,746	NetApp, Inc.(b)	59,555,877

71

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

UNITED STATES (continued)
405,000	NeuStar, Inc. - Class A(b)	$10,890,450
200,000	Northern Oil and Gas, Inc.(b)	4,752,000
155,000	Northern Trust Corp.	7,748,450
260,000	NuVasive, Inc.(b)	8,031,400
160,000	Oasis Petroleum, Inc.(b)	4,916,800
50,000	Oil States International, Inc.(b)	4,150,500
1,973,500	Omnicom Group, Inc.	97,076,465
7,982	Palm Harbor Homes, Inc.(b)	231
75,000	Pentair, Inc.	3,012,000
2,700	PFF Bancorp, Inc.(b)	3
100,000	Pharmaceutical Product Development, Inc.	3,085,000
50,000	Pioneer Natural Resources Co.	5,111,500
200,000	Progress Software Corp.(b)	5,930,000
125,000	Ralcorp Holdings, Inc.(b)	9,725,000
71,015	Ram Power Corp.(b)	52,540
25,000	Raven Industries, Inc.	1,359,000
150,000	Republic Services, Inc.	4,743,000
150,000	ResMed, Inc.(b)	4,783,500
275,000	Resolute Energy Corp.(b)	4,864,750
75,000	Robbins & Myers, Inc.	3,260,250
50,000	Roper Industries, Inc.	4,324,500
100,000	Rosetta Resources, Inc.(b)	4,593,000
100,000	Rovi Corp.(b)	4,856,000
250,000	Ruddick Corp.	10,380,000
1,068	Salem Communications Corp. - Class A	3,845
500,000	SandRidge Energy, Inc.(b)	6,180,000
3,399,700	SEI Investments Co.(d)	75,915,301
325,000	Sensient Technologies Corp.	12,314,250
200,000	Silgan Holdings, Inc.	9,172,000
25,000	SM Energy Co.	1,896,500
450,000	Smart Balance, Inc.(b)(d)	2,151,000
375,000	Snyders-Lance, Inc.	7,406,250
325,000	SolarWinds, Inc.(b)	7,874,750
150,000	SonoSite, Inc.(b)	5,205,000
100,000	Sourcefire, Inc.(b)	2,662,000
100,000	St. Jude Medical, Inc.	5,344,000
30,000	Strayer Education, Inc.	3,716,400
17,048	Student Transportation, Inc.	122,705
425,000	Superior Energy Services, Inc.(b)	16,328,500
14,300	Swisher Hygiene, Inc.(b)	126,050
8,480	SXC Health Solutions Corp.(b)	468,656
65,000	Techne Corp.	5,051,150
100,000	Teleflex, Inc.	6,301,000
9,100	Tenet Healthcare Corp.(b)	63,063
1,412,600	Tenneco, Inc.(b)(d)	65,276,246
400,000	Tetra Technologies, Inc.(b)	5,908,000
50,000	Tractor Supply Co.	3,093,500
2,740	TRC Cos., Inc.(b)	13,699
130,000	TreeHouse Foods, Inc.(b)	7,887,100
1,425,000	Tupperware Brands Corp.(d)	90,729,750
100,000	Ultimate Software Group, Inc.(b)	5,600,000
80,000	Ultra Petroleum Corp.(b)	4,063,200

Shares		Value

UNITED STATES (continued)
275,000	UMB Financial Corp.(d)	$11,580,250
150,000	UTi Worldwide, Inc.	3,361,500
250,000	VCA Antech, Inc.(b)	6,150,000
225,000	Verisk Analytics, Inc. - Class A(b)	7,402,500
30,000	VF Corp.	3,016,800
275,000	W.R. Berkley Corp.	8,967,750
100,000	Wabtec Corp.	7,138,000
50,000	Waddell & Reed Financial, Inc. - Class A	2,050,500
691	Walter Energy, Inc.(b)	95,381
510,000	Waste Connections, Inc.	15,692,700
1,600	WaterFurnace Renewable Energy, Inc.	39,233
1,006,151	Waters Corp.(b)(d)	98,602,798
100,000	WD-40 Co.	4,150,000
325,000	West Pharmaceutical Services, Inc.(d)	15,353,000
100,000	Whiting Petroleum Corp.(b)	6,950,000
225,000	Willis Group Holdings Plc	9,297,000
2,694,444	Wisconsin Energy Corp.(d)	84,093,597
114,700	Wolverine World Wide, Inc.	4,551,296
100,000	Wright Express Corp.(b)	5,633,000
2,660,000	Xilinx, Inc.	92,727,600
65,000	Zimmer Holdings, Inc.(b)	4,241,250

		2,564,077,707

Total Common Stocks (Cost $3,435,362,942)		4,863,354,970

INVESTMENT COMPANY — 0.8%
40,824,700	SEI Daily Income Trust Government II Fund, Class A 0.01%(f)	40,824,700

Total Investment Company (Cost $40,824,700)		40,824,700

72

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

EXCHANGE TRADED FUNDS — 5.7%
625,000	iShares MSCI EAFE Small Cap Index Fund(d)	$28,681,250
2,168,500	iShares MSCI Emerging Markets Index Fund	108,425,000
100,861	iShares MSCI Japan Small Cap Index Fund(d)	4,664,317
1,575,000	iShares MSCI Malaysia Index Fund	23,640,750
1,317,400	iShares MSCI Singapore Index Fund	19,036,430
357,000	iShares MSCI South Korea Index Fund	24,622,290
250,000	iShares S&P Small Cap 600 Index Fund	18,862,500
55,000	SPDR Russell Nomura Small Cap Japan Fund	2,378,750
510,000	SPDR S&P International Small Cap Fund(d)	16,855,500
328,648	SPDR S&P Midcap 400 Trust	60,671,707

Total Exchange Traded Funds (Cost $196,220,435)		307,838,494

RIGHTS/WARRANTS — 0.0%
Banks — 0.0%
1,760,881	Banco Comercial Portugues SA Rights, Expire 7/27/11(b)	59,987
100,899	Banco de Valencia Rights, Expire 5/9/11(b)	7,921
66,757	Banco Pastor SA Rights, Expire 7/29/11(b)	7,020
280,002	Banco Popular Espanol SA Rights, Expire 4/27/11(b)	19,492
185,538	Bank of Cyprus Rights, Expire 5/17/11(c)(d)	0

		94,420

Consumer Discretionary — 0.0%
2,853	JJB Sports Plc Rights, Expire 4/21/11(c)	0
6,335	Mac Retail Coupons 5/19/11(c)	0
37,052	Net Holding AS Rights, Expire 5/2/11	9,257
99,567	Southern Cross Media Group Rights, Expire 5/3/11(c)	20,190
12,272	Tag Immobilien Rights, Expire 5/3/11(c)(d)	2,872
16,601	Ten Cate Coupons, Expire 5/20/11(c)	0

		32,319

Consumer Staples — 0.0%
25,960	Koninklijke Wessanen NV Expire 5/12/11(c)	0
1,090	QL Resources Berhad Warrants, Expire 2/13/13(b)(d)	350

		350

Shares		Value

Energy — 0.0%
10,907	Dart Energy Rights, Expire 5/13/11(c)(d)	120
20,910	Nexus Energy Rights, Expire 5/11/11(c)	688
2,935	White Energy Co. Ltd. - Performance Shares, Conversion Period 3/30/12(c)(d)	8,654
2,935	White Energy Co. Ltd. - Performance Shares, Conversion Period 3/31/11(c)	8,654

		18,116

Health Care — 0.0%
9,600	Ligand Pharmaceuticals Contingent Value Rights(c)(d)	0
9,600	Ligand Pharmaceuticals Contingent Value Rights(c)(d)	0
21,271	Mediq Coupons(c)	0

		0

Industrials — 0.0%
2,351	Kendiron NV Coupons Expire 5/11/11(c)	0
98,858	Koninklijke Bam Groep Coupons(c)	0

		0

Information Technology — 0.0%
4,296	CSG Ltd. Rights, Expire 5/11/11(c)(d)	0
27,037	Unitech Printed Circuit Rights, Expire 6/13/11(c)(d)	4,012

		4,012

Insurance — 0.0%
23,945	China Life Insurance Co. Ltd. Rights, Expire 5/12/11(c)(d)	7,065

Materials — 0.0%
187,851	Boryszew SA Rights, Expire 8/30/11(b)(c)(d)	69,346
2,188	Iron Ore Holdings Ltd. Rights, Expire 5/10/11(b)	12
2,762	MIL Resources Ltd. Warrants, Expire 5/31/12(b)(c)	21
15,489	Schmolz + Bickenbach AG Rights, Expire 9/2/11(b)	179

		69,558

Real Estate — 0.0%
151,500	AFP Properties Ltd. Warrants, Expire 11/18/15(b)	25,373
13,111	Hansteen Holdings Rights, Expire 5/3/11(c)	329

		25,702

73

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2011
(Unaudited)

Shares		Value

Telecommunication Services — 0.0%
21	Tim Participacoes SA Rights, Expire 8/2/11(b)	$7
86	Tim Participcoes SA Preferred Rights, Expire 8/2/11(b)	11
288,045	True Corp. Rights, Expire 6/3/11(c)(d)	29,914

		29,932

Utilities — 0.0%
44	Cia de Transmissao de Energia Electrica Paulista Rights, Expire 5/26/11(b)(c)	36

Total Rights/Warrants (Cost $58,833)		281,510

Principal Amount

U.S. GOVERNMENT AGENCIES — 1.8%
Federal Home Loan Bank — 1.8%
45,000,000	0.00%, 05/02/2011(g)	45,000,000
50,000,000	0.04%, 05/25/2011(g)	49,998,722

Total U.S. Government Agencies (Cost $94,998,721)		94,998,722

Shares

CASH SWEEP — 1.0%
55,779,024	Citibank - US Dollars on Deposit in Custody Account 0.02%(f)	55,779,024

Total Cash Sweep (Cost $55,779,024)		55,779,024

TOTAL INVESTMENTS — 99.7% (Cost $3,823,244,655)(a)		5,363,077,420
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		13,990,441

NET ASSETS — 100.0%		$5,377,067,861

(a)	Cost for financial reporting purposes is $3,824,981,486 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,578,414,308
Unrealized depreciation	(40,318,374)

Net unrealized appreciation	$1,538,095,934

(b)	Non-income producing security.

(c)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $2,007,937, which is 0.04% of net assets.

(d)	This security is considered either fully or partially illiquid.

(e)	Securities incorporated in the same country but traded on different exchanges.

(f)	Rate shown represents current yield at April 30, 2011.

(g)	The rate represents the annualized yield at time of purchase.

ADR — American Depositary Receipt
NVDR — Non Voting Depositary Receipt
FOR — Foreign Ownership Restrictions
REIT — Real Estate Investment Trust
VVPR — Voter Verified Paper Record

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	2.3%
Consumer Discretionary	17.5%
Consumer Staples	5.8%
Diversified Financials	2.9%
Energy	9.3%
Health Care	10.9%
Industrials	15.9%
Information Technology	12.5%
Insurance	2.7%
Materials	5.9%
Real Estate	1.8%
Telecommunication Services	0.7%
Utilities	2.2%
Other*	9.6%

100%

*

Includes cash and equivalents, exchange traded funds, U.S. government agencies, investment company, rights/warrants, options, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

74

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.
(a)	(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.
(a)	(3)	Not applicable.
(b)		Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ Marc D. Stern
Marc D. Stern, President
(Principal Executive Officer)

Date	6/28/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Marc D. Stern
Marc D. Stern, President
(Principal Executive Officer)

Date	6/28/11

By (Signature and Title)*	/s/ Peter C. Artemiou
Peter C. Artemiou, Treasurer
(Principal Financial Officer)

Date	6/28/11

* Print the name and title of each signing officer under his or her signature.